Voya Retirement Insurance and Annuity Company Variable Annuity Account C MAP II (HR 10) CONTRACT PROSPECTUS – MAY 1, 2020

The Contracts. The contracts described in this prospectus are group installment variable annuity contracts issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we”, “us” and “our”). They are intended to be used as funding vehicles for certain types of retirement plans that may qualify for beneficial tax treatment under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”). The contracts are no longer available for purchase by new retirement plans.

The Funds

•  Voya Balanced Portfolio (Class I)

• Voya Government Money Market Portfolio (Class I) • Voya Growth and Income Portfolio (Class I) • Voya Intermediate Bond Portfolio (Class I)

Why Reading this Prospectus is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account the contract holder, (generally, the plan sponsor or a trust), or you if permitted by the plan, instructs us to direct account dollars into any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (“funds”) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. Information about the risks of investing in the funds is located in the “INVESTMENT OPTIONS” section on page 11 and in each fund’s prospectus. Read this prospectus carefully in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options. We describe the fixed interest options (the Guaranteed Accumulation Account (“GAA”) and the Fixed Account) in appendices to this prospectus. There is also a separate prospectus for the GAA. Not all fixed interest options may be available for current or future investment.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2020, Statement of Additional Information (“SAI”) by indicating your request on your enrollment materials, by calling the Company at 1-800-584-6001 or by writing to us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds or the GAA prospectus, by calling that number. The contract prospectus, the GAA prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75980. The number assigned to the registration statement for the GAA is 333-230711. The SAI table of contents is listed on page 43 of this prospectus. The SAI is incorporated into this prospectus by reference.

Internet Availability of Fund Shareholder Reports. Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If available, you may elect to receive shareholder reports and other communications from the Company electronically by contacting Customer Service.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-283-3427. Your election to receive reports in paper will apply to all funds available under your contract.

Additional Disclosure Information. Neither the SEC, nor any state securities commission has approved or disapproved the contracts offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these contracts in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts described in this prospectus are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount invested.

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CONTRACT OVERVIEW:	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE	6
CONDENSED FINANCIAL INFORMATION	8
THE COMPANY	8
CONTRACT PURCHASE AND PARTICIPATION	9
CONTRACT OWNERSHIP AND RIGHTS	10
RIGHT TO CANCEL	11
INVESTMENT OPTIONS	11
FEES	15
YOUR ACCOUNT VALUE	19
TRANSFERS	21
WITHDRAWALS	23
SYSTEMATIC DISTRIBUTION OPTIONS	25
DEATH BENEFIT	26
INCOME PHASE	27
FEDERAL TAX CONSIDERATIONS	30
CONTRACT DISTRIBUTION	38
OTHER TOPICS	40
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	43
APPENDIX I – GUARANTEED ACCUMULATION ACCOUNT	44
APPENDIX II – FIXED ACCOUNT	46
APPENDIX III – FUND DESCRIPTIONS	47
APPENDIX IV – CONDENSED FINANCIAL INFORMATION	CFI-1

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CONTRACT OVERVIEW

Questions:  Contacting the Company.

To answer your questions, contact your local representative or write or call the Company at:

Customer Service

Defined Contribution Administration

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative requirements for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

The following is intended as a summary. Please read each section of this prospectus for additional information.

Who’s Who

You (the “participant”): The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Contract Holder: The person to whom we issue the contract. Generally, the plan sponsor or a trust. We may also refer to the contract holder as the contract owner.

We (the “Company”): Voya Retirement Insurance and Annuity Company. We issue the contract.

For greater detail, please review “CONTRACT OWNERSHIP AND RIGHTS” and “CONTRACT PURCHASE AND PARTICIPATION.”

The Contract and Your Retirement Plan

Retirement Plan (“plan”). A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Plan Type. This prospectus describes the following types of retirement plans: (1) a “401 plan,” which qualifies for tax treatment under Tax Code Section 401; (2) an HR 10 plan, which is a plan under Tax Code Section 401 for self-employed individuals; (3) a Simplified Employee Pension (SEP), which is a plan under Tax Code Section 408(k); and (4) a group individual retirement annuity contract or certificate (group IRA), which is a plan under Tax Code section 408(b). The Company does not issue new contracts to new 401 plans or HR 10 plans or new SEP or new group IRA contracts or accept new IRA participants under the contracts. To learn which type of plan you have, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401 retirement plan, an HR 10 Plan, a SEP or an IRA), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “CONTRACT PURCHASE AND PARTICIPATION.”

Contract Rights

Under 401, HR 10 and SEP plans, the contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan. For example, the contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right.

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Under group IRA contracts and IRA certificates, the contract holder has no right, title or interest in the amounts held under the contract. Each IRA participant owns all amounts held in his or her account, and may make any choices allowed under the contract for his or her account. The Company will maintain an individual account for each IRA participant.

For greater detail, see “CONTRACT OWNERSHIP AND RIGHTS.”

Contract Facts

Free Look/Right to Cancel. Contract holders, including contract holders under group IRA contracts, may cancel the contract within 10 days after they receive the contract or as otherwise allowed by state law. IRA participants may cancel their participation under the group IRA contract within 10 days of receiving their certificate of coverage. See “RIGHT TO CANCEL.”

Death Benefit. A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases (described in “Contract Phases,” below). The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “DEATH BENEFIT” and “INCOME PHASE.”

Withdrawals. During the accumulation phase the contract holder or IRA participant may withdraw all or a part of the plan or individual account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “WITHDRAWALS” and “FEDERAL TAX CONSIDERATIONS.”

Systematic Distribution Options. The contract holder on your behalf may elect for you to receive regular payments from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Fees. Certain fees are deducted from your account value. See “FEE TABLE” and “FEES.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL TAX CONSIDERATIONS.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

Step 1. The contract holder provides Voya Retirement Insurance and Annuity Company with a completed application. Under some contracts, the contract holder directs us to set up individual accounts for participants. Under other contracts, we maintain only one plan account under the contract.

Step 2. The contract holder, or you if permitted by your plan, directs us to invest account dollars in any of the following investment options:

•     Fixed Interest Options; or

•     Variable Investment Options. (The variable investment options are the subaccounts of the separate account. Each one invests in a specific mutual fund.)

Step 3. If applicable, the subaccount(s) selected purchases shares of its assigned fund.

Payments to Your Account
Step 1 ¯
Voya Retirement Insurance and Annuity Company
¯	Step 2	¯
Fixed Interest Options	Variable Annuity Account C Variable Investment Options
The Subaccounts
	A	B	Etc.
¯ Step 3 ¯
	Mutual Fund A	Mutual Fund B

Income Phase (receiving income phase payments from your contract)

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The contracts offer several income phase payment options. See “INCOME PHASE.” In general, you may:

•     Receive income phase payments over a lifetime or for a specified period;

•     Receive income phase payments monthly, quarterly, semi-annually or annually;

•     Select an income phase option that provides a death benefit to beneficiaries; and

•     Select fixed income phase payments or variable income phase payments that vary based upon the performance of the variable investment options you select.

FEE TABLE

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning, and withdrawing account value from your contract. See “INCOME PHASE” for fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% may also be deducted.*

Early Withdrawal Charge[1]

     (as a percentage of amount withdrawn)                                 5%

Allocation and Transfer Fees                                                 $10.00[2]

In This Section:

•     Maximum Transaction Expenses;

•     Maximum Periodic Fees and Charges;

•     Fund Fees and Expenses; and

•     Examples.

See “FEES” for:

•     Early Withdrawal Charge Schedules;

•     How, When and Why Fees are Deducted;

•     Fund Redemption Fees; and

•     Premium and Other Taxes.

Maximum Periodic Fees and Charges

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Annual Maintenance Fee                                      $30.003

Separate Account Annual Expenses

(as a percentage of average account value)

	HR 10 and SEP Contracts	Corporate 401 Contracts	Group IRA Contracts

Maximum Mortality and Expense Risk Charge	1.25%	1.25%[4]	1.25%[4]
Maximum Administrative Expense Charge	0.25%[5]	0.25%[5]	0.25%[5]

Maximum Total Separate Account Annual Expenses	1.50%	1.50%	1.50%

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*   State premium taxes may also apply, but are not reflected in the fee tables or examples. See “FEES ‒ Premium and Other Taxes.”

1   This is a deferred sales charge. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. No early withdrawal charge applies to amounts held in the Fixed Account or the subaccounts under group IRA contracts. See “FEES.”

2   We currently allow an unlimited number of transfers or allocation changes without charge. However, we reserve the right to impose a transfer fee of $10.00 for each transfer or allocation change in excess of 12 during each calendar year. See “FEES - Allocation and Transfer Fee.”

3   This fee is deducted from each individual or plan account. It may be reduced or waived for certain plans. The maintenance fee does not apply to amounts held under group IRA contracts. See “FEES - Annual Maintenance Fee.”

4   This is the maximum mortality and expense risk charge permitted under the contract. The current mortality and expense risk charge is 1.19%.

5   This fee is deducted from each individual or plan account. It may be reduced or waived for certain plans. The maintenance fee does not apply to amounts held under group IRA contracts. See “FEES – Annual Maintenance Fee.”

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees and other expenses)	0.53%	0.84%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract these costs include contract holder transaction expenses, contract fees including an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.001%), separate account annual expenses for each type of contract, and fund fees and expenses applicable to that type of contract.

Fees and Expenses Examples: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
HR 10 and SEP Contracts	$758	$1,295	$1,746	$2,759	$245	$755	$1,292	$2,759

Corporate 401 Contracts	$758	$1,295	$1,746	$2,759	$245	$755	$1,292	$2,759

Group IRA Contracts	$237	$730	$1,250	$2,676	$237	$730	$1,250	$2,676

Fees and Expenses Examples: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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*   Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within three years after payments start. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. Refer to Example A.

	Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
HR 10 and SEP Contracts	$729	$1,206	$1,596	$2,444	$214	$662	$1,135	$2444

Corporate 401 Contracts	$729	$1,206	$1,596	$2,444	$214	$662	$1,596	$2,4443

Group IRA Contracts	$206	$637	$1,093	$2,358	$206	$637	$1,093	$2,358

*       Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within three years after payments start. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. Refer to Example A.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV we provide condensed financial information about the separate account C subaccounts available under the contracts. The tables show the value of the subaccounts over the past ten years. For the subaccounts that were not available ten years ago, we give a history from the date we first received premium payments into the subaccounts through the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

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Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts are designed for plans sponsored by self-employed individuals eligible to establish an HR 10 plan for their employees, and for other corporate plans designed to qualify for treatment under Section 401 of the Tax Code.

The corporate 401 contracts covered by this prospectus were available only for conversions through the Company’s rewrite program. Those eligible for these contracts were contract holders of Individual Pension Trust contracts issued prior to May 1, 1975 who elected to stop payments to their existing contract and direct future payments to the new contracts. These contracts are no longer available for new sales.

This prospectus also describes SEP and group IRA contracts, which are no longer offered for sale.

Participating in the Contract. If the contract provides for the establishment of individual accounts for employees under the plan:

•     We provide you with enrollment materials for completion and return to us. You then complete an enrollment form and submit it to us; and

•     If your enrollment materials are complete and in good order, we establish one or more accounts for you.

Acceptance or Rejection of Applications or Enrollment Forms. We must accept or reject an application or your enrollment materials within two business days of receipt. If the application or enrollment forms are incomplete, we may hold any forms and accompanying payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to this, the purchase payments remain in a non-interest bearing bank account until processed (or for a maximum of 105 days). If we reject the application or enrollment form, we will return the forms and any payments.

Types of Contracts. Generally, a single master group contract is issued to cover present and future participants. The following types of contracts are available:

•     Allocated, where individual accounts are established and individual purchase payments are directed to each corresponding account. Contracts issued for SEPs may be issued only as an allocated contract; and

•     Unallocated, where no individual accounts are established. All purchase payments go to a single plan account.

If state law does not permit a group contract, individual contracts will be issued for each participant.

Allocation of Purchase Payments. Under 401, HR 10 and SEP contracts, the contract holder or you, if the contract holder permits, directs us to allocate initial contributions among the investment options available under the plan. Under group IRA contracts each IRA participant may make any choices allowed under the contract for his or her account. Generally you will specify this information on your enrollment materials or it may be provided to us by the contract holder. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.voyaretirementplans.com. Allocations must be in whole percentages.

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The GAA is not available as an investment option under the group IRA contracts or IRA certificates.

Under 401, HR 10 and SEP plans, payments must be large enough to fulfill the terms of the plan. For HR 10 and SEP plans, payments must be at least $25 per participant and total payments for the plan must be at least $6,000 annually (or average $2,000 per participant if there are fewer than three participants in the plan). The following purchase payment methods are allowed under the group IRA contract:

•     Annual contributions and installment payments, subject to limits set forth in the Tax Code. The group IRA contracts and certificates do not account for pre-tax and post-tax contributions separately; and

•     Rollovers or transfers from one or more of the following sources:

>   A traditional IRA under Tax Code Section 408(b);

>   An individual retirement account under Tax Code Section 408(a) or 403(a);

>   A tax-deferred annuity or custodial account under Tax Code Section 403(b);

>   A qualified pension or profit sharing plan under Tax Code Section 401(a) or 401(k); or

>   A governmental plan that qualifies under Tax Code Section 457(b).

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “FEDERAL TAX CONSIDERATIONS.”

Factors to Consider in the Purchase Decision. The decision to purchase the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•     Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•     Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

•     Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•     Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a financial professional, tax and/or legal adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract. The contract holder is usually your employer, unless the plan has a trustee, in which case the trustee is usually the contract holder.

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What Rights Do I Have under the Contract? Except for group IRA contracts, the contract holder, usually your employer holds all rights under the contract. The contract holder’s plan, which you participate in, may permit you to exercise some of those rights.

Under group IRA contracts and IRA certificates, the contract holder has no right, title or interest in the amounts held under the contract. Each IRA participant owns all amounts held in his or her account, and may make any choices allowed under the contract for his or her account.

RIGHT TO CANCEL

When and How to Cancel. The contract holder, including contract holders under group IRA contracts, may cancel the contract within 10 days of receiving it (or as otherwise allowed by state law) by returning it to the Company along with a written notice of cancellation. Group IRA participants may cancel their participation under the group IRA contract within 10 days of receiving their certificate of coverage.

Refunds to Contract Holders. We will produce a refund to the contract holder not later than seven calendar days after we receive the contract and the written notice of cancellation at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The refund will equal the dollars contributed to the contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge nor apply a market value adjustment to any amounts you contributed to the GAA. Group IRA participants will receive a refund of their purchase payments.

INVESTMENT OPTIONS

The contracts offer variable investment options and a fixed interest option. When we establish your account(s), (and your accounts may be established at different times), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

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Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We also provide a brief description of each fund in Appendix III. Please refer to the fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge, from the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•     Mixed funding – bought for annuities and life insurance.

•     Shared funding – bought by more than one company.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Selection of Underlying Funds. The underlying funds available through the contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contract. We have included certain of the funds at least in part because they are managed or sub-advised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

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Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Under the 401, 403 and SEP contracts described in this prospectus, the contract holder, not the plan participants, has all voting rights. Under group IRA contracts, the IRA participants have all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, the contract holder or IRA participant is entitled to direct will be determined as of the record date set by any fund that person invests in through the subaccounts. Additionally:

•     During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund; and

•     During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

We do not guarantee that each fund will always be available for investment through the contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•     Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for contracts we issue;

•     Combine two or more subaccounts;

•     Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;

•     Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:

>    A fund no longer suits the purposes of your contract;

>    There is a change in laws or regulations;

>    There is a change in the fund’s investment objectives or restrictions;

>    The fund is no longer available for investment; or

>    Another reason we deem a substitution is appropriate;

•     Stop selling the contract;

•     Limit or eliminate any voting rights for the Separate Account; or

•     Make any changes required by the 1940 Act or its rules or regulations.

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We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

These changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the contract belongs.

Fixed Interest Options

For descriptions of the fixed interest options, see the appendices and the GAA prospectus. The GAA prospectus may be obtained free of charge from Customer Service at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

When selecting investment options:

•     Choose options appropriate for you. Your local representative can help evaluate which funds or fixed interest options may be appropriate for your individual circumstances and your financial goals;

•     Understanding the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•     Be informed. Read this prospectus, all of the information that is available to you regarding the funds — including each fund’s prospectus, statement of additional information, and annual and semi-annual reports, fixed interest option appendices, and the GAA prospectus. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•     Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan.

ERISA Status. The Employee Retirement Income Security Act of 1974 (“ERISA”) imposes a “prudent man” rule regarding the selection and monitoring of investments for 401 plans. Those responsible for selecting and monitoring the investments (fiduciaries or plan trustees) can be held liable for plan investment losses if they fail to provide for prudent investment of plan assets. However, Section 404(c) of ERISA limits fiduciary liability in plans that allow participants to select their own investments, provided the available investments meet certain criteria. Subject to the employer’s compliance with applicable regulations, the subaccounts available under the contract can provide plan fiduciaries some protection under Section 404(c).

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The four subaccounts available under the contract qualify as “core funds” under ERISA Section 404(c). The underlying funds are broadly diversified, have different risk/return characteristics, are supported by pre- and post-enrollment disclosure material, are valued and accessible daily, and are look-through investment vehicles. The Fixed and Guaranteed Accumulation Accounts are not Section 404(c) core funds, but are intended as additional investment options. Thus, the contract provides a well-rounded portfolio, the potential for 404(c) protection and eliminates the need for an external investment manager. However, the Company is not a designated fiduciary or investment manager for any pension plan. Our responsibility is to execute investment instructions received from the trustee and/or employees as required under state and federal law. The employer and plan fiduciaries have overall fiduciary responsibility for your plan, are responsible for taking affirmative actions and providing additional disclosure to participants (including notice of the employer’s intent to rely on 404(c) protection) in order to retain Section 404(c) protection, and should review applicable Department of Labor regulations (20 C.F.R. Section 2550.404c-1) with their own legal counsel.

FEES

Types of Fees

You may incur the following types of fees or charges under the contract:

•     Transaction Fees

>   Early Withdrawal Charge

>   Allocation and Transfer Fee

>   Fund Redemption Fees

•     Periodic Fees and Charges

>   Annual Maintenance Fee

>   Mortality and Expense Risk Charge

>   Administrative Expense Charge

•     Fund Fees and Expenses

•     Premium and Other Taxes

Terms to Understand in the Schedules

Contract Year ‒ For HR 10 contracts issued before June 1, 1992 and for all corporate 401 and SEP contracts, the period of 12 months is measured from the contract’s effective date or from any anniversary of such effective date. For HR 10 contracts issued on and after June 1, 1992, or in some states at a later date following regulatory approval, the period of 12 months is measured from the date the first purchase payment is applied to the contract or from any anniversary of such date.

The charges we assess and the deductions we make under the contract are in consideration for: (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume. The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided in the “FEE TABLE” section. Please review both this section and the “FEE TABLE” section for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawal of all or a portion of the individual or plan account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. No early withdrawal charge applies to amounts held in the Fixed Account or the subaccounts under the IRA certificates.

Amount: The charge is a percentage of the amount withdrawn from the contract as shown in the Early Withdrawal Charge Schedule below.

Purpose: This is a deferred sales charge. The charge reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk change, to make up any difference.

Early Withdrawal Charge Schedules

Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or more but fewer than 10 More than 10	5% 4% 3% 2% 0%

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Waiver. The early withdrawal charge is waived for portions of a withdrawal when the withdrawal is:

•     Used to provide income phase payments;

•     Paid due to your death before income phase payments begin;

•     Taken after the completion of 10 contract years;

•     Taken because of the election of a systematic distribution option, see “SYSTEMATIC DISTRIBUTION OPTIONS”;

•     Used as a rollover to purchase another of the Company’s pension or IRA contracts; or

•     Paid when the individual account value is below $2,500 and no other withdrawals have been made from that individual account within the past 12 months. We will add together all individual account values held on your behalf to determine eligibility for this exemption. This provision is not available where we do not maintain individual accounts or where all individual accounts are withdrawn under the contract.

Allocation and Transfer Fee

Amount: We currently do not impose a fee for allocation changes or transfers among investment options. We reserve the right, however, to charge $10 for each allocation change or transfer in excess of 12 that occurs in a calendar year.

Purpose: This fee reimburses us for administrative expenses associated with transferring or reallocating your dollars among investment options.

Fund Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30 for each individual account in an allocated contract. For a plan account in an allocated contract, the maintenance fee is $30 for each participant for whom payments are made. For unallocated contracts, the maximum annual maintenance fee is $240. No maintenance fee applies to amounts held under group IRA certificates.

When/How. During the accumulation phase we deduct this fee from each individual or plan account. We deduct it on your account anniversary and, if permitted by state law, at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of the account.

Optional Payment Method. The contract holder may elect to pay the annual maintenance fee directly to the Company for all participants in the plan. In this case the maintenance fee will not be deducted from the account value.

Reduction/Waiver. For both HR 10 contracts and Corporate 401 contracts, the contract holder may become eligible for a maintenance fee reduction.

For HR 10 contracts issued on or after June 1, 1992 (or in some states at a later date following regulatory approval), if at installation the contract has 25 or more active participants and the contract holder meets and adheres to the terms of an agreement to remit automated payments and enrollments, the maintenance fee will be reduced by $10. For HR 10 contracts issued prior to June 1, 1992 and SEPs that met these conditions at installation, or for any contracts that meet these conditions subsequent to the installation, the maintenance fee will be reduced by $5.

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For corporate 401 contracts, the maintenance fee will be reduced by $5 if the contract has 25 or more active participants and the contract holder meets and adheres to the terms of an agreement to remit automated payments.

For all contracts, the maintenance fee is waived when:

•     A participant has account values totaling less than $100;*

•     A participant enrolls within 90 days of the maintenance fee deduction; or

•     An individual account or plan account is terminated less than 90 days after the last deduction.

Mortality and Expense Risk Charge

Amount. During the accumulation phase the amount of this charge, which is deducted from the account value invested in the subaccounts, varies depending upon the type of contract, as follows:

•     For HR 10 plans, SEP plans, and Group IRA contracts, the maximum charge is 1.25% annually;

•     For corporate 401 plans, the maximum charge is 1.19% annually.

The current mortality and expense charge for Group IRA and corporate 401 plan contracts is 1.19% annually. The current mortality and expense charge for HR 10 plan and SEP plan contracts is 1.25% annually.

When/How. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this from any fixed interest option. See “INCOME PHASE – Charges Deducted” for charges deducted during the income phase.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts, namely:

•     Mortality risks are those associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.

•     Expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Administrative Expense Charge

Maximum Amount. 0.25% on an annual basis from your account value invested in the subaccounts. This fee may be assessed during the accumulation phase and during the income phase.

When/How. Under HR 10 contracts issued after May 1, 1984, we apply a daily deduction of 0.25% on an annual basis of the account value invested in the subaccounts, during the accumulation phase only. We currently do not impose this fee under SEP plans, Corporate 401 contracts, or group IRA contracts; however, under some Corporate 401 and SEP contracts and group IRA contracts we reserve the right to impose this fee.

Purpose. The charge helps defray our costs of providing administrative services under the contracts and in relation to the separate account and subaccounts.

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*        We reserve the right to deduct the maintenance fee on account values of less than $100 if the participant in the qualified plan has terminated his or her service with the sponsoring employer.

Fund Fees and Expenses

As shown in the fund prospectuses and described in “FEE TABLE – Fund Fees and Expenses” section, each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of fund’s shares. To learn more about fund fee and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectus.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•     A share of the management fee;

•     Service fees;

•     For certain share classes, 12b-1 fees; and

•     Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•     Communicating with customers about their fund holdings;

•     Maintaining customer financial records;

•     Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•     Recordkeeping for customers, including subaccounting services;

•     Answering customer inquiries about account status and purchase and redemption procedures;

•     Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•     Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•     Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

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Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to your account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL TAX CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

•     Account dollars directed to the fixed interest options, including interest earnings to date; minus

•     Any deductions from the fixed interest options (e.g. withdrawals, fees); plus

•     The current dollar value of amounts held in the subaccounts, which takes into account investment performance, withdrawals and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the separate account subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

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Accumulation Unit Value (“AUV”). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

Valuation. We determine the AUV every business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•     The net assets of the fund held by the subaccount as of the current valuation; minus

•     The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•     Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•     The total value of the subaccount units at the preceding valuation; minus

•     A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any. See “FEES.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 of payments in Fund A and $2,000 of payments in Fund B. After receiving the contribution and following the next close of business of the NYSE, the applicable AUVs are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of subaccount A and 80 accumulation units of Subaccount B.

Step 1: You contribute $5,000.

Step 2:

Contract Distribution. You direct us to invest $3,000 in Fund A. Your dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

Contract Distribution. You direct us to invest $2,000 in Fund B. Your dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

$5,000 contribution
Step 1 ¯
Voya Retirement Insurance and Annuity Company
Step 2 ¯
Variable Annuity Account C
	Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or “NAV”).	¯ Step 3 ¯
	Mutual Fund A	Mutual Fund B

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

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Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent payments or transfers directed to the subaccounts that we receive by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed as of the close of the NYSE on that day (normally at 4:00 p.m. Eastern Time). The value of subaccounts may vary day to day. Subsequent purchase payments and transfers received in good order after the close of the NYSE will purchase accumulation units at the AUV computed after the close of the NYSE on the next business day.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase the contract holder, or you if permitted by the plan, may transfer among the investment options. Subject to the contract holder’s approval, requests may be made in writing, by telephone or, where applicable, electronically at www.voyaretirementplans.com. Transfers from fixed interest options may be restricted as outlined in the appendices. You may not make transfers once you enter the income phase. See “INCOME PHASE.”

Charges for Transfers. We currently do not charge for transfers or allocation changes. We do, however, reserve the right to charge a fee of $10.00 for each transfer and/or allocation change in excess of 12 made in any calendar year.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount values next determined after we receive your request in good order at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•     Increased trading and transaction costs;

•     Forced and unplanned portfolio turnover;

•     Lost opportunity costs; and

•     Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•     We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and

•     Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

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Excessive Trading Policy. We and the other members of the Voya family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•     Meets or exceeds our current definition of Excessive Trading, as defined below; or

•     Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•     More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•     Six round-trips involving the same fund within a rolling 12-month period.

The following transactions are excluded when determining whether trading activity is excessive:

•     Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•     Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•     Purchases and sales of fund shares in the amount of $5,000 or less;

•     Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•     Transactions initiated by us, another member of the Voya family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

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Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

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WITHDRAWALS

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

•     Early Withdrawal Charge (see “FEES – Early Withdrawal Charge”)

•     Market Value Adjustment (see APPENDIX I)

•     Maintenance Fee (see “FEES – Annual Maintenance Fees”)

•     Fund Redemption Fees (see “FEES – Fund Redemption Fees”)

•     Tax Penalty (see “FEDERAL TAX CONSIDERATIONS”)

•     Tax Withholding (see “FEDERAL TAX CONSIDERATIONS”)

•     Taxation (see “FEDERAL TAX CONSIDERATIONS”)

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative, or call the Company at the number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Making a Withdrawal. The contract holder or IRA participant may withdraw all or a portion of the individual or plan account value at any time during the accumulation phase.

Steps for Making A Withdrawal. The contract holder or IRA participant must:

•     Select the Withdrawal Amount:

>   Full Withdrawal: The contract holder or IRA participant will receive, reduced by any required tax, the account value allocated to the subaccounts, the GAA (plus or minus any market value adjustment) and to the Fixed Account, minus any applicable early withdrawal charge, maintenance fee, or redemption fees; or

>   Partial Withdrawal (Percentage or Specified Dollar Amount): The contract holder or IRA participant will receive, reduced by any required tax, the amount specified, subject to the value available in the account. However, the amount actually withdrawn from the account will be adjusted by any applicable early withdrawal charge or redemption fees, and any positive or negative market value adjustment for amounts withdrawn from the GAA;

•     Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and

•     Properly complete a disbursement form and submit it to the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Calculation of Your Withdrawal. We determine the account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

•     As of the next valuation date after we receive a request for withdrawal in good order at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company”; or

•     On such later date as specified on the disbursement form

Calculation of Your Withdrawal. We determine the account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

•     As of the next valuation date after we receive a request for withdrawal in good order at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company”; or

•     On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of the disbursement form in good order.

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Reinstatement Privilege. The contracts allow one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, the contract holder or IRA participant may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of the request and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and for early withdrawal charges imposed at the time of withdrawal. Provided all options are available, we will deduct from the amounts reinstated any maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If an investment option is closed or otherwise no longer available, amounts to be allocated to any such option will be reinvested in a replacement option as directed by your plan sponsor. If your plan sponsor has not designated a replacement option, unless we receive alternative allocation instructions, amounts that would have been reinvested in the investment option that is closed or unavailable may be automatically allocated among the other available investment options according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available investment options, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Special rules apply to reinstatements of amounts withdrawn from the GAA. See “APPENDIX I.” Consult with a tax adviser for advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account must meet any minimum dollar amount and you must meet any age criteria applicable to that option. To determine what systematic distribution options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time, and/or to change the terms for future elections.

Systematic distribution options currently available under the contract include the following:

•     Systematic Withdrawal Option (“SWO”). SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account; and

•     Estate Conservation Option (“ECO”). ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Codes requires each year. Under ECO, the Company calculates the minimum distribution amount required by law (generally at age 72 (age 70½ if born before July 1, 1949) or retirement, if later) and pays you that amount once a year.

Features of a Systematic Distribution Option

If permitted under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility is retained.

Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or by contacting us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, the contract holder or IRA participant may revoke it at any time by submitting a written request to the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” Any revocation will apply only to the amount yet to be paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected.

Tax Consequences. Taking a withdrawal under a systematic distribution option may have tax consequences. See “FEDERAL TAX CONSIDERATIONS.”

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DEATH BENEFIT

The contract provides a death benefit in the event of your death. Under 401 plans, HR 10 plans and SEP contracts, the death benefit is payable to the contract holder (usually the plan trustee). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary). Under group IRA contracts, each participant must name a beneficiary who shall be entitled to receive any death benefit due under the contract.

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “INCOME PHASE.”

During the Accumulation Phase

Payment Process:

•     Following your death, the contract holder (on behalf of your plan beneficiary, if applicable) or the IRA participant must provide the Company with proof of death acceptable to us and a payment request in good order;

•     The payment request should include selection of a benefit payment option; and

•     Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company,” we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

•     Lump-sum payment;

•     Payment in accordance with any of the available income phase payment options. See “INCOME PHASE – Income Phase Payment Options”; or

•     Payment under an available systematic distribution option (subject to certain limitations).

The account value may also remain invested in the contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional, tax and/or legal adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

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The following options are also available; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•     Leaving your account value invested in the contract; or

•     Under some contracts, leaving your account value on deposit in the Company’s general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See “INCOME PHASE – Income Phase Payment Options.”

The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and selection of a payment option in good order. Interest on fixed interest options, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the GAA, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is paid more than six months after your death. We describe the market value adjustment in APPENDIX I and the GAA prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. The CARES Act includes temporary relief from certain of the Tax Code rules applicable to the distribution of the death benefit. See “FEDERAL TAX CONSIDERATIONS” for additional information.

INCOME PHASE

During the income phase you stop contributing dollars to the account and start receiving payments from the accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder or IRA participant must notify us in writing of the following:

•     Payment start date;

•     Payment option, see the income phase payment options table in this section;

•     Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•     Choice of fixed or variable payments; and

•     Selection of an assumed net investment rate (only if variable payments are elected).

We may have used the following terms in prior prospectuses:

•     Annuity Phase — Income Phase;

•     Annuity Option — Payment Option;

•     Annuity Payment — Income Phase Payment; and

•     Annuitization — Initiating Income Phase Payments.

The account will continue in the accumulation phase until the contract holder or IRA participant properly initiates income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow the withdrawal of a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age (“adjusted” age for some contracts), your account value, the income phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent income phase payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed income phase payment amounts do not vary over time.

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Variable Income Phase Payments. Amounts funding variable income phase payments will be held in the subaccount(s) selected or a combination of subaccounts and the general account. The only subaccounts currently permitted during the income phase are the Voya Balanced Portfolio, Voya Intermediate Bond Portfolio, and Voya Growth and Income Portfolio. Transfers are not permitted once the income phase begins. For variable income phase payments, an assumed net investment rate must be selected.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected.

For more information about selecting an assumed net investment rate, request a copy of the SAI by calling us. See “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Minimum Income Phase Payment Amounts. The income phase payment option selected must result in one or both of the following:

•     A first payment of at least $20; or

•     Total yearly payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder or IRA participant must elect a lump-sum payment.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge and administrative charge, consisting of a daily deduction of up to 1.40% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following “Income Phase Payment Options” tables. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” If the death benefit is not taken in a lump sum, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for deaths occurring after January 1, 2020. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Required Distributions Upon Death.”

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional, tax and/or legal adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL TAX CONSIDERATIONS.”

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Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. The Tax Code and/or some contracts may restrict the options and the terms available to you and/or your beneficiary. See “FEDERAL TAX CONSIDERATIONS.” Check with your contract holder for details. We may offer additional payment options under the contract from time to time.

Terms used in the tables:

•     Annuitant: The person(s) on whose life expectancy the income phase payments are calculated; and

•     Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options

Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.

Death Benefit-None: All payments end upon the annuitant’s death.

Life Income ‒ Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for a choice of five to 20 years or otherwise as specified in the contract.

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income ‒ Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

•   This option allows a choice of 100%, 66⅔% or 50% of the payment to continue to the surviving annuitant after the first death; or

•   100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit-None: All payments end after the deaths of both annuitants.

Life Income ‒ Two Lives ‒ Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months, or as otherwise specified in the contract.

Continuing Payments: 100% of the payment will continue to the surviving annuitant after the first death.

Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Nonlifetime Income Phase Payment Options

Nonlifetime ‒ Guaranteed Payments*

Length of Payments: Payments generally may be fixed or variable and may be made for three to 30 years. In certain cases a lump sum payment may be requested at any time (see below).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.

*        Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95 according to the appropriate annuity rate tables.

Lump-Sum Payment: If the “Nonlifetime - Guaranteed Payments” option is elected with variable payments, the contract holder may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period we will assess any applicable early withdrawal charge.

See “FEES – Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

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FEDERAL TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•     Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contract;

•     Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•     This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

In this Section:

•     Introduction;

•     Taxation of Qualified Contracts;

•     Possible Changes in Taxation; and

•     Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue code of 1986, as amended, (the “Tax Code”) that apply to your tax concerns.

•     We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•     No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts. The contract described in this prospectus may be purchased on a tax-qualified basis (“qualified contracts”). Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a) or 408 of the Tax Code. Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

Taxation of Qualified Contracts

Temporary Rules Under the CARES Act

On March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). Among other provisions, the CARES Act includes temporary relief from certain of the Tax Code rules described below. The scope and availability of this temporary relief may vary depending on a number of factors, including (1) the type of plan with which the contract is used; (2) whether your plan implements a particular type of relief; (3) your specific circumstances; and (4) future guidance issued by the Internal Revenue Service and the Department of Labor. You should consult with a tax and/or legal adviser to determine if relief is available to you before taking or failing to take any actions involving the contract or your interest in the contract.

Required Minimum Distributions. The CARES Act waives the requirement to take minimum distributions from defined contribution plans in 2020. The waiver applies to any minimum distribution due from such an arrangement in 2020, including minimum distributions with respect to the 2019 tax year that are due in 2020.

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The relief applies both to lifetime and post-death minimum distributions due in 2020. In that regard, the CARES Act also provides that if the post-death five-year rule described below under “Required Distributions upon Death” applies, the five-year period is determined without regard to calendar year 2020. It is unclear whether this special exception extends to the ten-year period also described below under that same heading.

Distributions. The CARES Act provides relief for coronavirus-related distributions made from certain qualified plans to a “qualified individual” (defined below). The relief:

•     Permits in-service distributions, even if such amounts are not otherwise distributable from the plan under Tax Code sections 401(k), 403(b), or 457;

•     Provides an exception to the 10% Additional Tax under Tax Code section 72(t);

•     Exempts the distribution from the mandatory 20% withholding applicable to eligible rollover distributions;

•     Permits the employee to include income attributable to the distribution over the three-year period beginning with the year the distribution would otherwise be taxable unless the taxpayer elects out; and

•     Permits recontribution of the distribution to a plan or IRA within three years, in which case the recontribution is generally treated as a direct trustee to trustee transfer within 60 days of the distribution.

The distribution must come from an “eligible retirement plan” within the meaning of Tax Code section 402(c)(8)(B), i.e., a 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan, including Roth arrangements. The relief is limited to aggregate distributions of $100,000. The relief applies to such distributions made at any time during the 2020 calendar year.

Individuals Eligible for Withdrawal and Loan Relief. Only a “qualified individual” is eligible for the withdrawal and loan relief provided under the CARES Act. A “qualified individual” is an individual in one of the following categories:

•     The individual is diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (“COVID-19”) by a test approved by the Centers for Disease Control and Prevention;

•     The individual’s spouse or dependent is diagnosed with such virus or disease; or

•     The individual experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by Internal Revenue Service.

The CARES Act provides that the administrator of an eligible retirement plan may rely on an employee’s certification that the employee is a qualified individual as defined above.

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•     401(a) Plans. Section 401(a) of the Tax Code permits certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees; and

•     Individual Retirement Annuities (“IRA”). Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) plans to provide IRA contributions on behalf of employees. Sales of the contract for use with IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRA qualification requirements.

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Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from an IRA to an IRA only once in any 12 month period. You will not be able to roll over any portion of an IRA distribution if you rolled over any other IRA distribution during the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Early distributions from SIMPLE IRAs made within 2 years of beginning participation in the SIMPLE IRA are subject to a 25% early distribution tax.

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract, the specific terms and conditions of the qualified contract, and terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (e.g., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular fact and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•     Contributions in excess of specified limits;

•     Distributions before age 59½ (subject to certain exceptions);

•     Distributions that do not conform to specified commencement and minimum distribution rules; and

•     Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract owners, sponsoring employers, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans or programs, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners, sponsoring employers, participants, annuitants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

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Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

401(a) Plans. The total annual contributions by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $57,000 (as indexed for 2020). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Purchase payments to your account(s) will generally be excluded from your gross income.

Traditional IRAs. You are eligible to contribute to a traditional IRA if you have compensation includible in income for the taxable year. For 2020, the contribution to your traditional IRA cannot exceed the lesser of $6,000 or your taxable compensation. If you are age 50 or older, you can make an additional catch-up contribution of $1,000. Contributions to a traditional IRA may be deductible depending on your modified adjusted gross income (“MAGI”), tax filing status, and whether you or your spouse are an active participant in a retirement plan.

Distributions – General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

401(a) Plans. Distributions from these plans are generally taxed as received unless one of the following is true:

•     The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•     You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or

•     The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:

•     Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives  (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of 10 years or more;

•     A required minimum distribution under Tax Code Section 401(a)(9);

•     A hardship withdrawal; or

•     Otherwise not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•     The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•     You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

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10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a) plan or IRA.

Exceptions to the 10% additional tax may apply if:

•     You have attained age 59½;

•     You have become disabled, as defined in the Tax Code;

•     You have died and the distribution is to your beneficiary;

•     The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•     The distribution is paid directly to the government in accordance with an IRS levy;

•     The distribution is a qualified reservist distribution as defined under the Tax Code;

•     The distribution is a qualified birth or adoption distribution;

•     The distribution is eligible for penalty relief extended to victims of certain natural disasters;

•     You have unreimbursed medical expenses that are deductible (without regard to whether you itemized deductions);

•     The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary;

•     The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);

•     The distributions are not more than your qualified higher education expenses;

•     You use the distribution to buy, build or rebuild a first home;

•     You have separated from service with the plan sponsor at or after age 55;

•     You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;

•     You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives or (joint life expectancies) of you and your designated beneficiary; or

•     The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distributions ‒ Eligibility

Distributions from qualified plans (as described in this prospectus) generally may occur only upon the occurrence of certain events. The terms of your plan will govern when you are eligible to take a distribution from the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions generally may occur upon:

•     Retirement;

•     Death;

•     Disability;

•     Severance from employment;

•     Attainment of normal retirement age;

•     Attainment of age 59½; or

•     Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

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Lifetime Required Minimum Distributions (401(a) Plans and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•     The start date for distributions;

•     The time period in which all amounts in your contract(s) must be distributed; and

•     Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•     Under 401(a) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949).

Time Period. You must receive distributions from the contract over a period not extending beyond one of the following time periods:

•     Over your life or the joint lives of you and your designated beneficiary; or

•     Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer, and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (401(a) Plans and IRAs)

Upon your death, any remaining interest in a 401(a) or IRA must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your contract will be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

Prior Law. Under prior law, if an employee under an employer sponsored retirement plan dies prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “five-year rule”), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

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The New Law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated beneficiary is an eligible designated beneficiary (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death. This ten-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

If your beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the five-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated beneficiary’s death. Hence, this ten-year rule generally will apply to a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee who died prior to 2020.

It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee was alive could continue to be made under that method after the death of the employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

Certain transition rules may apply. Please consult your tax adviser.

Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA.

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The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Withholding

Taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect, or if the payment is made outside of the U.S. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

Assignment and Other Transfers

401(a) Plans. Your beneficial interest in the contract may not be assigned or transferred to persons other than:

•     A plan participant as a means to provide benefit payments;

•     An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•     The Company as collateral for a loan; or

•     The enforcement of a federal income tax lien or levy.

IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the contract. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

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Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the separate account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against a separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including separate account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the separate account because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include Company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

CONTRACT DISTRIBUTION

General. The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these other broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 1% to 3%. After the first year of the participant account, renewal commissions up to 3% may be paid on recurring payments. In addition, the Company may pay an asset-based commission ranging up to 0.10%.

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We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 3% of total premium payments. In certain situations, we may reduce the compensation we pay if we have agreed with a plan sponsor to reimburse expenses related to the services of the plan’s third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. Those other promotional incentives or payments may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated by the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•     Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•     Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•     Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•     Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•     Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

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•     Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2019, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

•     Morgan Stanley Smith Barney LLC;

•     LPL Financial LLC;

•     Northwestern Mutual Investment Services, Inc.;

•     Kestra Investment Services, LLC;

•     Voya Financial Advisors, Inc.;

•     Lincoln Investment Planning, Inc.;

•     Ameriprise Financial Services, Inc.;

•     Park Avenue Securities, LLC;

•     Royal Alliance Associates, Inc.;

•     Regulus Advisors, LLC;

•     Lincoln Financial Advisors Corporation;

•     NYLIFE Securities LLC;

•     Cetera Advisor Networks LLC;

•     Woodbury Financial Services, Inc.;

•     American Portfolios Financial Services, Inc.;

•     Securities America, Inc.;

•     RBC Capital Markets, LLC;

•     Primerica Financial Services, Inc.;

•     Cetera Advisors LLC;

•     MMA Securities LLC;

•     SagePoint Financial, Inc.;

•     Cetera Investment Services LLC;

•     Purshe Kaplan Sterling Investments, Inc.;

•     M Holdings Securities, Inc.; and

•     Ameritas Investment Corp.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts and/or services over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Please be aware that:

•     The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•     The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•     At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

OTHER TOPICS

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund wen the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

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Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to our Service Center in writing at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company” or by calling 1-800-584-6001.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks”, “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

PRO.75980-20	41

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC’s ability to distribute the contract or upon the separate account.

•     Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•     Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or processing these transactions beyond the seven permitted days, under any of the following circumstances:

•     On any business day when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;

•     When an emergency exists as determined by the SEC; or

•     During any other periods the SEC may, by order, permit for the protection of investors.

PRO.75980-20	42

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address referenced under “Contract Overview – Questions:  Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

Page
GENERAL INFORMATION AND HISTORY	2
VARIABLE ANNUITY ACCOUNT C	2
OFFERING AND PURCHASE OF CONTRACTS	2
INCOME PHASE PAYMENTS	3
PERFORMANCE REPORTING	4
SALES MATERIAL AND ADVERTISING	4
EXPERTS	5
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT	1
CONSOLIDATED FINANCIAL STATEMENTS OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY	C-1

You may request an SAI by calling the Company at the number referenced under “Contract Overview ‒ Questions: ‒ Contacting the Company.”

PRO.75980-20	43

APPENDIX I

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (“GAA”) is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts allocated to the GAA will be deposited in a nonunitized separate account established by the Company. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The Guaranteed Accumulation Account may not be available in all contracts or states, and if permitted under the contract we may close or restrict the Guaranteed Accumulation Account to current or future investment.

General Disclosure. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in the GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

•     The interest rate will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA; and

•     The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond with, interest rates available on fixed income investments we may buy using deposits directed to GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

•     Market Value Adjustment (“MVA”) ‒ as described in this appendix and in the GAA prospectus;

•     Tax Penalties and/or Tax withholding, see “FEDERAL TAX CONSIDERATIONS”; or

•     Early Withdrawal Charge, see “FEES”; or

•     Maintenance Fee, see “FEES.”

We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment. If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Generally:

•     If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA; and

•     If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

PRO.75980-20	44

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

•     Short-term - three years or less; or

•     Long-term - ten years or less, but more than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

•     Transfer dollars to a new guaranteed term, if available;

•     Transfer dollars to other available investment options; or

•     Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. GAA cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA dollars to any of the subaccounts available during the income phase.

Reinvesting Amounts Withdrawn from GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment, will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC website at www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-230711.

PRO.75980-20	45

APPENDIX II FIXED ACCOUNT

The Fixed Account is an investment option that may be available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. The interest rate to be credited to the amounts allocated to the Fixed Account may be changed at any time, except that we will not apply a decrease to the current credited interest rate following a rate change initiated solely by us prior to the last day of the three month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflect a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by applicable federal or state law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when the Fixed Account withdrawal, when added to the total of all Fixed Account withdrawals from the contract within the past 12 calendar months, exceeds $250,000 for HR 10 contracts, or $500,000 for corporate 401 contracts, SEP contracts and HR 10 contracts issued prior to August, 1988.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If the contract holder makes a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “FEES – Early Withdrawal Charge.”

Transfers. During the accumulation phase, the contract holder or you, if permitted, may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company” at least 30 days before income phase payments begin, the contract holder or you, if permitted, may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

PRO.75980-20	46

APPENDIX III FUND DESCRIPTIONS

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectus for this and additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge at the address and telephone number referenced under “Contract Overview ‒ Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Government Money Market Portfolio** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRO.75980-20	47

*   There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

APPENDIX IV
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2019, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period; (2) the AUV at the end of the period; and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2019, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2019, are not reflected in the following information.

TABLE I
CORPORATE 401 CONTRACTS AND GROUP IRA CONTRACTS
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$53.15	$57.73	$50.92	$47.79	$49.28	$46.95	$40.71	$36.25	$37.18	$32.97
Value at end of period	$62.56	$53.15	$57.73	$50.92	$47.79	$49.28	$46.95	$40.71	$36.25	$37.18
Number of accumulation units outstanding at end of period	665	5,371	5,511	7,579	7,991	8,334	8,569	11,116	15,942	17,274
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$49.64	$49.46	$49.75	$50.25	$50.85	$51.45	$52.06	$52.66	$53.28	$53.79
Value at end of period	$50.01	$49.64	$49.46	$49.75	$50.25	$50.85	$51.45	$52.06	$52.66	$53.28
Number of accumulation units outstanding at end of period	682	706	1,114	1,150	1,185	1,218	1,250	1,729	1,974	2,074
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$568.88	$602.57	$506.70	$467.11	$479.54	$438.31	$339.47	$296.73	$301.09	$266.95
Value at end of period	$724.52	$568.88	$602.57	$506.70	$467.11	$479.54	$438.31	$339.47	$296.73	$301.09
Number of accumulation units outstanding at end of period	8,748	9,132	9,969	11,430	13,877	15,236	17,494	19,244	21,655	24,289
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$109.67	$111.59	$107.51	$104.28	$104.90	$99.51	$100.82	$93.27	$87.77	$80.86
Value at end of period	$119.04	$109.67	$111.59	$107.51	$104.28	$104.90	$99.51	$100.82	$93.27	$87.77
Number of accumulation units outstanding at end of period	214	217	226	406	461	540	553	567	581	661

TABLE II
CORPORATE 401 CONTRACTS FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$56.10	$60.78	$53.47	$50.06	$51.49	$48.94	$42.33	$37.60	$38.46	$34.02
Value at end of period	$66.19	$56.10	$60.78	$53.47	$50.06	$51.49	$48.94	$42.33	$37.60	$38.46
Number of accumulation units outstanding at end of period	16,417	4,222	4,811	4,364	3,646	3,550	3,435	3,285	3,128	2,994
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$600.40	$634.36	$532.11	$489.31	$501.08	$456.85	$352.95	$307.74	$311.48	$275.47
Value at end of period	$766.58	$600.40	$634.36	$532.11	$489.31	$501.08	$456.85	$352.95	$307.74	$311.48
Number of accumulation units outstanding at end of period	2,590	3,577	2,956	2,799	3,454	3,028	3,163	4,992	4,614	4,875

CFI 1

Condensed Financial Information (continued)

TABLE III
HR 10 CONTRACTS AND SEP CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$52.22	$56.75	$50.09	$47.04	$48.53	$46.26	$40.14	$35.77	$36.70	$32.56
Value at end of period	$61.42	$52.22	$56.75	$50.09	$47.04	$48.53	$46.26	$40.14	$35.77	$36.70
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$48.32	$48.18	$48.49	$49.01	$49.62	$50.24	$50.86	$51.48	$52.12	$52.65
Value at end of period	$48.65	$48.32	$48.18	$48.49	$49.01	$49.62	$50.24	$50.86	$51.48	$52.12
Number of accumulation units outstanding at end of period	2	2	2	2	2	2	2	2	2	2
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$427.65	$453.25	$381.36	$351.78	$361.36	$330.49	$256.12	$224.01	$227.43	$201.76
Value at end of period	$544.32	$427.65	$453.25	$381.36	$351.78	$361.36	$330.49	$256.12	$224.01	$227.43
Number of accumulation units outstanding at end of period	95	105	105	105	105	689	689	689	846	847
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$107.04	$108.98	$105.05	$101.96	$102.63	$97.42	$98.76	$91.42	$86.08	$79.35
Value at end of period	$116.12	$107.04	$108.98	$105.05	$101.96	$102.63	$97.42	$98.76	$91.42	$86.08
Number of accumulation units outstanding at end of period	269	269	270	270	270	270	271	271	272	272

TABLE IV
HR 10 CONTRACTS AND SEP CONTRACTS FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$55.11	$59.74	$52.60	$49.27	$50.71	$48.22	$41.73	$37.09	$37.97	$33.60
Value at end of period	$64.98	$55.11	$59.74	$52.60	$49.27	$50.71	$48.22	$41.73	$37.09	$37.97
Number of accumulation units outstanding at end of period	8,472	8,581	10,112	10,228	10,575	11,119	12,009	12,242	14,581	18,126
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$451.34	$477.16	$400.49	$368.49	$377.58	$344.47	$266.29	$232.32	$235.28	$208.21
Value at end of period	$575.92	$451.34	$477.16	$400.49	$368.49	$377.58	$344.47	$266.29	$232.32	$235.28
Number of accumulation units outstanding at end of period	10,019	10,677	11,624	12,321	12,860	16,724	18,621	20,708	22,159	24,682

CFI 2

Condensed Financial Information (continued)

TABLE V
HR 10 CONTRACTS AND SEP CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$49.91	$54.38	$48.11	$45.30	$46.85	$44.78	$38.94	$34.79	$35.79	$31.83
Value at end of period	$58.56	$49.91	$54.38	$48.11	$45.30	$46.85	$44.78	$38.94	$34.79	$35.79
Number of accumulation units outstanding at end of period	12,068	15,386	18,418	19,986	18,685	31,003	30,422	29,926	31,661	37,240
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$46.19	$46.17	$46.58	$47.20	$47.90	$48.62	$49.35	$50.08	$50.82	$51.47
Value at end of period	$46.39	$46.19	$46.17	$46.58	$47.20	$47.90	$48.62	$49.35	$50.08	$50.82
Number of accumulation units outstanding at end of period	1,085	2,353	2,068	2,128	2,898	5,603	5,541	39,692	39,422	40,834
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$408.75	$434.31	$366.34	$338.76	$348.86	$319.86	$248.50	$217.89	$221.78	$197.24
Value at end of period	$518.97	$408.75	$434.31	$366.34	$338.76	$348.86	$319.86	$248.50	$217.89	$221.78
Number of accumulation units outstanding at end of period	8,871	10,036	10,796	11,315	11,374	13,586	15,446	14,165	14,601	19,541
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$102.31	$104.43	$100.92	$98.19	$99.08	$94.29	$95.83	$88.93	$83.94	$77.57
Value at end of period	$110.71	$102.31	$104.43	$100.92	$98.19	$99.08	$94.29	$95.83	$88.93	$83.94
Number of accumulation units outstanding at end of period	3,576	6,439	5,107	5,021	5,398	9,279	9,273	10,100	10,725	17,826

CFI 3

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account C MAP II group installment variable annuity prospectus for HR 10 contract plans dated May 1, 2020.

____ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.75980-20) dated May 1, 2020.

____ Please send the most recent annual and/or quarterly report of Voya Retirement Insurance and Annuity Company.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.75980-20

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information
dated May 1, 2020

MAP II (HR 10)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2020. The contracts offered in connection with the prospectus are group deferred variable annuity contracts funded through Variable Annuity Account C (the “separate account”).

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Voya Retirement Insurance and Annuity Company

Customer Service

Defined Contribution Administration

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

Page

GENERAL INFORMATION AND HISTORY	2
VARIABLE ANNUITY ACCOUNT C	2
OFFERING AND PURCHASE OF CONTRACTS	2
INCOME PHASE PAYMENTS	3
PERFORMANCE REPORTING	4
SALES MATERIAL AND ADVERTISING	4
EXPERTS	5
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT	1
CONSOLIDATED FINANCIAL STATEMENTS OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY	C-1

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. See “Fees” in the prospectus.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2019, 2018 and 2017 amounted to $54,558,355.73, $54,251,364.57 and $53,079,777.93, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the 10th valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.000442. This is then multiplied by the annuity unit value for the prior valuation ($13.400000 from above) to produce an annuity unit value of $13.4059289 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.405928, which produces an income phase payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

•     Standardized average annual total returns, and

•     Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2019, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2019 and 2018, and for each of the three years in the period ended December 31, 2019, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

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VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Financial Statements Year Ended December 31, 2019

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2019, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

[Ernst & Young LLP signature or /s/ Ernst & Young LLP]

We have served as the Separate Accounts Auditor since 2001.

April 8, 2020

Appendix

Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

	Subaccounts	Statement of	Statements of Changes in
		Operations	Net Assets
	AB Relative Value Fund - Class A	For the year ended	For each of the two years
	AB VPS Growth and Income Portfolio - Class A	December 31, 2019	in the period ended
December 31, 2019
Aberdeen International Equity Fund - Institutional Class
Invesco Floating Rate Fund - Class R5
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
Invesco International Growth Fund - Class R5
Invesco Endeavor Fund - Class A
Invesco Health Care Fund - Investor Class
Invesco High Yield Fund - Class R5
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Small Cap Value Fund - Class A
Invesco V.I. American Franchise Fund - Series I
Invesco V.I. Core Equity Fund - Series I
Alger Capital Appreciation Fund - Class A
Alger Responsible Investing Fund - Class A
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund® - Class R-3
American Beacon Small Cap Value Fund - Investor Class
Inflation-Adjusted Bond Fund - Investor Class
Income & Growth Fund - A Class
Fundamental Investors	- Class R-3
Fundamental Investors	- Class R-4
American Mutual Fund® - Class R-4
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Fund - Institutional Shares

	Subaccounts	Statement of	Statements of Changes in
		Operations	Net Assets
	BlackRock Mid Cap Dividend Fund - Investor A Shares	For the year ended	For each of the two years
	Bond Fund of America - Class R-4	December 31, 2019	in the period ended
December 31, 2019
Calvert VP SRI Balanced Portfolio
Capital Income Builder® - Class R-4
Capital World Growth & Income Fund - Class R-3
Cohen & Steers Realty Shares, Inc.
Columbia	Acorn® Fund - Class A Shares
Columbia	Acorn® Fund - Institutional Class
Columbia Select Mid Cap Value Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Institutional Class
CRM Mid Cap Value Fund - Investor Shares
Davis Financial Fund - Class Y
Delaware Smid Cap Growth Fund - Institutional Class
Delaware Small Cap Value Fund - Class A
DWS Small Cap Growth Fund - Class S
DWS Equity 500 Index Fund - Class S
DFA Inflation-Protected Securities Portfolio - Institutional Class Shares
DFA Emerging Markets Core Equity Portfolio - Institutional Class Shares
DFA U.S. Targeted Value Portfolio - Institutional Class Shares
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
Eaton Vance Large-Cap Value Fund - Class R Shares
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Fidelity Advisor® New Insights Fund - Class I
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Global Discovery Fund - Class R
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Growth Opportunities Fund - Investor Shares
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Income Fund of America® - Class R-3

Subaccounts	Statement of	Statements of Changes in
	Operations	Net Assets
Ivy Science and Technology Fund - Class Y	For the year ended	For each of the two years
Janus Henderson Balanced Portfolio - Institutional Shares	December 31, 2019	in the period ended
December 31, 2019
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
Lazard International Equity Portfolio - Open Shares
ClearBridge Aggressive Growth Fund - Class I
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Mainstay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Total Return Bond Fund - Class I Shares
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® New Discovery Fund - Class R3
MFS® International Intrinsic Value Fund - Class R3
Neuberger Berman Genesis Fund - Trust Class Shares
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund® - Class R-4
Nuveen Global Infrastructure Fund - Class I
Invesco Oppenheimer Capital Appreciation Fund - Class A
Invesco Oppenheimer Developing Markets Fund - Class A
Invesco Oppenheimer Developing Markets Fund - Class Y
Invesco Oppenheimer Gold & Special Minerals Fund - Class A
Invesco Oppenheimer International Bond Fund - Class A
Invesco Oppenheimer International Growth Fund - Class Y
Invesco Oppenheimer International Small-Mid Company Fund - Class Y
Invesco Oppenheimer Main Street Fund - Class A
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I

Subaccounts	Statement of	Statements of Changes in
	Operations	Net Assets
Invesco Oppenheimer V.I. Global Fund - Series I	For the year ended	For each of the two years
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	December 31, 2019	in the period ended
December 31, 2019
Parnassus Core Equity Fund - Investor Shares
Pax Sustainable Allocation Fund - Investor Class
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund - Class Y Shares
Pioneer High Yield Fund - Class A Shares
Pioneer Strategic Income Fund - Class A Shares
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
PGIM Jennison Utility Fund - Class Z
Columbia Large Cap Value Fund - Advisor Class
Royce Total Return Fund - Service Class
Ave Maria Rising Dividend Fund
SMALLCAP World Fund® - Class R-4

T.	Rowe Price Institutional Large-Cap Growth Fund
T.	Rowe Price Mid-Cap Value Fund - R Class
T.	Rowe Price Value Fund - Advisor Class

TCW Total Return Bond Fund - Class N
Templeton Foreign Fund - Class A
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Real Estate Value Fund - Institutional Class
Touchstone Value Fund - Institutional Class
USAA Precious Metals and Minerals Fund - Adviser Shares
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio - Class I
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class

Subaccounts	Statement of	Statements of Changes in
	Operations	Net Assets
Voya Large Cap Growth Portfolio - Adviser Class	For the year ended	For each of the two years
Voya Large Cap Growth Portfolio - Institutional Class	December 31, 2019	in the period ended
December 31, 2019
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Voya Government Money Market Portfolio - Class I
Voya Global Real Estate Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class

Subaccounts	Statement of	Statements of Changes in
	Operations	Net Assets
Voya Index Solution 2045 Portfolio - Service 2 Class	For the year ended	For each of the two years
Voya Index Solution 2055 Portfolio - Initial Class	December 31, 2019	in the period ended
December 31, 2019
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class

Subaccounts	Statement of	Statements of Changes in
	Operations	Net Assets
VY® Invesco Oppenheimer Global Portfolio - Adviser Class	For the year ended	For each of the two years
VY® Invesco Oppenheimer Global Portfolio - Initial Class	December 31, 2019	in the period ended
December 31, 2019
VY® Invesco Oppenheimer Global Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Adviser Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I

Subaccounts		Statement of	Statements of Changes in
		Operations	Net Assets
Voya SmallCap Opportunities Portfolio - Class S		For the year ended	For each of the two years
Wanger International		December 31, 2019	in the period ended
December 31, 2019
Wanger Select
Wanger USA
Washington Mutual Investors Fund	- Class R-3
Washington Mutual Investors Fund	- Class R-4
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Special Small Cap Value Fund - Class A
Federated International Leaders Fund - Institutional Shares
Cohen & Steers Real Estate Securities Fund, Inc. - Class A		For the year ended	For the year ended
		December 31, 2019	December 31, 2019 and
for the period from June 4,
2018 (commencement of
operations) through
December 31, 2018
Calvert US Large-Cap Core Responsible Index Fund - Class A		For the period from June 4, 2019 (commencement
of operations) through December 31, 2019
Vanguard® Total Bond Market Index Fund - Admiral™ Shares		For the period from July 19, 2019 (commencement
of operations) through December 31, 2019
Vanguard® Total International Stock Index Fund - Admiral™ Shares		For the period from July 19, 2019 (commencement
of operations) through December 31, 2019
Wells Fargo Small Company Value Fund - Class A		For the period from September 20, 2019
(commencement of operations) through December
31, 2019
		For the period from	For the period from
		March 29, 2019	January 1, 2018 to
		(commencement of	November 2, 2018 (close
		operations) through	of operations) and the
		December 31, 2019	period from March 29,
2019 (recommencement of
operations) through
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class			December 31, 2019

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

		AB VPS	Aberdeen		Invesco
		Growth and	International		Oppenheimer
	AB Relative	Income	Equity Fund -	Invesco Floating	Capital
	Value Fund -	Portfolio -	Institutional	Rate Fund -	Appreciation
	Class A	Class A	Class	Class R5	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 167	$ 700	$ 17,155	$ 359	$ 75
Total assets	167	700	17,155	359	75
Net assets	$ 167	$ 700	$ 17,155	$ 359	$ 75

Net assets
Accumulation units	$ 167	$ 700	$ 17,155	$ 359	$ 75
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 167	$ 700	$ 17,155	$ 359	$ 75

Total number of mutual fund shares	29,633	23,091	1,087,807	48,831	1,341

Cost of mutual fund shares	$ 163	$ 689	$ 15,222	$ 367	$ 75

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Invesco
	Invesco	Invesco Mid		Invesco	Oppenheimer
	Oppenheimer	Cap Core	Invesco Small	International	International
	Main Street	Equity Fund -	Cap Growth	Growth Fund -	Growth Fund -
	Fund - Class A	Class A	Fund - Class A	Class R5	Class Y
Assets
Investments in mutual funds
at fair value	$ 1,650	$ 3,825	$ 114	$ 715	$ 770
Total assets	1,650	3,825	114	715	770
Net assets	$ 1,650	$ 3,825	$ 114	$ 715	$ 770

Net assets
Accumulation units	$ 1,650	$ 3,825	$ 114	$ 715	$ 770
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 1,650	$ 3,825	$ 114	$ 715	$ 770

Total number of mutual fund shares	34,282	217,227	3,217	21,759	17,389

Cost of mutual fund shares	$ 1,668	$ 4,468	$ 114	$ 730	$ 687

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Invesco Oppenheimer International Small-Mid Company Fund - Class Y	Invesco Endeavor Fund - Class A	Invesco Health Care Fund - Investor Class
				Invesco	Invesco
Oppenheimer Oppenheimer
				Developing	Developing
				Markets Fund -	Markets Fund -
				Class A	Class Y
Assets
Investments in mutual funds
at fair value	$ 795	$ 26	$ 115	$ 246,688	$ 49,389
Total assets	795	26	115	246,688	49,389
Net assets	$ 795	$ 26	$ 115	$ 246,688	$ 49,389

Net assets
Accumulation units	$ 795	$ 26	$ 115	$ 246,688	$ 49,389
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 795	$ 26	$ 115	$ 246,688	$ 49,389

Total number of mutual fund shares	16,644	1,452	2,744	5,324,577	1,083,091

Cost of mutual fund shares	$ 763	$ 27	$ 102	$ 180,174	$ 39,462

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Invesco				Invesco
	Oppenheimer		Invesco		Oppenheimer
	International	Invesco High	American		Gold & Special
	Bond Fund -	Yield Fund -	Value Fund -	Invesco Energy	Minerals Fund -
	Class A	Class R5	Class R5	Fund - Class R5	Class A
Assets
Investments in mutual funds
at fair value	$ 44	$ 800	$ 1,002	$ 47	$ 79
Total assets	44	800	1,002	47	79
Net assets	$ 44	$ 800	$ 1,002	$ 47	$ 79

Net assets
Accumulation units	$ 44	$ 800	$ 1,002	$ 47	$ 79
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 44	$ 800	$ 1,002	$ 47	$ 79

Total number of mutual fund shares	7,824	195,542	28,800	2,495	3,777

Cost of mutual fund shares	$ 43	$ 796	$ 1,020	$ 56	$ 58

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

		Invesco		Invesco
		Oppenheimer		Oppenheimer
		V.I. Discovery	Invesco	V.I. Global	Invesco
	Invesco Small	Mid Cap	Oppenheimer	Strategic	Oppenheimer
	Cap Value	Growth Fund -	V.I. Global	Income Fund -	V.I. Main Street
	Fund - Class A	Series I	Fund - Series I	Series I	Fund - Series I
Assets
Investments in mutual funds
at fair value	$ 45	$ 18	$ 292	$ 98	$ 61
Total assets	45	18	292	98	61
Net assets	$ 45	$ 18	$ 292	$ 98	$ 61

Net assets
Accumulation units	$ 45	$ —	$ 292	$ 98	$ —
Contracts in payout (annuitization)	—	18	—	—	61
Total net assets	$ 45	$ 18	$ 292	$ 98	$ 61

Total number of mutual fund shares	3,153	214	6,866	19,777	2,069

Cost of mutual fund shares	$ 48	$ 17	$ 210	$ 102	$ 53

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Invesco
Oppenheimer
	V.I. Main	Invesco V.I.		Alger
	Street Small	American	Invesco V.I.	Responsible	Alger Capital
	Cap Fund -	Franchise	Core Equity	Investing Fund -	Appreciation
	Series I	Fund - Series I	Fund - Series I	Class A	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 29,094	$ 32,064	$ 30,828	$ 7,080	$ 123
Total assets	29,094	32,064	30,828	7,080	123
Net assets	$ 29,094	$ 32,064	$ 30,828	$ 7,080	$ 123

Net assets
Accumulation units	$ 29,094	$ 31,907	$ 30,522	$ 7,080	$ 123
Contracts in payout (annuitization)	—	157	306	—	—
Total net assets	$ 29,094	$ 32,064	$ 30,828	$ 7,080	$ 123

Total number of mutual fund shares	1,247,584	477,497	882,047	622,656	4,576

Cost of mutual fund shares	$ 29,809	$ 27,491	$ 28,344	$ 6,603	$ 116

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

AllianzGI NFJ
		Large-Cap	AllianzGI NFJ
	AllianzGI NFJ	Value Fund -	Small-Cap	Amana Growth	Amana Income
	Dividend Value	Institutional	Value Fund -	Fund - Investor	Fund - Investor
	Fund - Class A	Class	Class A	Class	Class
Assets
Investments in mutual funds
at fair value	$ 244	$ 8	$ 29	$ 62,144	$ 74,306
Total assets	244	8	29	62,144	74,306
Net assets	$ 244	$ 8	$ 29	$ 62,144	$ 74,306

Net assets
Accumulation units	$ 244	$ 8	$ 29	$ 62,144	$ 74,306
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 244	$ 8	$ 29	$ 62,144	$ 74,306

Total number of mutual fund shares	20,895	267	2,032	1,392,430	1,407,043

Cost of mutual fund shares	$ 286	$ 5	$ 27	$ 48,584	$ 62,847

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

American
	American	Beacon Small	Inflation-
	Balanced	Cap Value	Adjusted Bond	Income &	Fundamental
	Fund® -	Fund -	Fund - Investor	Growth Fund -	InvestorsSM -
	Class R-3	Investor Class	Class	A Class	Class R-3
Assets
Investments in mutual funds
at fair value	$ 1,969	$ 463	$ 26,836	$ 11,609	$ 1,090
Total assets	1,969	463	26,836	11,609	1,090
Net assets	$ 1,969	$ 463	$ 26,836	$ 11,609	$ 1,090

Net assets
Accumulation units	$ 1,969	$ 463	$ 26,836	$ 11,609	$ 1,090
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 1,969	$ 463	$ 26,836	$ 11,609	$ 1,090

Total number of mutual fund shares	69,475	19,854	2,311,441	299,057	17,629

Cost of mutual fund shares	$ 1,811	$ 488	$ 26,915	$ 10,889	$ 1,039

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

			AMG Managers	Ariel
	Fundamental	American	Fairpointe Mid Appreciation
	InvestorsSM -	Mutual Fund® -	Cap Fund -	Fund -	Ariel Fund -
	Class R-4	Class R-4	Class N	Investor Class	Investor Class
Assets
Investments in mutual funds
at fair value	$ 121,394	$ 2,782	$ 22,420	$ 177	$ 10,234
Total assets	121,394	2,782	22,420	177	10,234
Net assets	$ 121,394	$ 2,782	$ 22,420	$ 177	$ 10,234

Net assets
Accumulation units	$ 121,394	$ 2,782	$ 22,420	$ 177	$ 10,234
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 121,394	$ 2,782	$ 22,420	$ 177	$ 10,234

Total number of mutual fund shares	1,962,075	64,165	652,683	3,970	157,320

Cost of mutual fund shares	$ 106,406	$ 2,572	$ 25,394	$ 182	$ 10,204

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

BlackRock
			Health	BlackRock
	Artisan	BlackRock	Sciences	Health Sciences BlackRock Mid
	International	Equity	Opportunities Opportunities		Cap Dividend
	Fund -	Dividend Fund -	Portfolio -	Portfolio -	Fund -
	Investor	Investor A	Institutional	Investor A	Institutional
	Shares	Shares	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 11,144	$ 964	$ 7,651	$ 28,072	$ 269
Total assets	11,144	964	7,651	28,072	269
Net assets	$ 11,144	$ 964	$ 7,651	$ 28,072	$ 269

Net assets
Accumulation units	$ 11,144	$ 964	$ 7,651	$ 28,072	$ 269
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 11,144	$ 964	$ 7,651	$ 28,072	$ 269

Total number of mutual fund shares	335,064	46,333	112,392	434,687	14,053

Cost of mutual fund shares	$ 10,191	$ 1,004	$ 6,834	$ 23,575	$ 264

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Calvert US
Large-Cap
	BlackRock Mid		Core
	Cap Dividend	Bond Fund of	Responsible	Calvert VP	Capital Income
	Fund - Investor	America -	Index Fund -	SRI Balanced	Builder® -
	A Shares	Class R-4	Class A	Portfolio	Class R-4
Assets
Investments in mutual funds
at fair value	$ 14,680	$ 14,957	$ 8	$ 53,468	$ 5,991
Total assets	14,680	14,957	8	53,468	5,991
Net assets	$ 14,680	$ 14,957	$ 8	$ 53,468	$ 5,991

Net assets
Accumulation units	$ 14,680	$ 14,957	$ 8	$ 53,209	$ 5,991
Contracts in payout (annuitization)	—	—	—	259	—
Total net assets	$ 14,680	$ 14,957	$ 8	$ 53,468	$ 5,991

Total number of mutual fund shares	807,902	1,142,653	283	23,348,415	94,643

Cost of mutual fund shares	$ 14,544	$ 14,741	$ 7	$ 47,263	$ 5,748

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Capital World Growth & Income Fund &SM - Class R-3	Cohen &
Steers Real
		Estate			Columbia
		Fund, Securities Inc. -	Steers Cohen Realty &	Columbia Acorn® Fund -	Acorn® Fund - Institutional
		Class A	Shares, Inc.	Class A Shares	Class
Assets
Investments in mutual funds
at fair value	$ 637	$ 1,363	$ 10,992	$ 67	$ 9
Total assets	637	1,363	10,992	67	9
Net assets	$ 637	$ 1,363	$ 10,992	$ 67	$ 9

Net assets
Accumulation units	$ 637	$ 1,363	$ 10,992	$ 67	$ 9
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 637	$ 1,363	$ 10,992	$ 67	$ 9

Total number of mutual fund shares	12,269	82,036	166,135	5,704	586

Cost of mutual fund shares	$ 571	$ 1,364	$ 11,054	$ 79	$ 9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Columbia	Columbia Select
	Select Mid	Mid Cap Value
	Cap Value	Fund -	CRM Mid Cap		Delaware Small
	Fund - Class	Institutional	Value Fund -	Davis Financial	Cap Value
	A Shares	Class	Investor Shares	Fund - Class Y	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 6,711	$ 2	$ 110	$ 76	$ 2,812
Total assets	6,711	2	110	76	2,812
Net assets	$ 6,711	$ 2	$ 110	$ 76	$ 2,812

Net assets
Accumulation units	$ 6,711	$ 2	$ 110	$ 76	$ 2,812
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 6,711	$ 2	$ 110	$ 76	$ 2,812

Total number of mutual fund shares	593,380	220	5,129	1,490	46,045

Cost of mutual fund shares	$ 7,243	$ 3	$ 103	$ 77	$ 2,832

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

				DFA Emerging	DFA Inflation-
	Delaware Smid			Markets Core	Protected
	Cap Growth			Equity	Securities
	Fund -	DWS Small	DWS Equity	Portfolio -	Portfolio -
	Institutional	Cap Growth	500 Index	Institutional	Institutional
	Class	Fund - Class S	Fund - Class S	Class Shares	Class Shares
Assets
Investments in mutual funds
at fair value	$ 16,822	$ 21	$ 820	$ 2,645	$ 1,318
Total assets	16,822	21	820	2,645	1,318
Net assets	$ 16,822	$ 21	$ 820	$ 2,645	$ 1,318

Net assets
Accumulation units	$ 16,822	$ 21	$ 820	$ 2,645	$ 1,318
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 16,822	$ 21	$ 820	$ 2,645	$ 1,318

Total number of mutual fund shares	477,769	689	4,210	121,488	109,369

Cost of mutual fund shares	$ 14,034	$ 22	$ 864	$ 2,543	$ 1,284

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	DFA U.S.			Eaton Vance
	Targeted Value			Large-Cap
	Portfolio -	Dodge & Cox		Value Fund -	EuroPacific
	Institutional	International	Dodge & Cox	Class R	Growth Fund® -
	Class Shares	Stock Fund	Stock Fund	Shares	Class R-3
Assets
Investments in mutual funds
at fair value	$ 17,780	$ 168	$ 135	$ 1	$ 2,757
Total assets	17,780	168	135	1	2,757
Net assets	$ 17,780	$ 168	$ 135	$ 1	$ 2,757

Net assets
Accumulation units	$ 17,780	$ 168	$ 135	$ 1	$ 2,757
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 17,780	$ 168	$ 135	$ 1	$ 2,757

Total number of mutual fund shares	767,054	3,861	696	56	50,638

Cost of mutual fund shares	$ 17,648	$ 153	$ 134	$ 1	$ 2,468

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Federated
		International	Fidelity	Fidelity® VIP Fidelity® VIP
	EuroPacific	Leaders Fund -	Advisor® New	Contrafund®	Index 500
	Growth Fund® -	Institutional	Insights Fund -	Portfolio -	Portfolio -
	Class R-4	Shares	Class I	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 313,071	$ 10	$ 3,580	$ 1,291,583	$ 318,967
Total assets	313,071	10	3,580	1,291,583	318,967
Net assets	$ 313,071	$ 10	$ 3,580	$ 1,291,583	$ 318,967

Net assets
Accumulation units	$ 313,071	$ 10	$ 3,580	$ 1,284,093	$ 318,967
Contracts in payout (annuitization)	—	—	—	7,490	—
Total net assets	$ 313,071	$ 10	$ 3,580	$ 1,291,583	$ 318,967

Total number of mutual fund shares	5,749,694	278	108,806	34,747,996	995,683

Cost of mutual fund shares	$ 241,681	$ 9	$ 3,272	$ 996,157	$ 182,478

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Asset Manager Equity-Income		Growth	High Income	Overseas
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 16,286	$ 250,735	$ 387,431	$ 8,611	$ 28,627
Total assets	16,286	250,735	387,431	8,611	28,627
Net assets	$ 16,286	$ 250,735	$ 387,431	$ 8,611	$ 28,627

Net assets
Accumulation units	$ 16,286	$ 247,858	$ 386,564	$ 8,587	$ 28,627
Contracts in payout (annuitization)	—	2,877	867	24	—
Total net assets	$ 16,286	$ 250,735	$ 387,431	$ 8,611	$ 28,627

Total number of mutual fund shares	1,069,307	10,548,400	4,898,607	1,585,892	1,237,644

Cost of mutual fund shares	$ 16,507	$ 222,558	$ 246,104	$ 8,596	$ 24,171

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

		Franklin	Franklin
	Franklin	Biotechnology	Natural	Franklin
	Mutual Global	Discovery	Resources	Small-Mid Cap Franklin Small
	Discovery	Fund - Advisor	Fund - Advisor	Growth Fund -	Cap Value VIP
	Fund - Class R	Class	Class	Class A	Fund - Class 2
Assets
Investments in mutual funds
at fair value	$ 1,099	$ 323	$ 16	$ 362	$ 110,535
Total assets	1,099	323	16	362	110,535
Net assets	$ 1,099	$ 323	$ 16	$ 362	$ 110,535

Net assets
Accumulation units	$ 1,099	$ 323	$ 16	$ 362	$ 109,273
Contracts in payout (annuitization)	—	—	—	—	1,262
Total net assets	$ 1,099	$ 323	$ 16	362	$ 110,535

Total number of mutual fund shares	36,531	2,077	691	11,070	7,344,501

Cost of mutual fund shares	$ 1,087	$ 312	$ 18	$ 378	$ 129,568

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Goldman
	Sachs Growth			The Hartford	The Hartford
	Opportunities Growth Fund Growth Fund			Capital	Dividend And
	Fund - Investor	of America® -	of America® -	Appreciation	Growth Fund -
	Shares	Class R-3	Class R-4	Fund - Class R4	Class R4
Assets
Investments in mutual funds
at fair value	$ 40	$ 8,205	$ 466,449	$ —	$ 9
Total assets	40	8,205	466,449	$ —	9
Net assets	$ 40	$ 8,205	$ 466,449	$ —	$ 9

Net assets
Accumulation units	$ 40	$ 8,205	$ 466,449	$ —	$ 9
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 40	$ 8,205	$ 466,449	$ —	$ 9

Total number of mutual fund shares	2,605	163,878	9,216,533	2	331

Cost of mutual fund shares	$ 48	$ 7,246	$ 347,759	$ —	$ 8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

				Janus	Janus
				Henderson	Henderson
	The Hartford			Balanced	Enterprise
	International	Income Fund	Ivy Science and	Portfolio -	Portfolio -
	Opportunities of America® -		Technology	Institutional	Institutional
	Fund - Class R4	Class R-3	Fund - Class Y	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 1,656	$ 830	$ 21,764	$ 157	$ 344
Total assets	1,656	830	21,764	157	344
Net assets	$ 1,656	$ 830	$ 21,764	$ 157	$ 344

Net assets
Accumulation units	$ 1,656	$ 830	$ 21,764	$ 157	$ 344
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 1,656	$ 830	$ 21,764	$ 157	$ 344

Total number of mutual fund shares	97,387	35,852	284,383	3,969	4,022

Cost of mutual fund shares	$ 1,656	$ 803	$ 20,347	$ 116	$ 243

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Janus
	Janus	Henderson	Janus
	Henderson	Global	Henderson
	Flexible Bond	Research	Research	JPMorgan	JPMorgan
	Portfolio -	Portfolio -	Portfolio -	Equity Income	Government
	Institutional	Institutional	Institutional	Fund - Class I	Bond Fund -
	Shares	Shares	Shares	Shares	Class I Shares
Assets
Investments in mutual funds
at fair value	$ 13	$ 84	$ 64	$ 3,454	$ 3,274
Total assets	13	84	64	3,454	3,274
Net assets	$ 13	$ 84	$ 64	$ 3,454	$ 3,274

Net assets
Accumulation units	$ 13	$ 84	$ 64	$ 3,454	$ 3,274
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 13	$ 84	$ 64	$ 3,454	$ 3,274

Total number of mutual fund shares	1,090	1,477	1,563	177,692	305,113

Cost of mutual fund shares	$ 13	$ 53	$ 51	$ 3,114	$ 3,276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Loomis Sayles
	Lazard	ClearBridge	LKCM	Loomis Sayles Limited Term
	International	Aggressive	Aquinas	Small Cap	Government
	Equity Portfolio -	Growth Fund -	Catholic	Value Fund -	and Agency
	Open Shares	Class I	Equity Fund	Retail Class	Fund - Class Y
Assets
Investments in mutual funds
at fair value	$ 986	$ 400	$ 39	$ 11,127	$ 465
Total assets	986	400	39	11,127	465
Net assets	$ 986	$ 400	$ 39	$ 11,127	$ 465

Net assets
Accumulation units	$ 986	$ 400	$ 39	$ 11,127	$ 465
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 986	$ 400	$ 39	$ 11,127	$ 465

Total number of mutual fund shares	52,349	2,005	2,603	406,976	41,059

Cost of mutual fund shares	$ 983	$ 435	$ 43	$ 12,740	$ 464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett
	Developing	Core Fixed	Short Duration	Mid Cap	Small Cap
	Growth Fund -	Income Fund -	Income Fund -	Stock Fund -	Value Fund -
	Class A	Class A	Class R4	Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 118	$ 20	$ 7,163	$ 950	$ 348
Total assets	118	20	7,163	950	348
Net assets	$ 118	$ 20	$ 7,163	$ 950	$ 348

Net assets
Accumulation units	$ 118	$ 20	$ 7,163	$ 950	$ 348
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 118	$ 20	$ 7,163	$ 950	$ 348

Total number of mutual fund shares	6,027	1,821	1,697,439	33,235	23,105

Cost of mutual fund shares	$ 116	$ 20	$ 7,126	$ 782	$ 402

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

		Lord Abbett			Metropolitan
	Lord Abbett	Series Fund	Mainstay	Massachusetts	West Total
	Fundamental	Mid Cap Stock	Large Cap	Investors	Return Bond
	Equity Fund -	Portfolio -	Growth Fund -	Growth Stock	Fund - Class I
	Class A	Class VC	Class R3	Fund - Class A	Shares
Assets
Investments in mutual funds
at fair value	$ 128	$ 68,398	$ 3	$ 104	$ 25,623
Total assets	128	68,398	3	104	25,623
Net assets	$ 128	$ 68,398	$ 3	$ 104	$ 25,623

Net assets
Accumulation units	$ 128	$ 67,900	$ 3	$ 104	$ 25,623
Contracts in payout (annuitization)	—	498	—	—	—
Total net assets	$ 128	$ 68,398	$ 3	$ 104	$ 25,623

Total number of mutual fund shares	10,735	2,881,112	338	3,160	2,344,285

Cost of mutual fund shares	$ 133	$ 56,925	$ 3	$ 79	$ 24,993

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Neuberger
	Metropolitan	MFS®		Neuberger	Berman
	West Total International			Berman	Sustainable
	Return Bond	Intrinsic	MFS® New	Genesis Fund -	Equity Fund -
	Fund - Class	Value Fund -	Discovery Fund -	Trust Class	Institutional
	M Shares	Class R3	Class R3	Shares	Class Shares
Assets
Investments in mutual funds
at fair value	$ 24,877	$ 1,134	$ 297	$ 511	$ 3,744
Total assets	24,877	1,134	297	511	3,744
Net assets	$ 24,877	$ 1,134	$ 297	$ 511	$ 3,744

Net assets
Accumulation units	$ 24,877	$ 1,134	$ 297	$ 511	$ 3,744
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 24,877	$ 1,134	$ 297	$ 511	$ 3,744

Total number of mutual fund shares	2,273,917	25,180	10,663	8,720	99,579

Cost of mutual fund shares	$ 24,391	$ 1,037	$ 282	$ 492	$ 3,666

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Neuberger
Berman
	Sustainable	New	New
	Equity Fund -	Perspective	Perspective	New World	Nuveen Global
	Trust Class	Fund® -	Fund® -	Fund® -	Infrastructure
	Shares	Class R-3	Class R-4	Class R-4	Fund - Class I
Assets
Investments in mutual funds
at fair value	$ 14,208	$ 1,226	$ 239,015	$ 770	$ 2,309
Total assets	14,208	1,226	239,015	770	2,309
Net assets	$ 14,208	$ 1,226	$ 239,015	$ 770	$ 2,309

Net assets
Accumulation units	$ 14,208	$ 1,226	$ 239,015	$ 770	$ 2,309
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 14,208	$ 1,226	$ 239,015	$ 770	$ 2,309

Total number of mutual fund shares	376,376	26,582	5,135,699	10,987	202,551

Cost of mutual fund shares	$ 13,742	$ 1,097	$ 189,126	$ 708	$ 2,185

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Parnassus	Pax			Pioneer
	Core	Sustainable		PIMCO VIT	Equity
	Equity	Allocation	PIMCO	Real Return	Income
	FundSM -	Fund -	CommodityRealReturn	Portfolio -	Fund -
	Investor	Investor	Strategy Fund® -	Administrative Class Y
	Shares	Class	Administrative Class	Class	Shares
Assets
Investments in mutual funds
at fair value	$ 39,661	$ 40,352	$ 1,561	$ 71,157	$ 11,198
Total assets	39,661	40,352	1,561	71,157	11,198
Net assets	$ 39,661	$ 40,352	$ 1,561	$ 71,157	$ 11,198

Net assets
Accumulation units	$ 39,661	$ 40,352	$ 1,561	$ 71,157	$ 11,198
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 39,661	$ 40,352	$ 1,561	$ 71,157	$ 11,198

Total number of mutual fund shares	843,314	1,728,152	267,305	5,629,520	302,077

Cost of mutual fund shares	$ 34,994	$ 39,973	$ 1,689	$ 74,572	$ 10,158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

		Pioneer	Pioneer Equity	Pioneer High	PGIM
	Pioneer High	Strategic	Income VCT	Yield VCT	Jennison
	Yield Fund -	Income Fund -	Portfolio -	Portfolio -	Utility Fund -
	Class A Shares	Class A Shares	Class I	Class I	Class Z
Assets
Investments in mutual funds
at fair value	$ 780	$ 683	5	$ 15,331	$ 176
Total assets	780	683	5	15,331	176
Net assets	$ 780	$ 683	$ 5	$ 15,331	$ 176

Net assets
Accumulation units	$ 780	$ 683	$ 5	$ 15,331	$ 176
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 780	$ 683	$ 5	$ 15,331	$ 176

Total number of mutual fund shares	80,057	62,076	294	1,600,291	11,209

Cost of mutual fund shares	$ 775	$ 656	$ 5	$ 15,107	$ 159

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Columbia				T. Rowe Price
	Large Cap	Royce Total	Ave Maria	SMALLCAP	Institutional
	Value Fund -	Return Fund -	Rising	World Fund® -	Large-Cap
	Advisor Class	Service Class	Dividend Fund	Class R-4	Growth Fund
Assets
Investments in mutual funds
at fair value	$ 11,159	$ 6	$ 6,122	$ 27,352	$ 42,479
Total assets	11,159	6	6,122	27,352	42,479
Net assets	$ 11,159	$ 6	$ 6,122	$ 27,352	$ 42,479

Net assets
Accumulation units	$ 11,159	$ 6	$ 6,122	$ 27,352	$ 42,479
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 11,159	$ 6	$ 6,122	$ 27,352	$ 42,479

Total number of mutual fund shares	785,831	545	327,754	469,002	964,344

Cost of mutual fund shares	$ 11,217	$ 7	$ 5,979	$ 23,471	$ 34,312

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Templeton
	T. Rowe Price	T. Rowe Price	TCW Total	Templeton	Global Bond
	Mid-Cap Value	Value Fund -	Return Bond	Foreign Fund -	Fund - Advisor
	Fund - R Class	Advisor Class	Fund - Class N	Class A	Class
Assets
Investments in mutual funds
at fair value	$ 227	$ 512	$ 7,674	$ 352	$ 22,530
Total assets	227	512	7,674	352	22,530
Net assets	$ 227	$ 512	$ 7,674	$ 352	$ 22,530

Net assets
Accumulation units	$ 227	$ 512	$ 7,674	$ 352	$ 22,530
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 227	$ 512	$ 7,674	$ 352	$ 22,530

Total number of mutual fund shares	8,284	13,719	748,697	48,436	2,111,567

Cost of mutual fund shares	$ 228	$ 470	$ 7,688	$ 347	$ 25,521

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Vanguard®
		Third Avenue			Total Bond
		Real Estate	Touchstone	USAA Precious	Market Index
	Templeton	Value Fund -	Value Fund -	Metals and Minerals	Fund -
	Global Bond	Institutional	Institutional	Fund -	Admiral™
	Fund - Class A	Class	Class	Adviser Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 103,155	$ 55	$ 17,249	$ 18,901	$ 157
Total assets	103,155	55	17,249	18,901	157
Net assets	$ 103,155	$ 55	$ 17,249	$ 18,901	$ 157

Net assets
Accumulation units	$ 103,155	$ 55	$ 17,249	$ 18,901	$ 157
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 103,155	$ 55	$ 17,249	$ 18,901	$ 157

Total number of mutual fund shares	9,622,635	2,176	1,772,802	1,146,199	14,244

Cost of mutual fund shares	$ 120,406	$ 65	$ 16,962	$ 14,818	$ 157

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Vanguard®
Total
	International				Victory
	Stock Index			Small	Integrity
	Fund -			Company	Small-Cap
	Admiral™	Diversified	Equity Income	Growth	Value Fund -
	Shares	Value Portfolio	Portfolio	Portfolio	Class Y
Assets
Investments in mutual funds
at fair value	$ 15	$ 112	$ 181	$ 56	$ 289
Total assets	15	112	181	56	289
Net assets	$ 15	$ 112	$ 181	$ 56	$ 289

Net assets
Accumulation units	$ 15	$ 112	$ 181	$ 56	$ 289
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 15	$ 112	$ 181	$ 56	$ 289

Total number of mutual fund shares	493	6,791	7,480	2,405	8,171

Cost of mutual fund shares	$ 14	$ 105	$ 161	$ 52	$ 276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Victory
	Victory	Sycamore
	Sycamore	Small
	Established	Company	Voya Balanced Voya Large		Voya Real
	Value Fund -	Opportunity	Portfolio -	Cap Value	Estate Fund -
	Class A	Fund - Class R	Class I	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 6,605	$ 8	$ 221,428	$ 58	$ 727
Total assets	6,605	8	221,428	58	727
Net assets	$ 6,605	$ 8	$ 221,428	$ 58	$ 727

Net assets
Accumulation units	$ 6,605	$ 8	$ 208,691	$ 58	$ 727
Contracts in payout (annuitization)	—	—	12,737	—	—
Total net assets	$ 6,605	$ 8	$ 221,428	$ 58	$ 727

Total number of mutual fund shares	164,919	199	14,094,712	5,012	63,640

Cost of mutual fund shares	$ 6,346	$ 8	$ 169,101	$ 59	$ 853

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

			Voya	Voya	Voya
	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Intermediate	Intermediate	Intermediate
			Bond Fund -	Bond Portfolio -	Bond Portfolio -
			Class A	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 3,571	$ 2,472	$ 856	$ 425,547	$ 2,191
Total assets	3,571	2,472	856	425,547	2,191
Net assets	$ 3,571	$ 2,472	$ 856	$ 425,547	$ 2,191

Net assets
Accumulation units	$ 3,571	$ 2,472	$ 856	$ 417,635	$ 2,191
Contracts in payout (annuitization)	—	—	—	7,912	—
Total net assets	$ 3,571	$ 2,472	$ 856	$ 425,547	$ 2,191

Total number of mutual fund shares	375,874	292,515	82,583	32,534,181	168,640

Cost of mutual fund shares	$ 3,640	$ 2,449	$ 828	$ 419,827	$ 2,160

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Voya High
		Voya High	Yield		Voya Large
	Voya Global	Yield	Portfolio -	Voya High	Cap Growth
	Perspectives®	Portfolio -	Institutional	Yield Portfolio -	Portfolio -
	Portfolio - Class I	Adviser Class	Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 2,415	$ 28	$ 105,196	$ 409	$ 83
Total assets	2,415	28	105,196	409	83
Net assets	$ 2,415	$ 28	$ 105,196	$ 409	$ 83

Net assets
Accumulation units	$ 2,415	$ 28	$ 104,249	$ 409	$ 83
Contracts in payout (annuitization)	—	—	947	—	—
Total net assets	$ 2,415	$ 28	$ 105,196	$ 409	$ 83

Total number of mutual fund shares	214,472	2,783	10,583,123	41,161	4,647

Cost of mutual fund shares	$ 2,355	$ 27	$ 104,127	$ 403	$ 81

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Large			Voya Large
	Cap Growth	Voya Large	Voya Large	Cap Value	Voya Large
	Portfolio -	Cap Growth	Cap Value	Portfolio -	Cap Value
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 598,514	$ 5,930	$ 16	$ 303,689	$ 1,231
Total assets	598,514	5,930	16	303,689	1,231
Net assets	$ 598,514	$ 5,930	$ 16	$ 303,689	$ 1,231

Net assets
Accumulation units	$ 597,569	$ 5,930	$ 16	$ 300,855	$ 1,231
Contracts in payout (annuitization)	945	—	—	2,834	—
Total net assets	$ 598,514	$ 5,930	$ 16	$ 303,689	$ 1,231

Total number of mutual fund shares	30,182,233	308,679	1,361	24,851,779	102,241

Cost of mutual fund shares	$ 566,469	$ 5,905	$ 15	$ 288,015	$ 1,202

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

			VY®	VY® Clarion
		Voya U.S.	BlackRock	Global Real
	Voya Limited Stock Index		Inflation	Estate	VY® Clarion
	Maturity Bond	Portfolio -	Protected Bond	Portfolio -	Real Estate
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Adviser Class	Class	Adviser Class	Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 5	$ 39,309	$ 12	$ 74,592	$ 44
Total assets	5	39,309	12	74,592	44
Net assets	$ 5	$ 39,309	$ 12	$ 74,592	$ 44

Net assets
Accumulation units	$ 5	$ 39,309	$ 12	$ 74,592	$ 44
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 5	$ 39,309	$ 12	$ 74,592	$ 44

Total number of mutual fund shares	465	2,313,664	1,223	5,689,730	1,211

Cost of mutual fund shares	$ 4	$ 34,032	$ 11	$ 67,360	$ 44

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

VY®
			VY® Invesco		JPMorgan
	VY® Clarion		Growth and	VY® Invesco	Emerging
	Real Estate	VY® Clarion	Income	Growth and	Markets
	Portfolio -	Real Estate	Portfolio -	Income	Equity
	Institutional	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 1,556	$ 44,624	$ 29,008	$ 28,186	$ 190
Total assets	1,556	44,624	29,008	28,186	190
Net assets	$ 1,556	$ 44,624	$ 29,008	$ 28,186	$ 190

Net assets
Accumulation units	$ —	$ 44,624	$ 29,008	$ 28,186	$ 190
Contracts in payout (annuitization)	1,556	—	—	—	—
Total net assets	$ 1,556	$ 44,624	$ 29,008	$ 28,186	$ 190

Total number of mutual fund shares	40,554	1,164,509	1,260,683	1,212,319	9,052

Cost of mutual fund shares	$ 1,354	$ 38,195	$ 31,704	$ 31,132	$ 144

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

VY®
	JPMorgan	VY®		VY®
	Emerging	JPMorgan	VY®	JPMorgan	VY®
	Markets	Emerging	JPMorgan	Small Cap	JPMorgan
	Equity	Markets	Small Cap Core	Core Equity	Small Cap
	Portfolio -	Equity	Equity	Portfolio -	Core Equity
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class Adviser Class		Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 14,297	$ 26,095	$ 3	$ 50,704	$ 39,048
Total assets	14,297	26,095	3	50,704	39,048
Net assets	$ 14,297	$ 26,095	$ 3	$ 50,704	$ 39,048

Net assets
Accumulation units	$ 14,297	$ 26,095	$ 3	$ 50,704	$ 39,048
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 14,297	$ 26,095	$ 3	$ 50,704	$ 39,048

Total number of mutual fund shares	643,435	1,182,915	210	3,127,927	2,448,123

Cost of mutual fund shares	$ 11,207	$ 21,857	$ 3	$ 58,996	$ 45,653

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

VY® T. Rowe
	VY® Morgan	VY® T. Rowe	Price Capital	VY® T. Rowe	VY® T. Rowe
	Stanley Global	Price Capital	Appreciation	Price Capital	Price Equity
	Franchise	Appreciation	Portfolio -	Appreciation	Income
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 1	$ 363	$ 431,537	$ 1,030,790	$ 942
Total assets	1	363	431,537	1,030,790	942
Net assets	$ 1	$ 363	$ 431,537	$ 1,030,790	$ 942

Net assets
Accumulation units	$ 1	$ 363	$ 431,537	$ 1,030,790	$ 942
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 1	$ 363	$ 431,537	$ 1,030,790	$ 942

Total number of mutual fund shares	38	12,988	14,673,142	35,037,055	94,530

Cost of mutual fund shares	$ 1	$ 331	$ 396,928	$ 922,472	$ 1,167

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe	Voya
	Price Equity	Price	Price	Government
	Income	International	International Money Market		Voya Global
	Portfolio -	Stock Portfolio -	Stock Portfolio -	Portfolio -	Real Estate
	Service Class	Adviser Class	Service Class	Class I	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 105,540	$ 96	$ 8,458	$ 248,617	$ 58
Total assets	105,540	96	8,458	248,617	58
Net assets	$ 105,540	$ 96	$ 8,458	$ 248,617	$ 58

Net assets
Accumulation units	$ 105,044	$ 96	$ 8,458	$ 247,429	$ 58
Contracts in payout (annuitization)	496	—	—	1,188	—
Total net assets	$ 105,540	$ 96	$ 8,458	$ 248,617	$ 58

Total number of mutual fund shares	10,236,625	5,889	519,553	248,617,344	4,284

Cost of mutual fund shares	$ 133,180	$ 77	$ 7,451	$ 248,617	$ 73

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Multi-	Voya Multi-
	Manager	Manager			Voya Global
	International International		Voya Global	Voya Global	Bond
	Small Cap	Small Cap	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Fund - Class A	Fund - Class I	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 247	$ 1,361	$ 304	$ 69,980	$ 503
Total assets	247	1,361	304	69,980	503
Net assets	$ 247	$ 1,361	$ 304	$ 69,980	$ 503

Net assets
Accumulation units	$ 247	$ 1,361	$ 304	$ 68,767	$ 495
Contracts in payout (annuitization)	—	—	—	1,213	8
Total net assets	$ 247	$ 1,361	$ 304	$ 69,980	$ 503

Total number of mutual fund shares	4,541	25,149	28,592	6,461,683	46,484

Cost of mutual fund shares	$ 238	$ 1,430	$ 298	$ 71,121	$ 500

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Index	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2025	Solution 2025	Solution 2025	Solution 2035	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service 2 Class	Service Class	Initial Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 12,222	$ 1,859	$ 6,057	$ 18,659	$ 1,970
Total assets	12,222	1,859	6,057	18,659	1,970
Net assets	$ 12,222	$ 1,859	$ 6,057	$ 18,659	$ 1,970

Net assets
Accumulation units	$ 12,222	$ 1,859	$ 6,057	$ 18,659	$ 1,970
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 12,222	$ 1,859	$ 6,057	$ 18,659	$ 1,970

Total number of mutual fund shares	1,061,900	166,391	532,213	1,547,139	168,195

Cost of mutual fund shares	$ 11,407	$ 1,766	$ 5,665	$ 17,147	$ 1,803

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Index	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2035	Solution 2045	Solution 2045	Solution 2045	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service 2 Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 8,925	$ 17,160	$ 2,745	$ 5,102	$ 7,159
Total assets	8,925	17,160	2,745	5,102	7,159
Net assets	$ 8,925	$ 17,160	$ 2,745	$ 5,102	$ 7,159

Net assets
Accumulation units	$ 8,925	$ 17,160	$ 2,745	$ 5,102	$ 7,159
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 8,925	$ 17,160	$ 2,745	$ 5,102	$ 7,159

Total number of mutual fund shares	749,402	1,360,824	225,224	411,142	438,415

Cost of mutual fund shares	$ 8,221	$ 15,613	$ 2,521	$ 4,612	$ 6,684

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

			Voya Index	Voya Index	Voya Index
	Voya Index	Voya Index	Solution	Solution	Solution
	Solution 2055	Solution 2055	Income	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Initial Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,618	$ 3,535	$ 3,374	$ 736	$ 1,114
Total assets	1,618	3,535	3,374	736	1,114
Net assets	$ 1,618	$ 3,535	$ 3,374	$ 736	$ 1,114

Net assets
Accumulation units	$ 1,618	$ 3,535	$ 3,374	$ 736	$ 1,114
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 1,618	$ 3,535	$ 3,374	$ 736	$ 1,114

Total number of mutual fund shares	101,193	219,143	311,867	70,215	104,008

Cost of mutual fund shares	$ 1,466	$ 3,231	$ 3,230	$ 703	$ 1,059

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya	Voya	Voya
International International International
	High Dividend	High Dividend	High Dividend
	Low Volatility	Low Volatility	Low Volatility	Voya Solution	Voya Solution
	Portfolio -	Portfolio -	Portfolio -	2025 Portfolio -	2025 Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 197	$ 73,467	$ 59	$ 468	$ 11,199
Total assets	197	73,467	59	468	11,199
Net assets	$ 197	$ 73,467	$ 59	$ 468	$ 11,199

Net assets
Accumulation units	$ 197	$ 72,279	$ 59	$ 468	$ 11,199
Contracts in payout (annuitization)	—	1,188	—	—	—
Total net assets	$ 197	$ 73,467	$ 59	$ 468	$ 11,199

Total number of mutual fund shares	17,373	6,394,004	5,185	41,161	956,324

Cost of mutual fund shares	$ 193	$ 69,200	$ 66	$ 462	$ 11,025

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service 2 Class	Service Class	Adviser Class	Initial Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 6,734	$ 135,241	$ 475	$ 11,644	$ 11,338
Total assets	6,734	135,241	475	11,644	11,338
Net assets	$ 6,734	$ 135,241	$ 475	$ 11,644	$ 11,338

Net assets
Accumulation units	$ 6,734	$ 135,241	$ 475	$ 11,644	$ 11,338
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 6,734	$ 135,241	$ 475	$ 11,644	$ 11,338

Total number of mutual fund shares	599,636	11,688,898	40,865	971,948	999,846

Cost of mutual fund shares	$ 6,508	$ 136,721	$ 458	$ 11,439	$ 11,033

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service Class	Adviser Class	Initial Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 154,810	$ 18	$ 8,702	$ 5,014	$ 113,924
Total assets	154,810	18	8,702	5,014	113,924
Net assets	$ 154,810	$ 18	$ 8,702	$ 5,014	$ 113,924

Net assets
Accumulation units	$ 154,810	$ 18	$ 8,702	$ 5,014	$ 113,924
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 154,810	$ 18	$ 8,702	$ 5,014	$ 113,924

Total number of mutual fund shares	13,086,228	1,574	734,341	442,174	9,770,525

Cost of mutual fund shares	$ 156,877	$ 18	$ 8,752	$ 4,887	$ 115,943

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

				Voya Solution	Voya Solution
	Voya Solution Voya Solution		Voya Solution	Balanced	Income
	2055 Portfolio -	2055 Portfolio -	2055 Portfolio	Portfolio -	Portfolio -
	Initial Class	Service 2 Class	- Service Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 4,029	$ 1,692	$ 30,438	$ 5,786	$ 855
Total assets	4,029	1,692	30,438	5,786	855
Net assets	$ 4,029	$ 1,692	$ 30,438	$ 5,786	$ 855

Net assets
Accumulation units	$ 4,029	$ 1,692	$ 30,438	$ 5,786	$ 855
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 4,029	$ 1,692	$ 30,438	$ 5,786	$ 855

Total number of mutual fund shares	284,337	121,525	2,175,712	586,213	72,745

Cost of mutual fund shares	$ 3,945	$ 1,664	$ 28,965	$ 5,638	$ 808

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

VY®
American
				Voya Solution	Century
	Voya Solution Voya Solution		Voya Solution	Moderately	Small-Mid
	Income	Income	Income	Conservative	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service 2 Class	Service Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 8,415	$ 3,320	$ 38,441	$ 7,654	$ 51
Total assets	8,415	3,320	38,441	7,654	51
Net assets	$ 8,415	$ 3,320	$ 38,441	$ 7,654	$ 51

Net assets
Accumulation units	$ 8,415	$ 3,320	$ 38,441	$ 7,654	$ 51
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 8,415	$ 3,320	$ 38,441	$ 7,654	$ 51

Total number of mutual fund shares	698,341	284,944	3,216,818	743,064	4,605

Cost of mutual fund shares	$ 8,162	$ 3,175	$ 36,571	$ 7,365	$ 51

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	VY® American	VY® American
	Century Small-	Century Small-	VY® Baron	VY® Baron	VY® Columbia
	Mid Cap Value	Mid Cap Value	Growth	Growth	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 34,644	$ 67,826	$ 351	$ 156,083	$ 13,169
Total assets	34,644	67,826	351	156,083	13,169
Net assets	$ 34,644	$ 67,826	$ 351	$ 156,083	$ 13,169

Net assets
Accumulation units	$ 34,644	$ 67,143	$ 351	$ 155,100	$ 13,086
Contracts in payout (annuitization)	—	683	—	983	83
Total net assets	$ 34,644	$ 67,826	$ 351	$ 156,083	$ 13,169

Total number of mutual fund shares	2,889,401	5,752,842	17,959	7,209,393	766,506

Cost of mutual fund shares	$ 34,897	$ 69,030	$ 441	$ 185,493	$ 15,873

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	VY® Columbia	VY® Columbia			VY® Invesco
	Small Cap	Small Cap	VY® Invesco	VY® Invesco	Equity and
	Value II	Value II	Comstock	Comstock	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 145	$ 5,775	$ 260	$ 60,153	$ 1,487
Total assets	145	5,775	260	60,153	1,487
Net assets	$ 145	$ 5,775	$ 260	$ 60,153	$ 1,487

Net assets
Accumulation units	$ 145	$ 5,775	$ 260	$ 59,168	$ 1,487
Contracts in payout (annuitization)	—	—	—	985	—
Total net assets	$ 145	$ 5,775	$ 260	$ 60,153	$ 1,487

Total number of mutual fund shares	9,634	370,652	15,306	3,501,356	34,293

Cost of mutual fund shares	$ 134	$ 6,394	$ 248	$ 53,674	$ 1,537

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	VY® Invesco	VY® Invesco	VY® Invesco	VY® Invesco	VY® Invesco
	Equity and	Equity and	Oppenheimer Oppenheimer Oppenheimer
	Income	Income	Global	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 281,505	$ 1,061	$ 266	$ 603,394	$ 1,758
Total assets	281,505	1,061	266	603,394	1,758
Net assets	$ 281,505	$ 1,061	$ 266	$ 603,394	$ 1,758

Net assets
Accumulation units	$ 279,227	$ 1,061	$ 266	$ 600,174	$ 1,758
Contracts in payout (annuitization)	2,278	—	—	3,220	—
Total net assets	$ 281,505	$ 1,061	$ 266	$ 603,394	$ 1,758

Total number of mutual fund shares	6,386,238	24,239	14,450	31,006,910	94,705

Cost of mutual fund shares	$ 279,512	$ 1,054	$ 260	$ 497,150	$ 1,709

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

VY® T. Rowe
				VY® T. Rowe	Price
	VY®	VY®	VY®	Price	Diversified
	JPMorgan Mid	JPMorgan Mid	JPMorgan Mid	Diversified Mid	Mid Cap
	Cap Value	Cap Value	Cap Value	Cap Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 270	$ 21,263	$ 60,015	$ 388	$ 515,075
Total assets	270	21,263	60,015	388	515,075
Net assets	$ 270	$ 21,263	$ 60,015	$ 388	$ 515,075

Net assets
Accumulation units	$ 270	$ 21,263	$ 58,963	$ 388	$ 513,018
Contracts in payout (annuitization)	—	—	1,052	—	2,057
Total net assets	$ 270	$ 21,263	$ 60,015	$ 388	$ 515,075

Total number of mutual fund shares	15,757	1,199,940	3,427,476	35,285	41,206,037

Cost of mutual fund shares	$ 296	$ 23,513	$ 66,379	$ 348	$ 413,059

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

VY® T. Rowe
	Price	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe
	Diversified Mid	Price Growth	Price Growth	Price Growth	Voya
	Cap Growth	Equity	Equity	Equity	Corporate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Leaders 100
	Service Class	Adviser Class	Initial Class	Service Class	Fund - Class I
Assets
Investments in mutual funds
at fair value	$ 1,259	$ 1,070	$ 556,786	$ 3,244	$ 7,835
Total assets	1,259	1,070	556,786	3,244	7,835
Net assets	$ 1,259	$ 1,070	$ 556,786	$ 3,244	$ 7,835

Net assets
Accumulation units	$ 1,259	$ 1,070	$ 555,147	$ 3,244	$ 7,835
Contracts in payout (annuitization)	—	—	1,639	—	—
Total net assets	$ 1,259	$ 1,070	$ 556,786	$ 3,244	$ 7,835

Total number of mutual fund shares	105,506	14,878	6,837,603	42,244	360,893

Cost of mutual fund shares	$ 1,129	$ 1,177	$ 546,091	$ 3,423	$ 7,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Strategic	Voya Strategic	Voya Strategic
	Allocation	Allocation	Allocation	Voya Growth	Voya Growth
	Conservative	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class A	Class I
Assets
Investments in mutual funds
at fair value	$ 30,351	$ 71,733	$ 60,494	$ 1,537	$ 1,215,091
Total assets	30,351	71,733	60,494	1,537	1,215,091
Net assets	$ 30,351	$ 71,733	$ 60,494	$ 1,537	$ 1,215,091

Net assets
Accumulation units	$ 29,921	$ 71,063	$ 59,196	$ 1,537	$ 1,150,216
Contracts in payout (annuitization)	430	670	1,298	—	64,875
Total net assets	$ 30,351	$ 71,733	$ 60,494	$ 1,537	$ 1,215,091

Total number of mutual fund shares	2,331,110	4,592,361	4,137,749	55,044	42,724,712

Cost of mutual fund shares	$ 29,363	$ 54,970	$ 51,697	$ 1,519	$ 1,142,709

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Growth	Voya Global	Voya Global	Voya Index	Voya Index
	and Income	Equity	Equity	Plus LargeCap	Plus LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 236	$ 86,802	$ 11,598	$ 386,977	$ 207
Total assets	236	86,802	11,598	386,977	207
Net assets	$ 236	$ 86,802	$ 11,598	$ 386,977	$ 207

Net assets
Accumulation units	$ 236	$ 85,628	$ 11,598	$ 382,686	$ 207
Contracts in payout (annuitization)	—	1,174	—	4,291	—
Total net assets	$ 236	$ 86,802	$ 11,598	$ 386,977	$ 207

Total number of mutual fund shares	8,450	8,022,347	1,066,959	13,450,726	7,259

Cost of mutual fund shares	$ 239	$ 77,198	$ 10,306	$ 253,990	$ 170

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Index	Voya Index	Voya Index	Voya Index	Voya
	Plus MidCap	Plus MidCap	Plus SmallCap	Plus SmallCap	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class S	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 310,525	$ 59	$ 132,714	$ 165	$ 43,908
Total assets	310,525	59	132,714	165	43,908
Net assets	$ 310,525	$ 59	$ 132,714	$ 165	$ 43,908

Net assets
Accumulation units	$ 309,204	$ 59	$ 131,802	$ 165	$ 43,513
Contracts in payout (annuitization)	1,321	—	912	—	395
Total net assets	$ 310,525	$ 59	$ 132,714	$ 165	$ 43,908

Total number of mutual fund shares	15,924,347	3,070	6,346,911	7,998	4,138,392

Cost of mutual fund shares	$ 298,739	$ 61	$ 125,379	$ 172	$ 40,435

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Voya
	Voya	Voya Russell™ Voya Russell™			Russell™
	International	Large Cap	Large Cap		Large Cap
	Index	Growth Index Growth Index Voya Russell™			Index
	Portfolio -	Portfolio -	Portfolio -	Large Cap Index	Portfolio -
	Class S	Class I	Class S	Portfolio - Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 9	$ 97,199	$ 2,678	$ 177,976	$ 489
Total assets	9	97,199	2,678	177,976	489
Net assets	$ 9	$ 97,199	$ 2,678	$ 177,976	$ 489

Net assets
Accumulation units	$ 9	$ 88,517	$ 2,678	$ 177,976	$ —
Contracts in payout (annuitization)	—	8,682	—	—	489
Total net assets	$ 9	$ 97,199	$ 2,678	$ 177,976	$ 489

Total number of mutual fund shares	874	2,262,554	62,749	7,141,896	19,774

Cost of mutual fund shares	$ 8	$ 72,958	$ 1,881	$ 127,994	$ 327

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Voya
	Voya Russell™	Voya Russell™	Russell™ Mid	Voya
	Large Cap	Large Cap	Cap Growth	Russell™ Mid
	Value Index	Value Index	Index	Cap Index	Voya Russell™
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Small Cap Index
	Class I	Class S	Class S	Class I	Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 536	$ 19,633	$ 20,857	$ 183,792	$ 89,526
Total assets	536	19,633	20,857	183,792	89,526
Net assets	$ 536	$ 19,633	$ 20,857	$ 183,792	$ 89,526

Net assets
Accumulation units	$ 536	$ 19,633	$ 20,857	$ 183,792	$ 89,526
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 536	$ 19,633	$ 20,857	$ 183,792	$ 89,526

Total number of mutual fund shares	22,080	815,338	581,637	13,464,583	6,260,587

Cost of mutual fund shares	$ 480	$ 16,947	$ 17,885	$ 196,960	$ 90,718

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Small	Voya Small		Voya MidCap	Voya MidCap
	Company	Company	Voya U.S. Bond Opportunities Opportunities
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 141,444	$ 168	$ 20,131	$ 266,926	$ 1,081
Total assets	141,444	168	20,131	266,926	1,081
Net assets	$ 141,444	$ 168	$ 20,131	$ 266,926	$ 1,081

Net assets
Accumulation units	$ 139,526	$ 168	$ 20,131	$ 266,926	$ 1,081
Contracts in payout (annuitization)	1,918	—	—	—	—
Total net assets	$ 141,444	$ 168	$ 20,131	$ 266,926	$ 1,081

Total number of mutual fund shares	8,300,678	10,195	1,846,870	19,175,700	83,590

Cost of mutual fund shares	$ 161,005	$ 189	$ 19,607	$ 257,854	$ 1,030

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Voya
	SmallCap	Voya SmallCap
Opportunities Opportunities
	Portfolio -	Portfolio -	Wanger
	Class I	Class S	International	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 64,232	$ 99	$ 40,999	$ 61,435	$ 95,744
Total assets	64,232	99	40,999	61,435	95,744
Net assets	$ 64,232	$ 99	$ 40,999	$ 61,435	$ 95,744

Net assets
Accumulation units	$ 64,232	$ 99	$ 40,999	$ 61,435	$ 95,744
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 64,232	$ 99	$ 40,999	$ 61,435	$ 95,744

Total number of mutual fund shares	2,837,094	4,809	1,576,895	3,358,922	4,301,156

Cost of mutual fund shares	$ 72,485	$ 106	$ 44,108	$ 65,823	$ 109,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Washington Mutual Investors Fund - Class R-3	Washington Mutual Investors Fund - Mutual Investors Fund - Class R-4	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Small Company Value Fund - Class A	Wells Fargo Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 1,149	$ 233,053	$ 7,076	$ 128	$ 118,289
Total assets	1,149	233,053	7,076	128	118,289
Net assets	$ 1,149	$ 233,053	$ 7,076	$ 128	$ 118,289

Net assets
Accumulation units	$ 1,149	$ 233,053	$ 7,076	$ 128	$ 118,289
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 1,149	$ 233,053	$ 7,076	$ 128	$ 118,289

Total number of mutual fund shares	24,090	4,869,482	131,689	4,538	3,358,582

Cost of mutual fund shares	$ 1,059	$ 185,923	$ 7,524	$ 118	$ 87,731

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		AB VPS	Aberdeen	Invesco Floating Rate Fund - Class R5	Invesco Oppenheimer Capital Appreciation Fund - Class A
		Growth and	International
	AB Relative Value Fund - Class A	Income	Equity Fund -
		Portfolio -	Institutional
		Class A	Class
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 8	$ 217	$ 19	$ —
Expenses:

Mortality and expense risk charges	1	8	—	3	1
Total expenses	1	8	—	3	1
Net investment income (loss)	1	—	217	16	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	3	252	(1)	2
Capital gains distributions	5	66	—	—	14
Total realized gain (loss) on investments
and capital gains distributions	5	69	252	(1)	16
Net unrealized appreciation
(depreciation) of investments	27	56	2,618	5	5
Net realized and unrealized gain (loss)
on investments	32	125	2,870	4	21
Net increase (decrease) in net assets
resulting from operations	$ 33	$ 125	$ 3,087	$ 20	$ 20

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

					Invesco
	Invesco	Invesco Mid		Invesco	Oppenheimer
	Oppenheimer	Cap Core	Invesco Small International International
	Main Street	Equity Fund -	Cap Growth	Growth Fund -	Growth Fund -
	Fund - Class A	Class A	Fund - Class A	Class R5	Class Y
Net investment income (loss)
Investment Income:
Dividends	$ 13	$ 10	$ —	$ 15	$ 8
Expenses:

Mortality and expense risk charges	13	36	1	5	7
Total expenses	13	36	1	5	7
Net investment income (loss)	—	(26)	(1)	10	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(21)	(95)	—	1	5
Capital gains distributions	112	663	9	55	—
Total realized gain (loss) on investments
and capital gains distributions	91	568	9	56	5
Net unrealized appreciation
(depreciation) of investments	221	220	12	75	142
Net realized and unrealized gain (loss)
on investments	312	788	21	131	147
Net increase (decrease) in net assets
resulting from operations	$ 312	$ 762	$ 20	$ 141	$ 148

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Invesco
	Oppenheimer			Invesco	Invesco
	International	Invesco	Invesco	Oppenheimer Oppenheimer
	Small-Mid	Endeavor Health Care		Developing	Developing
	Company	Fund -	Fund -	Markets Fund -	Markets Fund -
	Fund - Class Y	Class A	Investor Class	Class A	Class Y
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ —	$ —	$ 563	$ 252
Expenses:

Mortality and expense risk charges	7	—	1	2,441	209
Total expenses	7	—	1	2,441	209
Net investment income (loss)	(4)	—	(1)	(1,878)	43

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	—	6	11,125	1,598
Capital gains distributions	35	1	4	4,559	929
Total realized gain (loss) on investments
and capital gains distributions	46	1	10	15,684	2,527
Net unrealized appreciation
(depreciation) of investments	96	2	26	33,731	7,231
Net realized and unrealized gain (loss)
on investments	142	3	36	49,415	9,758
Net increase (decrease) in net assets
resulting from operations	$ 138	$ 3	$ 35	$ 47,537	$ 9,801

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Invesco				Invesco
	Oppenheimer		Invesco American Value Fund - Class R5	Invesco	Oppenheimer
	International Invesco High			Energy	Gold & Special
	Bond Fund -	Yield Fund -		Fund -	Minerals Fund -
	Class A	Class R5		Class R5	Class A
Net investment income (loss)
Investment Income:
Dividends	$ 5	$ 41	$ 3 $	1	$ —
Expenses:

Mortality and expense risk charges	1	8	11	—	—
Total expenses	1	8	11	—	—
Net investment income (loss)	4	33	(8)	1	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	(1)	—	(8)	1
Capital gains distributions	—	—	29	—	—
Total realized gain (loss) on investments
and capital gains distributions	(7)	(1)	29	(8)	1
Net unrealized appreciation
(depreciation) of investments	13	40	165	10	23
Net realized and unrealized gain (loss)
on investments	6	39	194	2	24
Net increase (decrease) in net assets
resulting from operations	$ 10	$ 72	$ 186 $	3	$ 24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Invesco		Invesco
		Oppenheimer		Oppenheimer	Invesco
	Invesco	V.I. Discovery	Invesco	V.I. Global Oppenheimer
	Small Cap	Mid Cap	Oppenheimer	Strategic	V.I. Main
	Value Fund -	Growth Fund -	V.I. Global	Income Fund -	Street Fund -
	Class A	Series I	Fund - Series I	Series I	Series I
Net investment income (loss)
Investment Income:
Dividends	$ —	$ —	$ 2	$ 4	$ 1
Expenses:

Mortality and expense risk charges	1	—	2	1	1
Total expenses	1	—	2	1	1
Net investment income (loss)	(1)	—	—	3	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	—	3	—	2
Capital gains distributions	1	2	38	—	9
Total realized gain (loss) on investments
and capital gains distributions	(12)	2	41	—	11
Net unrealized appreciation
(depreciation) of investments	30	3	29	6	4
Net realized and unrealized gain (loss)
on investments	18	5	70	6	15
Net increase (decrease) in net assets
resulting from operations	$ 17	$ 5	$ 70	$ 9	$ 15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Invesco			Alger
	Oppenheimer	Invesco V.I.		Responsible
	V.I. Main Street	American	Invesco V.I.	Investing	Alger Capital
	Small Cap Fund -	Franchise	Core Equity	Fund -	Appreciation
	Series I	Fund - Series I	Fund - Series I	Class A	Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 55	$ —	$ 280	$ —	$ —
Expenses:

Mortality and expense risk charges	236	315	314	70	1
Total expenses	236	315	314	70	1
Net investment income (loss)	(181)	(315)	(34)	(70)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(722)	1,946	1,687	282	4
Capital gains distributions	2,543	4,175	3,399	495	9
Total realized gain (loss) on investments
and capital gains distributions	1,821	6,121	5,086	777	13
Net unrealized appreciation
(depreciation) of investments	4,466	2,995	1,977	1,132	20
Net realized and unrealized gain (loss)
on investments	6,287	9,116	7,063	1,909	33
Net increase (decrease) in net assets
resulting from operations	$ 6,106	$ 8,801	$ 7,029	$ 1,839	$ 32

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		AllianzGI
		NFJ Large-
	AllianzGI	Cap Value	AllianzGI NFJ
	NFJ Dividend	Fund -	Small-Cap	Amana	Amana Income
	Value Fund -	Institutional	Value Fund -	Growth Fund -	Fund - Investor
	Class A	Class	Class A	Investor Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 5	$ —	$ —	$ 217	$ 881
Expenses:

Mortality and expense risk charges	2	—	1	545	691
Total expenses	2	—	1	545	691
Net investment income (loss)	3	—	(1)	(328)	190

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	—	(101)	2,120	3,495
Capital gains distributions	26	—	2	1,675	4,552
Total realized gain (loss) on investments
and capital gains distributions	37	—	(99)	3,795	8,047
Net unrealized appreciation
(depreciation) of investments	20	1	134	11,415	6,920
Net realized and unrealized gain (loss)
on investments	57	1	35	15,210	14,967
Net increase (decrease) in net assets
resulting from operations	$ 60	$ 1	$ 34	$ 14,882	$ 15,157

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		American
	American	Beacon Small	Inflation-
	Balanced	Cap Value Adjusted Bond		Income &	Fundamental
	Fund® -	Fund -	Fund -	Growth Fund -	InvestorsSM -
	Class R-3	Investor Class	Investor Class	A Class	Class R-3
Net investment income (loss)
Investment Income:
Dividends	$ 36	$ 4	$ 653	$ 197	$ 13
Expenses:

Mortality and expense risk charges	15	3	265	129	5
Total expenses	15	3	265	129	5
Net investment income (loss)	21	1	388	68	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	142	(12)	(197)	165	19
Capital gains distributions	43	3	—	218	61
Total realized gain (loss) on investments
and capital gains distributions	185	(9)	(197)	383	80
Net unrealized appreciation
(depreciation) of investments	197	81	1,628	1,693	148
Net realized and unrealized gain (loss)
on investments	382	72	1,431	2,076	228
Net increase (decrease) in net assets
resulting from operations	$ 403	$ 73	$ 1,819	$ 2,144	$ 236

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			AMG
		American	Managers	Ariel
	Fundamental	Mutual	Fairpointe Mid Appreciation
	InvestorsSM -	Fund® -	Cap Fund -	Fund -	Ariel Fund -
	Class R-4	Class R-4	Class N	Investor Class	Investor Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,708	$ 54	$ 198	$ 2	$ 85
Expenses:

Mortality and expense risk charges	1,017	27	214	2	104
Total expenses	1,017	27	214	2	104
Net investment income (loss)	691	27	(16)	—	(19)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,991	345	(1,016)	(40)	(333)
Capital gains distributions	6,724	74	1,328	11	502
Total realized gain (loss) on investments
and capital gains distributions	9,715	419	312	(29)	169
Net unrealized appreciation
(depreciation) of investments	15,184	432	2,913	107	1,908
Net realized and unrealized gain (loss)
on investments	24,899	851	3,225	78	2,077
Net increase (decrease) in net assets
resulting from operations	$ 25,590	$ 878	$ 3,209	$ 78	$ 2,058

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
		BlackRock Equity Dividend Fund - Investor A Shares
	Artisan				BlackRock Mid
	International				Cap Dividend
	Fund -				Fund -
	Investor				Institutional
	Shares				Shares
Net investment income (loss)
Investment Income:
Dividends	$ 97	$ 16	$ 34 $	81	$ 4
Expenses:

Mortality and expense risk charges	106	7	73	265		2
Total expenses	106	7	73	265		2
Net investment income (loss)	(9)	9	(39)	(184)		2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18	(2)	338	1,231		—
Capital gains distributions	466	101	246	960		6
Total realized gain (loss) on investments
and capital gains distributions	484	99	584	2,191		6
Net unrealized appreciation
(depreciation) of investments	2,078	97	927	3,627		48
Net realized and unrealized gain (loss)
on investments	2,562	196	1,511	5,818		54
Net increase (decrease) in net assets
resulting from operations	$ 2,553	$ 205	$ 1,472 $	5,634	$ 56

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

				Calvert US
				Large-Cap
	BlackRock Mid			Core		Capital
	Cap Dividend	Bond Fund of		Responsible	Calvert VP	Income
	Fund - Investor	America	-	Index Fund -	SRI Balanced	Builder® -
	A Shares	Class R-4		Class A	Portfolio	Class R-4
Net investment income (loss)
Investment Income:
Dividends	$ 189	$ 279		$ —	$ 777	$ 173
Expenses:

Mortality and expense risk charges	148		114	—	529	53
Total expenses	148		114	—	529	53
Net investment income (loss)	41		165	—	248	120

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(359)		8	—	2,098	12
Capital gains distributions	372		199	—	1,788	55
Total realized gain (loss) on investments
and capital gains distributions	13		207	—	3,886	67
Net unrealized appreciation
(depreciation) of investments	3,200		397	1	6,012	571
Net realized and unrealized gain (loss)
on investments	3,213		604	1	9,898	638
Net increase (decrease) in net assets
resulting from operations	$ 3,254	$ 769		$ 1	$ 10,146	$ 758

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Capital World Income Growth Fund &SM - Class R-3	Cohen & Steers Real Estate Fund, Securities Inc. - Class A	Steers Cohen Realty & Shares, Inc.	Acorn® Columbia Fund - Class A Shares	Columbia Acorn® Institutional Fund - Class

Net investment income (loss)
Investment Income:
Dividends	$ 9	$ 13	$ 244	$ —	$ —
Expenses:

Mortality and expense risk charges	3	5	95	1	—
Total expenses	3	5	95	1	—
Net investment income (loss)	6	8	149	(1)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	12	(296)	(10)	—
Capital gains distributions	5	32	1,258	9	1
Total realized gain (loss) on investments
and capital gains distributions	5	44	962	(1)	1
Net unrealized appreciation
(depreciation) of investments	120	2	1,226	15	1
Net realized and unrealized gain (loss)
on investments	125	46	2,188	14	2
Net increase (decrease) in net assets
resulting from operations	$ 131	$ 54	$ 2,337	$ 13	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

Columbia
	Columbia	Select Mid
	Select Mid	Cap Value			Delaware
	Cap Value	Fund -	CRM Mid Cap		Small Cap
	Fund - Class	Institutional	Value Fund -	Davis Financial	Value Fund -
	A Shares	Class	Investor Shares	Fund - Class Y	Class A
Net investment income (loss)
Investment Income:
Dividends	$ 59	$ —	$ —	$ 1	$ 26
Expenses:

Mortality and expense risk charges	59	—	2	1	21
Total expenses	59	—	2	1	21
Net investment income (loss)	—	—	(2)	—	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,947)	—	(19)	(1)	(34)
Capital gains distributions	150	—	3	4	90
Total realized gain (loss) on investments
and capital gains distributions	(1,797)	—	(16)	3	56
Net unrealized appreciation
(depreciation) of investments	3,684	1	77	10	624
Net realized and unrealized gain (loss)
on investments	1,887	1	61	13	680
Net increase (decrease) in net assets
resulting from operations	$ 1,887	$ 1	$ 59	$ 13	$ 685

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

				DFA
				Emerging	DFA Inflation-
	Delaware Smid			Markets Core	Protected
	Cap Growth			Equity	Securities
	Fund -	DWS Small	DWS Equity	Portfolio -	Portfolio -
	Institutional	Cap Growth	500 Index	Institutional Institutional
	Class	Fund - Class S	Fund - Class S	Class Shares	Class Shares
Net investment income (loss)
Investment Income:
Dividends	$ —	$ —	$ 13	$ 61	$ 23
Expenses:

Mortality and expense risk charges	—	—	8	—	—
Total expenses	—	—	8	—	—
Net investment income (loss)	—	—	5	61	23

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	88	(1)	(9)	47	(2)
Capital gains distributions	499	—	92	—	1
Total realized gain (loss) on investments
and capital gains distributions	587	(1)	83	47	(1)
Net unrealized appreciation
(depreciation) of investments	3,568	4	104	234	67
Net realized and unrealized gain (loss)
on investments	4,155	3	187	281	66
Net increase (decrease) in net assets
resulting from operations	$ 4,155	$ 3	$ 192	$ 342	$ 89

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	DFA U.S.			Eaton Vance
	Targeted Value			Large-Cap
	Portfolio -	Dodge & Cox		Value Fund -	EuroPacific
	Institutional	International	Dodge & Cox	Class R	Growth Fund® -
	Class Shares	Stock Fund	Stock Fund	Shares	Class R-3
Net investment income (loss)
Investment Income:
Dividends	$ 226	$ 6	$ 2	$ —	$ 21
Expenses:

Mortality and expense risk charges	—	2	2	—	18
Total expenses	—	2	2	—	18
Net investment income (loss)	226	4	—	—	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	237	1	11	—	88
Capital gains distributions	424	—	11	—	48
Total realized gain (loss) on investments
and capital gains distributions	661	1	22	—	136
Net unrealized appreciation
(depreciation) of investments	2,074	22	6	—	606
Net realized and unrealized gain (loss)
on investments	2,735	23	28	—	742
Net increase (decrease) in net assets
resulting from operations	$ 2,961	$ 27	$ 28	$ —	$ 745

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Federated		Fidelity®
		International	Fidelity	VIP	Fidelity® VIP
	EuroPacific	Leaders Fund - Advisor® Contrafund®			Index 500
	Growth Fund® -	Institutional	New Insights	Portfolio -	Portfolio -
	Class R-4	Shares	Fund - Class I	Initial Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 3,273	$ —	$ 12	$ 5,560	$ 5,677
Expenses:

Mortality and expense risk charges	2,578	—	38	11,688	3,222
Total expenses	2,578	—	38	11,688	3,222
Net investment income (loss)	695	—	(26)	(6,128)	2,455

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13,621	—	26	23,723	7,382
Capital gains distributions	5,452	—	206	137,195	4,157
Total realized gain (loss) on investments
and capital gains distributions	19,073	—	232	160,918	11,539
Net unrealized appreciation
(depreciation) of investments	48,100	1	514	162,468	59,139
Net realized and unrealized gain (loss)
on investments	67,173	1	746	323,386	70,678
Net increase (decrease) in net assets
resulting from operations	$ 67,868	$ 1	$ 720	$ 317,258	$ 73,133

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Fidelity® VIP
	Asset	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Manager	Equity-Income	Growth	High Income	Overseas
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 278	$ 4,724	$ 933	$ 434	$ 461
Expenses:

Mortality and expense risk charges	185	2,419	3,530	98	266
Total expenses	185	2,419	3,530	98	266
Net investment income (loss)	93	2,305	(2,597)	336	195

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	7,275	22,247	(118)	1,018
Capital gains distributions	645	15,126	21,886	—	954
Total realized gain (loss) on investments
and capital gains distributions	672	22,401	44,133	(118)	1,972
Net unrealized appreciation
(depreciation) of investments	1,628	29,584	58,967	839	4,055
Net realized and unrealized gain (loss)
on investments	2,300	51,985	103,100	721	6,027
Net increase (decrease) in net assets
resulting from operations	$ 2,393	$ 54,290	$ 100,503	$ 1,057	$ 6,222

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			Franklin
		Franklin	Natural
		Biotechnology Resources		Franklin
	Franklin Mutual	Discovery	Fund -	Small-Mid Franklin Small
	Global Discovery	Fund -	Advisor	Cap Growth	Cap Value VIP
	Fund - Class R	Advisor Class	Class	Fund - Class A	Fund - Class 2
Net investment income (loss)
Investment Income:
Dividends	$ 18	$ — $	—	$ —	$ 1,093
Expenses:

Mortality and expense risk charges	7	3	—	3	984
Total expenses	7	3	—	3	984
Net investment income (loss)	11	(3)	—	(3)	109

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(50)	11	—	1	(603)
Capital gains distributions	56	27	—	57	17,416
Total realized gain (loss) on investments
and capital gains distributions	6	38	—	58	16,813
Net unrealized appreciation
(depreciation) of investments	248	54	1	30	6,205
Net realized and unrealized gain (loss)
on investments	254	92	1	88	23,018
Net increase (decrease) in net assets
resulting from operations	$ 265	$ 89 $	1	$ 85	$ 23,127

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Goldman				The
	Sachs				Hartford
	Growth				Dividend
	Opportunities			The Hartford	And
	Fund -	Growth Fund Growth Fund		Capital	Growth
	Investor	of America® -	of America® -	Appreciation	Fund -
	Shares	Class R-3	Class R-4	Fund - Class R4	Class R4
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 29	$ 3,011	$ —	$ —
Expenses:

Mortality and expense risk charges	—	62	4,337	—	—
Total expenses	—	62	4,337	—	—
Net investment income (loss)	—	(33)	(1,326)	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	554	26,684	—	—
Capital gains distributions	10	503	28,174	—	—
Total realized gain (loss) on investments
and capital gains distributions	9	1,057	54,858	—	—
Net unrealized appreciation
(depreciation) of investments	(1)	1,272	50,669	—	2
Net realized and unrealized gain (loss)
on investments	8	2,329	105,527	—	2
Net increase (decrease) in net assets
resulting from operations	$ 8	$ 2,296	$ 104,201	$ —	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

				Janus	Janus
				Henderson Henderson
	The Hartford			Balanced	Enterprise
	International	Income Fund	Ivy Science and	Portfolio -	Portfolio -
	Opportunities of America® -		Technology	Institutional Institutional
	Fund - Class R4	Class R-3	Fund - Class Y	Shares	Shares
Net investment income (loss)
Investment Income:
Dividends	$ 19	$ 26	$ —	$ 3	$ 1
Expenses:

Mortality and expense risk charges	17	6	172	2	4
Total expenses	17	6	172	2	4
Net investment income (loss)	2	20	(172)	1	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(45)	31	346	5	10
Capital gains distributions	—	17	2,062	4	18
Total realized gain (loss) on investments
and capital gains distributions	(45)	48	2,408	9	28
Net unrealized appreciation
(depreciation) of investments	387	78	3,917	19	63
Net realized and unrealized gain (loss)
on investments	342	126	6,325	28	91
Net increase (decrease) in net assets
resulting from operations	$ 344	$ 146	$ 6,153	$ 29	$ 88

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Janus
	Janus	Henderson	Janus
	Henderson	Global	Henderson
	Flexible Bond	Research	Research	JPMorgan	JPMorgan
	Portfolio -	Portfolio -	Portfolio -	Equity Income	Government
	Institutional	Institutional	Institutional	Fund - Class I	Bond Fund -
	Shares	Shares	Shares	Shares	Class I Shares
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 1	$ —	$ 44	$ 53
Expenses:

Mortality and expense risk charges	—	1	1	22	17
Total expenses	—	1	1	22	17
Net investment income (loss)	—	—	(1)	22	36

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	1	8	38	61
Capital gains distributions	—	5	6	34	—
Total realized gain (loss) on investments
and capital gains distributions	—	6	14	72	61
Net unrealized appreciation
(depreciation) of investments	1	13	5	397	(10)
Net realized and unrealized gain (loss)
on investments	1	19	19	469	51
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 19	$ 18	$ 491	$ 87

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Lazard					Loomis Sayles
	International	ClearBridge	LKCM		Loomis Sayles Limited Term
	Equity	Aggressive	Aquinas		Small Cap	Government
	Portfolio -	Growth Fund -	Catholic		Value Fund -	and Agency
	Open Shares	Class I	Equity Fund		Retail Class	Fund - Class Y
Net investment income (loss)
Investment Income:
Dividends	$ 17	$ 2	$ —		$ 15	$ 11
Expenses:

Mortality and expense risk charges	9	4		—	105	5
Total expenses	9	4		—	105	5
Net investment income (loss)	8	(2)		—	(90)	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	(14)		—	(553)	(3)
Capital gains distributions	—	39		4	863	—
Total realized gain (loss) on investments
and capital gains distributions	(9)	25		4	310	(3)
Net unrealized appreciation
(depreciation) of investments	149	62		5	2,075	8
Net realized and unrealized gain (loss)
on investments	140	87		9	2,385	5
Net increase (decrease) in net assets
resulting from operations	$ 148	$ 85	$ 9		$ 2,295	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett
	Developing	Core Fixed	Short Duration	Mid Cap	Small Cap
	Growth Fund -	Income Fund -	Income Fund -	Stock Fund -	Value Fund -
	Class A	Class A	Class R4	Class A	Class A
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 1	$ 236	$ 8	$ 1
Expenses:

Mortality and expense risk charges	1	—	66	7	4
Total expenses	1	—	66	7	4
Net investment income (loss)	(1)	1	170	1	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	—	(32)	39	(222)
Capital gains distributions	22	—	—	21	56
Total realized gain (loss) on investments
and capital gains distributions	26	—	(32)	60	(166)
Net unrealized appreciation
(depreciation) of investments	7	1	137	113	293
Net realized and unrealized gain (loss)
on investments	33	1	105	173	127
Net increase (decrease) in net assets
resulting from operations	$ 32	$ 2	$ 275	$ 174	$ 124

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Lord Abbett
		Series Fund			Metropolitan
	Lord Abbett	Mid Cap		Massachusetts	West Total
	Fundamental	Stock	Mainstay Large	Investors	Return Bond
	Equity Fund -	Portfolio -	Cap Growth	Growth Stock	Fund - Class I
	Class A	Class VC	Fund - Class R3	Fund - Class A	Shares
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 603	$ —	$ —	$ 643
Expenses:

Mortality and expense risk charges	1	654	—	1	—
Total expenses	1	654	—	1	—
Net investment income (loss)	1	(51)	—	(1)	643

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	4,262	—	2	2
Capital gains distributions	11	1,130	—	7	213
Total realized gain (loss) on investments
and capital gains distributions	7	5,392	—	9	215
Net unrealized appreciation
(depreciation) of investments	26	7,416	—	21	1,096
Net realized and unrealized gain (loss)
on investments	33	12,808	—	30	1,311
Net increase (decrease) in net assets
resulting from operations	$ 34	$ 12,757	$ —	$ 29	$ 1,954

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

					Neuberger
	Metropolitan				Berman
	West Total	MFS®	MFS® New	Neuberger	Sustainable
	Return Bond	International	Discovery	Berman Genesis	Equity Fund -
	Fund - Class	Intrinsic Value	Fund -	Fund - Trust	Institutional
	M Shares	Fund - Class R3	Class R3	Class Shares	Class Shares
Net investment income (loss)
Investment Income:
Dividends	$ 593	$ 9	$ —	$ —	$ 27
Expenses:

Mortality and expense risk charges	194	10	2	4	—
Total expenses	194	10	2	4	—
Net investment income (loss)	399	(1)	(2)	(4)	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(49)	7	(6)	2	37
Capital gains distributions	209	33	21	28	290
Total realized gain (loss) on investments
and capital gains distributions	160	40	15	30	327
Net unrealized appreciation
(depreciation) of investments	1,186	143	48	82	361
Net realized and unrealized gain (loss)
on investments	1,346	183	63	112	688
Net increase (decrease) in net assets
resulting from operations	$ 1,745	$ 182	$ 61	$ 108	$ 715

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Neuberger
	Berman
	Sustainable	New	New
	Equity Fund -	Perspective	Perspective	New World	Nuveen Global
	Trust Class	Fund® -	Fund® -	Fund® -	Infrastructure
	Shares	Class R-3	Class R-4	Class R-4	Fund - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 65	$ 8	$ 2,282	$ 8	$ 52
Expenses:

Mortality and expense risk charges	132	7	1,751	6	24
Total expenses	132	7	1,751	6	24
Net investment income (loss)	(67)	1	531	2	28

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(142)	162	4,590	32	8
Capital gains distributions	1,095	32	6,226	19	108
Total realized gain (loss) on investments
and capital gains distributions	953	194	10,816	51	116
Net unrealized appreciation
(depreciation) of investments	2,005	209	41,261	138	355
Net realized and unrealized gain (loss)
on investments	2,958	403	52,077	189	471
Net increase (decrease) in net assets
resulting from operations	$ 2,891	$ 404	$ 52,608	$ 191	$ 499

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Parnassus	Pax			Pioneer
	Core	Sustainable		PIMCO VIT	Equity
	Equity	Allocation	PIMCO	Real Return	Income
	FundSM -	Fund -	CommodityRealReturn	Portfolio -	Fund -
	Investor	Investor	Strategy Fund® -	Administrative Class Y
	Shares	Class	Administrative Class	Class	Shares
Net investment income (loss)
Investment Income:
Dividends	$ 273	$ 605	$ 58	$ 1,176 $	238
Expenses:

Mortality and expense risk charges	277	404	15	584	90
Total expenses	277	404	15	584	90
Net investment income (loss)	(4)	201	43	592	148

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	729	178	(73)	(1,582)	27
Capital gains distributions	2,711	2,877	—	—	251
Total realized gain (loss) on investments
and capital gains distributions	3,440	3,055	(73)	(1,582)	278
Net unrealized appreciation
(depreciation) of investments	5,688	3,564	183	6,144	2,189
Net realized and unrealized gain (loss)
on investments	9,128	6,619	110	4,562	2,467
Net increase (decrease) in net assets
resulting from operations	$ 9,124	$ 6,820	$ 153	$ 5,154 $	2,615

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Pioneer	Pioneer Equity	Pioneer High	PGIM
	Pioneer High	Strategic	Income VCT	Yield VCT	Jennison
	Yield Fund -	Income Fund -	Portfolio -	Portfolio -	Utility Fund -
	Class A Shares	Class A Shares	Class I	Class I	Class Z
Net investment income (loss)
Investment Income:
Dividends	$ 38	$ 18	$ —	$ 744	$ 3
Expenses:

Mortality and expense risk charges	5	5	—	153		2
Total expenses	5	5	—	153		2
Net investment income (loss)	33	13	—	591		1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	—	—	(351)		3
Capital gains distributions	—	—	—	—		7
Total realized gain (loss) on investments
and capital gains distributions	(4)	—	—	(351)		10
Net unrealized appreciation
(depreciation) of investments	65	41	—	1,649		23
Net realized and unrealized gain (loss)
on investments	61	41	—	1,298		33
Net increase (decrease) in net assets
resulting from operations	$ 94	$ 54	$ —	$ 1,889	$ 34

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Columbia				T. Rowe Price
	Large Cap	Royce Total	Ave Maria	SMALLCAP Institutional
	Value Fund -	Return Fund -	Rising	World Fund® -	Large-Cap
	Advisor Class	Service Class	Dividend Fund	Class R-4	Growth Fund
Net investment income (loss)
Investment Income:
Dividends	$ 173	$ —	$ 68	$ —	$ 166
Expenses:

Mortality and expense risk charges	89	—	56	239	—
Total expenses	89	—	56	239	—
Net investment income (loss)	84	—	12	(239)	166

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(103)	—	50	192	965
Capital gains distributions	448	—	375	1,121	1,496
Total realized gain (loss) on investments
and capital gains distributions	345	—	425	1,313	2,461
Net unrealized appreciation
(depreciation) of investments	1,998	—	812	5,010	6,321
Net realized and unrealized gain (loss)
on investments	2,343	—	1,237	6,323	8,782
Net increase (decrease) in net assets
resulting from operations	$ 2,427	$ —	$ 1,249	$ 6,084	$ 8,948

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	T. Rowe Price				Templeton
	Mid-Cap	T. Rowe Price	TCW Total	Templeton	Global Bond
	Value Fund -	Value Fund -	Return Bond	Foreign Fund -	Fund -
	R Class	Advisor Class	Fund - Class N	Class A	Advisor Class
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 7	$ 279	$ 11	$ 1,458
Expenses:

Mortality and expense risk charges	2	5	75	3	106
Total expenses	2	5	75	3	106
Net investment income (loss)	—	2	204	8	1,352

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(39)	1	(52)	(8)	(823)
Capital gains distributions	6	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(33)	1	(52)	(8)	(823)
Net unrealized appreciation
(depreciation) of investments	124	96	253	33	(407)
Net realized and unrealized gain (loss)
on investments	91	97	201	25	(1,230)
Net increase (decrease) in net assets
resulting from operations	$ 91	$ 99	$ 405	$ 33	$ 122

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

					USAA
					Precious
		Third Avenue			Metals and
		Real Estate	Thornburg	Touchstone	Minerals
	Templeton	Value Fund -	International	Value Fund -	Fund -
	Global Bond	Institutional	Value Fund - Institutional		Adviser
	Fund - Class A	Class	Class R4	Class	Shares
Net investment income (loss)
Investment Income:
Dividends	$ 6,458	$ 1	$ —	$ 276	$ —
Expenses:

Mortality and expense risk charges	1,036	—	—	—	159
Total expenses	1,036	—	—	—	159
Net investment income (loss)	5,422	1	—	276	(159)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,455)	(3)	—	126	218
Capital gains distributions	—	8	—	818	—
Total realized gain (loss) on investments
and capital gains distributions	(3,455)	5	—	944	218
Net unrealized appreciation
(depreciation) of investments	(2,037)	3	1	2,128	5,349
Net realized and unrealized gain (loss)
on investments	(5,492)	8	1	3,072	5,567
Net increase (decrease) in net assets
resulting from operations	$ (70) $	9	$ 1	$ 3,348	$ 5,408

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			Vanguard®
	Vanguard®	Vanguard®	Total	Vanguard®
	Total Bond	Total Bond	International	Total
	Market Index	Market Index	Stock Index	International
	Fund -	Fund -	Fund -	Stock Index	Diversified
	Admiral™	Investor	Admiral™ Fund - Investor		Value
	Shares	Shares	Shares	Shares	Portfolio
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ —	$ —	$ —	$ 4
Expenses:

Mortality and expense risk charges	—	—	—	—	1
Total expenses	—	—	—	—	1
Net investment income (loss)	1	—	—	—	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	—	—	10
Capital gains distributions	—	—	—	—	7
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	—	17
Net unrealized appreciation
(depreciation) of investments	—	—	1	—	5
Net realized and unrealized gain (loss)
on investments	—	—	1	—	22
Net increase (decrease) in net assets
resulting from operations	$ 1	$ —	$ 1	$ —	$ 25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

						Victory
				Victory	Victory	Sycamore
		Small		Integrity	Sycamore	Small
		Company		Small-Cap	Established	Company
	Equity Income	Growth		Value Fund -	Value Fund -	Opportunity
	Portfolio	Portfolio		Class Y	Class A	Fund - Class R
Net investment income (loss)
Investment Income:
Dividends	$ 5	$ —		$ 1	$ 62	$ —
Expenses:

Mortality and expense risk charges	2		1	3	61		—
Total expenses	2		1	3	61		—
Net investment income (loss)	3		(1)	(2)	1		—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1		1	(67)	69		—
Capital gains distributions	11		6	1	294		—
Total realized gain (loss) on investments
and capital gains distributions	12		7	(66)	363		—
Net unrealized appreciation
(depreciation) of investments	23		6	149	860		2
Net realized and unrealized gain (loss)
on investments	35		13	83	1,223		2
Net increase (decrease) in net assets
resulting from operations	$ 38	$ 12		$ 81	$ 1,224	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Voya Balanced	Voya Large	Voya Real	Voya Floating	Voya GNMA
	Portfolio -	Cap Value	Estate Fund -	Rate Fund -	Income Fund -
	Class I	Fund - Class A	Class A	Class A	Class A
Net investment income (loss)
Investment Income:
Dividends	$ 5,243	$ 1	$ 22	$ 157	$ 70
Expenses:

Mortality and expense risk charges	2,372	—	5	25	25
Total expenses	2,372	—	5	25	25
Net investment income (loss)	2,871	1	17	132	45

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,430	(2)	(170)	(23)	(19)
Capital gains distributions	8,771	4	92	—	—
Total realized gain (loss) on investments
and capital gains distributions	14,201	2	(78)	(23)	(19)
Net unrealized appreciation
(depreciation) of investments	18,495	12	235	37	85
Net realized and unrealized gain (loss)
on investments	32,696	14	157	14	66
Net increase (decrease) in net assets
resulting from operations	$ 35,567	$ 15	$ 174	$ 146	$ 111

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			Voya
	Voya	Voya	Intermediate Voya Global		Voya High
	Intermediate	Intermediate	Bond	Perspectives®	Yield
	Bond Fund -	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class I	Class S	Class I	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 27	$ 13,950	$ 67	$ 77	$ 1
Expenses:

Mortality and expense risk charges	5	3,681	8	21	—
Total expenses	5	3,681	8	21	—
Net investment income (loss)	22	10,269	59	56	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	969	(4)	34	(1)
Capital gains distributions	1	502	3	89	—
Total realized gain (loss) on investments
and capital gains distributions	5	1,471	(1)	123	(1)
Net unrealized appreciation
(depreciation) of investments	46	22,731	127	166	5
Net realized and unrealized gain (loss)
on investments	51	24,202	126	289	4
Net increase (decrease) in net assets
resulting from operations	$ 73	$ 34,471	$ 185	$ 345	$ 5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

				Voya Large
	Voya High		Voya Large	Cap Growth	Voya Large
	Yield Portfolio -	Voya High	Cap Growth	Portfolio -	Cap Growth
	Institutional	Yield Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class Adviser Class		Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 3,315	$ 729	$ —	$ 3,651	$ 24
Expenses:

Mortality and expense risk charges	442	137	—	4,824	42
Total expenses	442	137	—	4,824	42
Net investment income (loss)	2,873	592	—	(1,173)	(18)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(578)	(596)	—	10,532	222
Capital gains distributions	—	—	14	87,548	945
Total realized gain (loss) on investments
and capital gains distributions	(578)	(596)	14	98,080	1,167
Net unrealized appreciation
(depreciation) of investments	4,705	2,094	9	51,450	1,194
Net realized and unrealized gain (loss)
on investments	4,127	1,498	23	149,530	2,361
Net increase (decrease) in net assets
resulting from operations	$ 7,000	$ 2,090	$ 23	$ 148,357	$ 2,343

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Voya Large		Voya Limited
	Voya Large	Cap Value	Voya Large	Maturity	Voya U.S. Stock
	Cap Value	Portfolio -	Cap Value	Bond	Index Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Adviser Class	Class	Service Class Adviser Class		Class
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 6,068	$ 23	$ —	$ 578
Expenses:

Mortality and expense risk charges	—	2,816	9	—	190
Total expenses	—	2,816	9	—	190
Net investment income (loss)	—	3,252	14	—	388

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	8,295	(8)	—	150
Capital gains distributions	1	20,176	99	—	1,900
Total realized gain (loss) on investments
and capital gains distributions	1	28,471	91	—	2,050
Net unrealized appreciation
(depreciation) of investments	2	29,787	179	—	6,427
Net realized and unrealized gain (loss)
on investments	3	58,258	270	—	8,477
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 61,510	$ 284	$ —	$ 8,865

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY®
	BlackRock	VY® Clarion
	Inflation	Global Real		VY® Clarion
	Protected	Estate	VY® Clarion	Real Estate	VY® Clarion
	Bond	Portfolio -	Real Estate	Portfolio -	Real Estate
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Adviser Class	Class	Adviser Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 2,066	$ 1	$ 36	$ 880
Expenses:

Mortality and expense risk charges	—	604	—	15	392
Total expenses	—	604	—	15	392
Net investment income (loss)	—	1,462	1	21	488

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	1,300	—	74	1,593
Capital gains distributions	—	—	—	8	204
Total realized gain (loss) on investments
and capital gains distributions	—	1,300	—	82	1,797
Net unrealized appreciation
(depreciation) of investments	1	12,144	9	268	7,595
Net realized and unrealized gain (loss)
on investments	1	13,444	9	350	9,392
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 14,906	$ 10	$ 371	$ 9,880

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

					VY®
					JPMorgan	VY®
	VY® Invesco		VY®		Emerging	JPMorgan
	Growth and VY® Invesco		JPMorgan		Markets	Emerging
	Income	Growth and	Emerging		Equity	Markets
	Portfolio -	Income	Markets Equity		Portfolio -	Equity
	Institutional	Portfolio -	Portfolio -		Institutional	Portfolio -
	Class	Service Class Adviser Class			Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 780	$ 659	$ —		$ 18	$ 3
Expenses:

Mortality and expense risk charges	129	255		1	151	236
Total expenses	129	255		1	151	236
Net investment income (loss)	651	404		(1)	(133)	(233)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,842)	(1,598)		1	225	267
Capital gains distributions	3,376	3,207		11	736	1,301
Total realized gain (loss) on investments
and capital gains distributions	1,534	1,609		12	961	1,568
Net unrealized appreciation
(depreciation) of investments	4,130	3,817		35	2,560	4,768
Net realized and unrealized gain (loss)
on investments	5,664	5,426		47	3,521	6,336
Net increase (decrease) in net assets
resulting from operations	$ 6,315	$ 5,830	$ 46		$ 3,388	$ 6,103

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		VY®
	VY®	JPMorgan	VY®
	JPMorgan	Small Cap	JPMorgan	VY® Morgan	VY® T. Rowe
	Small Cap	Core Equity	Small Cap	Stanley Global	Price Capital
	Core Equity	Portfolio -	Core Equity	Franchise	Appreciation
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Adviser Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 552	$ 236	$ —	$ 4
Expenses:

Mortality and expense risk charges	—	214	349	—	1
Total expenses	—	214	349	—	1
Net investment income (loss)	—	338	(113)	—	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	(479)	(296)	—	—
Capital gains distributions	3	12,296	9,414	—	18
Total realized gain (loss) on investments
and capital gains distributions	—	11,817	9,118	—	18
Net unrealized appreciation
(depreciation) of investments	6	(1,383)	(1,264)	—	48
Net realized and unrealized gain (loss)
on investments	6	10,434	7,854	—	66
Net increase (decrease) in net assets
resulting from operations	$ 6	$ 10,772	$ 7,741	$ —	$ 69

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY® T. Rowe
	Price Capital	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe
	Appreciation Price Capital Price Price Equity				Price
	Portfolio -	Appreciation	Income	Income	International
	Institutional	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -
	Class	Service Class	Adviser Class	Service Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 6,932	$ 14,145	$ 20	$ 2,467	$ —
Expenses:

Mortality and expense risk charges	1,739	8,852	3	739	—
Total expenses	1,739	8,852	3	739	—
Net investment income (loss)	5,193	5,293	17	1,728	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,846	8,775	(31)	14	5
Capital gains distributions	19,719	48,006	241	25,763	5
Total realized gain (loss) on investments
and capital gains distributions	22,565	56,781	210	25,777	10
Net unrealized appreciation
(depreciation) of investments	53,272	127,178	(26)	(5,327)	12
Net realized and unrealized gain (loss)
on investments	75,837	183,959	184	20,450	22
Net increase (decrease) in net assets
resulting from operations	$ 81,030	$ 189,252	$ 201	$ 22,178	$ 22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		VY®	VY®	Voya
	VY® T. Rowe	Templeton	Templeton Government
	Price	Global Growth	Global	Money
	International	Portfolio -	Growth	Market	Voya Global
	Stock Portfolio -	Institutional	Portfolio -	Portfolio -	Real Estate
	Service Class	Class	Service Class	Class I	Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 56	$ 23 $	139 $	4,503	$ 3
Expenses:

Mortality and expense risk charges	76	3	27	1,556	—
Total expenses	76	3	27	1,556	—
Net investment income (loss)	(20)	20	112	2,947	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	169	(177)	(1,456)	—	(2)
Capital gains distributions	467	76	513	179	8
Total realized gain (loss) on investments
and capital gains distributions	636	(101)	(943)	179	6
Net unrealized appreciation
(depreciation) of investments	1,184	74	811	—	3
Net realized and unrealized gain (loss)
on investments	1,820	(27)	(132)	179	9
Net increase (decrease) in net assets
resulting from operations	$ 1,800	$ (7) $	(20) $	3,126	$ 12

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Voya Multi-	Voya Multi-
	Manager	Manager	Voya Global Voya Global
	International International		Bond	Bond	Voya Global
	Small Cap	Small Cap	Portfolio -	Portfolio -	Bond Portfolio -
	Fund - Class A	Fund - Class I	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 5	$ 32	$ 7	$ 2,018	$ 11
Expenses:

Mortality and expense risk charges	1	14	1	652	3
Total expenses	1	14	1	652	3
Net investment income (loss)	4	18	6	1,366	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	(185)	—	(619)	2
Capital gains distributions	—	—	5	1,183	8
Total realized gain (loss) on investments
and capital gains distributions	8	(185)	5	564	10
Net unrealized appreciation
(depreciation) of investments	43	456	9	2,718	8
Net realized and unrealized gain (loss)
on investments	51	271	14	3,282	18
Net increase (decrease) in net assets
resulting from operations	$ 55	$ 289	$ 20	$ 4,648	$ 26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Voya Index
	Voya Index	Solution 2025	Voya Index	Voya Index	Voya Index
	Solution 2025	Portfolio -	Solution 2025	Solution 2035	Solution 2035
	Portfolio -	Service 2	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Class	Service Class	Initial Class	Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$ 206	$ 44	$ 94	$ 295	$ 27
Expenses:

Mortality and expense risk charges	122	19	45	183	13
Total expenses	122	19	45	183	13
Net investment income (loss)	84	25	49	112	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	68	73	22	(239)	27
Capital gains distributions	369	97	195	614	74
Total realized gain (loss) on investments
and capital gains distributions	437	170	217	375	101
Net unrealized appreciation
(depreciation) of investments	1,278	166	560	2,611	222
Net realized and unrealized gain (loss)
on investments	1,715	336	777	2,986	323
Net increase (decrease) in net assets
resulting from operations	$ 1,799	$ 361	$ 826	$ 3,098	$ 337

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			Voya Index
	Voya Index	Voya Index	Solution 2045	Voya Index	Voya Index
	Solution 2035	Solution 2045	Portfolio -	Solution 2045	Solution 2055
	Portfolio -	Portfolio -	Service 2	Portfolio -	Portfolio -
	Service Class	Initial Class	Class	Service Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 124	$ 249	$ 35	$ 67	$ 85
Expenses:

Mortality and expense risk charges	64	170	14	36	63
Total expenses	64	170	14	36	63
Net investment income (loss)	60	79	21	31	22

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(25)	38	35	(15)	206
Capital gains distributions	300	628	113	199	215
Total realized gain (loss) on investments
and capital gains distributions	275	666	148	184	421
Net unrealized appreciation
(depreciation) of investments	1,092	2,395	310	708	782
Net realized and unrealized gain (loss)
on investments	1,367	3,061	458	892	1,203
Net increase (decrease) in net assets
resulting from operations	$ 1,427	$ 3,140	$ 479	$ 923	$ 1,225

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			Voya Index	Voya Index	Voya Index
	Voya Index	Voya Index	Solution	Solution	Solution
	Solution 2055 Solution 2055		Income	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Initial Class	Service 2 Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 18	$ 35	$ 73	$ 17	$ 21
Expenses:

Mortality and expense risk charges	8	25	38	8	8
Total expenses	8	25	38	8	8
Net investment income (loss)	10	10	35	9	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	37	76	18	11
Capital gains distributions	58	104	46	13	15
Total realized gain (loss) on investments
and capital gains distributions	83	141	122	31	26
Net unrealized appreciation
(depreciation) of investments	205	436	224	59	76
Net realized and unrealized gain (loss)
on investments	288	577	346	90	102
Net increase (decrease) in net assets
resulting from operations	$ 298	$ 587	$ 381	$ 99	$ 115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Voya	Voya	Voya
	International International International
	High Dividend	High Dividend	High Dividend		Voya
	Low Volatility	Low Volatility	Low Volatility	Voya Solution	Solution 2025
	Portfolio -	Portfolio -	Portfolio -	2025 Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ 1,534	$ 1	$ 9	$ 255
Expenses:

Mortality and expense risk charges	1	700	—	2	83
Total expenses	1	700	—	2	83
Net investment income (loss)	2	834	1	7	172

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	981	(4)	5	12
Capital gains distributions	16	5,844	4	26	554
Total realized gain (loss) on investments
and capital gains distributions	20	6,825	—	31	566
Net unrealized appreciation
(depreciation) of investments	6	2,704	9	35	834
Net realized and unrealized gain (loss)
on investments	26	9,529	9	66	1,400
Net increase (decrease) in net assets
resulting from operations	$ 28	$ 10,363	$ 10	$ 73	$ 1,572

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

					Voya
				Voya	Solution 2035
	Voya Solution	Voya Solution	Voya Solution	Solution 2035	Portfolio -
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	Portfolio -	Service 2
	Service 2 Class	Service Class	Adviser Class	Initial Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 131	$ 2,991	$ 9	$ 244	$ 219
Expenses:

Mortality and expense risk charges	43	1,181	2	78	78
Total expenses	43	1,181	2	78	78
Net investment income (loss)	88	1,810	7	166	141

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	100	(553)	1	(21)	(424)
Capital gains distributions	362	7,284	34	742	830
Total realized gain (loss) on investments
and capital gains distributions	462	6,731	35	721	406
Net unrealized appreciation
(depreciation) of investments	660	11,821	41	868	1,613
Net realized and unrealized gain (loss)
on investments	1,122	18,552	76	1,589	2,019
Net increase (decrease) in net assets
resulting from operations	$ 1,210	$ 20,362	$ 83	$ 1,755	$ 2,160

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

				Voya
				Solution 2045	Voya
	Voya Solution	Voya Solution	Voya Solution	Portfolio -	Solution 2045
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Service 2	Portfolio -
	Service Class	Adviser Class	Initial Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 3,213	—	$ 170	$ 76	$ 2,071
Expenses:

Mortality and expense risk charges	1,325	—	56	36	973
Total expenses	1,325	—	56	36	973
Net investment income (loss)	1,888	—	114	40	1,098

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(315)	—	14	84	(2,020)
Capital gains distributions	10,975	2	696	417	9,686
Total realized gain (loss) on investments
and capital gains distributions	10,660	2	710	501	7,666
Net unrealized appreciation
(depreciation) of investments	14,608	2	697	538	12,571
Net realized and unrealized gain (loss)
on investments	25,268	4	1,407	1,039	20,237
Net increase (decrease) in net assets
resulting from operations	$ 27,156	$ 4	$ 1,521	$ 1,079	$ 21,335

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Voya			Voya Solution	Voya Solution
	Solution 2055 Voya Solution Voya Solution			Balanced	Income
	Portfolio -	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service 2 Class	Service Class	Service Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 57	$ 19	$ 452	$ 121	$ 22
Expenses:

Mortality and expense risk charges	25	11	243	60	3
Total expenses	25	11	243	60	3
Net investment income (loss)	32	8	209	61	19

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	96	(35)	(97)	1
Capital gains distributions	245	112	2,245	325	17
Total realized gain (loss) on investments
and capital gains distributions	272	208	2,210	228	18
Net unrealized appreciation
(depreciation) of investments	314	145	3,058	600	60
Net realized and unrealized gain (loss)
on investments	586	353	5,268	828	78
Net increase (decrease) in net assets
resulting from operations	$ 618	$ 361	$ 5,477	$ 889	$ 97

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

					VY®
					American
				Voya Solution	Century
	Voya Solution Voya Solution Voya Solution Moderately				Small-Mid
	Income	Income	Income	Conservative	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service 2 Class	Service Class	Service Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 252	$ 87	$ 1,135	$ 136	$ —
Expenses:

Mortality and expense risk charges	43	22	357	71	—
Total expenses	43	22	357	71	—
Net investment income (loss)	209	65	778	65	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	48	53	595	(58)	—
Capital gains distributions	163	68	822	133	4
Total realized gain (loss) on investments
and capital gains distributions	211	121	1,417	75	4
Net unrealized appreciation
(depreciation) of investments	551	232	2,683	726	7
Net realized and unrealized gain (loss)
on investments	762	353	4,100	801	11
Net increase (decrease) in net assets
resulting from operations	$ 971	$ 418	$ 4,878	$ 866	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY®	VY®
	American	American
	Century	Century
	Small-Mid	Small-Mid	VY® Baron	VY® Baron	VY® Columbia
	Cap Value	Cap Value	Growth	Growth	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 487	$ 765	$ — $	—	$ 222
Expenses:

Mortality and expense risk charges	157	496	1	1,315	123
Total expenses	157	496	1	1,315	123
Net investment income (loss)	330	269	(1)	(1,315)	99

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,293)	(2,370)	2	5,154	(233)
Capital gains distributions	3,196	6,187	158	65,504	4,465
Total realized gain (loss) on investments
and capital gains distributions	1,903	3,817	160	70,658	4,232
Net unrealized appreciation
(depreciation) of investments	6,903	11,958	(58)	(25,590)	(985)
Net realized and unrealized gain (loss)
on investments	8,806	15,775	102	45,068	3,247
Net increase (decrease) in net assets
resulting from operations	$ 9,136	$ 16,044	$ 101 $	43,753	$ 3,346

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY®
	Columbia		VY® Columbia			VY® Invesco
	Small Cap		Small Cap	VY® Invesco	VY® Invesco	Equity and
	Value II		Value II	Comstock	Comstock	Income
	Portfolio -		Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class		Service Class	Adviser Class	Service Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ —		$ 19	$ 5	$ 1,364	$ 23
Expenses:

Mortality and expense risk charges		—	50	1	582	5
Total expenses		—	50	1	582	5
Net investment income (loss)		—	(31)	4	782	18

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		1	(68)	9	4,210	(13)
Capital gains distributions		18	698	51	12,006	77
Total realized gain (loss) on investments
and capital gains distributions		19	630	60	16,216	64
Net unrealized appreciation
(depreciation) of investments		6	407	(11)	(4,556)	167
Net realized and unrealized gain (loss)
on investments		25	1,037	49	11,660	231
Net increase (decrease) in net assets
resulting from operations	$ 25		$ 1,006	$ 53	$ 12,442	$ 249

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY® Invesco	VY® Invesco	VY® Invesco		VY® Invesco
	Equity and	Equity and Oppenheimer		VY® Invesco Oppenheimer
	Income	Income	Global	Oppenheimer	Global
	Portfolio -	Portfolio -	Portfolio -	Global Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 5,616	$ 19	$ —	$ 2,797	$ 3
Expenses:

Mortality and expense risk charges	2,744	7	1	5,811	16
Total expenses	2,744	7	1	5,811	16
Net investment income (loss)	2,872	12	(1)	(3,014)	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10,460	(38)	2	13,064	39
Capital gains distributions	14,478	59	44	95,911	288
Total realized gain (loss) on investments
and capital gains distributions	24,938	21	46	108,975	327
Net unrealized appreciation
(depreciation) of investments	19,382	158	21	41,996	96
Net realized and unrealized gain (loss)
on investments	44,320	179	67	150,971	423
Net increase (decrease) in net assets
resulting from operations	$ 47,192	$ 191	$ 66	$ 147,957	$ 410

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY®	VY®	VY®
	JPMorgan	JPMorgan	JPMorgan
	Mid Cap	Mid Cap	Mid Cap	VY® Pioneer	VY® Pioneer
	Value	Value	Value	High Yield	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 243	$ 545	$ 1,288	$ 7
Expenses:

Mortality and expense risk charges	1	160	578	196	1
Total expenses	1	160	578	196	1
Net investment income (loss)	1	83	(33)	1,092	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(459)	(786)	(2,059)	(5)
Capital gains distributions	33	2,615	7,373	1,155	5
Total realized gain (loss) on investments
and capital gains distributions	27	2,156	6,587	(904)	—
Net unrealized appreciation
(depreciation) of investments	31	2,463	6,370	3,255	13
Net realized and unrealized gain (loss)
on investments	58	4,619	12,957	2,351	13
Net increase (decrease) in net assets
resulting from operations	$ 59	$ 4,702	$ 12,924	$ 3,443	$ 19

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe
	Price	Price	Price
	Diversified	Diversified	Diversified	VY® T. Rowe	VY® T. Rowe
	Mid Cap	Mid Cap	Mid Cap	Price Growth	Price Growth
	Growth	Growth	Growth	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 1,396	$ 3	$ —	$ 985
Expenses:

Mortality and expense risk charges	1	4,955	11	4	4,627
Total expenses	1	4,955	11	4	4,627
Net investment income (loss)	—	(3,559)	(8)	(4)	(3,642)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	13,867	11	11	16,874
Capital gains distributions	41	48,375	161	246	113,457
Total realized gain (loss) on investments
and capital gains distributions	45	62,242	172	257	130,331
Net unrealized appreciation
(depreciation) of investments	61	81,160	253	13	4,143
Net realized and unrealized gain (loss)
on investments	106	143,402	425	270	134,474
Net increase (decrease) in net assets
resulting from operations	$ 106	$ 139,843	$ 417	$ 266	$ 130,832

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY® T. Rowe		Voya Strategic	Voya Strategic	Voya Strategic
	Price Growth	Voya	Allocation	Allocation	Allocation
	Equity	Corporate	Conservative	Growth	Moderate
	Portfolio -	Leaders 100	Portfolio -	Portfolio -	Portfolio -
	Service Class	Fund - Class I	Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 149	$ 772	$ 1,751	$ 1,631
Expenses:

Mortality and expense risk charges	23	69	280	663	563
Total expenses	23	69	280	663	563
Net investment income (loss)	(23)	80	492	1,088	1,068

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(54)	194	162	2,802	2,246
Capital gains distributions	756	537	1,492	5,851	4,088
Total realized gain (loss) on investments
and capital gains distributions	702	731	1,654	8,653	6,334
Net unrealized appreciation
(depreciation) of investments	248	880	1,457	3,178	2,274
Net realized and unrealized gain (loss)
on investments	950	1,611	3,111	11,831	8,608
Net increase (decrease) in net assets
resulting from operations	$ 927	$ 1,691	$ 3,603	$ 12,919	$ 9,676

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Voya Growth	Voya Growth	Voya Growth	Voya Global	Voya Global
	and Income	and Income	and Income	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class I	Class S	Class I	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 18	$ 18,859	$ 3	$ 2,277	$ 289
Expenses:

Mortality and expense risk charges	5	12,869	2	665	131
Total expenses	5	12,869	2	665	131
Net investment income (loss)	13	5,990	1	1,612	158

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	37,387	—	742	133
Capital gains distributions	148	115,982	22	3,912	559
Total realized gain (loss) on investments
and capital gains distributions	154	153,369	22	4,654	692
Net unrealized appreciation
(depreciation) of investments	180	118,985	27	9,064	1,195
Net realized and unrealized gain (loss)
on investments	334	272,354	49	13,718	1,887
Net increase (decrease) in net assets
resulting from operations	$ 347	$ 278,344	$ 50	$ 15,330	$ 2,045

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Voya Index	Voya Index	Voya Index	Voya Index	Voya Index
	Plus LargeCap	Plus LargeCap	Plus MidCap	Plus MidCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 5,608	$ 3	$ 3,937	$ 1	$ 1,330
Expenses:

Mortality and expense risk charges	3,777	1	2,824	—	1,313
Total expenses	3,777	1	2,824	—	1,313
Net investment income (loss)	1,831	2	1,113	1	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18,262	13	8,502	—	9,533
Capital gains distributions	30,875	18	28,082	7	18,695
Total realized gain (loss) on investments
and capital gains distributions	49,137	31	36,584	7	28,228
Net unrealized appreciation
(depreciation) of investments	39,659	19	29,078	8	(4,444)
Net realized and unrealized gain (loss)
on investments	88,796	50	65,662	15	23,784
Net increase (decrease) in net assets
resulting from operations	$ 90,627	$ 52	$ 66,775	$ 16	$ 23,801

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

					Voya	Voya
			Voya		Russell™	Russell™
	Voya Index	Voya	International Large Cap			Large Cap
	Plus SmallCap	International	Index		Growth Index Growth Index
	Portfolio -	Index Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Class S	Class I	Class S		Class I	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 1,222	$ —		$ 744 $	15
Expenses:

Mortality and expense risk charges	1	384		—	816	12
Total expenses	1	384		—	816	12
Net investment income (loss)	—	838		—	(72)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	243		—	3,122	95
Capital gains distributions	25	—		—	3,459	91
Total realized gain (loss) on investments
and capital gains distributions	33	243		—	6,581	186
Net unrealized appreciation
(depreciation) of investments	(2)	6,270		1	16,432	415
Net realized and unrealized gain (loss)
on investments	31	6,513		1	23,013	601
Net increase (decrease) in net assets
resulting from operations	$ 31	$ 7,351	$ 1		$ 22,941 $	604

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Voya	Voya	Voya	Voya	Voya
	Russell™	Russell™	Russell™	Russell™	Russell™ Mid
	Large Cap	Large Cap	Large Cap	Large Cap	Cap Growth
	Index	Index	Value Index	Value Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 2,486	$ 7	$ 13	$ 375	$ 103
Expenses:

Mortality and expense risk charges	1,155	4	6	178	186
Total expenses	1,155	4	6	178	186
Net investment income (loss)	1,331	3	7	197	(83)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,717	27	37	262	566
Capital gains distributions	4,570	15	19	637	1,759
Total realized gain (loss) on investments
and capital gains distributions	10,287	42	56	899	2,325
Net unrealized appreciation
(depreciation) of investments	28,469	77	61	2,641	2,887
Net realized and unrealized gain (loss)
on investments	38,756	119	117	3,540	5,212
Net increase (decrease) in net assets
resulting from operations	$ 40,087	$ 122	$ 124	$ 3,737	$ 5,129

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Voya
	Voya	Russell™
	Russell™ Mid	Small Cap	Voya Small	Voya Small	Voya U.S.
	Cap Index	Index	Company	Company	Bond Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 2,517 $	885 $	568 $	— $	446
Expenses:

Mortality and expense risk charges	1,173	664	1,367	1	160
Total expenses	1,173	664	1,367	1	160
Net investment income (loss)	1,344	221	(799)	(1)	286

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(699)	(943)	(1,504)	—	30
Capital gains distributions	28,154	8,437	19,128	21	—
Total realized gain (loss) on investments
and capital gains distributions	27,455	7,494	17,624	21	30
Net unrealized appreciation
(depreciation) of investments	12,140	9,006	13,237	12	945
Net realized and unrealized gain (loss)
on investments	39,595	16,500	30,861	33	975
Net increase (decrease) in net assets
resulting from operations	$ 40,939 $	16,721 $	30,062 $	32 $	1,261

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			Voya	Voya
	Voya MidCap	Voya MidCap	SmallCap	SmallCap
	Opportunities	Opportunities Opportunities Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Wanger
	Class I	Class S	Class I	Class S	International
Net investment income (loss)
Investment Income:
Dividends	$ 682	$ 1	$ — $	— $	312
Expenses:

Mortality and expense risk charges	2,134	6	602	—	286
Total expenses	2,134	6	602	—	286
Net investment income (loss)	(1,452)	(5)	(602)	—	26

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,168)	(9)	(1,584)	(10)	(1,782)
Capital gains distributions	29,769	127	8,117	17	3,513
Total realized gain (loss) on investments
and capital gains distributions	27,601	118	6,533	7	1,731
Net unrealized appreciation
(depreciation) of investments	35,727	155	7,455	20	7,944
Net realized and unrealized gain (loss)
on investments	63,328	273	13,988	27	9,675
Net increase (decrease) in net assets
resulting from operations	$ 61,876	$ 268	$ 13,386 $	27 $	9,701

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			Washington Washington
			Mutual		Mutual	Wells Fargo
			Investors		Investors	Small Cap
			Fund	-	Fund -	Value Fund -
	Wanger Select	Wanger USA	Class R-3		Class R-4	Class A
Net investment income (loss)
Investment Income:
Dividends	$ 43	$ 236	$ 25		$ 4,010	$ —
Expenses:

Mortality and expense risk charges	548	669		9	2,171	1
Total expenses	548	669		9	2,171	1
Net investment income (loss)	(505)	(433)		16	1,839	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,535)	(6,622)		225	7,342	(53)
Capital gains distributions	7,803	15,959		69	11,131	12
Total realized gain (loss) on investments
and capital gains distributions	1,268	9,337		294	18,473	(41)
Net unrealized appreciation
(depreciation) of investments	13,670	14,022		108	25,513	57
Net realized and unrealized gain (loss)
on investments	14,938	23,359		402	43,986	16
Net increase (decrease) in net assets
resulting from operations	$ 14,433	$ 22,926	$ 418		$ 45,825	$ 15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

Wells Fargo
	Small Company	Wells Fargo	Wells Fargo
	Growth Fund -	Small Company	Special Small
	Administrator	Value Fund -	Cap Value
	Class	Class A	Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 1	$ 943
Expenses:

Mortality and expense risk charges	76	—	1,243
Total expenses	76	—	1,243
Net investment income (loss)	(76)	1	(300)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(229)	—	5,920
Capital gains distributions	555	—	1,017
Total realized gain (loss) on investments
and capital gains distributions	326	—	6,937
Net unrealized appreciation
(depreciation) of investments	1,208	10	19,158
Net realized and unrealized gain (loss)
on investments	1,534	10	26,095
Net increase (decrease) in net assets
resulting from operations	$ 1,458	$ 11	$ 25,795

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		AB VPS	Aberdeen
		Growth and	International
	AB Relative	Income	Equity Fund -	Invesco
	Value Fund -	Portfolio -	Institutional	Floating Rate
	Class A	Class A	Class	Fund - Class R5
Net assets at January 1, 2018	$ 191	$ 622	$ 12,399	$ 156

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	334	9
Total realized gain (loss) on investments
and capital gains distributions	49	76	138	—
Net unrealized appreciation (depreciation)
of investments	(58)	(116)	(2,607)	(14)
Net increase (decrease) in net assets resulting from
operations	(9)	(41)	(2,135)	(5)
Changes from principal transactions:
Total unit transactions	(8)	(9)	2,188	128
Increase (decrease) in net assets derived from
principal transactions	(8)	(9)	2,188	128
Total increase (decrease) in net assets	(17)	(50)	53	123
Net assets at December 31, 2018	174	572	12,452	279

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	217	16
Total realized gain (loss) on investments
and capital gains distributions	5	69	252	(1)
Net unrealized appreciation (depreciation)
of investments	27	56	2,618	5
Net increase (decrease) in net assets resulting from
operations	33	125	3,087	20
Changes from principal transactions:
Total unit transactions	(40)	3	1,616	60
Increase (decrease) in net assets derived from
principal transactions	(40)	3	1,616	60
Total increase (decrease) in net assets	(7)	128	4,703	80
Net assets at December 31, 2019	$ 167	$ 700	$ 17,155	$ 359

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

Invesco
	Oppenheimer	Invesco	Invesco Mid
	Capital	Oppenheimer	Cap Core	Invesco Small
	Appreciation	Main Street	Equity Fund -	Cap Growth
	Fund - Class A	Fund - Class A	Class A	Fund - Class A
Net assets at January 1, 2018	$ 74	$ 796	$ 3,949	$ 102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(34)	(1)
Total realized gain (loss) on investments
and capital gains distributions	7	154	146	7
Net unrealized appreciation (depreciation)
of investments	(11)	(241)	(590)	(17)
Net increase (decrease) in net assets resulting from
operations	(5)	(87)	(478)	(11)
Changes from principal transactions:
Total unit transactions	(3)	201	(367)	—
Increase (decrease) in net assets derived from
principal transactions	(3)	201	(367)	—
Total increase (decrease) in net assets	(8)	114	(845)	(11)
Net assets at December 31, 2018	66	910	3,104	91

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(26)	(1)
Total realized gain (loss) on investments
and capital gains distributions	16	91	568	9
Net unrealized appreciation (depreciation)
of investments	5	221	220	12
Net increase (decrease) in net assets resulting from
operations	20	312	762	20
Changes from principal transactions:
Total unit transactions	(11)	428	(41)	3
Increase (decrease) in net assets derived from
principal transactions	(11)	428	(41)	3
Total increase (decrease) in net assets	9	740	721	23
Net assets at December 31, 2019	$ 75	$ 1,650	$ 3,825	$ 114

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Invesco
		Invesco	Oppenheimer
	Invesco	Oppenheimer	International
	International International		Small-Mid	Invesco
	Growth Fund -	Growth Fund -	Company Fund -	Endeavor
	Class R5	Class Y	Class Y	Fund - Class A
Net assets at January 1, 2018	$ 686	$ 474	$ 616	$ 15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	(2)	—
Total realized gain (loss) on investments
and capital gains distributions	45	8	119	2
Net unrealized appreciation (depreciation)
of investments	(154)	(125)	(187)	(5)
Net increase (decrease) in net assets resulting from
operations	(107)	(116)	(70)	(3)
Changes from principal transactions:
Total unit transactions	(56)	134	(3)	2
Increase (decrease) in net assets derived from
principal transactions	(56)	134	(3)	2
Total increase (decrease) in net assets	(163)	18	(73)	(1)
Net assets at December 31, 2018	523	492	543	14

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	1	(4)	—
Total realized gain (loss) on investments
and capital gains distributions	56	5	46	1
Net unrealized appreciation (depreciation)
of investments	75	142	96	2
Net increase (decrease) in net assets resulting from
operations	141	148	138	3
Changes from principal transactions:
Total unit transactions	51	130	114	9
Increase (decrease) in net assets derived from
principal transactions	51	130	114	9
Total increase (decrease) in net assets	192	278	252	12
Net assets at December 31, 2019	$ 715	$ 770	$ 795	$ 26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Invesco	Invesco	Invesco
		Oppenheimer Oppenheimer Oppenheimer
	Invesco Health Developing		Developing	International
	Care Fund -	Markets Fund -	Markets Fund -	Bond Fund -
	Investor Class	Class A	Class Y	Class A
Net assets at January 1, 2018	$ 109	$ 268,701	$ 51,340	$ 160

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2,000)	43	6
Total realized gain (loss) on investments
and capital gains distributions	12	15,699	1,526	(4)
Net unrealized appreciation (depreciation)
of investments	(12)	(47,021)	(7,933)	(13)
Net increase (decrease) in net assets resulting from
operations	(1)	(33,322)	(6,364)	(11)
Changes from principal transactions:
Total unit transactions	24	(18,413)	(2,412)	(14)
Increase (decrease) in net assets derived from
principal transactions	24	(18,413)	(2,412)	(14)
Total increase (decrease) in net assets	23	(51,735)	(8,776)	(25)
Net assets at December 31, 2018	132	216,966	42,564	135

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,878)	43	4
Total realized gain (loss) on investments
and capital gains distributions	10	15,684	2,527	(7)
Net unrealized appreciation (depreciation)
of investments	26	33,731	7,231	13
Net increase (decrease) in net assets resulting from
operations	35	47,537	9,801	10
Changes from principal transactions:
Total unit transactions	(52)	(17,815)	(2,976)	(101)
Increase (decrease) in net assets derived from
principal transactions	(52)	(17,815)	(2,976)	(101)
Total increase (decrease) in net assets	(17)	29,722	6,825	(91)
Net assets at December 31, 2019	$ 115	$ 246,688	$ 49,389	$ 44

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				Invesco
		Invesco		Oppenheimer
	Invesco High	American	Invesco	Gold & Special
	Yield Fund -	Value Fund -	Energy Fund -	Minerals Fund -
	Class R5	Class R5	Class R5	Class A
Net assets at January 1, 2018	$ 405	$ 761	$ 122	$ 52

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(3)	1	—
Total realized gain (loss) on investments
and capital gains distributions	(2)	88	7	—
Net unrealized appreciation (depreciation)
of investments	(42)	(204)	(23)	(6)
Net increase (decrease) in net assets resulting from
operations	(24)	(119)	(15)	(6)
Changes from principal transactions:
Total unit transactions	152	112	(63)	(1)
Increase (decrease) in net assets derived from
principal transactions	152	112	(63)	(1)
Total increase (decrease) in net assets	128	(7)	(78)	(7)
Net assets at December 31, 2018	533	754	44	45

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	(8)	1	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	29	(8)	1
Net unrealized appreciation (depreciation)
of investments	40	165	10	23
Net increase (decrease) in net assets resulting from
operations	72	186	3	24
Changes from principal transactions:
Total unit transactions	195	62	—	10
Increase (decrease) in net assets derived from
principal transactions	195	62	—	10
Total increase (decrease) in net assets	267	248	3	34
Net assets at December 31, 2019	$ 800	$ 1,002	$ 47	$ 79

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Invesco		Invesco
		Oppenheimer		Oppenheimer
		V.I. Discovery	Invesco	V.I. Global
	Invesco Small	Mid Cap	Oppenheimer	Strategic
	Cap Value	Growth Fund -	V.I. Global	Income Fund -
	Fund - Class A	Series I	Fund - Series I	Series I
Net assets at January 1, 2018	$ 152	$ 16	$ 283	$ 95

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	—	4
Total realized gain (loss) on investments
and capital gains distributions	27	2	25	—
Net unrealized appreciation (depreciation)
of investments	(46)	(3)	(63)	(9)
Net increase (decrease) in net assets resulting from
operations	(20)	(1)	(38)	(5)
Changes from principal transactions:
Total unit transactions	(72)	(1)	(14)	—
Increase (decrease) in net assets derived from
principal transactions	(72)	(1)	(14)	—
Total increase (decrease) in net assets	(92)	(2)	(52)	(5)
Net assets at December 31, 2018	60	14	231	90

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	—	3
Total realized gain (loss) on investments
and capital gains distributions	(12)	2	41	—
Net unrealized appreciation (depreciation)
of investments	30	3	29	6
Net increase (decrease) in net assets resulting from
operations	17	5	70	9
Changes from principal transactions:
Total unit transactions	(32)	(1)	(9)	(1)
Increase (decrease) in net assets derived from
principal transactions	(32)	(1)	(9)	(1)
Total increase (decrease) in net assets	(15)	4	61	8
Net assets at December 31, 2019	$ 45	$ 18	$ 292	$ 98

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Invesco
	Invesco	Oppenheimer
	Oppenheimer	V.I. Main
	V.I. Main	Street Small	Fundamental	Fundamental
	Street Fund -	Cap Fund -	InvestorsSM -	InvestorsSM -
	Series I	Series I	Class R-3	Class R-4
Net assets at January 1, 2018	$ 66	$ 29,512	$ 28,558	$ 33,267

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(171)	(322)	(49)
Total realized gain (loss) on investments
and capital gains distributions	7	3,465	3,731	3,056
Net unrealized appreciation (depreciation)
of investments	(13)	(6,431)	(4,645)	(6,103)
Net increase (decrease) in net assets resulting from
operations	(6)	(3,137)	(1,236)	(3,096)
Changes from principal transactions:
Total unit transactions	(7)	(1,597)	(783)	(3,132)
Increase (decrease) in net assets derived from
principal transactions	(7)	(1,597)	(783)	(3,132)
Total increase (decrease) in net assets	(13)	(4,734)	(2,019)	(6,228)
Net assets at December 31, 2018	53	24,778	26,539	27,039

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(181)	(315)	(34)
Total realized gain (loss) on investments
and capital gains distributions	11	1,821	6,121	5,086
Net unrealized appreciation (depreciation)
of investments	4	4,466	2,995	1,977
Net increase (decrease) in net assets resulting from
operations	15	6,106	8,801	7,029
Changes from principal transactions:
Total unit transactions	(7)	(1,790)	(3,276)	(3,240)
Increase (decrease) in net assets derived from
principal transactions	(7)	(1,790)	(3,276)	(3,240)
Total increase (decrease) in net assets	8	4,316	5,525	3,789
Net assets at December 31, 2019	$ 61	$ 29,094	$ 32,064	$ 30,828

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				AllianzGI NFJ
	Alger			Large-Cap
	Responsible	Alger Capital	AllianzGI NFJ	Value Fund -
	Investing Fund -	Appreciation	Dividend Value	Institutional
	Class A	Fund - Class A	Fund - Class A	Class
Net assets at January 1, 2018	$ 5,544	$ 103	$ 331	$ 7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(66)	(1)	3	—
Total realized gain (loss) on investments
and capital gains distributions	599	15	61	—
Net unrealized appreciation (depreciation)
of investments	(841)	(18)	(101)	(1)
Net increase (decrease) in net assets resulting from
operations	(308)	(4)	(37)	(1)
Changes from principal transactions:
Total unit transactions	888	16	3	—
Increase (decrease) in net assets derived from
principal transactions	888	16	3	—
Total increase (decrease) in net assets	580	12	(34)	(1)
Net assets at December 31, 2018	6,124	115	297	6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(70)	(1)	3	—
Total realized gain (loss) on investments
and capital gains distributions	777	13	37	—
Net unrealized appreciation (depreciation)
of investments	1,132	20	20	1
Net increase (decrease) in net assets resulting from
operations	1,839	32	60	1
Changes from principal transactions:
Total unit transactions	(883)	(24)	(113)	1
Increase (decrease) in net assets derived from
principal transactions	(883)	(24)	(113)	1
Total increase (decrease) in net assets	956	8	(53)	2
Net assets at December 31, 2019	$ 7,080	$ 123	$ 244	$ 8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	AllianzGI NFJ			American
	Small-Cap	Amana Growth Amana Income		Balanced
	Value Fund -	Fund - Investor	Fund - Investor	Fund® -
	Class A	Class	Class	Class R-3
Net assets at January 1, 2018	$ 385	$ 46,559	$ 75,988	$ 2,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(267)	144	27
Total realized gain (loss) on investments
and capital gains distributions	52	2,980	6,354	141
Net unrealized appreciation (depreciation)
of investments	(124)	(2,149)	(10,856)	(275)
Net increase (decrease) in net assets resulting from
operations	(66)	564	(4,358)	(107)
Changes from principal transactions:
Total unit transactions	(79)	(694)	(5,068)	(58)
Increase (decrease) in net assets derived from
principal transactions	(79)	(694)	(5,068)	(58)
Total increase (decrease) in net assets	(145)	(130)	(9,426)	(165)
Net assets at December 31, 2018	240	46,429	66,562	2,791

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(328)	190	21
Total realized gain (loss) on investments
and capital gains distributions	(99)	3,795	8,047	185
Net unrealized appreciation (depreciation)
of investments	134	11,415	6,920	197
Net increase (decrease) in net assets resulting from
operations	34	14,882	15,157	403
Changes from principal transactions:
Total unit transactions	(245)	833	(7,413)	(1,225)
Increase (decrease) in net assets derived from
principal transactions	(245)	833	(7,413)	(1,225)
Total increase (decrease) in net assets	(211)	15,715	7,744	(822)
Net assets at December 31, 2019	$ 29	$ 62,144	$ 74,306	$ 1,969

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

American
	Beacon Small	Inflation-
	Cap Value	Adjusted Bond	Income &	Fundamental
	Fund - Investor	Fund -	Growth Fund -	InvestorsSM -
	Class	Investor Class	A Class	Class R-3
Net assets at January 1, 2018	$ 303	$ 31,930	$ 11,002	$ 1,037

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	584	45	5
Total realized gain (loss) on investments
and capital gains distributions	63	(442)	1,275	133
Net unrealized appreciation (depreciation)
of investments	(114)	(1,201)	(2,187)	(214)
Net increase (decrease) in net assets resulting from
operations	(53)	(1,059)	(867)	(76)
Changes from principal transactions:
Total unit transactions	65	(1,745)	(323)	(72)
Increase (decrease) in net assets derived from
principal transactions	65	(1,745)	(323)	(72)
Total increase (decrease) in net assets	12	(2,804)	(1,190)	(148)
Net assets at December 31, 2018	315	29,126	9,812	889

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	388	68	8
Total realized gain (loss) on investments
and capital gains distributions	(9)	(197)	383	80
Net unrealized appreciation (depreciation)
of investments	81	1,628	1,693	148
Net increase (decrease) in net assets resulting from
operations	73	1,819	2,144	236
Changes from principal transactions:
Total unit transactions	75	(4,109)	(347)	(35)
Increase (decrease) in net assets derived from
principal transactions	75	(4,109)	(347)	(35)
Total increase (decrease) in net assets	148	(2,290)	1,797	201
Net assets at December 31, 2019	$ 463	$ 26,836	$ 11,609	$ 1,090

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			AMG
			Managers	Ariel
	Fundamental	American	Fairpointe Mid Appreciation
	InvestorsSM -	Mutual Fund® -	Cap Fund -	Fund -
	Class R-4	Class R-4	Class N	Investor Class
Net assets at January 1, 2018	$ 111,597	$ 7,946	$ 34,886	$ 529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	629	154	(179)	—
Total realized gain (loss) on investments
and capital gains distributions	14,114	477	679	14
Net unrealized appreciation (depreciation)
of investments	(22,603)	(868)	(6,248)	(87)
Net increase (decrease) in net assets resulting from
operations	(7,860)	(237)	(5,748)	(73)
Changes from principal transactions:
Total unit transactions	(6,183)	1,464	(6,231)	(44)
Increase (decrease) in net assets derived from
principal transactions	(6,183)	1,464	(6,231)	(44)
Total increase (decrease) in net assets	(14,043)	1,227	(11,979)	(117)
Net assets at December 31, 2018	97,554	9,173	22,907	412

Increase (decrease) in net assets
Operations:
Net investment income (loss)	691	27	(16)	—
Total realized gain (loss) on investments
and capital gains distributions	9,715	419	312	(29)
Net unrealized appreciation (depreciation)
of investments	15,184	432	2,913	107
Net increase (decrease) in net assets resulting from
operations	25,590	878	3,209	78
Changes from principal transactions:
Total unit transactions	(1,750)	(7,269)	(3,696)	(313)
Increase (decrease) in net assets derived from
principal transactions	(1,750)	(7,269)	(3,696)	(313)
Total increase (decrease) in net assets	23,840	(6,391)	(487)	(235)
Net assets at December 31, 2019	$ 121,394	$ 2,782	$ 22,420	$ 177

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				BlackRock
		Artisan		Health Sciences
		International	BlackRock	Opportunities
		Fund -	Equity Dividend	Portfolio -
	Ariel Fund -	Investor	Fund - Investor	Institutional
	Investor Class	Shares	A Shares	Shares
Net assets at January 1, 2018	$ 11,013	$ 13,001	$ 920	$ 3,677

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	10	8	(25)
Total realized gain (loss) on investments
and capital gains distributions	582	1,001	84	529
Net unrealized appreciation (depreciation)
of investments	(2,210)	(2,385)	(165)	(324)
Net increase (decrease) in net assets resulting from
operations	(1,647)	(1,374)	(73)	180
Changes from principal transactions:
Total unit transactions	(315)	(1,735)	(78)	2,678
Increase (decrease) in net assets derived from
principal transactions	(315)	(1,735)	(78)	2,678
Total increase (decrease) in net assets	(1,962)	(3,109)	(151)	2,858
Net assets at December 31, 2018	9,051	9,892	769	6,535

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	(9)	9	(39)
Total realized gain (loss) on investments
and capital gains distributions	169	484	99	584
Net unrealized appreciation (depreciation)
of investments	1,908	2,078	97	927
Net increase (decrease) in net assets resulting from
operations	2,058	2,553	205	1,472
Changes from principal transactions:
Total unit transactions	(875)	(1,301)	(10)	(356)
Increase (decrease) in net assets derived from
principal transactions	(875)	(1,301)	(10)	(356)
Total increase (decrease) in net assets	1,183	1,252	195	1,116
Net assets at December 31, 2019	$ 10,234	$ 11,144	$ 964	$ 7,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

BlackRock
	Health Sciences	BlackRock Mid
	Opportunities	Cap Dividend	BlackRock Mid
	Portfolio -	Fund -	Cap Dividend	Bond Fund of
	Investor A	Institutional Fund - Investor America -
	Shares	Shares	A Shares	Class R-4
Net assets at January 1, 2018	$ 20,564	$ 213	$ 14,540	$ 10,477

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(212)	2	67	144
Total realized gain (loss) on investments
and capital gains distributions	2,217	11	190	(14)
Net unrealized appreciation (depreciation)
of investments	(717)	(34)	(1,647)	(247)
Net increase (decrease) in net assets resulting from
operations	1,288	(21)	(1,390)	(117)
Changes from principal transactions:
Total unit transactions	3,087	(4)	(1,227)	276
Increase (decrease) in net assets derived from
principal transactions	3,087	(4)	(1,227)	276
Total increase (decrease) in net assets	4,375	(25)	(2,617)	159
Net assets at December 31, 2018	24,939	188	11,923	10,636

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(184)	2	41	165
Total realized gain (loss) on investments
and capital gains distributions	2,191	6	13	207
Net unrealized appreciation (depreciation)
of investments	3,627	48	3,200	397
Net increase (decrease) in net assets resulting from
operations	5,634	56	3,254	769
Changes from principal transactions:
Total unit transactions	(2,501)	25	(497)	3,552
Increase (decrease) in net assets derived from
principal transactions	(2,501)	25	(497)	3,552
Total increase (decrease) in net assets	3,133	81	2,757	4,321
Net assets at December 31, 2019	$ 28,072	$ 269	$ 14,680	$ 14,957

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Calvert US
	Large-Cap
	Core		Capital
	Responsible Calvert VP		Income	Capital World
	Index Fund -	SRI Balanced	Builder® -	Growth & Income
	Class A	Portfolio	Class R-4	FundSM - Class R-3
Net assets at January 1, 2018	$ —	$ 49,710	$ 4,337	$ 670

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	343	110	8
Total realized gain (loss) on investments
and capital gains distributions	—	5,921	35	37
Net unrealized appreciation (depreciation)
of investments	—	(7,948)	(529)	(114)
Net increase (decrease) in net assets resulting from
operations	—	(1,684)	(384)	(69)
Changes from principal transactions:
Total unit transactions	—	(2,703)	622	(44)
Increase (decrease) in net assets derived from
principal transactions	—	(2,703)	622	(44)
Total increase (decrease) in net assets	—	(4,387)	238	(113)
Net assets at December 31, 2018	—	45,323	4,575	557

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	248	120	6
Total realized gain (loss) on investments
and capital gains distributions	—	3,886	67	5
Net unrealized appreciation (depreciation)
of investments	1	6,012	571	120
Net increase (decrease) in net assets resulting from
operations	1	10,146	758	131
Changes from principal transactions:
Total unit transactions	7	(2,001)	658	(51)
Increase (decrease) in net assets derived from
principal transactions	7	(2,001)	658	(51)
Total increase (decrease) in net assets	8	8,145	1,416	80
Net assets at December 31, 2019	$ 8	$ 53,468	$ 5,991	$ 637

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Cohen & Steers			Columbia
	Real Estate	Cohen &	Columbia	Acorn® Fund -
	Securities Fund,	Steers Realty	Acorn® Fund -	Institutional
	Inc. - Class A	Shares, Inc.	Class A Shares	Class
Net assets at January 1, 2018	$ —	$ 9,057	$ 63	$ 3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	218	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	—	(81)	3	1
Net unrealized appreciation (depreciation)
of investments	(3)	(556)	(6)	(1)
Net increase (decrease) in net assets resulting from
operations	(2)	(419)	(4)	—
Changes from principal transactions:
Total unit transactions	55	(1,238)	(1)	2
Increase (decrease) in net assets derived from
principal transactions	55	(1,238)	(1)	2
Total increase (decrease) in net assets	53	(1,657)	(5)	2
Net assets at December 31, 2018	53	7,400	58	5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	149	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	44	962	(1)	1
Net unrealized appreciation (depreciation)
of investments	2	1,226	15	1
Net increase (decrease) in net assets resulting from
operations	54	2,337	13	2
Changes from principal transactions:
Total unit transactions	1,256	1,255	(4)	2
Increase (decrease) in net assets derived from
principal transactions	1,256	1,255	(4)	2
Total increase (decrease) in net assets	1,310	3,592	9	4
Net assets at December 31, 2019	$ 1,363	$ 10,992	$ 67	$ 9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Columbia
	Columbia	Select Mid
	Select Mid	Cap Value
	Cap Value	Fund -	CRM Mid Cap
	Fund - Class	Institutional	Value Fund -	Davis Financial
	A Shares	Class	Investor Shares	Fund - Class Y
Net assets at January 1, 2018	$ 9,051	$ 2	$ 351	$ 50

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	—	(2)	1
Total realized gain (loss) on investments
and capital gains distributions	1,636	1	6	12
Net unrealized appreciation (depreciation)
of investments	(2,836)	(1)	(27)	(17)
Net increase (decrease) in net assets resulting from
operations	(1,220)	—	(23)	(4)
Changes from principal transactions:
Total unit transactions	(420)	—	(32)	5
Increase (decrease) in net assets derived from
principal transactions	(420)	—	(32)	5
Total increase (decrease) in net assets	(1,640)	—	(55)	1
Net assets at December 31, 2018	7,411	2	296	51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(2)	—
Total realized gain (loss) on investments
and capital gains distributions	(1,797)	—	(16)	3
Net unrealized appreciation (depreciation)
of investments	3,684	1	77	10
Net increase (decrease) in net assets resulting from
operations	1,887	1	59	13
Changes from principal transactions:
Total unit transactions	(2,587)	(1)	(245)	12
Increase (decrease) in net assets derived from
principal transactions	(2,587)	(1)	(245)	12
Total increase (decrease) in net assets	(700)	—	(186)	25
Net assets at December 31, 2019	$ 6,711	$ 2	$ 110	$ 76

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Delaware Smid
	Delaware	Cap Growth
	Small Cap	Fund -	DWS Small	DWS Equity 500
	Value Fund -	Institutional	Cap Growth	Index Fund -
	Class A	Class	Fund - Class S	Class S
Net assets at January 1, 2018	$ 4,020	$ 9,364	$ 31	$ 737

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	—	—	4
Total realized gain (loss) on investments
and capital gains distributions	308	1,187	5	119
Net unrealized appreciation (depreciation)
of investments	(902)	(1,453)	(8)	(154)
Net increase (decrease) in net assets resulting from
operations	(601)	(266)	(3)	(31)
Changes from principal transactions:
Total unit transactions	(763)	2,374	(12)	(60)
Increase (decrease) in net assets derived from
principal transactions	(763)	2,374	(12)	(60)
Total increase (decrease) in net assets	(1,364)	2,108	(15)	(91)
Net assets at December 31, 2018	2,656	11,472	16	646

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	—	—	5
Total realized gain (loss) on investments
and capital gains distributions	56	587	(1)	83
Net unrealized appreciation (depreciation)
of investments	624	3,568	4	104
Net increase (decrease) in net assets resulting from
operations	685	4,155	3	192
Changes from principal transactions:
Total unit transactions	(529)	1,195	2	(18)
Increase (decrease) in net assets derived from
principal transactions	(529)	1,195	2	(18)
Total increase (decrease) in net assets	156	5,350	5	174
Net assets at December 31, 2019	$ 2,812	$ 16,822	$ 21	$ 820

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	DFA Emerging	DFA Inflation-
	Markets Core	Protected	DFA U.S.
	Equity	Securities	Targeted Value
	Portfolio -	Portfolio -	Portfolio -	Dodge & Cox
	Institutional	Institutional	Institutional	International
	Class Shares	Class Shares	Class Shares	Stock Fund
Net assets at January 1, 2018	$ 1,752	$ 670	$ 13,492	$ 154

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	20	148	2
Total realized gain (loss) on investments
and capital gains distributions	77	(4)	791	7
Net unrealized appreciation (depreciation)
of investments	(458)	(24)	(3,425)	(37)
Net increase (decrease) in net assets resulting from
operations	(337)	(8)	(2,486)	(28)
Changes from principal transactions:
Total unit transactions	601	388	2,067	—
Increase (decrease) in net assets derived from
principal transactions	601	388	2,067	—
Total increase (decrease) in net assets	264	380	(419)	(28)
Net assets at December 31, 2018	2,016	1,050	13,073	126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	23	226	4
Total realized gain (loss) on investments
and capital gains distributions	47	(1)	661	1
Net unrealized appreciation (depreciation)
of investments	234	67	2,074	22
Net increase (decrease) in net assets resulting from
operations	342	89	2,961	27
Changes from principal transactions:
Total unit transactions	287	179	1,746	15
Increase (decrease) in net assets derived from
principal transactions	287	179	1,746	15
Total increase (decrease) in net assets	629	268	4,707	42
Net assets at December 31, 2019	$ 2,645	$ 1,318	$ 17,780	$ 168

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Eaton Vance
		Large-Cap
		Value Fund -	EuroPacific	EuroPacific
	Dodge & Cox	Class R	Growth Fund® -	Growth Fund® -
	Stock Fund	Shares	Class R-3	Class R-4
Net assets at January 1, 2018	$ 159	$ 2	$ 4,540	$ 348,913

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	10	867
Total realized gain (loss) on investments
and capital gains distributions	15	—	376	17,216
Net unrealized appreciation (depreciation)
of investments	(30)	—	(1,038)	(71,186)
Net increase (decrease) in net assets resulting from
operations	(15)	—	(652)	(53,103)
Changes from principal transactions:
Total unit transactions	12	—	(668)	(19,949)
Increase (decrease) in net assets derived from
principal transactions	12	—	(668)	(19,949)
Total increase (decrease) in net assets	(3)	—	(1,320)	(73,052)
Net assets at December 31, 2018	156	2	3,220	275,861

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	3	695
Total realized gain (loss) on investments
and capital gains distributions	22	—	136	19,073
Net unrealized appreciation (depreciation)
of investments	6	—	606	48,100
Net increase (decrease) in net assets resulting from
operations	28	—	745	67,868
Changes from principal transactions:
Total unit transactions	(49)	(1)	(1,208)	(30,658)
Increase (decrease) in net assets derived from
principal transactions	(49)	(1)	(1,208)	(30,658)
Total increase (decrease) in net assets	(21)	(1)	(463)	37,210
Net assets at December 31, 2019	$ 135	$ 1	$ 2,757	$ 313,071

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

Federated
	International	Fidelity	Fidelity® VIP Fidelity® VIP
	Leaders Fund -	Advisor® New	Contrafund®	Index 500
	Institutional	Insights Fund -	Portfolio -	Portfolio -
	Shares	Class I	Initial Class	Initial Class
Net assets at January 1, 2018	$ —	$ 2,322	$ 1,337,984	$ 253,980

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(25)	(3,216)	2,002
Total realized gain (loss) on investments
and capital gains distributions	—	361	154,390	7,628
Net unrealized appreciation (depreciation)
of investments	—	(476)	(230,972)	(24,108)
Net increase (decrease) in net assets resulting from
operations	—	(140)	(79,798)	(14,478)
Changes from principal transactions:
Total unit transactions	2	293	(159,052)	3,582
Increase (decrease) in net assets derived from
principal transactions	2	293	(159,052)	3,582
Total increase (decrease) in net assets	2	153	(238,850)	(10,896)
Net assets at December 31, 2018	2	2,475	1,099,134	243,084

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(26)	(6,128)	2,455
Total realized gain (loss) on investments
and capital gains distributions	—	232	160,918	11,539
Net unrealized appreciation (depreciation)
of investments	1	514	162,468	59,139
Net increase (decrease) in net assets resulting from
operations	1	720	317,258	73,133
Changes from principal transactions:
Total unit transactions	7	385	(124,809)	2,750
Increase (decrease) in net assets derived from
principal transactions	7	385	(124,809)	2,750
Total increase (decrease) in net assets	8	1,105	192,449	75,883
Net assets at December 31, 2019	$ 10	$ 3,580	$ 1,291,583	$ 318,967

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Asset Manager Equity-Income		Growth	High Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2018	$ 16,375	$ 276,235	$ 345,776	$ 8,724

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	3,059	(2,630)	364
Total realized gain (loss) on investments
and capital gains distributions	544	21,327	70,788	(120)
Net unrealized appreciation (depreciation)
of investments	(1,623)	(47,035)	(69,895)	(605)
Net increase (decrease) in net assets resulting from
operations	(1,003)	(22,649)	(1,737)	(361)
Changes from principal transactions:
Total unit transactions	(902)	(32,983)	(24,350)	(625)
Increase (decrease) in net assets derived from
principal transactions	(902)	(32,983)	(24,350)	(625)
Total increase (decrease) in net assets	(1,905)	(55,632)	(26,087)	(986)
Net assets at December 31, 2018	14,470	220,603	319,689	7,738

Increase (decrease) in net assets
Operations:
Net investment income (loss)	93	2,305	(2,597)	336
Total realized gain (loss) on investments
and capital gains distributions	672	22,401	44,133	(118)
Net unrealized appreciation (depreciation)
of investments	1,628	29,584	58,967	839
Net increase (decrease) in net assets resulting from
operations	2,393	54,290	100,503	1,057
Changes from principal transactions:
Total unit transactions	(577)	(24,158)	(32,761)	(184)
Increase (decrease) in net assets derived from
principal transactions	(577)	(24,158)	(32,761)	(184)
Total increase (decrease) in net assets	1,816	30,132	67,742	873
Net assets at December 31, 2019	$ 16,286	$ 250,735	$ 387,431	$ 8,611

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				Franklin
	Fidelity® VIP	Franklin	Franklin	Natural
	Overseas	Mutual Global Biotechnology		Resources
	Portfolio -	Discovery	Discovery Fund -	Fund - Advisor
	Initial Class	Fund - Class R	Advisor Class	Class
Net assets at January 1, 2018	$ 33,166	$ 1,799	$ 320	$ 30

Increase (decrease) in net assets
Operations:
Net investment income (loss)	160	12	(4)	—
Total realized gain (loss) on investments
and capital gains distributions	1,807	29	2	—
Net unrealized appreciation (depreciation)
of investments	(6,786)	(221)	(47)	(5)
Net increase (decrease) in net assets resulting from
operations	(4,819)	(180)	(49)	(5)
Changes from principal transactions:
Total unit transactions	(3,216)	(294)	3	(13)
Increase (decrease) in net assets derived from
principal transactions	(3,216)	(294)	3	(13)
Total increase (decrease) in net assets	(8,035)	(474)	(46)	(18)
Net assets at December 31, 2018	25,131	1,325	274	12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	195	11	(3)	—
Total realized gain (loss) on investments
and capital gains distributions	1,972	6	38	—
Net unrealized appreciation (depreciation)
of investments	4,055	248	54	1
Net increase (decrease) in net assets resulting from
operations	6,222	265	89	1
Changes from principal transactions:
Total unit transactions	(2,726)	(491)	(40)	3
Increase (decrease) in net assets derived from
principal transactions	(2,726)	(491)	(40)	3
Total increase (decrease) in net assets	3,496	(226)	49	4
Net assets at December 31, 2019	$ 28,627	$ 1,099	$ 323	$ 16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Goldman Sachs
	Franklin		Growth
	Small-Mid Cap	Franklin Small	Opportunities	Growth Fund
	Growth Fund -	Cap Value VIP	Fund - Investor	of America® -
	Class A	Fund - Class 2	Shares	Class R-3
Net assets at January 1, 2018	$ 335	$ 126,589	$ 54	$ 11,915

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(68)	—	(57)
Total realized gain (loss) on investments
and capital gains distributions	22	21,066	3	1,534
Net unrealized appreciation (depreciation)
of investments	(40)	(36,039)	(2)	(1,765)
Net increase (decrease) in net assets resulting from
operations	(21)	(15,041)	1	(288)
Changes from principal transactions:
Total unit transactions	(36)	(15,822)	(39)	(1,685)
Increase (decrease) in net assets derived from
principal transactions	(36)	(15,822)	(39)	(1,685)
Total increase (decrease) in net assets	(57)	(30,863)	(38)	(1,973)
Net assets at December 31, 2018	278	95,726	16	9,942

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	109	—	(33)
Total realized gain (loss) on investments
and capital gains distributions	58	16,813	9	1,057
Net unrealized appreciation (depreciation)
of investments	30	6,205	(1)	1,272
Net increase (decrease) in net assets resulting from
operations	85	23,127	8	2,296
Changes from principal transactions:
Total unit transactions	(1)	(8,318)	16	(4,033)
Increase (decrease) in net assets derived from
principal transactions	(1)	(8,318)	16	(4,033)
Total increase (decrease) in net assets	84	14,809	24	(1,737)
Net assets at December 31, 2019	$ 362	$ 110,535	$ 40	$ 8,205

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		The Hartford	The Hartford	The Hartford
	Growth Fund	Capital	Dividend And International
	of America® -	Appreciation	Growth Fund -	Opportunities
	Class R-4	Fund - Class R4	Class R4	Fund - Class R4
Net assets at January 1, 2018	$ 445,366	$ —	$ 7	$ 1,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,207)	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	56,333	—	1	59
Net unrealized appreciation (depreciation)
of investments	(68,831)	—	(1)	(431)
Net increase (decrease) in net assets resulting from
operations	(14,705)	—	—	(370)
Changes from principal transactions:
Total unit transactions	(28,394)	—	—	499
Increase (decrease) in net assets derived from
principal transactions	(28,394)	—	—	499
Total increase (decrease) in net assets	(43,099)	—	—	129
Net assets at December 31, 2018	402,267	—	7	1,479

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,326)	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	54,858	—	—	(45)
Net unrealized appreciation (depreciation)
of investments	50,669	—	2	387
Net increase (decrease) in net assets resulting from
operations	104,201	—	2	344
Changes from principal transactions:
Total unit transactions	(40,019)	—	—	(167)
Increase (decrease) in net assets derived from
principal transactions	(40,019)	—	—	(167)
Total increase (decrease) in net assets	64,182	—	2	177
Net assets at December 31, 2019	$ 466,449	$ —	$ 9	$ 1,656

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Janus	Janus
			Henderson	Henderson
			Balanced	Enterprise
	Income Fund	Ivy Science and	Portfolio -	Portfolio -
	of America® -	Technology	Institutional	Institutional
	Class R-3	Fund - Class Y	Shares	Shares
Net assets at January 1, 2018	$ 1,305	$ 9,902	$ 151	$ 301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(130)	1	(3)
Total realized gain (loss) on investments
and capital gains distributions	64	2,221	5	38
Net unrealized appreciation (depreciation)
of investments	(154)	(3,185)	(8)	(39)
Net increase (decrease) in net assets resulting from
operations	(66)	(1,094)	(2)	(4)
Changes from principal transactions:
Total unit transactions	(332)	3,383	(2)	(34)
Increase (decrease) in net assets derived from
principal transactions	(332)	3,383	(2)	(34)
Total increase (decrease) in net assets	(398)	2,289	(4)	(38)
Net assets at December 31, 2018	907	12,191	147	263

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(172)	1	(3)
Total realized gain (loss) on investments
and capital gains distributions	48	2,408	9	28
Net unrealized appreciation (depreciation)
of investments	78	3,917	19	63
Net increase (decrease) in net assets resulting from
operations	146	6,153	29	88
Changes from principal transactions:
Total unit transactions	(223)	3,420	(19)	(7)
Increase (decrease) in net assets derived from
principal transactions	(223)	3,420	(19)	(7)
Total increase (decrease) in net assets	(77)	9,573	10	81
Net assets at December 31, 2019	$ 830	$ 21,764	$ 157	$ 344

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Janus
	Janus		Henderson		Janus
	Henderson		Global		Henderson
	Flexible Bond		Research		Research	JPMorgan
	Portfolio -		Portfolio -		Portfolio -	Equity Income
	Institutional		Institutional		Institutional	Fund - Class I
	Shares		Shares		Shares	Shares
Net assets at January 1, 2018	$ 16		$ 73		$ 68	$ 1,259

Increase (decrease) in net assets
Operations:
Net investment income (loss)		—		—	(1)	15
Total realized gain (loss) on investments
and capital gains distributions		—		1	4	117
Net unrealized appreciation (depreciation)
of investments		—		(7)	(7)	(220)
Net increase (decrease) in net assets resulting from
operations		—		(6)	(4)	(88)
Changes from principal transactions:
Total unit transactions		(3)		(1)	2	319
Increase (decrease) in net assets derived from
principal transactions		(3)		(1)	2	319
Total increase (decrease) in net assets		(3)		(7)	(2)	231
Net assets at December 31, 2018		13		66	66	1,490

Increase (decrease) in net assets
Operations:
Net investment income (loss)		—		—	(1)	22
Total realized gain (loss) on investments
and capital gains distributions		—		6	14	72
Net unrealized appreciation (depreciation)
of investments		1		13	5	397
Net increase (decrease) in net assets resulting from
operations		1		19	18	491
Changes from principal transactions:
Total unit transactions		(1)		(1)	(20)	1,473
Increase (decrease) in net assets derived from
principal transactions		(1)		(1)	(20)	1,473
Total increase (decrease) in net assets		—		18	(2)	1,964
Net assets at December 31, 2019	$ 13		$ 84		$ 64	$ 3,454

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Lazard
	JPMorgan	International	ClearBridge	LKCM
	Government	Equity	Aggressive	Aquinas
	Bond Fund -	Portfolio -	Growth Fund -	Catholic Equity
	Class I Shares	Open Shares	Class I	Fund
Net assets at January 1, 2018	$ 653	$ 902	$ 601	$ 569

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	8	(3)	(5)
Total realized gain (loss) on investments
and capital gains distributions	(19)	85	90	22
Net unrealized appreciation (depreciation)
of investments	13	(226)	(113)	(43)
Net increase (decrease) in net assets resulting from
operations	6	(133)	(26)	(26)
Changes from principal transactions:
Total unit transactions	646	(33)	(146)	(517)
Increase (decrease) in net assets derived from
principal transactions	646	(33)	(146)	(517)
Total increase (decrease) in net assets	652	(166)	(172)	(543)
Net assets at December 31, 2018	1,305	736	429	26

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	8	(2)	—
Total realized gain (loss) on investments
and capital gains distributions	61	(9)	25	4
Net unrealized appreciation (depreciation)
of investments	(10)	149	62	5
Net increase (decrease) in net assets resulting from
operations	87	148	85	9
Changes from principal transactions:
Total unit transactions	1,882	102	(114)	4
Increase (decrease) in net assets derived from
principal transactions	1,882	102	(114)	4
Total increase (decrease) in net assets	1,969	250	(29)	13
Net assets at December 31, 2019	$ 3,274	$ 986	$ 400	$ 39

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Loomis Sayles
	Loomis Sayles	Limited Term	Lord Abbett	Lord Abbett
	Small Cap	Government	Developing	Core Fixed
	Value Fund -	and Agency	Growth Fund -	Income Fund -
	Retail Class	Fund - Class Y	Class A	Class A
Net assets at January 1, 2018	$ 14,804	$ 429	$ 115	$ 24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(127)	5	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	1,515	(4)	31	—
Net unrealized appreciation (depreciation)
of investments	(3,575)	—	(24)	—
Net increase (decrease) in net assets resulting from
operations	(2,187)	1	6	1
Changes from principal transactions:
Total unit transactions	(2,542)	(15)	(13)	(7)
Increase (decrease) in net assets derived from
principal transactions	(2,542)	(15)	(13)	(7)
Total increase (decrease) in net assets	(4,729)	(14)	(7)	(6)
Net assets at December 31, 2018	10,075	415	108	18

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(90)	6	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	310	(3)	26	—
Net unrealized appreciation (depreciation)
of investments	2,075	8	7	1
Net increase (decrease) in net assets resulting from
operations	2,295	11	32	2
Changes from principal transactions:
Total unit transactions	(1,243)	39	(22)	—
Increase (decrease) in net assets derived from
principal transactions	(1,243)	39	(22)	—
Total increase (decrease) in net assets	1,052	50	10	2
Net assets at December 31, 2019	$ 11,127	$ 465	$ 118	$ 20

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Lord Abbett		Lord Abbett	Lord Abbett
	Short Duration	Lord Abbett	Small Cap	Fundamental
	Income Fund -	Mid Cap Stock	Value Fund -	Equity Fund -
	Class R4	Fund - Class A	Class A	Class A
Net assets at January 1, 2018	$ 3,967	$ 936	$ 981	$ 200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	144	1	(8)	1
Total realized gain (loss) on investments
and capital gains distributions	(65)	74	98	16
Net unrealized appreciation (depreciation)
of investments	(61)	(215)	(208)	(37)
Net increase (decrease) in net assets resulting from
operations	18	(140)	(118)	(20)
Changes from principal transactions:
Total unit transactions	1,959	(6)	(43)	24
Increase (decrease) in net assets derived from
principal transactions	1,959	(6)	(43)	24
Total increase (decrease) in net assets	1,977	(146)	(161)	4
Net assets at December 31, 2018	5,944	790	820	204

Increase (decrease) in net assets
Operations:
Net investment income (loss)	170	1	(3)	1
Total realized gain (loss) on investments
and capital gains distributions	(32)	60	(166)	7
Net unrealized appreciation (depreciation)
of investments	137	113	293	26
Net increase (decrease) in net assets resulting from
operations	275	174	124	34
Changes from principal transactions:
Total unit transactions	944	(14)	(596)	(110)
Increase (decrease) in net assets derived from
principal transactions	944	(14)	(596)	(110)
Total increase (decrease) in net assets	1,219	160	(472)	(76)
Net assets at December 31, 2019	$ 7,163	$ 950	$ 348	$ 128

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Lord Abbett
	Series Fund			Metropolitan
	Mid Cap		Massachusetts	West Total
	Stock	Mainstay Large	Investors	Return Bond
	Portfolio -	Cap Growth	Growth Stock	Fund - Class I
	Class VC	Fund - Class R3	Fund - Class A	Shares
Net assets at January 1, 2018	$ 83,700	$ 2	$ 73	$ 16,550

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(257)	—	—	501
Total realized gain (loss) on investments
and capital gains distributions	8,420	—	7	(78)
Net unrealized appreciation (depreciation)
of investments	(19,895)	—	(7)	(335)
Net increase (decrease) in net assets resulting from
operations	(11,732)	—	—	88
Changes from principal transactions:
Total unit transactions	(10,271)	—	4	3,660
Increase (decrease) in net assets derived from
principal transactions	(10,271)	—	4	3,660
Total increase (decrease) in net assets	(22,003)	—	4	3,748
Net assets at December 31, 2018	61,697	2	77	20,298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51)	—	(1)	643
Total realized gain (loss) on investments
and capital gains distributions	5,392	—	9	215
Net unrealized appreciation (depreciation)
of investments	7,416	—	21	1,096
Net increase (decrease) in net assets resulting from
operations	12,757	—	29	1,954
Changes from principal transactions:
Total unit transactions	(6,056)	1	(2)	3,371
Increase (decrease) in net assets derived from
principal transactions	(6,056)	1	(2)	3,371
Total increase (decrease) in net assets	6,701	1	27	5,325
Net assets at December 31, 2019	$ 68,398	$ 3	$ 104	$ 25,623

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Metropolitan			Neuberger
	West Total	MFS®		Berman
	Return Bond	International	MFS® New	Genesis Fund -
	Fund - Class	Intrinsic Value	Discovery Fund -	Trust Class
	M Shares	Fund - Class R3	Class R3	Shares
Net assets at January 1, 2018	$ 21,142	$ 621	$ 107	$ 315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	347	—	(1)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(180)	54	28	44
Net unrealized appreciation (depreciation)
of investments	(360)	(125)	(42)	(77)
Net increase (decrease) in net assets resulting from
operations	(193)	(71)	(15)	(36)
Changes from principal transactions:
Total unit transactions	109	97	24	94
Increase (decrease) in net assets derived from
principal transactions	109	97	24	94
Total increase (decrease) in net assets	(84)	26	9	58
Net assets at December 31, 2018	21,058	647	116	373

Increase (decrease) in net assets
Operations:
Net investment income (loss)	399	(1)	(2)	(4)
Total realized gain (loss) on investments
and capital gains distributions	160	40	15	30
Net unrealized appreciation (depreciation)
of investments	1,186	143	48	82
Net increase (decrease) in net assets resulting from
operations	1,745	182	61	108
Changes from principal transactions:
Total unit transactions	2,074	305	120	30
Increase (decrease) in net assets derived from
principal transactions	2,074	305	120	30
Total increase (decrease) in net assets	3,819	487	181	138
Net assets at December 31, 2019	$ 24,877	$ 1,134	$ 297	$ 511

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Neuberger	Neuberger
	Berman	Berman
	Sustainable	Sustainable		New
	Equity Fund -	Equity Fund -		Perspective
	Institutional	Trust Class	New Perspective	Fund® -
	Class Shares	Shares	Fund® - Class R-3	Class R-4
Net assets at January 1, 2018	$ 2,449	$ 13,921	$ 2,010	$ 189,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(99)	1	242
Total realized gain (loss) on investments
and capital gains distributions	264	1,146	185	20,344
Net unrealized appreciation (depreciation)
of investments	(469)	(1,948)	(309)	(33,459)
Net increase (decrease) in net assets resulting from
operations	(185)	(901)	(123)	(12,873)
Changes from principal transactions:
Total unit transactions	398	(789)	(175)	1,228
Increase (decrease) in net assets derived from
principal transactions	398	(789)	(175)	1,228
Total increase (decrease) in net assets	213	(1,690)	(298)	(11,645)
Net assets at December 31, 2018	2,662	12,231	1,712	177,548

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	(67)	1	531
Total realized gain (loss) on investments
and capital gains distributions	327	953	194	10,816
Net unrealized appreciation (depreciation)
of investments	361	2,005	209	41,261
Net increase (decrease) in net assets resulting from
operations	715	2,891	404	52,608
Changes from principal transactions:
Total unit transactions	367	(914)	(890)	8,859
Increase (decrease) in net assets derived from
principal transactions	367	(914)	(890)	8,859
Total increase (decrease) in net assets	1,082	1,977	(486)	61,467
Net assets at December 31, 2019	$ 3,744	$ 14,208	$ 1,226	$ 239,015

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Parnassus
			Core Equity
	New World	Nuveen Global	FundSM -	Pax Sustainable
	Fund® -	Infrastructure	Investor	Allocation Fund -
	Class R-4	Fund - Class I	Shares	Investor Class
Net assets at January 1, 2018	$ 1,038	$ 2,125	$ 31,131	$ 40,220

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	25	101	383
Total realized gain (loss) on investments
and capital gains distributions	56	65	2,885	702
Net unrealized appreciation (depreciation)
of investments	(216)	(266)	(3,335)	(2,983)
Net increase (decrease) in net assets resulting from
operations	(153)	(176)	(349)	(1,898)
Changes from principal transactions:
Total unit transactions	210	(183)	1,239	(2,411)
Increase (decrease) in net assets derived from
principal transactions	210	(183)	1,239	(2,411)
Total increase (decrease) in net assets	57	(359)	890	(4,309)
Net assets at December 31, 2018	1,095	1,766	32,021	35,911

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	28	(4)	201
Total realized gain (loss) on investments
and capital gains distributions	51	116	3,440	3,055
Net unrealized appreciation (depreciation)
of investments	138	355	5,688	3,564
Net increase (decrease) in net assets resulting from
operations	191	499	9,124	6,820
Changes from principal transactions:
Total unit transactions	(516)	44	(1,484)	(2,379)
Increase (decrease) in net assets derived from
principal transactions	(516)	44	(1,484)	(2,379)
Total increase (decrease) in net assets	(325)	543	7,640	4,441
Net assets at December 31, 2019	$ 770	$ 2,309	$ 39,661	$ 40,352

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Pioneer
		PIMCO VIT	Equity	Pioneer
	PIMCO	Real Return	Income High Yield
	CommodityRealReturn	Portfolio -	Fund -	Fund -
	Strategy Fund® -	Administrative	Class Y	Class A
	Administrative Class	Class	Shares	Shares
Net assets at January 1, 2018	$ 1,406	$ 81,690	$ 15,188	$ 799

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	1,255	234	34
Total realized gain (loss) on investments
and capital gains distributions	(30)	(2,706)	608	(2)
Net unrealized appreciation (depreciation)
of investments	(281)	(880)	(2,044)	(61)
Net increase (decrease) in net assets resulting from
operations	(249)	(2,331)	(1,202)	(29)
Changes from principal transactions:
Total unit transactions	205	(9,279)	(2,090)	(48)
Increase (decrease) in net assets derived from
principal transactions	205	(9,279)	(2,090)	(48)
Total increase (decrease) in net assets	(44)	(11,610)	(3,292)	(77)
Net assets at December 31, 2018	1,362	70,080	11,896	722

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43	592	148	33
Total realized gain (loss) on investments
and capital gains distributions	(73)	(1,582)	278	(4)
Net unrealized appreciation (depreciation)
of investments	183	6,144	2,189	65
Net increase (decrease) in net assets resulting from
operations	153	5,154	2,615	94
Changes from principal transactions:
Total unit transactions	46	(4,077)	(3,313)	(36)
Increase (decrease) in net assets derived from
principal transactions	46	(4,077)	(3,313)	(36)
Total increase (decrease) in net assets	199	1,077	(698)	58
Net assets at December 31, 2019	$ 1,561	$ 71,157	$ 11,198	$ 780

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Pioneer	Pioneer Equity	Pioneer High
	Strategic	Income VCT	Yield VCT	PGIM Jennison
	Income Fund -	Portfolio -	Portfolio -	Utility Fund -
	Class A Shares	Class I	Class I	Class Z
Net assets at January 1, 2018	$ 483	$ —	$ 20,189	$ 105

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	—	654	2
Total realized gain (loss) on investments
and capital gains distributions	(1)	—	(669)	7
Net unrealized appreciation (depreciation)
of investments	(26)	—	(672)	(8)
Net increase (decrease) in net assets resulting from
operations	(14)	—	(687)	1
Changes from principal transactions:
Total unit transactions	93	—	(4,675)	22
Increase (decrease) in net assets derived from
principal transactions	93	—	(4,675)	22
Total increase (decrease) in net assets	79	—	(5,362)	23
Net assets at December 31, 2018	562	—	14,827	128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	—	591	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	(351)	10
Net unrealized appreciation (depreciation)
of investments	41	—	1,649	23
Net increase (decrease) in net assets resulting from
operations	54	—	1,889	34
Changes from principal transactions:
Total unit transactions	67	5	(1,385)	14
Increase (decrease) in net assets derived from
principal transactions	67	5	(1,385)	14
Total increase (decrease) in net assets	121	5	504	48
Net assets at December 31, 2019	$ 683	$ 5	$ 15,331	$ 176

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

Columbia
	Large Cap	Royce Total	Ave Maria	SMALLCAP
	Value Fund -	Return Fund -	Rising	World Fund® -
	Advisor Class	Service Class	Dividend Fund	Class R-4
Net assets at January 1, 2018	$ 5	$ 3	$ 4,677	$ 23,121

Increase (decrease) in net assets
Operations:
Net investment income (loss)	85	—	15	(229)
Total realized gain (loss) on investments
and capital gains distributions	661	—	544	1,885
Net unrealized appreciation (depreciation)
of investments	(2,057)	(1)	(896)	(4,049)
Net increase (decrease) in net assets resulting from
operations	(1,311)	(1)	(337)	(2,393)
Changes from principal transactions:
Total unit transactions	9,637	1	554	(346)
Increase (decrease) in net assets derived from
principal transactions	9,637	1	554	(346)
Total increase (decrease) in net assets	8,326	—	217	(2,739)
Net assets at December 31, 2018	8,331	3	4,894	20,382

Increase (decrease) in net assets
Operations:
Net investment income (loss)	84	—	12	(239)
Total realized gain (loss) on investments
and capital gains distributions	345	—	425	1,313
Net unrealized appreciation (depreciation)
of investments	1,998	—	812	5,010
Net increase (decrease) in net assets resulting from
operations	2,427	—	1,249	6,084
Changes from principal transactions:
Total unit transactions	401	3	(21)	886
Increase (decrease) in net assets derived from
principal transactions	401	3	(21)	886
Total increase (decrease) in net assets	2,828	3	1,228	6,970
Net assets at December 31, 2019	$ 11,159	$ 6	$ 6,122	$ 27,352

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

T. Rowe Price
	Institutional	T. Rowe Price	T. Rowe Price	TCW Total
	Large-Cap	Mid-Cap Value	Value Fund -	Return Bond
	Growth Fund	Fund - R Class	Advisor Class	Fund - Class N
Net assets at January 1, 2018	$ 25,083	$ 1,113	$ 418	$ 6,006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	79	(1)	1	139
Total realized gain (loss) on investments
and capital gains distributions	2,841	110	37	(83)
Net unrealized appreciation (depreciation)
of investments	(2,137)	(205)	(84)	(87)
Net increase (decrease) in net assets resulting from
operations	783	(96)	(46)	(31)
Changes from principal transactions:
Total unit transactions	4,309	(229)	27	208
Increase (decrease) in net assets derived from
principal transactions	4,309	(229)	27	208
Total increase (decrease) in net assets	5,092	(325)	(19)	177
Net assets at December 31, 2018	30,175	788	399	6,183

Increase (decrease) in net assets
Operations:
Net investment income (loss)	166	—	2	204
Total realized gain (loss) on investments
and capital gains distributions	2,461	(33)	1	(52)
Net unrealized appreciation (depreciation)
of investments	6,321	124	96	253
Net increase (decrease) in net assets resulting from
operations	8,948	91	99	405
Changes from principal transactions:
Total unit transactions	3,356	(652)	14	1,086
Increase (decrease) in net assets derived from
principal transactions	3,356	(652)	14	1,086
Total increase (decrease) in net assets	12,304	(561)	113	1,491
Net assets at December 31, 2019	$ 42,479	$ 227	$ 512	$ 7,674

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				Third Avenue
		Templeton		Real Estate
	Templeton	Global Bond	Templeton	Value Fund -
	Foreign Fund -	Fund - Advisor	Global Bond	Institutional
	Class A	Class	Fund - Class A	Class
Net assets at January 1, 2018	$ 495	$ 27,852	$ 127,026	$ 78

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1,586	6,487	—
Total realized gain (loss) on investments
and capital gains distributions	3	(786)	(2,529)	2
Net unrealized appreciation (depreciation)
of investments	(89)	(546)	(3,571)	(15)
Net increase (decrease) in net assets resulting from
operations	(78)	254	387	(13)
Changes from principal transactions:
Total unit transactions	6	(3,605)	(9,081)	(23)
Increase (decrease) in net assets derived from
principal transactions	6	(3,605)	(9,081)	(23)
Total increase (decrease) in net assets	(72)	(3,351)	(8,694)	(36)
Net assets at December 31, 2018	423	24,501	118,332	42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1,352	5,422	1
Total realized gain (loss) on investments
and capital gains distributions	(8)	(823)	(3,455)	5
Net unrealized appreciation (depreciation)
of investments	33	(407)	(2,037)	3
Net increase (decrease) in net assets resulting from
operations	33	122	(70)	9
Changes from principal transactions:
Total unit transactions	(104)	(2,093)	(15,107)	4
Increase (decrease) in net assets derived from
principal transactions	(104)	(2,093)	(15,107)	4
Total increase (decrease) in net assets	(71)	(1,971)	(15,177)	13
Net assets at December 31, 2019	$ 352	$ 22,530	$ 103,155	$ 55

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				Vanguard®
				Total Bond
	Thornburg	Touchstone	USAA Precious Market Index
	International	Value Fund -	Metals and	Fund -
	Value Fund -	Institutional	Minerals Fund -	Admiral™
	Class R4	Class	Adviser Shares	Shares
Net assets at January 1, 2018	$ 3	$ 10,377	13,321	$ —

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	232	(129)	—
Total realized gain (loss) on investments
and capital gains distributions	—	1,483	(1,637)	—
Net unrealized appreciation (depreciation)
of investments	(1)	(2,460)	213	—
Net increase (decrease) in net assets resulting from
operations	(1)	(745)	(1,553)	—
Changes from principal transactions:
Total unit transactions	—	2,390	1,507	—
Increase (decrease) in net assets derived from
principal transactions	—	2,390	1,507	—
Total increase (decrease) in net assets	(1)	1,645	(46)	—
Net assets at December 31, 2018	2	12,022	13,275	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	276	(159)	1
Total realized gain (loss) on investments
and capital gains distributions	—	944	218	—
Net unrealized appreciation (depreciation)
of investments	1	2,128	5,349	—
Net increase (decrease) in net assets resulting from
operations	1	3,348	5,408	1
Changes from principal transactions:
Total unit transactions	(3)	1,879	218	156
Increase (decrease) in net assets derived from
principal transactions	(3)	1,879	218	156
Total increase (decrease) in net assets	(2)	5,227	5,626	157
Net assets at December 31, 2019	$ —	$ 17,249	18,901	$ 157

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Vanguard®
		Total		Vanguard®
	Vanguard®	International		Total
	Total Bond	Stock Index		International
	Market Index	Fund -		Stock Index	Diversified
	Fund - Investor	Admiral™		Fund - Investor	Value
	Shares	Shares		Shares	Portfolio
Net assets at January 1, 2018	$ —	$ —		$ —	$ 120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—		—	—	2
Total realized gain (loss) on investments
and capital gains distributions	—		—	—	6
Net unrealized appreciation (depreciation)
of investments	—		—	—	(20)
Net increase (decrease) in net assets resulting from
operations	—		—	—	(12)
Changes from principal transactions:
Total unit transactions	—		—	—	4
Increase (decrease) in net assets derived from
principal transactions	—		—	—	4
Total increase (decrease) in net assets	—		—	—	(8)
Net assets at December 31, 2018	—		—	—	112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—		—	—	3
Total realized gain (loss) on investments
and capital gains distributions	—		—	—	17
Net unrealized appreciation (depreciation)
of investments	—		1	—	5
Net increase (decrease) in net assets resulting from
operations	—		1	—	25
Changes from principal transactions:
Total unit transactions	—		14	—	(25)
Increase (decrease) in net assets derived from
principal transactions	—		14	—	(25)
Total increase (decrease) in net assets	—		15	—	—
Net assets at December 31, 2019	$ —	$ 15		$ —	$ 112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Victory	Victory
		Small	Integrity	Sycamore
		Company	Small-Cap	Established
	Equity Income	Growth	Value Fund -	Value Fund -
	Portfolio	Portfolio	Class Y	Class A
Net assets at January 1, 2018	$ 188	$ 46	$ 332	$ 3,525

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1)	(1)	(9)
Total realized gain (loss) on investments
and capital gains distributions	13	5	57	401
Net unrealized appreciation (depreciation)
of investments	(28)	(10)	(151)	(948)
Net increase (decrease) in net assets resulting from
operations	(13)	(6)	(95)	(556)
Changes from principal transactions:
Total unit transactions	(6)	7	198	1,330
Increase (decrease) in net assets derived from
principal transactions	(6)	7	198	1,330
Total increase (decrease) in net assets	(19)	1	103	774
Net assets at December 31, 2018	169	47	435	4,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(1)	(2)	1
Total realized gain (loss) on investments
and capital gains distributions	12	7	(66)	363
Net unrealized appreciation (depreciation)
of investments	23	6	149	860
Net increase (decrease) in net assets resulting from
operations	38	12	81	1,224
Changes from principal transactions:
Total unit transactions	(26)	(3)	(227)	1,082
Increase (decrease) in net assets derived from
principal transactions	(26)	(3)	(227)	1,082
Total increase (decrease) in net assets	12	9	(146)	2,306
Net assets at December 31, 2019	$ 181	$ 56	$ 289	$ 6,605

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

Victory
Sycamore
Small
	Company	Voya Balanced	Voya Large	Voya Real
	Opportunity	Portfolio -	Cap Value	Estate Fund -
	Fund - Class R	Class I	Fund - Class A	Class A
Net assets at January 1, 2018	$ 53	$ 252,764	$ 131	$ 755

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,739	—	16
Total realized gain (loss) on investments
and capital gains distributions	8	23,352	9	121
Net unrealized appreciation (depreciation)
of investments	(9)	(44,041)	(16)	(204)
Net increase (decrease) in net assets resulting from
operations	(1)	(17,950)	(7)	(67)
Changes from principal transactions:
Total unit transactions	(44)	(26,130)	(64)	(10)
Increase (decrease) in net assets derived from
principal transactions	(44)	(26,130)	(64)	(10)
Total increase (decrease) in net assets	(45)	(44,080)	(71)	(77)
Net assets at December 31, 2018	8	208,684	60	678

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,871	1	17
Total realized gain (loss) on investments
and capital gains distributions	—	14,201	2	(78)
Net unrealized appreciation (depreciation)
of investments	2	18,495	12	235
Net increase (decrease) in net assets resulting from
operations	2	35,567	15	174
Changes from principal transactions:
Total unit transactions	(2)	(22,823)	(17)	(125)
Increase (decrease) in net assets derived from
principal transactions	(2)	(22,823)	(17)	(125)
Total increase (decrease) in net assets	—	12,744	(2)	49
Net assets at December 31, 2019	$ 8	$ 221,428	$ 58	$ 727

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Voya	Voya
	Voya Floating Voya GNMA Intermediate			Intermediate
	Rate Fund -	Income Fund -	Bond Fund -	Bond Portfolio -
	Class A	Class A	Class A	Class I
Net assets at January 1, 2018	$ 775	$ 2,981	$ 815	$ 455,985

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52	41	20	11,843
Total realized gain (loss) on investments
and capital gains distributions	(5)	(58)	(3)	1,784
Net unrealized appreciation (depreciation)
of investments	(102)	11	(25)	(20,378)
Net increase (decrease) in net assets resulting from
operations	(55)	(6)	(8)	(6,751)
Changes from principal transactions:
Total unit transactions	1,598	(436)	29	(44,780)
Increase (decrease) in net assets derived from
principal transactions	1,598	(436)	29	(44,780)
Total increase (decrease) in net assets	1,543	(442)	21	(51,531)
Net assets at December 31, 2018	2,318	2,539	836	404,454

Increase (decrease) in net assets
Operations:
Net investment income (loss)	132	45	22	10,269
Total realized gain (loss) on investments
and capital gains distributions	(23)	(19)	5	1,471
Net unrealized appreciation (depreciation)
of investments	37	85	46	22,731
Net increase (decrease) in net assets resulting from
operations	146	111	73	34,471
Changes from principal transactions:
Total unit transactions	1,107	(178)	(53)	(13,378)
Increase (decrease) in net assets derived from
principal transactions	1,107	(178)	(53)	(13,378)
Total increase (decrease) in net assets	1,253	(67)	20	21,093
Net assets at December 31, 2019	$ 3,571	$ 2,472	$ 856	$ 425,547

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya	Voya Global		Voya High
	Intermediate	Perspectives®	Voya High	Yield Portfolio -
	Bond Portfolio -	Portfolio -	Yield Portfolio -	Institutional
	Class S	Class I	Adviser Class	Class
Net assets at January 1, 2018	$ 2,627	$ 2,388	$ 39	$ 39,407

Increase (decrease) in net assets
Operations:
Net investment income (loss)	73	43	2	2,005
Total realized gain (loss) on investments
and capital gains distributions	(25)	72	(1)	(617)
Net unrealized appreciation (depreciation)
of investments	(82)	(303)	(3)	(2,709)
Net increase (decrease) in net assets resulting from
operations	(34)	(188)	(2)	(1,321)
Changes from principal transactions:
Total unit transactions	(490)	(256)	4	(2,768)
Increase (decrease) in net assets derived from
principal transactions	(490)	(256)	4	(2,768)
Total increase (decrease) in net assets	(524)	(444)	2	(4,089)
Net assets at December 31, 2018	2,103	1,944	41	35,318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	56	1	2,873
Total realized gain (loss) on investments
and capital gains distributions	(1)	123	(1)	(578)
Net unrealized appreciation (depreciation)
of investments	127	166	5	4,705
Net increase (decrease) in net assets resulting from
operations	185	345	5	7,000
Changes from principal transactions:
Total unit transactions	(97)	126	(18)	62,878
Increase (decrease) in net assets derived from
principal transactions	(97)	126	(18)	62,878
Total increase (decrease) in net assets	88	471	(13)	69,878
Net assets at December 31, 2019	$ 2,191	$ 2,415	$ 28	$ 105,196

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Voya Large
		Voya Large	Cap Growth	Voya Large
	Voya High Yield	Cap Growth	Portfolio -	Cap Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2018	$ 21,758	$ 143	$ 535,736	$ 11,802

Increase (decrease) in net assets
Operations:
Net investment income (loss)	990	—	(1,336)	6
Total realized gain (loss) on investments
and capital gains distributions	(325)	20	89,433	1,948
Net unrealized appreciation (depreciation)
of investments	(1,539)	(18)	(97,421)	(2,247)
Net increase (decrease) in net assets resulting from
operations	(874)	2	(9,324)	(293)
Changes from principal transactions:
Total unit transactions	(1,003)	(67)	(42,826)	1,185
Increase (decrease) in net assets derived from
principal transactions	(1,003)	(67)	(42,826)	1,185
Total increase (decrease) in net assets	(1,877)	(65)	(52,150)	892
Net assets at December 31, 2018	19,881	78	483,586	12,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	592	—	(1,173)	(18)
Total realized gain (loss) on investments
and capital gains distributions	(596)	14	98,080	1,167
Net unrealized appreciation (depreciation)
of investments	2,094	9	51,450	1,194
Net increase (decrease) in net assets resulting from
operations	2,090	23	148,357	2,343
Changes from principal transactions:
Total unit transactions	(21,562)	(18)	(33,429)	(9,107)
Increase (decrease) in net assets derived from
principal transactions	(21,562)	(18)	(33,429)	(9,107)
Total increase (decrease) in net assets	(19,472)	5	114,928	(6,764)
Net assets at December 31, 2019	$ 409	$ 83	$ 598,514	$ 5,930

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Voya Large
	Voya Large	Cap Value	Voya Large	Voya Limited
	Cap Value	Portfolio -	Cap Value	Maturity Bond
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Adviser Class
Net assets at January 1, 2018	$ 21	$ 335,852	$ 1,692	$ 11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,046	16	—
Total realized gain (loss) on investments
and capital gains distributions	3	49,749	163	—
Net unrealized appreciation (depreciation)
of investments	(4)	(78,500)	(299)	—
Net increase (decrease) in net assets resulting from
operations	(1)	(25,705)	(120)	—
Changes from principal transactions:
Total unit transactions	(5)	(42,287)	(331)	4
Increase (decrease) in net assets derived from
principal transactions	(5)	(42,287)	(331)	4
Total increase (decrease) in net assets	(6)	(67,992)	(451)	4
Net assets at December 31, 2018	15	267,860	1,241	15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,252	14	—
Total realized gain (loss) on investments
and capital gains distributions	1	28,471	91	—
Net unrealized appreciation (depreciation)
of investments	2	29,787	179	—
Net increase (decrease) in net assets resulting from
operations	3	61,510	284	—
Changes from principal transactions:
Total unit transactions	(2)	(25,681)	(294)	(10)
Increase (decrease) in net assets derived from
principal transactions	(2)	(25,681)	(294)	(10)
Total increase (decrease) in net assets	1	35,829	(10)	(10)
Net assets at December 31, 2019	$ 16	$ 303,689	$ 1,231	$ 5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		VY®	VY® Clarion
	Voya U.S.	BlackRock	Global Real
	Stock Index	Inflation	Estate	VY® Clarion
	Portfolio -	Protected Bond	Portfolio -	Real Estate
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Adviser Class	Class	Adviser Class
Net assets at January 1, 2018	$ 29,429	$ 32	$ 81,417	$ 42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	369	—	3,309	1
Total realized gain (loss) on investments
and capital gains distributions	2,006	—	2,312	4
Net unrealized appreciation (depreciation)
of investments	(3,913)	(1)	(12,593)	(8)
Net increase (decrease) in net assets resulting from
operations	(1,538)	(1)	(6,972)	(3)
Changes from principal transactions:
Total unit transactions	388	(11)	(10,102)	(4)
Increase (decrease) in net assets derived from
principal transactions	388	(11)	(10,102)	(4)
Total increase (decrease) in net assets	(1,150)	(12)	(17,074)	(7)
Net assets at December 31, 2018	28,279	20	64,343	35

Increase (decrease) in net assets
Operations:
Net investment income (loss)	388	—	1,462	1
Total realized gain (loss) on investments
and capital gains distributions	2,050	—	1,300	—
Net unrealized appreciation (depreciation)
of investments	6,427	1	12,144	9
Net increase (decrease) in net assets resulting from
operations	8,865	1	14,906	10
Changes from principal transactions:
Total unit transactions	2,165	(9)	(4,657)	(1)
Increase (decrease) in net assets derived from
principal transactions	2,165	(9)	(4,657)	(1)
Total increase (decrease) in net assets	11,030	(8)	10,249	9
Net assets at December 31, 2019	$ 39,309	$ 12	$ 74,592	$ 44

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			VY® Invesco
	VY® Clarion		Growth and	VY® Invesco
	Real Estate	VY® Clarion	Income	Growth and
	Portfolio -	Real Estate	Portfolio -	Income
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2018	$ 1,820	$ 53,192	$ 32,904	$ 33,274

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32	778	383	146
Total realized gain (loss) on investments
and capital gains distributions	250	8,168	2,695	3,731
Net unrealized appreciation (depreciation)
of investments	(422)	(12,959)	(7,467)	(8,262)
Net increase (decrease) in net assets resulting from
operations	(140)	(4,013)	(4,389)	(4,385)
Changes from principal transactions:
Total unit transactions	(261)	(11,436)	(1,187)	(2,816)
Increase (decrease) in net assets derived from
principal transactions	(261)	(11,436)	(1,187)	(2,816)
Total increase (decrease) in net assets	(401)	(15,449)	(5,576)	(7,201)
Net assets at December 31, 2018	1,419	37,743	27,328	26,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	488	651	404
Total realized gain (loss) on investments
and capital gains distributions	82	1,797	1,534	1,609
Net unrealized appreciation (depreciation)
of investments	268	7,595	4,130	3,817
Net increase (decrease) in net assets resulting from
operations	371	9,880	6,315	5,830
Changes from principal transactions:
Total unit transactions	(234)	(2,999)	(4,635)	(3,717)
Increase (decrease) in net assets derived from
principal transactions	(234)	(2,999)	(4,635)	(3,717)
Total increase (decrease) in net assets	137	6,881	1,680	2,113
Net assets at December 31, 2019	$ 1,556	$ 44,624	$ 29,008	$ 28,186

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		VY®
	VY®	JPMorgan	VY®	VY®
	JPMorgan	Emerging	JPMorgan	JPMorgan
	Emerging	Markets Equity	Emerging	Small Cap
	Markets Equity	Portfolio -	Markets Equity	Core Equity
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Adviser Class
Net assets at January 1, 2018	$ 202	$ 16,078	$ 28,556	$ 46

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(45)	(115)	—
Total realized gain (loss) on investments
and capital gains distributions	2	161	115	8
Net unrealized appreciation (depreciation)
of investments	(35)	(2,799)	(5,020)	(11)
Net increase (decrease) in net assets resulting from
operations	(33)	(2,683)	(5,020)	(3)
Changes from principal transactions:
Total unit transactions	(18)	(2,040)	(3,147)	(19)
Increase (decrease) in net assets derived from
principal transactions	(18)	(2,040)	(3,147)	(19)
Total increase (decrease) in net assets	(51)	(4,723)	(8,167)	(22)
Net assets at December 31, 2018	151	11,355	20,389	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(133)	(233)	—
Total realized gain (loss) on investments
and capital gains distributions	12	961	1,568	—
Net unrealized appreciation (depreciation)
of investments	35	2,560	4,768	6
Net increase (decrease) in net assets resulting from
operations	46	3,388	6,103	6
Changes from principal transactions:
Total unit transactions	(7)	(446)	(397)	(27)
Increase (decrease) in net assets derived from
principal transactions	(7)	(446)	(397)	(27)
Total increase (decrease) in net assets	39	2,942	5,706	(21)
Net assets at December 31, 2019	$ 190	$ 14,297	$ 26,095	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

VY®
	JPMorgan	VY®
	Small Cap	JPMorgan	VY® Morgan	VY® T. Rowe
	Core Equity	Small Cap	Stanley Global	Price Capital
	Portfolio -	Core Equity	Franchise	Appreciation
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Adviser Class
Net assets at January 1, 2018	$ 45,257	$ 33,973	$ 39	$ 479

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	(228)	—	4
Total realized gain (loss) on investments
and capital gains distributions	6,129	4,803	3	28
Net unrealized appreciation (depreciation)
of investments	(11,443)	(8,700)	(2)	(27)
Net increase (decrease) in net assets resulting from
operations	(5,238)	(4,125)	1	5
Changes from principal transactions:
Total unit transactions	1,696	649	(40)	(186)
Increase (decrease) in net assets derived from
principal transactions	1,696	649	(40)	(186)
Total increase (decrease) in net assets	(3,542)	(3,476)	(39)	(181)
Net assets at December 31, 2018	41,715	30,497	—	298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	338	(113)	—	3
Total realized gain (loss) on investments
and capital gains distributions	11,817	9,118	—	18
Net unrealized appreciation (depreciation)
of investments	(1,383)	(1,264)	—	48
Net increase (decrease) in net assets resulting from
operations	10,772	7,741	—	69
Changes from principal transactions:
Total unit transactions	(1,783)	810	1	(4)
Increase (decrease) in net assets derived from
principal transactions	(1,783)	810	1	(4)
Total increase (decrease) in net assets	8,989	8,551	1	65
Net assets at December 31, 2019	$ 50,704	$ 39,048	$ 1	$ 363

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

VY® T. Rowe
	Price Capital	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe
	Appreciation	Price Capital	Price Equity	Price Equity
	Portfolio -	Appreciation	Income	Income
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2018	$ 316,392	$ 827,633	$ 1,125	$ 106,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,645	10,055	13	1,337
Total realized gain (loss) on investments
and capital gains distributions	25,957	77,286	136	17,667
Net unrealized appreciation (depreciation)
of investments	(32,110)	(90,426)	(237)	(29,042)
Net increase (decrease) in net assets resulting from
operations	492	(3,085)	(88)	(10,038)
Changes from principal transactions:
Total unit transactions	9,685	(18,329)	(234)	(6,775)
Increase (decrease) in net assets derived from
principal transactions	9,685	(18,329)	(234)	(6,775)
Total increase (decrease) in net assets	10,177	(21,414)	(322)	(16,813)
Net assets at December 31, 2018	326,569	806,219	803	90,169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,193	5,293	17	1,728
Total realized gain (loss) on investments
and capital gains distributions	22,565	56,781	210	25,777
Net unrealized appreciation (depreciation)
of investments	53,272	127,178	(26)	(5,327)
Net increase (decrease) in net assets resulting from
operations	81,030	189,252	201	22,178
Changes from principal transactions:
Total unit transactions	23,938	35,319	(62)	(6,807)
Increase (decrease) in net assets derived from
principal transactions	23,938	35,319	(62)	(6,807)
Total increase (decrease) in net assets	104,968	224,571	139	15,371
Net assets at December 31, 2019	$ 431,537	$ 1,030,790	$ 942	$ 105,540

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			VY®
			Templeton	VY®
	VY® T. Rowe	VY® T. Rowe	Global	Templeton
	Price	Price	Growth	Global
	International	International	Portfolio -	Growth
	Stock Portfolio -	Stock Portfolio -	Institutional	Portfolio -
	Adviser Class	Service Class	Class	Service Class
Net assets at January 1, 2018	$ 98	$ 8,970	$ 704	$ 5,690

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	61	14	86
Total realized gain (loss) on investments
and capital gains distributions	1	476	(6)	(376)
Net unrealized appreciation (depreciation)
of investments	(17)	(1,815)	(100)	(502)
Net increase (decrease) in net assets resulting from
operations	(15)	(1,278)	(92)	(792)
Changes from principal transactions:
Total unit transactions	8	(735)	(92)	(848)
Increase (decrease) in net assets derived from
principal transactions	8	(735)	(92)	(848)
Total increase (decrease) in net assets	(7)	(2,013)	(184)	(1,640)
Net assets at December 31, 2018	91	6,957	520	4,050

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(20)	20	112
Total realized gain (loss) on investments
and capital gains distributions	10	636	(101)	(943)
Net unrealized appreciation (depreciation)
of investments	12	1,184	74	811
Net increase (decrease) in net assets resulting from
operations	22	1,800	(7)	(20)
Changes from principal transactions:
Total unit transactions	(17)	(299)	(513)	(4,030)
Increase (decrease) in net assets derived from
principal transactions	(17)	(299)	(513)	(4,030)
Total increase (decrease) in net assets	5	1,501	(520)	(4,050)
Net assets at December 31, 2019	$ 96	$ 8,458	$ —	$ —

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya		Voya Multi-	Voya Multi-
	Government		Manager	Manager
	Money Market Voya Global		International	International
	Portfolio -	Real Estate	Small Cap Fund -	Small Cap
	Class I	Fund - Class A	Class A	Fund - Class I
Net assets at January 1, 2018	$ 219,152	$ 54	$ 388	$ 1,543

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,913	2	2	5
Total realized gain (loss) on investments
and capital gains distributions	37	6	57	164
Net unrealized appreciation (depreciation)
of investments	—	(13)	(134)	(610)
Net increase (decrease) in net assets resulting from
operations	1,950	(5)	(75)	(441)
Changes from principal transactions:
Total unit transactions	16,473	2	(53)	300
Increase (decrease) in net assets derived from
principal transactions	16,473	2	(53)	300
Total increase (decrease) in net assets	18,423	(3)	(128)	(141)
Net assets at December 31, 2018	237,575	51	260	1,402

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,947	3	4	18
Total realized gain (loss) on investments
and capital gains distributions	179	6	8	(185)
Net unrealized appreciation (depreciation)
of investments	—	3	43	456
Net increase (decrease) in net assets resulting from
operations	3,126	12	55	289
Changes from principal transactions:
Total unit transactions	7,916	(5)	(68)	(330)
Increase (decrease) in net assets derived from
principal transactions	7,916	(5)	(68)	(330)
Total increase (decrease) in net assets	11,042	7	(13)	(41)
Net assets at December 31, 2019	$ 248,617	$ 58	$ 247	$ 1,361

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Global	Voya Global	Voya Global	Voya Index
	Bond	Bond	Bond	Solution 2025
	Portfolio -	Portfolio -	Portfolio -	Portfolio - Initial
	Adviser Class	Initial Class	Service Class	Class
Net assets at January 1, 2018	$ 267	$ 76,778	$ 559	$ 10,973

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	2,107	11	86
Total realized gain (loss) on investments
and capital gains distributions	—	(1,255)	9	51
Net unrealized appreciation (depreciation)
of investments	(16)	(3,076)	(31)	(778)
Net increase (decrease) in net assets resulting from
operations	(8)	(2,224)	(11)	(641)
Changes from principal transactions:
Total unit transactions	16	(4,080)	(192)	737
Increase (decrease) in net assets derived from
principal transactions	16	(4,080)	(192)	737
Total increase (decrease) in net assets	8	(6,304)	(203)	96
Net assets at December 31, 2018	275	70,474	356	11,069

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	1,366	8	84
Total realized gain (loss) on investments
and capital gains distributions	5	564	10	437
Net unrealized appreciation (depreciation)
of investments	9	2,718	8	1,278
Net increase (decrease) in net assets resulting from
operations	20	4,648	26	1,799
Changes from principal transactions:
Total unit transactions	9	(5,142)	121	(646)
Increase (decrease) in net assets derived from
principal transactions	9	(5,142)	121	(646)
Total increase (decrease) in net assets	29	(494)	147	1,153
Net assets at December 31, 2019	$ 304	$ 69,980	$ 503	$ 12,222

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				Voya Index
	Voya Index	Voya Index	Voya Index	Solution 2035
	Solution 2025	Solution 2025	Solution 2035	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Service 2
	Service 2 Class	Service Class	Initial Class	Class
Net assets at January 1, 2018	$ 4,336	$ 4,318	$ 12,725	$ 2,373

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	30	72	6
Total realized gain (loss) on investments
and capital gains distributions	(9)	98	246	59
Net unrealized appreciation (depreciation)
of investments	(171)	(409)	(1,574)	(196)
Net increase (decrease) in net assets resulting from
operations	(165)	(281)	(1,256)	(131)
Changes from principal transactions:
Total unit transactions	(1,644)	281	3,434	(728)
Increase (decrease) in net assets derived from
principal transactions	(1,644)	281	3,434	(728)
Total increase (decrease) in net assets	(1,809)	—	2,178	(859)
Net assets at December 31, 2018	2,527	4,318	14,903	1,514

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	49	112	14
Total realized gain (loss) on investments
and capital gains distributions	170	217	375	101
Net unrealized appreciation (depreciation)
of investments	166	560	2,611	222
Net increase (decrease) in net assets resulting from
operations	361	826	3,098	337
Changes from principal transactions:
Total unit transactions	(1,029)	913	658	119
Increase (decrease) in net assets derived from
principal transactions	(1,029)	913	658	119
Total increase (decrease) in net assets	(668)	1,739	3,756	456
Net assets at December 31, 2019	$ 1,859	$ 6,057	$ 18,659	$ 1,970

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2035	Solution 2045	Solution 2045	Solution 2045
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service 2 Class	Service Class
Net assets at January 1, 2018	$ 5,806	$ 14,017	$ 2,783	$ 3,154

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	47	7	13
Total realized gain (loss) on investments
and capital gains distributions	125	207	86	94
Net unrealized appreciation (depreciation)
of investments	(657)	(1,580)	(280)	(477)
Net increase (decrease) in net assets resulting from
operations	(502)	(1,326)	(187)	(370)
Changes from principal transactions:
Total unit transactions	819	1,300	(740)	869
Increase (decrease) in net assets derived from
principal transactions	819	1,300	(740)	869
Total increase (decrease) in net assets	317	(26)	(927)	499
Net assets at December 31, 2018	6,123	13,991	1,856	3,653

Increase (decrease) in net assets
Operations:
Net investment income (loss)	60	79	21	31
Total realized gain (loss) on investments
and capital gains distributions	275	666	148	184
Net unrealized appreciation (depreciation)
of investments	1,092	2,395	310	708
Net increase (decrease) in net assets resulting from
operations	1,427	3,140	479	923
Changes from principal transactions:
Total unit transactions	1,375	29	410	526
Increase (decrease) in net assets derived from
principal transactions	1,375	29	410	526
Total increase (decrease) in net assets	2,802	3,169	889	1,449
Net assets at December 31, 2019	$ 8,925	$ 17,160	$ 2,745	$ 5,102

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				Voya Index
	Voya Index	Voya Index	Voya Index	Solution
	Solution 2055	Solution 2055	Solution 2055	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service 2 Class	Service Class	Initial Class
Net assets at January 1, 2018	$ 4,069	$ 1,296	$ 2,038	$ 4,533

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	4	2	41
Total realized gain (loss) on investments
and capital gains distributions	181	54	73	137
Net unrealized appreciation (depreciation)
of investments	(696)	(175)	(309)	(333)
Net increase (decrease) in net assets resulting from
operations	(500)	(117)	(234)	(155)
Changes from principal transactions:
Total unit transactions	1,634	(27)	431	(646)
Increase (decrease) in net assets derived from
principal transactions	1,634	(27)	431	(646)
Total increase (decrease) in net assets	1,134	(144)	197	(801)
Net assets at December 31, 2018	5,203	1,152	2,235	3,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	10	10	35
Total realized gain (loss) on investments
and capital gains distributions	421	83	141	122
Net unrealized appreciation (depreciation)
of investments	782	205	436	224
Net increase (decrease) in net assets resulting from
operations	1,225	298	587	381
Changes from principal transactions:
Total unit transactions	731	168	713	(739)
Increase (decrease) in net assets derived from
principal transactions	731	168	713	(739)
Total increase (decrease) in net assets	1,956	466	1,300	(358)
Net assets at December 31, 2019	$ 7,159	$ 1,618	$ 3,535	$ 3,374

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Voya	Voya
	Voya Index	Voya Index	International International
	Solution	Solution	High Dividend High Dividend
	Income	Income	Low Volatility Low Volatility
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2018	$ 1,245	$ 990	$ 238	$ 91,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	15	3	952
Total realized gain (loss) on investments
and capital gains distributions	39	26	3	3,244
Net unrealized appreciation (depreciation)
of investments	(92)	(78)	(41)	(17,441)
Net increase (decrease) in net assets resulting from
operations	(45)	(37)	(35)	(13,245)
Changes from principal transactions:
Total unit transactions	(220)	(5)	(13)	(8,790)
Increase (decrease) in net assets derived from
principal transactions	(220)	(5)	(13)	(8,790)
Total increase (decrease) in net assets	(265)	(42)	(48)	(22,035)
Net assets at December 31, 2018	980	948	190	69,069

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	13	2	834
Total realized gain (loss) on investments
and capital gains distributions	31	26	20	6,825
Net unrealized appreciation (depreciation)
of investments	59	76	6	2,704
Net increase (decrease) in net assets resulting from
operations	99	115	28	10,363
Changes from principal transactions:
Total unit transactions	(343)	51	(21)	(5,965)
Increase (decrease) in net assets derived from
principal transactions	(343)	51	(21)	(5,965)
Total increase (decrease) in net assets	(244)	166	7	4,398
Net assets at December 31, 2019	$ 736	$ 1,114	$ 197	$ 73,467

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

Voya
International
High Dividend
	Low Volatility	Voya Solution	Voya Solution	Voya Solution
	Portfolio -	2025 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Service Class	Adviser Class	Initial Class	Service 2 Class
Net assets at January 1, 2018	$ 196	$ 501	$ 8,717	$ 8,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	7	129	86
Total realized gain (loss) on investments
and capital gains distributions	12	18	342	132
Net unrealized appreciation (depreciation)
of investments	(33)	(55)	(1,034)	(759)
Net increase (decrease) in net assets resulting from
operations	(20)	(30)	(563)	(541)
Changes from principal transactions:
Total unit transactions	(98)	(14)	412	(269)
Increase (decrease) in net assets derived from
principal transactions	(98)	(14)	412	(269)
Total increase (decrease) in net assets	(118)	(44)	(151)	(810)
Net assets at December 31, 2018	78	457	8,566	7,854

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	7	172	88
Total realized gain (loss) on investments
and capital gains distributions	—	31	566	462
Net unrealized appreciation (depreciation)
of investments	9	35	834	660
Net increase (decrease) in net assets resulting from
operations	10	73	1,572	1,210
Changes from principal transactions:
Total unit transactions	(29)	(62)	1,061	(2,330)
Increase (decrease) in net assets derived from
principal transactions	(29)	(62)	1,061	(2,330)
Total increase (decrease) in net assets	(19)	11	2,633	(1,120)
Net assets at December 31, 2019	$ 59	$ 468	$ 11,199	$ 6,734

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Adviser Class	Initial Class	Service 2 Class
Net assets at January 1, 2018	$ 145,817	$ 460	$ 6,878	$ 12,339

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,512	5	95	117
Total realized gain (loss) on investments
and capital gains distributions	5,551	21	239	342
Net unrealized appreciation (depreciation)
of investments	(15,931)	(66)	(1,062)	(1,547)
Net increase (decrease) in net assets resulting from
operations	(8,868)	(40)	(728)	(1,088)
Changes from principal transactions:
Total unit transactions	(12,875)	(19)	1,536	(87)
Increase (decrease) in net assets derived from
principal transactions	(12,875)	(19)	1,536	(87)
Total increase (decrease) in net assets	(21,743)	(59)	808	(1,175)
Net assets at December 31, 2018	124,074	401	7,686	11,164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,810	7	166	141
Total realized gain (loss) on investments
and capital gains distributions	6,731	35	721	406
Net unrealized appreciation (depreciation)
of investments	11,821	41	868	1,613
Net increase (decrease) in net assets resulting from
operations	20,362	83	1,755	2,160
Changes from principal transactions:
Total unit transactions	(9,195)	(9)	2,203	(1,986)
Increase (decrease) in net assets derived from
principal transactions	(9,195)	(9)	2,203	(1,986)
Total increase (decrease) in net assets	11,167	74	3,958	174
Net assets at December 31, 2019	$ 135,241	$ 475	$ 11,644	$ 11,338

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service Class	Adviser Class	Initial Class	Service 2 Class
Net assets at January 1, 2018	$ 156,617	$ 29	$ 6,333	$ 5,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,291	—	67	31
Total realized gain (loss) on investments
and capital gains distributions	7,987	1	482	270
Net unrealized appreciation (depreciation)
of investments	(22,808)	(4)	(1,269)	(939)
Net increase (decrease) in net assets resulting from
operations	(13,530)	(3)	(720)	(638)
Changes from principal transactions:
Total unit transactions	(8,979)	(11)	583	85
Increase (decrease) in net assets derived from
principal transactions	(8,979)	(11)	583	85
Total increase (decrease) in net assets	(22,509)	(14)	(137)	(553)
Net assets at December 31, 2018	134,108	15	6,196	5,179

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,888	—	114	40
Total realized gain (loss) on investments
and capital gains distributions	10,660	2	710	501
Net unrealized appreciation (depreciation)
of investments	14,608	2	697	538
Net increase (decrease) in net assets resulting from
operations	27,156	4	1,521	1,079
Changes from principal transactions:
Total unit transactions	(6,454)	(1)	985	(1,244)
Increase (decrease) in net assets derived from
principal transactions	(6,454)	(1)	985	(1,244)
Total increase (decrease) in net assets	20,702	3	2,506	(165)
Net assets at December 31, 2019	$ 154,810	$ 18	$ 8,702	$ 5,014

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2045 Portfolio -	2055 Portfolio -	2055 Portfolio -	2055 Portfolio -
	Service Class	Initial Class	Service 2 Class	Service Class
Net assets at January 1, 2018	$ 122,145	$ 2,039	$ 1,429	$ 25,364

Increase (decrease) in net assets
Operations:
Net investment income (loss)	578	18	6	79
Total realized gain (loss) on investments
and capital gains distributions	7,377	138	88	860
Net unrealized appreciation (depreciation)
of investments	(19,754)	(430)	(289)	(3,751)
Net increase (decrease) in net assets resulting from
operations	(11,799)	(274)	(195)	(2,812)
Changes from principal transactions:
Total unit transactions	(15,398)	515	347	(124)
Increase (decrease) in net assets derived from
principal transactions	(15,398)	515	347	(124)
Total increase (decrease) in net assets	(27,197)	241	152	(2,936)
Net assets at December 31, 2018	94,948	2,280	1,581	22,428

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,098	32	8	209
Total realized gain (loss) on investments
and capital gains distributions	7,666	272	208	2,210
Net unrealized appreciation (depreciation)
of investments	12,571	314	145	3,058
Net increase (decrease) in net assets resulting from
operations	21,335	618	361	5,477
Changes from principal transactions:
Total unit transactions	(2,359)	1,131	(250)	2,533
Increase (decrease) in net assets derived from
principal transactions	(2,359)	1,131	(250)	2,533
Total increase (decrease) in net assets	18,976	1,749	111	8,010
Net assets at December 31, 2019	$ 113,924	$ 4,029	$ 1,692	$ 30,438

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	Balanced	Income	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service 2 Class
Net assets at January 1, 2018	$ 6,414	$ 836	$ 8,750	$ 4,736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	41	15	191	59
Total realized gain (loss) on investments
and capital gains distributions	61	22	268	160
Net unrealized appreciation (depreciation)
of investments	(547)	(66)	(732)	(375)
Net increase (decrease) in net assets resulting from
operations	(445)	(29)	(273)	(156)
Changes from principal transactions:
Total unit transactions	(920)	(22)	(573)	(889)
Increase (decrease) in net assets derived from
principal transactions	(920)	(22)	(573)	(889)
Total increase (decrease) in net assets	(1,365)	(51)	(846)	(1,045)
Net assets at December 31, 2018	5,049	785	7,904	3,691

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	19	209	65
Total realized gain (loss) on investments
and capital gains distributions	228	18	211	121
Net unrealized appreciation (depreciation)
of investments	600	60	551	232
Net increase (decrease) in net assets resulting from
operations	889	97	971	418
Changes from principal transactions:
Total unit transactions	(152)	(27)	(460)	(789)
Increase (decrease) in net assets derived from
principal transactions	(152)	(27)	(460)	(789)
Total increase (decrease) in net assets	737	70	511	(371)
Net assets at December 31, 2019	$ 5,786	$ 855	$ 8,415	$ 3,320

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Voya Solution	VY® American	VY® American
	Voya Solution	Moderately	Century Small-	Century Small-
	Income	Conservative	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2018	$ 55,737	$ 7,396	$ 73	$ 39,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	755	68	1	302
Total realized gain (loss) on investments
and capital gains distributions	1,796	19	6	3,208
Net unrealized appreciation (depreciation)
of investments	(4,378)	(423)	(14)	(9,210)
Net increase (decrease) in net assets resulting from
operations	(1,827)	(336)	(7)	(5,700)
Changes from principal transactions:
Total unit transactions	(10,522)	(901)	(27)	(407)
Increase (decrease) in net assets derived from
principal transactions	(10,522)	(901)	(27)	(407)
Total increase (decrease) in net assets	(12,349)	(1,237)	(34)	(6,107)
Net assets at December 31, 2018	43,388	6,159	39	33,150

Increase (decrease) in net assets
Operations:
Net investment income (loss)	778	65	—	330
Total realized gain (loss) on investments
and capital gains distributions	1,417	75	4	1,903
Net unrealized appreciation (depreciation)
of investments	2,683	726	7	6,903
Net increase (decrease) in net assets resulting from
operations	4,878	866	11	9,136
Changes from principal transactions:
Total unit transactions	(9,825)	629	1	(7,642)
Increase (decrease) in net assets derived from
principal transactions	(9,825)	629	1	(7,642)
Total increase (decrease) in net assets	(4,947)	1,495	12	1,494
Net assets at December 31, 2019	$ 38,441	$ 7,654	$ 51	$ 34,644

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

VY® American
	Century Small-	VY® Baron	VY® Baron	VY® Columbia
	Mid Cap Value	Growth	Growth	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Service Class	Adviser Class	Service Class	Service Class
Net assets at January 1, 2018	$ 73,631	$ 393	$ 130,478	$ 14,546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	140	(1)	(1,239)	(18)
Total realized gain (loss) on investments
and capital gains distributions	7,347	72	19,416	1,971
Net unrealized appreciation (depreciation)
of investments	(17,753)	(70)	(21,914)	(3,150)
Net increase (decrease) in net assets resulting from
operations	(10,266)	1	(3,737)	(1,197)
Changes from principal transactions:
Total unit transactions	(5,871)	(117)	(4,578)	(2,162)
Increase (decrease) in net assets derived from
principal transactions	(5,871)	(117)	(4,578)	(2,162)
Total increase (decrease) in net assets	(16,137)	(116)	(8,315)	(3,359)
Net assets at December 31, 2018	57,494	277	122,163	11,187

Increase (decrease) in net assets
Operations:
Net investment income (loss)	269	(1)	(1,315)	99
Total realized gain (loss) on investments
and capital gains distributions	3,817	160	70,658	4,232
Net unrealized appreciation (depreciation)
of investments	11,958	(58)	(25,590)	(985)
Net increase (decrease) in net assets resulting from
operations	16,044	101	43,753	3,346
Changes from principal transactions:
Total unit transactions	(5,712)	(27)	(9,833)	(1,364)
Increase (decrease) in net assets derived from
principal transactions	(5,712)	(27)	(9,833)	(1,364)
Total increase (decrease) in net assets	10,332	74	33,920	1,982
Net assets at December 31, 2019	$ 67,826	$ 351	$ 156,083	$ 13,169

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

VY®
	Columbia	VY® Columbia
	Small Cap	Small Cap	VY® Invesco	VY® Invesco
	Value II	Value II	Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2018	$ 167	$ 7,003	$ 438	$ 68,978

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(43)	2	174
Total realized gain (loss) on investments
and capital gains distributions	23	940	91	5,130
Net unrealized appreciation (depreciation)
of investments	(50)	(2,137)	(134)	(13,595)
Net increase (decrease) in net assets resulting from
operations	(28)	(1,240)	(41)	(8,291)
Changes from principal transactions:
Total unit transactions	(14)	(277)	(169)	(6,511)
Increase (decrease) in net assets derived from
principal transactions	(14)	(277)	(169)	(6,511)
Total increase (decrease) in net assets	(42)	(1,517)	(210)	(14,802)
Net assets at December 31, 2018	125	5,486	228	54,176

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(31)	4	782
Total realized gain (loss) on investments
and capital gains distributions	19	630	60	16,216
Net unrealized appreciation (depreciation)
of investments	6	407	(11)	(4,556)
Net increase (decrease) in net assets resulting from
operations	25	1,006	53	12,442
Changes from principal transactions:
Total unit transactions	(5)	(717)	(21)	(6,465)
Increase (decrease) in net assets derived from
principal transactions	(5)	(717)	(21)	(6,465)
Total increase (decrease) in net assets	20	289	32	5,977
Net assets at December 31, 2019	$ 145	$ 5,775	$ 260	$ 60,153

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	VY® Invesco	VY® Invesco	VY® Invesco	VY® Invesco
	Equity and	Equity and	Equity and	Oppenheimer
	Income	Income	Income	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2018	$ 1,561	$ 326,650	$ 1,649	$ 453

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	2,839	15	4
Total realized gain (loss) on investments
and capital gains distributions	76	31,725	98	89
Net unrealized appreciation (depreciation)
of investments	(249)	(64,708)	(241)	(139)
Net increase (decrease) in net assets resulting from
operations	(156)	(30,144)	(128)	(46)
Changes from principal transactions:
Total unit transactions	(59)	(36,895)	(352)	(188)
Increase (decrease) in net assets derived from
principal transactions	(59)	(36,895)	(352)	(188)
Total increase (decrease) in net assets	(215)	(67,039)	(480)	(234)
Net assets at December 31, 2018	1,346	259,611	1,169	219

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	2,872	12	(1)
Total realized gain (loss) on investments
and capital gains distributions	64	24,938	21	46
Net unrealized appreciation (depreciation)
of investments	167	19,382	158	21
Net increase (decrease) in net assets resulting from
operations	249	47,192	191	66
Changes from principal transactions:
Total unit transactions	(108)	(25,298)	(299)	(19)
Increase (decrease) in net assets derived from
principal transactions	(108)	(25,298)	(299)	(19)
Total increase (decrease) in net assets	141	21,894	(108)	47
Net assets at December 31, 2019	$ 1,487	$ 281,505	$ 1,061	$ 266

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	VY® Invesco VY® Invesco		VY®	VY®
	Oppenheimer Oppenheimer		JPMorgan Mid JPMorgan Mid
	Global	Global	Cap Value	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2018	$ 649,773	$ 1,667	$ 351	$ 24,121

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,266	5	2	130
Total realized gain (loss) on investments
and capital gains distributions	65,751	193	34	1,508
Net unrealized appreciation (depreciation)
of investments	(153,054)	(420)	(74)	(4,469)
Net increase (decrease) in net assets resulting from
operations	(84,037)	(222)	(38)	(2,831)
Changes from principal transactions:
Total unit transactions	(53,042)	(83)	(69)	(1,928)
Increase (decrease) in net assets derived from
principal transactions	(53,042)	(83)	(69)	(1,928)
Total increase (decrease) in net assets	(137,079)	(305)	(107)	(4,759)
Net assets at December 31, 2018	512,694	1,362	244	19,362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,014)	(13)	1	83
Total realized gain (loss) on investments
and capital gains distributions	108,975	327	27	2,156
Net unrealized appreciation (depreciation)
of investments	41,996	96	31	2,463
Net increase (decrease) in net assets resulting from
operations	147,957	410	59	4,702
Changes from principal transactions:
Total unit transactions	(57,257)	(14)	(33)	(2,801)
Increase (decrease) in net assets derived from
principal transactions	(57,257)	(14)	(33)	(2,801)
Total increase (decrease) in net assets	90,700	396	26	1,901
Net assets at December 31, 2019	$ 603,394	$ 1,758	$ 270	$ 21,263

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				VY® T. Rowe
	VY®			Price
	JPMorgan Mid	VY® Pioneer	VY® Pioneer	Diversified Mid
	Cap Value	High Yield	High Yield	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2018	$ 70,926	$ 39,046	$ 416	$ 331

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	1,699	11	(1)
Total realized gain (loss) on investments
and capital gains distributions	7,456	(292)	8	40
Net unrealized appreciation (depreciation)
of investments	(15,882)	(2,709)	(27)	(50)
Net increase (decrease) in net assets resulting from
operations	(8,364)	(1,302)	(8)	(11)
Changes from principal transactions:
Total unit transactions	(7,911)	(1,273)	(209)	(28)
Increase (decrease) in net assets derived from
principal transactions	(7,911)	(1,273)	(209)	(28)
Total increase (decrease) in net assets	(16,275)	(2,575)	(217)	(39)
Net assets at December 31, 2018	54,651	36,471	199	292

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	1,092	6	—
Total realized gain (loss) on investments
and capital gains distributions	6,587	(904)	—	45
Net unrealized appreciation (depreciation)
of investments	6,370	3,255	13	61
Net increase (decrease) in net assets resulting from
operations	12,924	3,443	19	106
Changes from principal transactions:
Total unit transactions	(7,560)	(39,914)	(218)	(10)
Increase (decrease) in net assets derived from
principal transactions	(7,560)	(39,914)	(218)	(10)
Total increase (decrease) in net assets	5,364	(36,471)	(199)	96
Net assets at December 31, 2019	$ 60,015	$ —	$ —	$ 388

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	VY® T. Rowe	VY® T. Rowe
	Price	Price	VY® T. Rowe	VY® T. Rowe
	Diversified Mid	Diversified Mid	Price Growth	Price Growth
	Cap Growth	Cap Growth	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2018	$ 456,024	$ 1,378	$ 1,656	$ 469,719

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,871)	(10)	(5)	(3,266)
Total realized gain (loss) on investments
and capital gains distributions	53,763	146	312	94,835
Net unrealized appreciation (depreciation)
of investments	(65,594)	(192)	(284)	(99,760)
Net increase (decrease) in net assets resulting from
operations	(15,702)	(56)	23	(8,191)
Changes from principal transactions:
Total unit transactions	(36,865)	(116)	(751)	(12,241)
Increase (decrease) in net assets derived from
principal transactions	(36,865)	(116)	(751)	(12,241)
Total increase (decrease) in net assets	(52,567)	(172)	(728)	(20,432)
Net assets at December 31, 2018	403,457	1,206	928	449,287

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,559)	(8)	(4)	(3,642)
Total realized gain (loss) on investments
and capital gains distributions	62,242	172	257	130,331
Net unrealized appreciation (depreciation)
of investments	81,160	253	13	4,143
Net increase (decrease) in net assets resulting from
operations	139,843	417	266	130,832
Changes from principal transactions:
Total unit transactions	(28,225)	(364)	(124)	(23,333)
Increase (decrease) in net assets derived from
principal transactions	(28,225)	(364)	(124)	(23,333)
Total increase (decrease) in net assets	111,618	53	142	107,499
Net assets at December 31, 2019	$ 515,075	$ 1,259	$ 1,070	$ 556,786

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	VY® T. Rowe		Voya Strategic	Voya Strategic
	Price Growth	Voya	Allocation	Allocation
	Equity	Corporate	Conservative	Growth
	Portfolio -	Leaders 100	Portfolio -	Portfolio -
	Service Class	Fund - Class I	Class I	Class I
Net assets at January 1, 2018	$ 3,994	$ 5,878	$ 28,660	$ 72,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	70	480	735
Total realized gain (loss) on investments
and capital gains distributions	674	763	1,170	4,191
Net unrealized appreciation (depreciation)
of investments	(704)	(1,344)	(3,031)	(11,163)
Net increase (decrease) in net assets resulting from
operations	(52)	(511)	(1,381)	(6,237)
Changes from principal transactions:
Total unit transactions	(535)	872	(952)	(5,289)
Increase (decrease) in net assets derived from
principal transactions	(535)	872	(952)	(5,289)
Total increase (decrease) in net assets	(587)	361	(2,333)	(11,526)
Net assets at December 31, 2018	3,407	6,239	26,327	60,918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	80	492	1,088
Total realized gain (loss) on investments
and capital gains distributions	702	731	1,654	8,653
Net unrealized appreciation (depreciation)
of investments	248	880	1,457	3,178
Net increase (decrease) in net assets resulting from
operations	927	1,691	3,603	12,919
Changes from principal transactions:
Total unit transactions	(1,090)	(95)	421	(2,104)
Increase (decrease) in net assets derived from
principal transactions	(1,090)	(95)	421	(2,104)
Total increase (decrease) in net assets	(163)	1,596	4,024	10,815
Net assets at December 31, 2019	$ 3,244	$ 7,835	$ 30,351	$ 71,733

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

Voya Strategic
	Allocation	Voya Growth	Voya Growth	Voya Growth
	Moderate	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class A	Class I	Class S
Net assets at January 1, 2018	$ 64,749	$ 1,456	$ 1,266,962	$ 355

Increase (decrease) in net assets
Operations:
Net investment income (loss)	851	14	7,980	—
Total realized gain (loss) on investments
and capital gains distributions	3,380	146	165,837	4
Net unrealized appreciation (depreciation)
of investments	(8,412)	(228)	(233,905)	(21)
Net increase (decrease) in net assets resulting from
operations	(4,181)	(68)	(60,088)	(17)
Changes from principal transactions:
Total unit transactions	(5,813)	(117)	(136,992)	(148)
Increase (decrease) in net assets derived from
principal transactions	(5,813)	(117)	(136,992)	(148)
Total increase (decrease) in net assets	(9,994)	(185)	(197,080)	(165)
Net assets at December 31, 2018	54,755	1,271	1,069,882	190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,068	13	5,990	1
Total realized gain (loss) on investments
and capital gains distributions	6,334	154	153,369	22
Net unrealized appreciation (depreciation)
of investments	2,274	180	118,985	27
Net increase (decrease) in net assets resulting from
operations	9,676	347	278,344	50
Changes from principal transactions:
Total unit transactions	(3,937)	(81)	(133,135)	(4)
Increase (decrease) in net assets derived from
principal transactions	(3,937)	(81)	(133,135)	(4)
Total increase (decrease) in net assets	5,739	266	145,209	46
Net assets at December 31, 2019	$ 60,494	$ 1,537	$ 1,215,091	$ 236

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Global	Voya Global	Voya Index	Voya Index
	Equity	Equity	Plus LargeCap Plus LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2018	$ 90,478	$ 12,878	$ 377,022	$ 201

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,734	399	1,674	1
Total realized gain (loss) on investments
and capital gains distributions	1,227	223	45,504	22
Net unrealized appreciation (depreciation)
of investments	(12,904)	(1,817)	(75,567)	(38)
Net increase (decrease) in net assets resulting from
operations	(7,943)	(1,195)	(28,389)	(15)
Changes from principal transactions:
Total unit transactions	(7,611)	(1,047)	(14,075)	(5)
Increase (decrease) in net assets derived from
principal transactions	(7,611)	(1,047)	(14,075)	(5)
Total increase (decrease) in net assets	(15,554)	(2,242)	(42,464)	(20)
Net assets at December 31, 2018	74,924	10,636	334,558	181

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,612	158	1,831	2
Total realized gain (loss) on investments
and capital gains distributions	4,654	692	49,137	31
Net unrealized appreciation (depreciation)
of investments	9,064	1,195	39,659	19
Net increase (decrease) in net assets resulting from
operations	15,330	2,045	90,627	52
Changes from principal transactions:
Total unit transactions	(3,452)	(1,083)	(38,208)	(26)
Increase (decrease) in net assets derived from
principal transactions	(3,452)	(1,083)	(38,208)	(26)
Total increase (decrease) in net assets	11,878	962	52,419	26
Net assets at December 31, 2019	$ 86,802	$ 11,598	$ 386,977	$ 207

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Index	Voya Index	Voya Index	Voya Index
	Plus MidCap	Plus MidCap	Plus SmallCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2018	$ 357,140	$ 71	$ 154,397	$ 193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	379	1	(171)	—
Total realized gain (loss) on investments
and capital gains distributions	52,000	8	27,664	32
Net unrealized appreciation (depreciation)
of investments	(100,818)	(19)	(45,837)	(56)
Net increase (decrease) in net assets resulting from
operations	(48,439)	(10)	(18,344)	(24)
Changes from principal transactions:
Total unit transactions	(36,930)	(2)	(13,277)	(14)
Increase (decrease) in net assets derived from
principal transactions	(36,930)	(2)	(13,277)	(14)
Total increase (decrease) in net assets	(85,369)	(12)	(31,621)	(38)
Net assets at December 31, 2018	271,771	59	122,776	155

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,113	1	17	—
Total realized gain (loss) on investments
and capital gains distributions	36,584	7	28,228	33
Net unrealized appreciation (depreciation)
of investments	29,078	8	(4,444)	(2)
Net increase (decrease) in net assets resulting from
operations	66,775	16	23,801	31
Changes from principal transactions:
Total unit transactions	(28,021)	(16)	(13,863)	(21)
Increase (decrease) in net assets derived from
principal transactions	(28,021)	(16)	(13,863)	(21)
Total increase (decrease) in net assets	38,754	—	9,938	10
Net assets at December 31, 2019	$ 310,525	$ 59	$ 132,714	$ 165

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Voya	Voya Russell™	Voya Russell™
	Voya	International	Large Cap	Large Cap
	International	Index	Growth Index Growth Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2018	$ 41,414	$ 10	$ 63,047	$ 1,474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	777	—	(4)	6
Total realized gain (loss) on investments
and capital gains distributions	963	—	5,762	144
Net unrealized appreciation (depreciation)
of investments	(8,040)	(2)	(7,580)	(199)
Net increase (decrease) in net assets resulting from
operations	(6,300)	(2)	(1,822)	(49)
Changes from principal transactions:
Total unit transactions	2,082	(1)	5,329	246
Increase (decrease) in net assets derived from
principal transactions	2,082	(1)	5,329	246
Total increase (decrease) in net assets	(4,218)	(3)	3,507	197
Net assets at December 31, 2018	37,196	7	66,554	1,671

Increase (decrease) in net assets
Operations:
Net investment income (loss)	838	—	(72)	3
Total realized gain (loss) on investments
and capital gains distributions	243	—	6,581	186
Net unrealized appreciation (depreciation)
of investments	6,270	1	16,432	415
Net increase (decrease) in net assets resulting from
operations	7,351	1	22,941	604
Changes from principal transactions:
Total unit transactions	(639)	1	7,704	403
Increase (decrease) in net assets derived from
principal transactions	(639)	1	7,704	403
Total increase (decrease) in net assets	6,712	2	30,645	1,007
Net assets at December 31, 2019	$ 43,908	$ 9	$ 97,199	$ 2,678

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Voya	Voya	Voya
		Russell™	Russell™	Russell™
		Large Cap	Large Cap	Large Cap
	Voya Russell™	Index	Value Index	Value Index
	Large Cap Index	Portfolio -	Portfolio -	Portfolio -
	Portfolio - Class I	Class S	Class I	Class S
Net assets at January 1, 2018	$ 123,610	$ 441	$ 672	$ 16,042

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,097	2	7	154
Total realized gain (loss) on investments
and capital gains distributions	3,752	18	39	844
Net unrealized appreciation (depreciation)
of investments	(11,036)	(40)	(95)	(2,239)
Net increase (decrease) in net assets resulting from
operations	(6,187)	(20)	(49)	(1,241)
Changes from principal transactions:
Total unit transactions	12,765	2	(65)	181
Increase (decrease) in net assets derived from
principal transactions	12,765	2	(65)	181
Total increase (decrease) in net assets	6,578	(18)	(114)	(1,060)
Net assets at December 31, 2018	130,188	423	558	14,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,331	3	7	197
Total realized gain (loss) on investments
and capital gains distributions	10,287	42	56	899
Net unrealized appreciation (depreciation)
of investments	28,469	77	61	2,641
Net increase (decrease) in net assets resulting from
operations	40,087	122	124	3,737
Changes from principal transactions:
Total unit transactions	7,701	(56)	(146)	914
Increase (decrease) in net assets derived from
principal transactions	7,701	(56)	(146)	914
Total increase (decrease) in net assets	47,788	66	(22)	4,651
Net assets at December 31, 2019	$ 177,976	$ 489	$ 536	$ 19,633

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Voya
	Voya Russell™	Russell™
	Mid Cap	Mid Cap	Voya Russell™	Voya Small
	Growth Index	Index	Small Cap	Company
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I
Net assets at January 1, 2018	$ 16,225	$ 159,494	$ 70,922	$ 178,760

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(102)	1,129	180	(673)
Total realized gain (loss) on investments
and capital gains distributions	2,608	19,565	4,658	34,113
Net unrealized appreciation (depreciation)
of investments	(3,541)	(36,153)	(14,394)	(58,417)
Net increase (decrease) in net assets resulting from
operations	(1,035)	(15,459)	(9,556)	(24,977)
Changes from principal transactions:
Total unit transactions	180	(3,471)	6,090	(25,901)
Increase (decrease) in net assets derived from
principal transactions	180	(3,471)	6,090	(25,901)
Total increase (decrease) in net assets	(855)	(18,930)	(3,466)	(50,878)
Net assets at December 31, 2018	15,370	140,564	67,456	127,882

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(83)	1,344	221	(799)
Total realized gain (loss) on investments
and capital gains distributions	2,325	27,455	7,494	17,624
Net unrealized appreciation (depreciation)
of investments	2,887	12,140	9,006	13,237
Net increase (decrease) in net assets resulting from
operations	5,129	40,939	16,721	30,062
Changes from principal transactions:
Total unit transactions	358	2,289	5,349	(16,500)
Increase (decrease) in net assets derived from
principal transactions	358	2,289	5,349	(16,500)
Total increase (decrease) in net assets	5,487	43,228	22,070	13,562
Net assets at December 31, 2019	$ 20,857	$ 183,792	$ 89,526	$ 141,444

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Small		Voya MidCap	Voya MidCap
	Company	Voya U.S. Bond Opportunities Opportunities
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class S
Net assets at January 1, 2018	$ 146	$ 15,746	$ 255,230	$ 1,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	231	(2,165)	(6)
Total realized gain (loss) on investments
and capital gains distributions	23	(179)	25,486	104
Net unrealized appreciation (depreciation)
of investments	(48)	(235)	(43,328)	(187)
Net increase (decrease) in net assets resulting from
operations	(26)	(183)	(20,007)	(89)
Changes from principal transactions:
Total unit transactions	9	886	(9,166)	(7)
Increase (decrease) in net assets derived from
principal transactions	9	886	(9,166)	(7)
Total increase (decrease) in net assets	(17)	703	(29,173)	(96)
Net assets at December 31, 2018	129	16,449	226,057	1,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	286	(1,452)	(5)
Total realized gain (loss) on investments
and capital gains distributions	21	30	27,601	118
Net unrealized appreciation (depreciation)
of investments	12	945	35,727	155
Net increase (decrease) in net assets resulting from
operations	32	1,261	61,876	268
Changes from principal transactions:
Total unit transactions	7	2,421	(21,007)	(195)
Increase (decrease) in net assets derived from
principal transactions	7	2,421	(21,007)	(195)
Total increase (decrease) in net assets	39	3,682	40,869	73
Net assets at December 31, 2019	$ 168	$ 20,131	$ 266,926	$ 1,081

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya SmallCap	Voya SmallCap
	Opportunities Opportunities
	Portfolio -	Portfolio -	Wanger
	Class I	Class S	International	Wanger Select
Net assets at January 1, 2018	$ 69,587	$ 109	$ 46,316	$ 71,676

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(664)	—	566	(522)
Total realized gain (loss) on investments
and capital gains distributions	12,422	15	4,042	3,490
Net unrealized appreciation (depreciation)
of investments	(22,828)	(35)	(12,691)	(11,004)
Net increase (decrease) in net assets resulting from
operations	(11,070)	(20)	(8,083)	(8,036)
Changes from principal transactions:
Total unit transactions	(2,740)	15	(2,940)	(9,559)
Increase (decrease) in net assets derived from
principal transactions	(2,740)	15	(2,940)	(9,559)
Total increase (decrease) in net assets	(13,810)	(5)	(11,023)	(17,595)
Net assets at December 31, 2018	55,777	104	35,293	54,081

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(602)	—	26	(505)
Total realized gain (loss) on investments
and capital gains distributions	6,533	7	1,731	1,268
Net unrealized appreciation (depreciation)
of investments	7,455	20	7,944	13,670
Net increase (decrease) in net assets resulting from
operations	13,386	27	9,701	14,433
Changes from principal transactions:
Total unit transactions	(4,931)	(32)	(3,995)	(7,079)
Increase (decrease) in net assets derived from
principal transactions	(4,931)	(32)	(3,995)	(7,079)
Total increase (decrease) in net assets	8,455	(5)	5,706	7,354
Net assets at December 31, 2019	$ 64,232	$ 99	$ 40,999	$ 61,435

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Washington
		Mutual			Wells Fargo
		Investors	Washington		Small Cap
		Fund -	Mutual Investors		Value Fund -
	Wanger USA	Class R-3	Fund	- Class R-4	Class A
Net assets at January 1, 2018	$ 79,557	$ 2,965	$ 191,542		$ 131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(554)	25		1,625	(1)
Total realized gain (loss) on investments
and capital gains distributions	16,768	199		15,148	21
Net unrealized appreciation (depreciation)
of investments	(18,674)	(318)		(24,668)	(45)
Net increase (decrease) in net assets resulting from
operations	(2,460)	(94)		(7,895)	(25)
Changes from principal transactions:
Total unit transactions	374	(387)		5,914	(1)
Increase (decrease) in net assets derived from
principal transactions	374	(387)		5,914	(1)
Total increase (decrease) in net assets	(2,086)	(481)		(1,981)	(26)
Net assets at December 31, 2018	77,471	2,484		189,561	105

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(433)	16		1,839	(1)
Total realized gain (loss) on investments
and capital gains distributions	9,337	294		18,473	(41)
Net unrealized appreciation (depreciation)
of investments	14,022	108		25,513	57
Net increase (decrease) in net assets resulting from
operations	22,926	418		45,825	15
Changes from principal transactions:
Total unit transactions	(4,653)	(1,753)		(2,333)	(120)
Increase (decrease) in net assets derived from
principal transactions	(4,653)	(1,753)		(2,333)	(120)
Total increase (decrease) in net assets	18,273	(1,335)		43,492	(105)
Net assets at December 31, 2019	$ 95,744	$ 1,149	$ 233,053		$ —

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Wells Fargo
	Small Company	Wells Fargo	Wells Fargo
	Growth Fund -	Small Company	Special Small Cap
	Administrator	Value Fund -	Value Fund -
	Class	Class A	Class A
Net assets at January 1, 2018	$ 636	$ —	$ 127,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	—	(829)
Total realized gain (loss) on investments
and capital gains distributions	569	—	12,796
Net unrealized appreciation (depreciation)
of investments	(1,704)	—	(28,991)
Net increase (decrease) in net assets resulting from
operations	(1,182)	—	(17,024)
Changes from principal transactions:
Total unit transactions	6,554	—	(10,650)
Increase (decrease) in net assets derived from
principal transactions	6,554	—	(10,650)
Total increase (decrease) in net assets	5,372	—	(27,674)
Net assets at December 31, 2018	6,008	—	99,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(76)	1	(300)
Total realized gain (loss) on investments
and capital gains distributions	326	—	6,937
Net unrealized appreciation (depreciation)
of investments	1,208	10	19,158
Net increase (decrease) in net assets resulting from
operations	1,458	11	25,795
Changes from principal transactions:
Total unit transactions	(390)	117	(7,310)
Increase (decrease) in net assets derived from
principal transactions	(390)	117	(7,310)
Total increase (decrease) in net assets	1,068	128	18,485
Net assets at December 31, 2019	$ 7,076	$ 128	$ 118,289

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

1. Organization

Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2019, the Account had 315 investment divisions (the “Divisions”), 170 of which invest in independently managed mutual funds and 145 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2019 and related Trusts are as follows:

AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5

Invesco Oppenheimer Capital Appreciation Fund - Class A

AIM Equity Funds:
Invesco Oppenheimer Main Street Fund - Class A
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5
Invesco Oppenheimer International Growth Fund - Class Y
Invesco Oppenheimer International Small-Mid Company Fund -
Class Y

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

AIM Investment Funds:
Invesco Endeavor Fund - Class A
Invesco Health Care Fund - Investor Class
Invesco Oppenheimer Developing Markets Fund - Class A
Invesco Oppenheimer Developing Markets Fund - Class Y
Invesco Oppenheimer International Bond Fund - Class A
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5

Invesco Energy Fund - Class R5
Invesco Oppenheimer Gold & Special Minerals Fund - Class
A
Invesco Small Cap Value Fund - Class A
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -
Series I
Invesco Oppenheimer V.I. Global Fund - Series I
Invesco Oppenheimer V.I. Global Strategic Income Fund -
Series I
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund -
Series I
Invesco V.I. American Franchise Fund - Series I
Invesco V.I. Core Equity Fund - Series I
Alger Funds II:
Alger Responsible Investing Fund - Class A
Alger Funds:
Alger Capital Appreciation Fund - Class A
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
Income & Growth Fund - A Class
American Funds® Fundamental Investors:
Fundamental Investors - Class R-3
Fundamental Investors - Class R-4
American Mutual Fund®:
American Mutual Fund® - Class R-4

AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Funds :
BlackRock Health Sciences Opportunities Portfolio - Institutional
Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A
Shares
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares

BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of America , Inc.:

Bond Fund of America - Class R-4
Calvert Responsible Index Series, Inc.:

Calvert US Large-Cap Core Responsible Index Fund - Class A
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio
Capital Income Builder®, Inc.:
Capital Income Builder® - Class R-4
Capital World Growth & Income Fund , Inc.:
Capital World Growth & Income Fund - Class R-3
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Institutional Class
Columbia Acorn® Trust:
Columbia Acorn® Fund - Class A Shares
Columbia Acorn® Fund - Institutional Class
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series, Inc.:
Davis Financial Fund - Class Y
Delaware Small Cap Value Fund - Class A
Delaware Group® Equity Funds V:
Delaware Smid Cap Growth Fund - Institutional Class
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S
DFA Investment Dimensions Group, Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional
Class Shares
DFA Inflation-Protected Securities Portfolio - Institutional
Class Shares
DFA U.S. Targeted Value Portfolio - Institutional Class Shares
Dodge & Cox Funds:
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I

Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Mutual Series Fund, Inc.:
Franklin Mutual Global Discovery Fund - Class R
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares
Growth Fund of America®, Inc.:
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4

The Hartford International Opportunities Fund - Class R4
Income Fund of America®:
Income Fund of America® - Class R-3
Ivy Funds, Inc.:
Ivy Science and Technology Fund - Class Y

Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares

Janus Henderson Flexible Bond Portfolio - Institutional Shares

Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund -
Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
MainStay Funds:
Mainstay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3
MFS® New Discovery Fund - Class R3
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class Shares
Neuberger Berman Sustainable Equity Fund - Institutional Class
Shares
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
New Perspective Fund®:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

New World Fund, Inc.®:
New World Fund® - Class R-4
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I

Parnassus Income Funds:
Parnassus Core Equity Fund - Investor Shares
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® -
Administrative Class
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z
RiverSource Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class
Royce Fund:
Royce Total Return Fund - Service Class
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
TCW Funds Inc:

TCW Total Return Bond Fund - Class N
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:

Third Avenue Real Estate Value Fund - Institutional Class
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class

USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares
Vanguard® Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares

Vanguard® Total International Stock Index Fund - Admiral™
Shares
Vanguard® Whitehall Funds:
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio

Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Funds Trust:
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class

VY® BlackRock Inflation Protected Bond Portfolio - Adviser
Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class

VY® JPMorgan Emerging Markets Equity Portfolio - Adviser
Class

VY® JPMorgan Emerging Markets Equity Portfolio - Institutional
Class

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Voya Investors Trust (continued):

VY® JPMorgan Emerging Markets Equity Portfolio - Service Class

VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class

VY® JPMorgan Small Cap Core Equity Portfolio -Institutional Class

VY® JPMorgan Small Cap Core Equity Portfolio - Service Class

VY® Morgan Stanley Global Franchise Portfolio - Adviser Class

VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class

VY® T. Rowe Price Capital Appreciation Portfolio -Institutional Class

VY® T. Rowe Price Capital Appreciation Portfolio - Service Class VY® T. Rowe Price Equity Income Portfolio - Adviser Class VY® T. Rowe Price Equity Income Portfolio - Service Class

VY® T. Rowe Price International Stock Portfolio - Adviser Class

VY® T. Rowe Price International Stock Portfolio - Service Class

Voya Money Market Portfolio:

Voya Government Money Market Portfolio - Class I

Voya Mutual Funds:

Voya Global Real Estate Fund - Class A

Voya Multi-Manager International Small Cap Fund - Class A Voya Multi-Manager International Small Cap Fund - Class I

Voya Partners, Inc.:

Voya Global Bond Portfolio - Adviser Class Voya Global Bond Portfolio - Initial Class Voya Global Bond Portfolio - Service Class Voya Index Solution 2025 Portfolio - Initial Class Voya Index Solution 2025 Portfolio - Service 2 Class

Voya Index Solution 2025 Portfolio - Service Class

Voya Index Solution 2035 Portfolio - Initial Class

Voya Index Solution 2035 Portfolio - Service 2 Class Voya Index Solution 2035 Portfolio - Service Class Voya Index Solution 2045 Portfolio - Initial Class Voya Index Solution 2045 Portfolio - Service 2 Class Voya Index Solution 2045 Portfolio - Service Class Voya Index Solution 2055 Portfolio - Initial Class Voya Index Solution 2055 Portfolio - Service 2 Class Voya Index Solution 2055 Portfolio - Service Class Voya Index Solution Income Portfolio - Initial Class Voya Index Solution Income Portfolio - Service 2 Class

Voya Partners, Inc.continued):

Voya International High Dividend Low Volatility Portfolio -Adviser Class

Voya International High Dividend Low Volatility Portfolio -Initial Class

Voya International High Dividend Low Volatility Portfolio -Service Class

Voya Solution 2025 Portfolio - Adviser Class Voya Solution 2025 Portfolio - Initial Class Voya Solution 2025 Portfolio - Service 2 Class Voya Solution 2025 Portfolio - Service Class

Voya Solution 2035 Portfolio - Adviser Class Voya Solution 2035 Portfolio - Initial Class Voya Solution 2035 Portfolio - Service 2 Class

Voya Solution 2035 Portfolio - Service Class

Voya Solution 2045 Portfolio - Adviser Class Voya Solution 2045 Portfolio - Initial Class Voya Solution 2045 Portfolio - Service 2 Class Voya Solution 2045 Portfolio - Service Class Voya Solution 2055 Portfolio - Initial Class

Voya Solution 2055 Portfolio - Service 2 Class Voya Solution 2055 Portfolio - Service Class Voya Solution Balanced Portfolio - Service Class Voya Solution Income Portfolio - Adviser Class Voya Solution Income Portfolio - Initial Class Voya Solution Income Portfolio - Service 2 Class Voya Solution Income Portfolio - Service Class

Voya Solution Moderately Conservative Portfolio - Service Class

VY® American Century Small-Mid Cap Value Portfolio - Adviser Class

VY® American Century Small-Mid Cap Value Portfolio - Initial Class

VY® American Century Small-Mid Cap Value Portfolio - Service Class VY® Baron Growth Portfolio - Adviser Class VY® Baron Growth Portfolio - Service Class VY® Columbia Contrarian Core Portfolio - Service Class VY® Columbia Small Cap Value II Portfolio - Adviser Class VY® Columbia Small Cap Value II Portfolio - Service Class VY® Invesco Comstock Portfolio - Adviser Class VY® Invesco Comstock Portfolio - Service Class VY® Invesco Equity and Income Portfolio - Adviser Class VY® Invesco Equity and Income Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Voya Index Solution Income Portfolio - Service Class
Voya Partners, Inc.(continued):
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® Invesco Oppenheimer Global Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio -
Adviser Class

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S

VY® Invesco Equity and Income Portfolio - Service Class
Voya Variable Portfolios, Inc.(continued):
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S

Voya Russell™ Large Cap Value Index Portfolio - Class I

Voya Russell™ Large Cap Value Index Portfolio - Class S

Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors Fund , Inc.:
Washington Mutual Investors Fund - Class R-3
Washington Mutual Investors Fund - Class R-4
Wells Fargo Funds Trust:
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Small Company Value Fund - Class A
Wells Fargo Special Small Cap Value Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2019. The following is a summary of current and former names for those Divisions:

Current Name
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A
AIM Counselor Series Trust:
Invesco Oppenheimer Capital Appreciation Fund - Class A
AIM Equity Funds:
Invesco Oppenheimer Main Street Fund - Class A
AIM International Mutual Funds:
Invesco Oppenheimer International Growth Fund - Class Y
Invesco Oppenheimer International Small-Mid Company Fund
- Class Y
AIM Investment Funds:
Invesco Health Care Fund - Investor Class
AIM Investment Funds:
Invesco Oppenheimer Developing Markets Fund - Class A
Invesco Oppenheimer Developing Markets Fund - Class Y
AIM Investment Funds:
Invesco Oppenheimer International Bond Fund - Class A
AIM Sector Funds:
Invesco Oppenheimer Gold & Special Minerals Fund - Class
A
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund -
Series I
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -
Series I
Invesco Oppenheimer V.I. Global Fund - Series I
Invesco Oppenheimer V.I. Global Strategic Income Fund -
Series I
Columbia Acorn® Trust:
Columbia Acorn® Fund - Institutional Class
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class
Voya Partners, Inc.:
Voya International High Dividend Low Volatility Portfolio -
Adviser Class
Voya International High Dividend Low Volatility Portfolio -
Initial Class

Former Name
AB Growth and Income Fund, Inc.:
AB Relative Value Fund - Class A
Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund® - Class A
Oppenheimer Integrity Funds:
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small-Mid Company Fund - Class
Y
AIM Investment Funds:
Invesco Global Health Care Fund - Investor Class
Oppenheimer Funds:
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Integrity Funds:
Oppenheimer International Bond Fund - Class A
Oppenheimer Funds:

Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund®/VA

Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Variable Account Funds:

Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA

Oppenheimer Global Strategic Income Fund/VA
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class Z
Deutsche DWS Investments VIT Funds:
Deutsche Equity 500 Index Fund - Class S
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class
JPMorgan Government Bond Fund - Select Class
MFS® Series Trust X:
MFS® International Value Fund - Class R3
Pax World Funds Series Trust I:
Pax Balanced Fund - Investor Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Voya Partners, Inc.:

VY® Templeton Foreign Equity Portfolio - Adviser Class

VY® Templeton Foreign Equity Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Current Name
Voya Partners, Inc.:
Voya International High Dividend Low Volatility Portfolio -
Service Class
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® Invesco Oppenheimer Global Portfolio - Service Class

Former Name
Voya Partners, Inc.:

VY® Templeton Foreign Equity Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class

During 2019, the following Divisions were closed to contract owners:

Thornburg Investment Trust:

Thornburg International Value Fund - Class R4

Vanguard® Bond Index Funds:

Vanguard® Total Bond Market Index Fund - Investor Shares Vanguard® Total International Stock Index Fund - Investor Shares

Voya Investors Trust:

VY® Templeton Global Growth Portfolio - Institutional Class

2. Significant Accounting Policies

Voya Investors Trust (continued):
VY® Templeton Global Growth Portfolio - Service Class
Voya Partners, Inc.:
VY® Pioneer High Yield Portfolio - Initial Class

VY® Pioneer High Yield Portfolio - Service Class
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated all events occurring after December 31, 2019 through the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements. Subsequent to December 31, 2019, the spread of the COVID-19 virus caused significant financial market volatility, economic uncertainty, and interruptions to normal business activities. As of the date of issuance of these financial statements, the full impact to the Account is unknown, but could be material, since the outbreak is still evolving and thus there is significant uncertainty as to its ultimate impacts on the Account.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

3. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2019 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2019. The Account had no liabilities as of December 31, 2019.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level
2 inputs include the following:
a. Quoted prices for similar assets or liabilities in active markets;
b. Quoted prices for identical or similar assets or liabilities in non-active markets;
c. Inputs other than quoted market prices that are observable; and
d. Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

4. Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $75 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For certain Contracts, an annual charge up to 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Transfer Asset Benefit

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

option, as specified in the Contract. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5. Related Party Transactions

On or about May 1, 2017, VIL was appointed investment adviser for these certain additional U.S registered investment companies previously managed by Directed Services LLC ("DSL"), which in turn caused DSL and Voya Retirement Insurance and Annuity Company ("VRIAC") to terminate a separate intercompany agreement dated as of December 22, 2010 between DSL and VRIAC by which DSL had paid a portion of the revenue DSL earned as investment adviser.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Money Market Portfolio, Voya Mutual Funds, Voya Partners, Inc., Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 follow:

	Purchases	Sales
	(Dollars in thousands)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	$ 38	$ 72
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	102	33
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	3,074	1,241
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	124	48
Invesco Oppenheimer Capital Appreciation Fund - Class A	15	13
AIM Equity Funds:
Invesco Oppenheimer Main Street Fund - Class A	823	283
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	1,022	426
Invesco Small Cap Growth Fund - Class A	25	15
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	211	94
Invesco Oppenheimer International Growth Fund - Class Y	176	45
Invesco Oppenheimer International Small-Mid Company Fund - Class Y	200	55
AIM Investment Funds:
Invesco Endeavor Fund - Class A	11	1
Invesco Health Care Fund - Investor Class	21	70
Invesco Oppenheimer Developing Markets Fund - Class A	8,896	24,030
Invesco Oppenheimer Developing Markets Fund - Class Y	4,637	6,641
Invesco Oppenheimer International Bond Fund - Class A	11	108
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	252	24
AIM Sector Funds:
Invesco American Value Fund - Class R5	313	230
Invesco Energy Fund - Class R5	25	24
Invesco Oppenheimer Gold & Special Minerals Fund - Class A	13	3
Invesco Small Cap Value Fund - Class A	6	38
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	2	1
Invesco Oppenheimer V.I. Global Fund - Series I	41	11
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	4	2
Invesco Oppenheimer V.I. Main Street Fund - Series I	11	10
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	3,795	3,223
Invesco V.I. American Franchise Fund - Series I	5,112	4,528
Invesco V.I. Core Equity Fund - Series I	4,002	3,878
Alger Funds II:
Alger Responsible Investing Fund - Class A	1,508	1,967
Alger Funds:
Alger Capital Appreciation Fund - Class A	28	44

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Purchases	Sales
Allianz Funds:		(Dollars in thousands)
AllianzGI NFJ Dividend Value Fund - Class A		$ 35	$ 119
AllianzGI NFJ Large-Cap Value Fund - Institutional Class		—	—
AllianzGI NFJ Small-Cap Value Fund - Class A		16	260
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class		8,573	6,392
Amana Income Fund - Investor Class		7,436	10,107
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3		319	1,480
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class		127	49
American Century Government Income Trust:
Inflation-Adjusted Bond Fund - Investor Class		2,490	6,211
American Century Quantitative Equity Funds, Inc.:
Income & Growth Fund - A Class		1,256	1,317
American Funds® Fundamental Investors:
Fundamental InvestorsSM - Class R-3		161	127
Fundamental InvestorsSM - Class R-4		13,578	7,913
American Mutual Fund®:
American Mutual Fund® - Class R-4		743	7,911
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N		2,325	4,709
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class		31	334
Ariel Fund - Investor Class		1,766	2,158
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares		1,580	2,424
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares		225	124
BlackRock Funds :
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares		2,220	2,370
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares		3,791	5,516
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares		37	4
BlackRock Mid Cap Dividend Fund - Investor A Shares		1,421	1,506
Bond Fund of America	, Inc.:
Bond Fund of America	- Class R-4	4,900	984
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A		7	—
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio		5,668	5,634
Capital Income Builder®, Inc.:
Capital Income Builder® - Class R-4		1,769	936
Capital World Growth & Income Fund , Inc.:
Capital World Growth & Income FundSM - Class R-3		73	113
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A		1,496	199
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.		4,867	2,205

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Purchases	Sales
		(Dollars in thousands)
Columbia	Acorn® Trust:
Columbia	Acorn® Fund - Class A Shares	$ 11	$ 8
Columbia	Acorn® Fund - Institutional Class	3	—
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares		865	3,301
Columbia Select Mid Cap Value Fund - Institutional Class		—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares		10	254
Davis Series, Inc.:
Davis Financial Fund - Class Y		23	8
Delaware Small Cap Value Fund - Class A		561	995
Delaware Group® Equity Funds V:
Delaware Smid Cap Growth Fund - Institutional Class		3,021	1,326
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S		6	4
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S		193	115
DFA Investment Dimensions Group, Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional Class Shares		708	359
DFA Inflation-Protected Securities Portfolio - Institutional Class Shares		630	428
DFA U.S. Targeted Value Portfolio - Institutional Class Shares		3,827	1,431
Dodge & Cox Funds:
Dodge & Cox International Stock Fund		28	9
Dodge & Cox Stock Fund		30	69
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares		—	1
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3		284	1,442
EuroPacific Growth Fund® - Class R-4		12,664	37,175
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares		8	1
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I		804	239
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class		144,608	138,351
Fidelity® VIP Index 500 Portfolio - Initial Class		23,356	13,993
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class		1,547	1,388
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class		22,883	29,610
Fidelity® VIP Growth Portfolio - Initial Class		26,973	40,446
Fidelity® VIP High Income Portfolio - Initial Class		1,129	977
Fidelity® VIP Overseas Portfolio - Initial Class		2,429	4,007
Franklin Mutual Series Fund, Inc.:
Franklin Mutual Global Discovery Fund - Class R		153	578
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class		82	98

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Franklin Strategic Series: (continued)
Franklin Natural Resources Fund - Advisor Class	$ 5	$ 2
Franklin Small-Mid Cap Growth Fund - Class A	108	55
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	19,998	10,791
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares	58	31
Growth Fund of America®, Inc.:
Growth Fund of America® - Class R-3	952	4,514
Growth Fund of America® - Class R-4	33,051	46,221
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	1	1
The Hartford International Opportunities Fund - Class R4	289	455
Income Fund of America®:
Income Fund of America® - Class R-3	172	358
Ivy Funds, Inc.:
Ivy Science and Technology Fund - Class Y	8,838	3,529
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	8	22
Janus Henderson Enterprise Portfolio - Institutional Shares	29	21
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	1
Janus Henderson Global Research Portfolio - Institutional Shares	6	3
Janus Henderson Research Portfolio - Institutional Shares	7	23
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	1,708	179
JPMorgan Government Bond Fund - Class I Shares	3,717	1,800
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	313	202
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	80	158
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	8	—
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	1,198	1,669
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	169	124
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	29	30
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	3	2
Lord Abbett Short Duration Income Fund - Class R4	2,957	1,842
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	94	86
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	76	619
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	21	119

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
Lord Abbett Series Fund, Inc.:	(Dollars in thousands)
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	$ 2,642	$ 7,619
MainStay Funds:
Mainstay Large Cap Growth Fund - Class R3	—	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	11	7
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares	6,026	1,799
Metropolitan West Total Return Bond Fund - Class M Shares	7,084	4,402
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3	385	48
MFS® New Discovery Fund - Class R3	213	74
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class Shares	70	16
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	1,061	377
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	1,866	1,752
New Perspective Fund®:
New Perspective Fund® - Class R-3	155	1,011
New Perspective Fund® - Class R-4	26,517	10,901
New World Fund, Inc.®:
New World Fund® - Class R-4	315	809
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	441	261
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	7,203	5,980
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class	4,634	3,934
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	462	372
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	3,976	7,461
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	915	3,829
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	134	137
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	94	14
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	5	—
Pioneer High Yield VCT Portfolio - Class I	1,712	2,507
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	44	21
RiverSource Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	2,036	1,103
Royce Fund:
Royce Total Return Fund - Service Class	3	—
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	1,729	1,362

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	$ 3,737	$ 1,969
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	7,832	2,814
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	31	677
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	45	30
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	2,528	1,238
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	42	138
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	3,233	3,972
Templeton Global Bond Fund - Class A	9,231	18,915
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	24	11
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	—	3
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	3,937	963
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	7,378	7,320
Vanguard® Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	157	—
Vanguard® Total Bond Market Index Fund - Investor Shares	4	4
Vanguard® Total International Stock Index Fund - Admiral™ Shares	14	—
Vanguard® Total International Stock Index Fund - Investor Shares	7	7
Vanguard® Whitehall Funds:
Diversified Value Portfolio	14	29
Equity Income Portfolio	27	40
Small Company Growth Portfolio	12	10
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	104	331
Victory Sycamore Established Value Fund - Class A	2,040	662
Victory Sycamore Small Company Opportunity Fund - Class R	1	2
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	17,613	28,794
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	26	38
Voya Real Estate Fund - Class A	311	327
Voya Funds Trust:
Voya Floating Rate Fund - Class A	1,905	667
Voya GNMA Income Fund - Class A	771	903
Voya Intermediate Bond Fund - Class A	141	172
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	40,599	43,207
Voya Intermediate Bond Portfolio - Class S	108	144

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	$ 799	$ 528
Voya High Yield Portfolio - Adviser Class	2	18
Voya High Yield Portfolio - Institutional Class	72,597	6,846
Voya High Yield Portfolio - Service Class	2,471	23,441
Voya Large Cap Growth Portfolio - Adviser Class	15	17
Voya Large Cap Growth Portfolio - Institutional Class	99,170	46,223
Voya Large Cap Growth Portfolio - Service Class	1,874	10,055
Voya Large Cap Value Portfolio - Adviser Class	1	2
Voya Large Cap Value Portfolio - Institutional Class	27,385	29,639
Voya Large Cap Value Portfolio - Service Class	285	466
Voya Limited Maturity Bond Portfolio - Adviser Class	—	11
Voya U.S. Stock Index Portfolio - Institutional Class	7,369	2,916
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	—	10
VY® Clarion Global Real Estate Portfolio - Institutional Class	5,190	8,384
VY® Clarion Real Estate Portfolio - Adviser Class	1	—
VY® Clarion Real Estate Portfolio - Institutional Class	70	274
VY® Clarion Real Estate Portfolio - Service Class	2,803	5,109
VY® Invesco Growth and Income Portfolio - Institutional Class	5,275	5,883
VY® Invesco Growth and Income Portfolio - Service Class	4,952	5,058
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	14	11
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	1,728	1,571
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	4,561	3,889
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	3	27
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	16,371	5,521
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	13,292	3,182
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	1	—
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	23	6
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	70,047	21,197
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	124,036	35,418
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	267	70
VY® T. Rowe Price Equity Income Portfolio - Service Class	30,633	9,950
VY® T. Rowe Price International Stock Portfolio - Adviser Class	7	19
VY® T. Rowe Price International Stock Portfolio - Service Class	1,427	1,279
VY® Templeton Global Growth Portfolio - Institutional Class	136	553
VY® Templeton Global Growth Portfolio - Service Class	756	4,161
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	55,250	44,208
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	17	11
Voya Multi-Manager International Small Cap Fund - Class A	16	80
Voya Multi-Manager International Small Cap Fund - Class I	248	560
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	26	6
Voya Global Bond Portfolio - Initial Class	6,274	8,868
Voya Global Bond Portfolio - Service Class	183	46
Voya Index Solution 2025 Portfolio - Initial Class	2,998	3,191
Voya Index Solution 2025 Portfolio - Service 2 Class	529	1,437

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc.: (continued)
Voya Index Solution 2025 Portfolio - Service Class	$ 1,701	$ 545
Voya Index Solution 2035 Portfolio - Initial Class	4,531	3,146
Voya Index Solution 2035 Portfolio - Service 2 Class	504	298
Voya Index Solution 2035 Portfolio - Service Class	1,926	190
Voya Index Solution 2045 Portfolio - Initial Class	4,499	3,763
Voya Index Solution 2045 Portfolio - Service 2 Class	898	353
Voya Index Solution 2045 Portfolio - Service Class	1,068	312
Voya Index Solution 2055 Portfolio - Initial Class	3,538	2,569
Voya Index Solution 2055 Portfolio - Service 2 Class	465	229
Voya Index Solution 2055 Portfolio - Service Class	1,127	301
Voya Index Solution Income Portfolio - Initial Class	1,076	1,734
Voya Index Solution Income Portfolio - Service 2 Class	60	381
Voya Index Solution Income Portfolio - Service Class	283	205
Voya International High Dividend Low Volatility Portfolio - Adviser Class	23	26
Voya International High Dividend Low Volatility Portfolio - Initial Class	8,366	7,652
Voya International High Dividend Low Volatility Portfolio - Service Class	13	37
Voya Solution 2025 Portfolio - Adviser Class	39	68
Voya Solution 2025 Portfolio - Initial Class	3,528	1,741
Voya Solution 2025 Portfolio - Service 2 Class	1,174	3,055
Voya Solution 2025 Portfolio - Service Class	21,373	21,475
Voya Solution 2035 Portfolio - Adviser Class	44	11
Voya Solution 2035 Portfolio - Initial Class	3,991	881
Voya Solution 2035 Portfolio - Service 2 Class	2,020	3,035
Voya Solution 2035 Portfolio - Service Class	25,664	19,255
Voya Solution 2045 Portfolio - Adviser Class	2	—
Voya Solution 2045 Portfolio - Initial Class	2,695	900
Voya Solution 2045 Portfolio - Service 2 Class	1,117	1,904
Voya Solution 2045 Portfolio - Service Class	20,376	11,951
Voya Solution 2055 Portfolio - Initial Class	1,673	265
Voya Solution 2055 Portfolio - Service 2 Class	739	869
Voya Solution 2055 Portfolio - Service Class	8,547	3,559
Voya Solution Balanced Portfolio - Service Class	1,104	869
Voya Solution Income Portfolio - Adviser Class	39	29
Voya Solution Income Portfolio - Initial Class	1,289	1,377
Voya Solution Income Portfolio - Service 2 Class	327	984
Voya Solution Income Portfolio - Service Class	4,809	13,033
Voya Solution Moderately Conservative Portfolio - Service Class	1,621	795
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	14	9
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	6,193	10,309
VY® American Century Small-Mid Cap Value Portfolio - Service Class	9,314	8,570
VY® Baron Growth Portfolio - Adviser Class	167	36
VY® Baron Growth Portfolio - Service Class	69,963	15,607
VY® Columbia Contrarian Core Portfolio - Service Class	5,248	2,049
VY® Columbia Small Cap Value II Portfolio - Adviser Class	18	4
VY® Columbia Small Cap Value II Portfolio - Service Class	1,177	1,227
VY® Invesco Comstock Portfolio - Adviser Class	63	29
VY® Invesco Comstock Portfolio - Service Class	14,516	8,193
VY® Invesco Equity and Income Portfolio - Adviser Class	109	122

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc.: (continued)
VY® Invesco Equity and Income Portfolio - Initial Class	$ 21,620	$ 29,568
VY® Invesco Equity and Income Portfolio - Service Class	143	370
VY® Invesco Oppenheimer Global Portfolio - Adviser Class	46	22
VY® Invesco Oppenheimer Global Portfolio - Initial Class	99,464	63,823
VY® Invesco Oppenheimer Global Portfolio - Service Class	417	157
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	38	37
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	3,481	3,583
VY® JPMorgan Mid Cap Value Portfolio - Service Class	9,082	9,301
VY® Pioneer High Yield Portfolio - Initial Class	5,080	42,748
VY® Pioneer High Yield Portfolio - Service Class	38	245
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	51	20
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	55,695	39,104
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	269	481
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	257	140
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	126,073	39,590
VY® T. Rowe Price Growth Equity Portfolio - Service Class	979	1,337
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	1,873	1,352
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	6,790	4,385
Voya Strategic Allocation Growth Portfolio - Class I	10,259	5,425
Voya Strategic Allocation Moderate Portfolio - Class I	8,748	7,530
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	169	88
Voya Growth and Income Portfolio - Class I	136,462	147,625
Voya Growth and Income Portfolio - Class S	53	33
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	11,161	9,089
Voya Global Equity Portfolio - Class S	1,272	1,637
Voya Index Plus LargeCap Portfolio - Class I	39,672	45,174
Voya Index Plus LargeCap Portfolio - Class S	22	28
Voya Index Plus MidCap Portfolio - Class I	33,824	32,649
Voya Index Plus MidCap Portfolio - Class S	12	21
Voya Index Plus SmallCap Portfolio - Class I	21,758	16,909
Voya Index Plus SmallCap Portfolio - Class S	28	24
Voya International Index Portfolio - Class I	4,993	4,794
Voya International Index Portfolio - Class S	—	—
Voya Russell™ Large Cap Growth Index Portfolio - Class I	20,131	9,039
Voya Russell™ Large Cap Growth Index Portfolio - Class S	663	165
Voya Russell™ Large Cap Index Portfolio - Class I	25,486	11,884
Voya Russell™ Large Cap Index Portfolio - Class S	35	72
Voya Russell™ Large Cap Value Index Portfolio - Class I	89	210
Voya Russell™ Large Cap Value Index Portfolio - Class S	3,747	1,999
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	4,476	2,442
Voya Russell™ Mid Cap Index Portfolio - Class I	41,878	10,091
Voya Russell™ Small Cap Index Portfolio - Class I	19,720	5,714
Voya Small Company Portfolio - Class I	20,669	18,841

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Purchases	Sales
		(Dollars in thousands)
Voya Variable Portfolios, Inc.: (continued)
Voya Small Company Portfolio - Class S		$ 28	$ 1
Voya U.S. Bond Index Portfolio - Class I		5,930	3,222
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I		33,805	26,495
Voya MidCap Opportunities Portfolio - Class S		164	238
Voya SmallCap Opportunities Portfolio - Class I		10,866	8,283
Voya SmallCap Opportunities Portfolio - Class S		30	45
Wanger Advisors Trust:
Wanger International		4,984	5,440
Wanger Select		8,679	8,460
Wanger USA		20,423	9,550
Washington Mutual Investors Fund	, Inc.:
Washington Mutual Investors Fund	- Class R-3	215	1,884
Washington Mutual Investors Fund	- Class R-4	23,657	13,019
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A		19	128
Wells Fargo Small Company Growth Fund - Administrator Class		2,391	2,302
Wells Fargo Small Company Value Fund - Class A		126	8
Wells Fargo Special Small Cap Value Fund - Class A		3,318	9,910

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

7. Changes in Units

The changes in units outstanding were as follows:

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	3,335	4,821	(1,486)	2,540	2,840	(300)
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	2,225	2,268	(43)	2,023	2,392	(369)
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	292,265	137,915	154,350	323,536	118,855	204,681
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	9,672	4,336	5,336	26,145	14,496	11,649
Invesco Oppenheimer Capital Appreciation Fund - Class A	14	537	(523)	71	235	(164)
AIM Equity Funds:
Invesco Oppenheimer Main Street Fund - Class A	53,070	21,659	31,411	29,167	12,829	16,338
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	33,263	34,147	(884)	25,794	41,930	(16,136)
Invesco Small Cap Growth Fund - Class A	477	443	34	385	398	(13)
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	12,166	8,394	3,772	11,950	16,161	(4,211)
Invesco Oppenheimer International Growth Fund - Class Y	17,380	4,948	12,432	18,344	5,689	12,655
Invesco Oppenheimer International Small-Mid Company Fund - Class Y	11,983	4,697	7,286	16,479	17,187	(708)
AIM Investment Funds:
Invesco Endeavor Fund - Class A	426	72	354	366	273	93
Invesco Health Care Fund - Investor Class	664	1,292	(628)	400	64	336
Invesco Oppenheimer Developing Markets Fund - Class A	426,872	688,892	(262,020)	562,912	880,372	(317,460)
Invesco Oppenheimer Developing Markets Fund - Class Y	398,801	618,572	(219,771)	499,443	700,702	(201,259)
Invesco Oppenheimer International Bond Fund - Class A	4,243	12,270	(8,027)	3,687	4,988	(1,301)
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	20,350	3,047	17,303	18,274	4,268	14,006
AIM Sector Funds:
Invesco American Value Fund - Class R5	26,112	20,680	5,432	16,141	6,992	9,149
Invesco Energy Fund - Class R5	6,685	6,453	232	18,250	28,451	(10,201)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
AIM Sector Funds: (continued)
Invesco Oppenheimer Gold & Special Minerals Fund - Class A	1,998	322	1,676	9,617	9,365	252
Invesco Small Cap Value Fund - Class A	164	1,147	(983)	278	2,313	(2,035)
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	10,446	10,549	(103)	10,451	10,557	(106)
Invesco Oppenheimer V.I. Global Fund - Series I	22	226	(204)	94	438	(344)
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	—	33	(33)	—	—	—
Invesco Oppenheimer V.I. Main Street Fund - Series I	39,868	40,268	(400)	41,101	41,520	(419)
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	518,673	363,322	155,351	178,407	236,418	(58,011)
Invesco V.I. American Franchise Fund - Series I	108,396	156,416	(48,020)	933,783	940,853	(7,070)
Invesco V.I. Core Equity Fund - Series I	241,418	408,840	(167,422)	232,986	403,895	(170,909)
Alger Funds II:
Alger Responsible Investing Fund - Class A	50,023	79,869	(29,846)	107,288	79,216	28,072
Alger Funds:
Alger Capital Appreciation Fund - Class A	624	1,392	(768)	1,001	500	501
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	78	4,261	(4,183)	388	320	68
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	—	—	—	—	—
AllianzGI NFJ Small-Cap Value Fund - Class A	3,377	11,620	(8,243)	2,174	5,013	(2,839)
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	778,123	499,788	278,335	340,170	381,873	(41,703)
Amana Income Fund - Investor Class	339,910	612,717	(272,807)	352,927	564,246	(211,319)
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	28,750	78,420	(49,670)	36,918	39,504	(2,586)
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	10,473	4,201	6,272	33,937	28,383	5,554
American Century Government Income Trust:
Inflation-Adjusted Bond Fund - Investor Class	374,317	715,819	(341,502)	441,789	608,168	(166,379)
American Century Quantitative Equity Funds, Inc.:
Income & Growth Fund - A Class	52,307	68,726	(16,419)	39,906	54,342	(14,436)
American Funds® Fundamental Investors:
Fundamental InvestorsSM - Class R-3	26,084	27,923	(1,839)	16,664	20,878	(4,214)
Fundamental InvestorsSM - Class R-4	639,733	724,054	(84,321)	825,392	1,108,120	(282,728)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
American Mutual Fund®:
American Mutual Fund® - Class R-4	31,781	347,268	(315,487)	114,454	48,063	66,391
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	553,278	496,985	56,293	145,169	420,367	(275,198)
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	1,465	12,911	(11,446)	2,692	4,370	(1,678)
Ariel Fund - Investor Class	78,211	109,737	(31,526)	122,554	139,375	(16,821)
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	131,596	232,713	(101,117)	157,440	298,813	(141,373)
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	5,512	5,681	(169)	24,645	27,453	(2,808)
BlackRock Funds :
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	171,068	200,796	(29,728)	259,208	62,971	196,237
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	440,543	626,573	(186,030)	755,383	515,560	239,823
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	2,289	345	1,944	3,374	3,621	(247)
BlackRock Mid Cap Dividend Fund - Investor A Shares	52,704	69,628	(16,924)	69,089	109,706	(40,617)
Bond Fund of America , Inc.:
Bond Fund of America - Class R-4	441,892	158,976	282,916	289,558	267,961	21,597
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A	689	7	682	—	—	—
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	267,703	320,256	(52,553)	416,831	494,473	(77,642)
Capital Income Builder®, Inc.:
Capital Income Builder® - Class R-4	175,704	118,564	57,140	183,827	126,156	57,671
Capital World Growth & Income Fund , Inc.:
Capital World Growth & Income FundSM - Class R-3	12,059	14,324	(2,265)	10,249	11,660	(1,411)
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	117,402	18,190	99,212	5,524	250	5,274
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	242,096	180,546	61,550	111,978	188,383	(76,405)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Columbia Acorn® Trust:
Columbia Acorn® Fund - Class A Shares	101	282	(181)	90	143	(53)
Columbia Acorn® Fund - Institutional Class	98	—	98	92	—	92
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares	48,189	175,999	(127,810)	50,526	74,206	(23,680)
Columbia Select Mid Cap Value Fund - Institutional Class	—	—	—	—	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	277	8,232	(7,955)	530	1,626	(1,096)
Davis Series, Inc.:
Davis Financial Fund - Class Y	1,220	476	744	6,910	6,341	569
Delaware Small Cap Value Fund - Class A	87,811	105,945	(18,134)	54,456	100,588	(46,132)
Delaware Group® Equity Funds V:
Delaware Smid Cap Growth Fund - Institutional Class	169,373	98,871	70,502	230,617	73,531	157,086
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	412	262	150	559	1,491	(932)
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S	2,925	3,449	(524)	4,855	6,669	(1,814)
DFA Investment Dimensions Group, Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional Class Shares	60,055	35,497	24,558	79,667	30,194	49,473
DFA Inflation-Protected Securities Portfolio - Institutional Class Shares	57,794	41,991	15,803	47,210	10,042	37,168
DFA U.S. Targeted Value Portfolio - Institutional Class Shares	286,756	138,695	148,061	292,340	130,569	161,771
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	2,022	1,128	894	1,717	1,598	119
Dodge & Cox Stock Fund	872	2,789	(1,917)	1,174	710	464
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	—	35	(35)	—	—	—
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	35,315	81,016	(45,701)	46,193	73,788	(27,595)
EuroPacific Growth Fund® - Class R-4	2,618,134	3,575,657	(957,523)	1,854,415	2,594,183	(739,768)
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares	576	—	576	280	118	162

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	40,493	15,596	24,897	58,499	34,995	23,504
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	8,953,210	8,520,864	432,346	5,241,249	8,158,655	(2,917,406)
Fidelity® VIP Index 500 Portfolio - Initial Class	498,139	453,664	44,475	509,141	450,626	58,515
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	29,716	46,510	(16,794)	25,178	51,771	(26,593)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,276,592	2,848,729	(572,137)	2,282,938	3,158,805	(875,867)
Fidelity® VIP Growth Portfolio - Initial Class	7,629,004	8,345,272	(716,268)	2,025,621	2,577,802	(552,181)
Fidelity® VIP High Income Portfolio - Initial Class	70,801	81,116	(10,315)	63,483	100,320	(36,837)
Fidelity® VIP Overseas Portfolio - Initial Class	120,295	240,637	(120,342)	219,286	378,218	(158,932)
Franklin Mutual Series Fund, Inc.:
Franklin Mutual Global Discovery Fund - Class R	9,508	27,093	(17,585)	19,255	30,968	(11,713)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	4,972	7,323	(2,351)	7,523	6,389	1,134
Franklin Natural Resources Fund - Advisor Class	703	156	547	928	3,047	(2,119)
Franklin Small-Mid Cap Growth Fund - Class A	7,463	7,522	(59)	11,452	12,856	(1,404)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	737,836	924,671	(186,835)	738,743	1,148,874	(410,131)
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares	3,079	1,930	1,149	4,181	6,991	(2,810)
Growth Fund of America®, Inc.:
Growth Fund of America® - Class R-3	51,323	171,104	(119,781)	91,390	144,684	(53,294)
Growth Fund of America® - Class R-4	1,062,276	2,305,597	(1,243,321)	1,549,568	2,301,436	(751,868)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	4	(4)	—	—	—
The Hartford Dividend And Growth Fund - Class R4	43	55	(12)	32	—	32
The Hartford International Opportunities Fund - Class R4	28,339	42,836	(14,497)	77,770	39,116	38,654
Income Fund of America®:
Income Fund of America® - Class R-3	24,099	32,836	(8,737)	21,310	36,023	(14,713)
Ivy Funds, Inc.:
Ivy Science and Technology Fund - Class Y	559,744	368,528	191,216	574,692	351,992	222,700

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	18	322	(304)	—	77	(77)
Janus Henderson Enterprise Portfolio - Institutional Shares	132	223	(91)	146	614	(468)
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	52	(52)	—	72	(72)
Janus Henderson Global Research Portfolio - Institutional Shares	19	39	(20)	25	66	(41)
Janus Henderson Research Portfolio - Institutional Shares	29	498	(469)	61	58	3
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	129,596	17,767	111,829	53,643	28,962	24,681
JPMorgan Government Bond Fund - Class I Shares	371,817	197,132	174,685	132,583	69,047	63,536
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	28,239	19,291	8,948	32,328	35,727	(3,399)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	3,295	12,090	(8,795)	12,149	22,834	(10,685)
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	362	1	361	3,251	46,884	(43,633)
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	40,269	97,662	(57,393)	44,320	157,519	(113,199)
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	16,174	12,129	4,045	9,991	11,494	(1,503)
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	499	1,125	(626)	356	732	(376)
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	852	765	87	161	691	(530)
Lord Abbett Short Duration Income Fund - Class R4	352,127	262,069	90,058	479,573	287,629	191,944
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	2,910	3,459	(549)	16,185	16,337	(152)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	2,270	20,734	(18,464)	1,590	2,878	(1,288)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	372	5,188	(4,816)	6,812	5,875	937

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	859,316	966,453	(107,137)	620,578	1,011,079	(390,501)
MainStay Funds:
Mainstay Large Cap Growth Fund - Class R3	—	—	—	—	—	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	700	751	(51)	576	423	153
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares	501,737	197,761	303,976	564,090	209,346	354,744
Metropolitan West Total Return Bond Fund - Class M Shares	1,026,120	801,256	224,864	527,675	516,521	11,154
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3	27,421	5,042	22,379	25,827	18,295	7,532
MFS® New Discovery Fund - Class R3	11,790	4,522	7,268	5,940	5,016	924
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class Shares	1,732	507	1,225	16,490	12,322	4,168
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	56,622	32,177	24,445	50,656	22,716	27,940
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	66,588	106,935	(40,347)	59,842	96,469	(36,627)
New Perspective Fund®:
New Perspective Fund® - Class R-3	14,586	41,249	(26,663)	17,607	23,930	(6,323)
New Perspective Fund® - Class R-4	1,353,280	1,057,059	296,221	1,356,106	1,262,387	93,719
New World Fund, Inc.®:
New World Fund® - Class R-4	26,400	70,344	(43,944)	40,760	23,111	17,649
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	25,168	22,006	3,162	24,624	40,227	(15,603)
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	343,652	325,246	18,406	267500	196306	71194
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class	171,002	300,373	(129,371)	162,436	292,297	(129,861)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	82,758	74,465	8,293	96,633	65,926	30,707
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	638,426	900,988	(262,562)	581,573	1,160,188	(578,615)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	41,248	206,532	(165,284)	43,201	148,991	(105,790)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	9,717	11,394	(1,677)	17,457	19,970	(2,513)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	11,240	6,710	4,530	33,199	25,903	7,296
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	144	—	144	—	—	—
Pioneer High Yield VCT Portfolio - Class I	102,594	170,322	(67,728)	95,021	316,062	(221,041)
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	2,678	1,565	1,113	2,847	964	1,883
RiverSource Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	171,425	137,220	34,205	1,218,739	320,693	898,046
Royce Fund:
Royce Total Return Fund - Service Class	202	1	201	1,446	830	616
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	118,802	123,013	(4,211)	202,644	159,788	42,856
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	246,943	211,926	35,017	247,719	266,195	(18,476)
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	358,848	183,564	175,284	411,370	167,826	243,544
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	4,822	25,183	(20,361)	1,390	7,933	(6,543)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	1,766	1,199	567	3,609	2,358	1,251
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	247,746	142,197	105,549	200,181	179,012	21,169
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	1,801	7,958	(6,157)	2,867	2,589	278
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	225,681	406,765	(181,084)	218,255	536,138	(317,883)
Templeton Global Bond Fund - Class A	568,967	1,396,925	(827,958)	790,482	1,112,094	(321,612)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	1,200	776	424	3,134	5,145	(2,011)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	4	198	(194)	7	—	7
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	229,440	92,589	136,851	287,860	107,570	180,290
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	2,474,145	2,426,952	47,193	2,210,557	1,705,477	505,080
Vanguard® Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	14,974	7	14,967	—	—	—
Vanguard® Total Bond Market Index Fund - Investor Shares	428	450	(22)	60	38	22
Vanguard® Total International Stock Index Fund - Admiral™ Shares	1,377	1	1,376	—	—	—
Vanguard® Total International Stock Index Fund - Investor Shares	751	752	(1)	2	1	1
Vanguard® Whitehall Funds:
Diversified Value Portfolio	109	1,048	(939)	150	—	150
Equity Income Portfolio	1,073	1,903	(830)	384	595	(211)
Small Company Growth Portfolio	418	530	(112)	178	24	154
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	9,063	26,028	(16,965)	18,447	3,677	14,770
Victory Sycamore Established Value Fund - Class A	136,964	56,828	80,136	137,810	37,383	100,427
Victory Sycamore Small Company Opportunity Fund - Class R	29	70	(41)	82	1,744	(1,662)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	4,694,227	5,076,628	(382,401)	6,742,832	7,575,146	(832,314)
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	2,723	3,646	(923)	487	4,659	(4,172)
Voya Real Estate Fund - Class A	22,804	26,996	(4,192)	4,667	5,070	(403)
Voya Funds Trust:
Voya Floating Rate Fund - Class A	177,572	71,884	105,688	187,063	33,201	153,862
Voya GNMA Income Fund - Class A	90,411	96,108	(5,697)	61,854	92,151	(30,297)
Voya Intermediate Bond Fund - Class A	15,201	18,497	(3,296)	26,962	25,157	1,805
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	45,492,601	45,098,380	394,221	8,682,857	10,545,203	(1,862,346)
Voya Intermediate Bond Portfolio - Class S	2,485	8,757	(6,272)	3,841	36,157	(32,316)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	74,503	61,079	13,424	50,964	74,097	(23,133)
Voya High Yield Portfolio - Adviser Class	16	1,257	(1,241)	703	456	247
Voya High Yield Portfolio - Institutional Class	6,287,453	1,327,502	4,959,951	452,830	646,153	(193,323)
Voya High Yield Portfolio - Service Class	145,279	1,121,044	(975,765)	192,320	241,528	(49,208)
Voya Large Cap Growth Portfolio - Adviser Class	28	612	(584)	95	2,668	(2,573)
Voya Large Cap Growth Portfolio - Institutional Class	3,084,914	3,476,955	(392,041)	3,215,071	4,844,168	(1,629,097)
Voya Large Cap Growth Portfolio - Service Class	46,401	331,074	(284,673)	136,077	98,030	38,047
Voya Large Cap Value Portfolio - Adviser Class	—	165	(165)	—	293	(293)
Voya Large Cap Value Portfolio - Institutional Class	3,108,101	4,552,451	(1,444,350)	4,399,552	6,915,673	(2,516,121)
Voya Large Cap Value Portfolio - Service Class	14,631	31,237	(16,606)	16,267	37,742	(21,475)
Voya Limited Maturity Bond Portfolio - Adviser Class	41	1,075	(1,034)	462	65	397
Voya U.S. Stock Index Portfolio - Institutional Class	2,403,892	1,164,216	1,239,676	267,834	238,350	29,484
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	20	961	(941)	385	1,438	(1,053)
VY® Clarion Global Real Estate Portfolio - Institutional Class	753,650	954,444	(200,794)	583,017	1,268,139	(685,122)
VY® Clarion Real Estate Portfolio - Adviser Class	—	—	—	—	273	(273)
VY® Clarion Real Estate Portfolio - Institutional Class	1,213,213	1,224,421	(11,208)	1,463,723	1,478,067	(14,344)
VY® Clarion Real Estate Portfolio - Service Class	265,750	417,622	(151,872)	238,155	874,112	(635,957)
VY® Invesco Growth and Income Portfolio - Institutional Class	98,637	330,737	(232,100)	202,583	264,268	(61,685)
VY® Invesco Growth and Income Portfolio - Service Class	120,546	276,273	(155,727)	155,878	271,113	(115,235)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	159	430	(271)	551	1,383	(832)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	68,740	88,809	(20,069)	102,288	196,283	(93,995)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	216,788	231,527	(14,739)	301,101	437,189	(136,088)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	36	1,168	(1,132)	413	1,338	(925)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	260,204	340,564	(80,360)	339,333	270,162	69,171
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	239,955	214,661	25,294	279,952	265,596	14,356
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	25	—	25	56	2,105	(2,049)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	—	210	(210)	—	9,463	(9,463)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	2,865,017	1,727,657	1,137,360	2,291,923	1,789,593	502,330
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	6,531,993	4,965,966	1,566,027	5,231,426	5,492,918	(261,492)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	325	2,909	(2,584)	4,404	14,884	(10,480)
VY® T. Rowe Price Equity Income Portfolio - Service Class	2,640,654	2,101,403	539,251	997,078	1,218,288	(221,210)

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Voya Investors Trust: (continued)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	91	1,484	(1,393)	794	120	674
VY® T. Rowe Price International Stock Portfolio - Service Class	74,210	90,184	(15,974)	80,119	120,148	(40,029)
VY® Templeton Global Growth Portfolio - Institutional Class	2,134	27,821	(25,687)	2,953	7,620	(4,667)
VY® Templeton Global Growth Portfolio - Service Class	16,738	327,292	(310,554)	53,699	112,188	(58,489)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	16,139,130	14,937,448	1,201,682	24,561,612	23,410,403	1,151,209
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	2,160	2,386	(226)	365	241	124
Voya Multi-Manager International Small Cap Fund - Class A	634	3,343	(2,709)	2,293	4,251	(1,958)
Voya Multi-Manager International Small Cap Fund - Class I	26,749	54,944	(28,195)	144,671	125,061	19,610
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	907	283	624	1,754	719	1,035
Voya Global Bond Portfolio - Initial Class	3,061,951	3,318,856	(256,905)	4,754,221	5,011,738	(257,517)
Voya Global Bond Portfolio - Service Class	26,139	17,957	8,182	27,893	41,635	(13,742)
Voya Index Solution 2025 Portfolio - Initial Class	129,703	152,754	(23,051)	166,873	132,294	34,579
Voya Index Solution 2025 Portfolio - Service 2 Class	84,986	139,512	(54,526)	55,739	145,253	(89,514)
Voya Index Solution 2025 Portfolio - Service Class	195,661	151,860	43,801	46,263	33,408	12,855
Voya Index Solution 2035 Portfolio - Initial Class	174,556	144,015	30,541	209,775	70,155	139,620
Voya Index Solution 2035 Portfolio - Service 2 Class	33,573	27,753	5,820	54,256	89,312	(35,056)
Voya Index Solution 2035 Portfolio - Service Class	169,387	113,114	56,273	52,591	17,799	34,792
Voya Index Solution 2045 Portfolio - Initial Class	158,543	152,399	6,144	170,219	118,600	51,619
Voya Index Solution 2045 Portfolio - Service 2 Class	53,238	34,787	18,451	59,644	93,885	(34,241)
Voya Index Solution 2045 Portfolio - Service Class	108,273	88,767	19,506	38,706	3,866	34,840
Voya Index Solution 2055 Portfolio - Initial Class	166,846	126,462	40,384	146,032	65,907	80,125
Voya Index Solution 2055 Portfolio - Service 2 Class	27,129	19,041	8,088	55,536	55,690	(154)
Voya Index Solution 2055 Portfolio - Service Class	89,652	56,262	33,390	49,871	28,560	21,311
Voya Index Solution Income Portfolio - Initial Class	59,518	99,172	(39,654)	60,736	100,971	(40,235)
Voya Index Solution Income Portfolio - Service 2 Class	26,579	49,852	(23,273)	33,518	48,263	(14,745)
Voya Index Solution Income Portfolio - Service Class	44,273	40,389	3,884	17,270	17,768	(498)
Voya International High Dividend Low Volatility Portfolio - Adviser Class	395	2,324	(1,929)	888	1,979	(1,091)
Voya International High Dividend Low Volatility Portfolio - Initial Class	1,665,987	2,212,099	(546,112)	1,922,756	2,696,545	(773,789)

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Voya Partners, Inc.: (continued)
Voya International High Dividend Low Volatility Portfolio - Service Class	1,867	3,960	(2,093)	4,610	11,503	(6,893)
Voya Solution 2025 Portfolio - Adviser Class	259	3,801	(3,542)	269	1,040	(771)
Voya Solution 2025 Portfolio - Initial Class	236,313	149,325	86,988	167,477	132,519	34,958
Voya Solution 2025 Portfolio - Service 2 Class	104,467	227,740	(123,273)	221,827	237,844	(16,017)
Voya Solution 2025 Portfolio - Service Class	1,287,027	1,749,146	(462,119)	1,548,805	2,165,537	(616,732)
Voya Solution 2035 Portfolio - Adviser Class	59	529	(470)	241	1,320	(1,079)
Voya Solution 2035 Portfolio - Initial Class	240,497	75,637	164,860	174,676	56,333	118,343
Voya Solution 2035 Portfolio - Service 2 Class	282,459	380,990	(98,531)	291,368	295,918	(4,550)
Voya Solution 2035 Portfolio - Service Class	1,435,921	1,672,162	(236,241)	1,342,086	1,706,633	(364,547)
Voya Solution 2045 Portfolio - Adviser Class	15	14	1	33	678	(645)
Voya Solution 2045 Portfolio - Initial Class	172,097	90,496	81,601	166,443	122,344	44,099
Voya Solution 2045 Portfolio - Service 2 Class	125,765	184,940	(59,175)	162,254	158,821	3,433
Voya Solution 2045 Portfolio - Service Class	1,079,684	1,136,874	(57,190)	1,101,549	1,737,240	(635,691)
Voya Solution 2055 Portfolio - Initial Class	105,231	27,950	77,281	66,358	31,097	35,261
Voya Solution 2055 Portfolio - Service 2 Class	56,600	69,219	(12,619)	75,929	58,437	17,492
Voya Solution 2055 Portfolio - Service Class	542,185	366,855	175,330	475,658	466,888	8,770
Voya Solution Balanced Portfolio - Service Class	57,489	69,726	(12,237)	82,776	141,546	(58,770)
Voya Solution Income Portfolio - Adviser Class	—	1,528	(1,528)	—	1,331	(1,331)
Voya Solution Income Portfolio - Initial Class	88,856	120,185	(31,329)	145,605	188,592	(42,987)
Voya Solution Income Portfolio - Service 2 Class	96,853	149,150	(52,297)	103,201	164,549	(61,348)
Voya Solution Income Portfolio - Service Class	667,378	1,183,991	(516,613)	541,335	1,181,620	(640,285)
Voya Solution Moderately Conservative Portfolio - Service Class	122,790	80,597	42,193	81,321	144,038	(62,717)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	329	319	10	21	950	(929)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	158,796	454,173	(295,377)	244,819	260,725	(15,906)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	1,821,555	1,273,548	548,007	684,409	842,315	(157,906)
VY® Baron Growth Portfolio - Adviser Class	306	1,155	(849)	974	5,067	(4,093)
VY® Baron Growth Portfolio - Service Class	2,199,034	1,621,251	577,783	1,229,102	1,339,128	(110,026)
VY® Columbia Contrarian Core Portfolio - Service Class	68,823	106,652	(37,829)	372,988	429,177	(56,189)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	203	(203)	—	735	(735)
VY® Columbia Small Cap Value II Portfolio - Service Class	45,575	83,365	(37,790)	55,164	69,093	(13,929)

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Voya Partners, Inc.: (continued)
VY® Invesco Comstock Portfolio - Adviser Class	301	1,248	(947)	732	8,391	(7,659)
VY® Invesco Comstock Portfolio - Service Class	1,557,631	1,656,610	(98,979)	623,188	865,910	(242,722)
VY® Invesco Equity and Income Portfolio - Adviser Class	405	5,431	(5,026)	15,305	18,175	(2,870)
VY® Invesco Equity and Income Portfolio - Initial Class	1,609,527	2,809,804	(1,200,277)	1,687,901	3,385,785	(1,697,884)
VY® Invesco Equity and Income Portfolio - Service Class	16,784	35,912	(19,128)	13,576	36,766	(23,190)
VY® Invesco Oppenheimer Global Portfolio - Adviser Class	100	856	(756)	594	8,906	(8,312)
VY® Invesco Oppenheimer Global Portfolio - Initial Class	3,330,556	5,093,462	(1,762,906)	3,217,060	5,185,833	(1,968,773)
VY® Invesco Oppenheimer Global Portfolio - Service Class	4,786	5,230	(444)	4,429	7,033	(2,604)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	109	1,286	(1,177)	665	3,261	(2,596)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	84,055	227,949	(143,894)	96,404	190,395	(93,991)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	739,176	935,458	(196,282)	568,040	780,619	(212,579)
VY® Pioneer High Yield Portfolio - Initial Class	5,972,793	7,752,033	(1,779,240)	902,814	957,110	(54,296)
VY® Pioneer High Yield Portfolio - Service Class	1,911	11,357	(9,446)	6,703	16,221	(9,518)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	296	535	(239)	169	1,091	(922)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	2,014,985	2,634,191	(619,206)	1,995,216	3,110,321	(1,115,105)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	4,093	12,811	(8,718)	7,369	10,717	(3,348)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	381	3,919	(3,538)	4,016	27,807	(23,791)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	15,209,008	13,793,775	1,415,233	4,040,160	4,348,348	(308,188)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	10,132	37,585	(27,453)	25,630	41,004	(15,374)
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	115,626	123,565	(7,939)	186,564	115,413	71,151
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,176,834	1,175,186	1,648	916,794	965,008	(48,214)
Voya Strategic Allocation Growth Portfolio - Class I	483,348	570,917	(87,569)	471,427	685,366	(213,939)
Voya Strategic Allocation Moderate Portfolio - Class I	845,269	992,141	(146,872)	901,240	1,151,914	(250,674)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	200	3,804	(3,604)	1,106	6,837	(5,731)
Voya Growth and Income Portfolio - Class I	7,361,771	10,147,939	(2,786,168)	9,301,928	12,386,080	(3,084,152)
Voya Growth and Income Portfolio - Class S	1,531	1,545	(14)	2,972	8,570	(5,598)

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	3,810,656	3,912,017	(101,361)	2,978,563	3,607,774	(629,211)
Voya Global Equity Portfolio - Class S	66,418	154,154	(87,736)	74,787	159,547	(84,760)
Voya Index Plus LargeCap Portfolio - Class I	3,027,125	3,967,308	(940,183)	2,808,901	3,151,649	(342,748)
Voya Index Plus LargeCap Portfolio - Class S	56	1,003	(947)	366	589	(223)
Voya Index Plus MidCap Portfolio - Class I	2,830,622	2,647,839	182,783	1,331,123	2,104,075	(772,952)
Voya Index Plus MidCap Portfolio - Class S	190	794	(604)	16	47	(31)
Voya Index Plus SmallCap Portfolio - Class I	511,557	928,183	(416,626)	626,938	980,858	(353,920)
Voya Index Plus SmallCap Portfolio - Class S	58	978	(920)	33	706	(673)
Voya International Index Portfolio - Class I	1,089,060	1,120,328	(31,268)	1,194,503	1,011,520	182,983
Voya International Index Portfolio - Class S	17	—	17	24	90	(66)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	17,941,062	17,776,014	165,048	1,300,333	1,158,973	141,360
Voya Russell™ Large Cap Growth Index Portfolio - Class S	14,514	5,600	8,914	30,893	23,626	7,267
Voya Russell™ Large Cap Index Portfolio - Class I	1,512,475	1,187,425	325,050	1,591,999	1,014,378	577,621
Voya Russell™ Large Cap Index Portfolio - Class S	176,779	178,294	(1,515)	129,243	129,156	87
Voya Russell™ Large Cap Value Index Portfolio - Class I	5,289	10,542	(5,253)	3,411	5,966	(2,555)
Voya Russell™ Large Cap Value Index Portfolio - Class S	151,755	118,308	33,447	150,542	141,998	8,544
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	113,461	105,139	8,322	114,308	108,684	5,624
Voya Russell™ Mid Cap Index Portfolio - Class I	1,893,371	1,509,026	384,345	1,307,304	1,464,644	(157,340)
Voya Russell™ Small Cap Index Portfolio - Class I	1,830,685	1,031,016	799,669	1,059,747	737,370	322,377
Voya Small Company Portfolio - Class I	1,382,101	1,671,176	(289,075)	1,288,863	1,722,520	(433,657)
Voya Small Company Portfolio - Class S	228	20	208	309	20	289
Voya U.S. Bond Index Portfolio - Class I	611,067	404,644	206,423	517,873	446,971	70,902
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	1,232,609	1,535,476	(302,867)	1,003,860	1,238,215	(234,355)
Voya MidCap Opportunities Portfolio - Class S	2,675	9,437	(6,762)	7,052	7,165	(113)
Voya SmallCap Opportunities Portfolio - Class I	790,086	825,337	(35,251)	581,289	648,097	(66,808)
Voya SmallCap Opportunities Portfolio - Class S	459	1,423	(964)	1,178	680	498
Wanger Advisors Trust:
Wanger International	273,812	549,469	(275,657)	367,937	566,517	(198,580)
Wanger Select	128,252	361,161	(232,909)	178,604	475,320	(296,716)

				Year ended December 31
			2019			2018
				Net			Net
		Units	Units	Increase	Units	Units	Increase
		Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Wanger Advisor Trust: (continued)
Wanger USA		365,912	484,200	(118,288)	552,835	537,821	15,014
Washington Mutual Investors Fund	, Inc.:
Washington Mutual Investors Fund	- Class R-3	15,215	76,988	(61,773)	14,184	28,523	(14,339)
Washington Mutual Investors Fund	- Class R-4	1,483,276	1,354,650	128,626	1,653,844	1,271,247	382,597
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A		448	7,033	(6,585)	539	564	(25)
Wells Fargo Small Company Growth Fund - Administrator Class		201,292	226,086	(24,794)	612,757	197,735	415,022
Wells Fargo Small Company Value Fund - Class A		12,562	789	11,773	—	—	—
Wells Fargo Special Small Cap Value Fund - Class A		137,920	296,042	(158,122)	148,903	363,027	(214,124)

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2019, 2018, 2017, 2016, and 2015, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AB Relative Value Fund - Class A
2019		6	$11.46	to	$28.25	$167	1.17%	0.70%	to	0.90%	22.02%	to	22.09%
2018		8	$22.43	to	$23.46	$174	1.10%	0.60%	to	0.90%	-6.66%	to	-6.57%
2017		8	$24.03	to	$24.37	$191	0.81%	0.80%	to	0.90%	17.68%	to	17.79%
2016		9	$20.42	to	$20.69	$178	1.75%	0.80%	to	0.90%	10.14%	to	10.29%
2015		9	$18.54	to	$18.76	$169	1.08%	0.80%	to	0.90%	0.32%	to	0.37%
AB VPS Growth and Income Portfolio - Class A
2019		24	$28.42	to	$28.86	$700	1.26%	1.15%	to	1.25%	22.39%	to	22.50%
2018		24	$23.22	to	$23.56	$572	1.01%	1.15%	to	1.25%	-6.82%	to	-6.69%
2017		25	$24.91	to	$25.25	$622	1.26%	1.15%	to	1.25%	17.49%	to	17.55%
2016		31	$21.21	to	$21.48	$655	0.95%	1.15%	to	1.25%	9.90%	to	10.04%
2015		25	$19.30	to	$19.52	$484	1.51%	1.15%	to	1.25%	0.47%	to	0.57%
Aberdeen International Equity Fund - Institutional Class
2019		1,475		$11.63		$17,155	1.47%		—			23.46%
2018		1,322		$9.42		$12,452	2.69%		—			-15.14%
2017		1,117		$11.10		$12,399	1.56%		—			26.28%
2016		784		$8.79		$6,893	2.63%		—			6.55%
2015	7/14/2015	249		$8.25		$2,052	(a)		—			(a)
Invesco Floating Rate Fund - Class R5
2019		31	$11.22	to	$11.94	$359	5.96%	0.30%	to	1.40%	6.13%	to	7.28%
2018		26	$10.57	to	$11.13	$279	5.52%	0.30%	to	1.40%	-1.49%	to	-0.27%
2017		14	$10.73	to	$11.16	$156	4.09%	0.30%	to	1.40%	2.88%	to	4.01%
2016		8	$10.42	to	$10.73	$82	4.68%	0.30%	to	1.40%	9.84%	to	10.85%
2015		5	$9.53	to	$9.58	$47	5.06%	0.95%	to	1.25%	-3.74%	to	-3.43%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer Capital Appreciation Fund - Class A
2019		3	$25.38	to	$26.83	$75	—	0.85%	to	1.20%	34.43%	to	34.89%
2018		3	$18.88	to	$19.89	$66	—	0.85%	to	1.20%	-7.09%	to	-6.75%
2017		3	$20.32	to	$21.33	$74	0.01%	0.85%	to	1.20%	25.05%	to	25.47%
2016		4	$16.25	to	$17.00	$64	—	0.85%	to	1.20%	-3.50%	to	-3.19%
2015		5	$16.84	to	$17.56	$85	—	0.85%	to	1.20%	2.00%	to	2.33%
Invesco Oppenheimer Main Street Fund - Class A
2019		112	$13.13	to	$15.16	$1,650	1.02%	0.75%	to	1.20%	30.45%	to	30.91%
2018		81	$10.03	to	$11.60	$910	1.17%	0.75%	to	1.20%	-9.05%	to	-8.57%
2017		64	$10.97	to	$12.72	$796	1.34%	0.75%	to	1.20%	15.34%	to	15.43%
2016	5/13/2016	17		$11.02		$182	(b)		1.20%			(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
Invesco Mid Cap Core Equity Fund - Class A
2019		154	$22.62	to	$29.09	$3,825	0.29%	0.15%	to	1.60%	23.81%	to	25.61%
2018		155	$18.25	to	$23.35	$3,104	0.11%	0.15%	to	1.60%	-13.30%	to	-12.09%
2017		171	$21.05	to	$26.80	$3,949	0.14%	0.15%	to	1.70%	13.12%	to	14.86%
2016		187	$18.57	to	$23.53	$3,791	0.29%	0.15%	to	1.70%	10.34%	to	11.81%
2015		197	$16.83	to	$21.22	$3,609	0.03%	0.15%	to	1.60%	-5.87%	to	-4.45%
Invesco Small Cap Growth Fund - Class A
2019		3		$35.94		$114	—		1.00%			23.04%
2018		3		$29.21		$91	—		1.00%			9.90%
2017		3		$32.42		$102	—		1.00%			23.68%
2016		3		$26.22		$72	—		1.00%			10.21%
2015		3		$23.79		$75	—		1.00%			-2.82%
Invesco International Growth Fund - Class R5
2019		50	$12.11	to	$15.02	$715	2.42%	0.75%	to	0.95%	27.21%	to	27.40%
2018		46	$9.52	to	$11.79	$523	1.16%	0.75%	to	0.95%	-15.90%	to	-15.67%
2017		50	$11.32	to	$13.98	$686	2.17%	0.75%	to	0.95%		21.99%
2016		48		$11.46		$547	1.69%		0.85%			-1.38%
2015		39		$11.62		$453	1.63%		0.85%			-3.09%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer International Growth Fund - Class Y
2019	67	$11.32	to	$11.98	$770	1.27%	0.40%	to	1.40%	27.19%	to	28.54%
2018	55	$8.90	to	$9.32	$492	1.45%	0.40%	to	1.40%	-20.46%	to	-19.72%
2017	42	$11.19	to	$11.61	$474	1.12%	0.40%	to	1.40%	25.17%	to	26.47%
2016	28	$8.94	to	$9.18	$255	1.80%	0.40%	to	1.40%	-3.34%	to	-2.44%
2015	12	$9.27	to	$9.41	$114	1.61%	0.40%	to	1.35%	2.09%	to	2.95%
Invesco Oppenheimer International Small-Mid Company Fund - Class Y
2019	48	$16.39	to	$17.19	$795	0.45%	0.55%	to	1.40%	23.33%	to	24.38%
2018	40	$13.29	to	$13.82	$543	0.86%	0.55%	to	1.40%	-10.51%	to	-9.73%
2017	41	$14.85	to	$15.31	$616	1.30%	0.55%	to	1.40%	36.36%	to	37.31%
2016	33	$10.89	to	$11.07	$365	0.58%	0.75%	to	1.40%	-1.63%	to	-1.17%
2015	15	$11.07	to	$11.15	$163	—	0.95%	to	1.40%	13.54%	to	14.12%
Invesco Endeavor Fund - Class A
2019	1	$23.61	to	$24.81	$26	—	0.45%	to	0.95%	20.58%	to	21.20%
2018	1	$19.58	to	$20.47	$14	—	0.45%	to	0.95%	-17.87%	to	-17.46%
2017	1	$23.84	to	$24.80	$15	—	0.45%	to	0.95%	16.55%	to	16.93%
2016	1	$20.00	to	$21.21	$12	—	0.45%	to	1.30%	19.26%	to	20.31%
2015	1	$16.77	to	$17.63	11	—	0.45%	to	1.30%	-11.86%	to	-11.18%
Invesco Health Care Fund - Investor Class
2019	1	$83.22	to	$94.13	$115	—	0.65%	to	1.50%	30.01%	to	31.14%
2018	2	$64.01	to	$71.78	$132	—	0.65%	to	1.50%	-1.04%	to	-0.19%
2017	2	$64.67	to	$71.91	$109	—	0.65%	to	1.50%	13.73%	to	14.72%
2016	3	$56.86	to	$62.69	$190	—	0.65%	to	1.50%	-13.02%	to	-12.28%
2015	4	$65.38	to	$71.47	$258	—	0.65%	to	1.50%	1.46%	to	2.32%
Invesco Oppenheimer Developing Markets Fund - Class A
2019	3,775	$12.89	to	$118.87	$246,688	—	0.00%	to	1.75%	21.86%	to	23.99%
2018	4,037	$10.47	to	$95.87	$216,966	—	0.00%	to	1.75%	-13.67%	to	-12.14%
2017	4,354	$12.01	to	$109.12	$268,701	—	0.00%	to	1.75%	32.45%	to	34.81%
2016	3,352	$10.31	to	$80.96	$197,196	—	0.00%	to	1.75%	5.05%	to	6.94%
2015	3,558	$9.74	to	$75.74	$197,414	0.38%	0.00%	to	1.75%	-15.58%	to	-14.07%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer Developing Markets Fund - Class Y
2019	3,305	$14.09	to	$15.45	$49,389	0.55%	0.00%	to	1.25%	22.74%	to	24.30%
2018	3,523	$11.48	to	$12.43	$42,564	0.56%	0.00%	to	1.25%	-13.03%	to	-11.91%
2017	3,726	$13.20	to	$14.11	$51,340	0.67%	0.00%	to	1.25%	33.47%	to	35.15%
2016	3,464	$9.89	to	$10.44	$35,494	0.53%	0.00%	to	1.25%	5.78%	to	7.08%
2015	3,532	$9.35	to	$9.75	$33,914	0.69%	0.00%	to	1.25%	-14.85%	to	-13.79%
Invesco Oppenheimer International Bond Fund - Class A
2019	4	$11.70	to	$12.54	$44	5.59%	0.70%	to	1.40%	8.37%	to	8.67%
2018	12	$10.99	to	$11.80	$135	4.75%	0.45%	to	1.25%	-7.02%	to	-6.27%
2017	13	$11.82	to	$12.59	$160	3.79%	0.45%	to	1.25%	9.44%	to	10.34%
2016	15	$10.58	to	$11.41	$163	4.02%	0.45%	to	1.55%	4.55%	to	5.45%
2015	5	$10.12	to	$10.64	$54	3.60%	0.70%	to	1.55%	-5.24%	to	-4.40%
Invesco High Yield Fund - Class R5
2019	69	$11.51	to	$12.25	$800	6.15%	0.30%	to	1.40%	11.96%	to	13.22%
2018	51	$10.28	to	$10.82	$533	5.54%	0.30%	to	1.40%	-4.64%	to	-3.57%
2017	37	$10.78	to	$11.22	$405	5.31%	0.30%	to	1.40%	5.17%	to	6.35%
2016	26	$10.25	to	$10.55	$269	5.73%	0.30%	to	1.40%	10.10%	to	11.29%
2015	16	$9.31	to	$9.48	$153	6.38%	0.30%	to	1.40%	-4.12%	to	-3.07%
Invesco American Value Fund - Class R5
2019	77	$12.87	to	$13.50	$1,002	0.34%	0.55%	to	1.40%	23.39%	to	24.42%
2018	72	$10.43	to	$10.85	$754	0.92%	0.55%	to	1.40%	-13.80%	to	-13.41%
2017	62	$12.10	to	$12.30	$761	1.02%	0.95%	to	1.40%	8.33%	to	8.75%
2016	64	$11.17	to	$11.31	$717	0.48%	0.95%	to	1.40%	14.45%	to	15.06%
2015	85	$9.76	to	$9.83	$830	0.19%	0.95%	to	1.40%	-9.88%	to	-9.48%
Invesco Energy Fund - Class R5
2019	10	$4.43	to	$4.72	$47	2.20%	0.30%	to	1.40%	3.75%	to	5.12%
2018	10	$4.27	to	$4.49	$44	2.41%	0.30%	to	1.40%	-27.50%	to	-26.75%
2017	20	$5.89	to	$6.13	$122	4.30%	0.30%	to	1.40%	-9.10%	to	-8.51%
2016	6	$6.48	to	$6.58	$40	2.29%	0.80%	to	1.40%	23.43%	to	24.01%
2015	2	$5.25	to	$5.29	$9	—	0.95%	to	1.40%	-30.09%	to	-29.75%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer Gold & Special Minerals Fund - Class A
2019	10	$7.59	to	$8.26	$79	—	0.80%	to	1.65%	44.02%	to	45.17%
2018	8	$5.27	to	$5.69	$45	—	0.80%	to	1.65%		-14.29%
2017	8	$6.12	to	$6.92	$52	3.12%	0.20%	to	1.75%	15.04%	to	16.89%
2016	7	$5.32	to	$5.92	$38	8.12%	0.20%	to	1.75%	46.67%	to	48.37%
2015	6	$3.66	to	$3.99	$24	—	0.20%	to	1.65%	-24.09%	to	-23.27%
Invesco Small Cap Value Fund - Class A
2019	1	$30.76	to	$35.90	$45	—	0.20%	to	1.65%	29.90%	to	31.79%
2018	2	$23.68	to	$27.24	$60	—	0.20%	to	1.65%	-26.53%	to	-25.43%
2017	4	$32.23	to	$36.53	$152	—	0.20%	to	1.65%	16.35%	to	17.46%
2016	11	$27.70	to	$30.71	$318	0.18%	0.30%	to	1.65%	16.34%	to	17.59%
2015	12	$23.81	to	$26.22	$305	—	0.20%	to	1.65%	-10.32%	to	-8.99%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
2019	1	$12.33	to	$25.25	$18	—	1.25%	to	1.50%	37.31%	to	37.68%
2018	1	$8.98	to	$18.34	$14	—	1.25%	to	1.50%	-7.52%	to	-7.28%
2017	2	$9.71	to	$19.78	$16	0.03%	1.25%	to	1.50%	26.93%	to	27.20%
2016	2	$7.65	to	$15.55	$14	—	1.25%	to	1.50%	0.79%	to	1.04%
2015	2	$7.59	to	$15.39	$15	—	1.25%	to	1.50%	4.98%	to	5.34%
Invesco Oppenheimer V.I. Global Fund - Series I
2019	6	$33.47	to	$57.58	$292	0.76%	0.50%	to	1.40%	29.96%	to	31.13%
2018	6	$25.59	to	$43.91	$231	1.17%	0.50%	to	1.40%	-14.40%	to	-13.61%
2017	6	$25.66	to	$50.83	$283	0.94%	0.50%	to	1.80%	34.21%	to	35.98%
2016	6	$19.12	to	$37.38	$211	0.98%	0.50%	to	1.80%	-1.70%	to	-0.43%
2015	7	$19.45	to	$37.54	$225	1.34%	0.50%	to	1.80%	2.10%	to	3.44%
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I
2019	4	$22.70	to	$26.44	$98	4.26%	0.55%	to	1.25%	9.40%	to	10.21%
2018	4	$20.75	to	$23.99	$90	5.41%	0.55%	to	1.25%	-5.60%	to	-4.91%
2017	4	$21.98	to	$25.23	$95	2.30%	0.55%	to	1.25%	4.97%	to	5.70%
2016	4	$20.94	to	$23.87	$90	4.71%	0.55%	to	1.25%	5.23%	to	5.95%
2015	4	$19.90	to	$22.34	$96	6.19%	0.60%	to	1.25%	-3.49%	to	-2.83%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer V.I. Main Street Fund - Series I
2019	3	$21.14	to	$24.53	$61	1.75%	1.25%	to	1.50%	30.09%	to	30.48%
2018	3	$16.25	to	$18.80	$53	1.68%	1.25%	to	1.50%	-9.27%	to	-9.05%
2017	4	$17.91	to	$20.67	$66	1.26%	1.25%	to	1.50%	15.18%	to	15.47%
2016	4	$15.55	to	$17.90	$64	1.09%	1.25%	to	1.50%	9.97%	to	10.22%
2015	5	$14.14	to	$16.24	$66	1.43%	1.25%	to	1.50%	1.80%	to	2.01%
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
2019	1,156	$11.22	to	$36.50	$29,094	0.20%	0.00%	to	1.50%	24.57%	to	26.47%
2018	1,000	$18.81	to	$29.15	$24,778	0.33%	0.00%	to	1.50%	-11.67%	to	-10.32%
2017	1,058	$21.17	to	$32.83	$29,512	0.87%	0.00%	to	1.50%	12.45%	to	14.17%
2016	1,123	$18.71	to	$29.05	$27,621	0.50%	0.00%	to	1.50%	16.33%	to	18.02%
2015	1,207	$15.99	to	$24.85	$25,350	0.94%	0.00%	to	1.50%	-7.32%	to	-5.91%
Fundamental InvestorsSM - Class R-3
2019	505	$24.12	to	$99.37	$32,064	—	0.00%	to	1.50%	34.67%	to	36.76%
2018	553	$17.91	to	$72.66	$26,539	—	0.00%	to	1.50%	-5.06%	to	-3.62%
2017	560	$18.86	to	$75.39	$28,558	0.09%	0.00%	to	1.50%	25.44%	to	27.33%
2016	569	$15.03	to	$59.21	$23,516	—	0.00%	to	1.50%	0.74%	to	2.28%
2015	652	$14.92	to	$57.89	$26,133	—	0.00%	to	1.50%	3.40%	to	5.01%
Fundamental InvestorsSM - Class R-4
2019	1,570	$16.09	to	$29.82	$30,828	0.97%	0.10%	to	1.95%	26.42%	to	28.80%
2018	1,738	$12.62	to	$23.24	$27,039	0.93%	0.00%	to	1.95%	-11.17%	to	-9.39%
2017	1,909	$14.10	to	$25.77	$33,267	1.02%	0.00%	to	1.95%	11.03%	to	13.17%
2016	2,132	$12.61	to	$22.89	$33,203	0.75%	0.00%	to	1.95%	8.06%	to	10.29%
2015	2,339	$11.57	to	$20.86	$33,322	1.13%	0.00%	to	1.95%	-7.56%	to	-5.77%
Alger Responsible Investing Fund - Class A
2019	204	$22.32	to	$38.57	$7,080	—	0.00%	to	1.50%	31.94%	to	33.88%
2018	234	$15.94	to	$28.81	$6,124	—	0.00%	to	1.50%	-3.15%	to	-1.64%
2017	206	$16.43	to	$29.29	$5,544	—	0.00%	to	1.50%	25.51%	to	27.40%
2016	171	$13.07	to	$22.99	$3,644	—	0.00%	to	1.50%	0.49%	to	2.00%
2015	176	$12.99	to	$22.54	$3,708	—	0.00%	to	1.50%	0.94%	to	2.45%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Alger Capital Appreciation Fund - Class A
2019	3	$35.23	to	$37.20	$123	—	0.60%	to	1.15%	31.60%	to	32.34%
2018	4	$26.77	to	$28.11	$115	—	0.60%	to	1.15%	-2.12%	to	-1.58%
2017	4	$27.35	to	$28.56	$103	—	0.60%	to	1.15%	30.19%	to	30.41%
2016	22	$20.51	to	$21.90	$481	—	0.60%	to	1.55%	-1.20%	to	-0.37%
2015	56	$20.76	to	$22.48	$1,225	—	0.20%	to	1.55%	5.39%	to	6.04%
AllianzGI NFJ Dividend Value Fund - Class A
2019	9	$28.41	to	$29.33	$244	1.85%	0.70%	to	1.00%	23.41%	to	23.76%
2018	13	$23.02	to	$23.70	$297	1.91%	0.70%	to	1.00%	-11.02%	to	-10.73%
2017	13	$25.87	to	$26.55	$331	1.88%	0.70%	to	1.00%	14.57%	to	14.89%
2016	13	$22.58	to	$23.11	$293	2.31%	0.70%	to	1.00%	14.68%	to	15.09%
2015	12	$19.69	to	$20.08	$247	2.36%	0.70%	to	1.00%	-9.51%	to	-9.26%
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
2019	—		$18.76		$8	—		0.80%			23.99%
2018	—		$15.13		$6	—		0.80%			-10.10%
2017	—		$16.83		$7	2.04%		0.80%			20.39%
2016	—		$13.98		$6	2.28%		0.80%			13.47%
2015	2		$12.32		$26	3.77%		0.80%			-6.10%
AllianzGI NFJ Small-Cap Value Fund - Class A
2019	1	$28.32	to	$31.91	$29	—	0.70%	to	1.45%	22.49%	to	23.40%
2018	9	$23.12	to	$26.44	$240	2.88%	0.55%	to	1.45%	-20.47%	to	-19.76%
2017	12	$29.07	to	$32.95	$385	0.41%	0.55%	to	1.45%	8.35%	to	9.07%
2016	19	$26.55	to	$30.21	$546	1.36%	0.55%	to	1.55%	21.47%	to	22.26%
2015	22	$21.68	to	$24.71	$535	1.66%	0.55%	to	1.65%	-9.82%	to	-8.82%
Amana Growth Fund - Investor Class
2019	2,178	$11.37	to	$39.56	$62,144	0.40%	0.00%	to	1.70%	30.84%	to	33.09%
2018	1,900	$20.93	to	$30.28	$46,429	0.46%	0.00%	to	1.70%	0.69%	to	2.43%
2017	1,942	$20.74	to	$29.64	$46,559	0.49%	0.00%	to	1.70%	26.82%	to	29.03%
2016	1,998	$16.32	to	$23.04	$37,550	0.65%	0.00%	to	1.70%	5.91%	to	7.62%
2015	2,141	$15.40	to	$21.46	$37,723	0.48%	0.00%	to	1.60%	-2.00%	to	-0.46%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Amana Income Fund - Investor Class
2019	2,815	$11.34	to	$31.61	$74,306	1.25%	0.00%	to	1.50%	23.38%	to	25.29%
2018	3,088	$18.69	to	$25.70	$66,562	1.19%	0.00%	to	1.50%	-6.64%	to	-5.21%
2017	3,299	$20.01	to	$27.18	$75,988	0.55%	0.00%	to	1.50%	19.88%	to	21.66%
2016	3,553	$16.70	to	$22.40	$67,948	1.39%	0.00%	to	1.60%	7.62%	to	9.36%
2015	3,678	$15.50	to	$20.53	$64,741	1.45%	0.00%	to	1.60%	-4.43%	to	-2.86%
American Balanced Fund® - Class R-3
2019	74	$23.35	to	$29.41	$1,969	1.51%	0.00%	to	1.45%	17.04%	to	18.78%
2018	124	$19.95	to	$24.76	$2,791	1.60%	0.00%	to	1.45%	-4.45%	to	-3.05%
2017	126	$20.59	to	$25.54	$2,956	1.39%	0.00%	to	1.55%	13.32%	to	15.05%
2016	212	$18.17	to	$22.20	$4,359	1.40%	0.00%	to	1.55%	6.57%	to	8.24%
2015	266	$17.05	to	$20.51	$5,103	1.30%	0.00%	to	1.55%	-0.23%	to	1.33%
American Beacon Small Cap Value Fund - Investor Class
2019	35	$10.96	to	$13.87	$463	1.03%	0.55%	to	1.25%	21.51%	to	22.42%
2018	28	$8.99	to	$11.33	$315	0.32%	0.55%	to	1.25%	-16.96%	to	-16.38%
2017	23	$10.79	to	$13.55	$303	0.27%	0.55%	to	1.25%	7.05%	to	7.46%
2016	17	$12.34	to	$12.51	$212	0.66%	0.75%	to	1.25%	24.77%	to	25.48%
2015	12	$9.89	to	$9.96	$118	1.10%	0.85%	to	1.25%	-6.52%	to	-6.13%
Inflation-Adjusted Bond Fund - Investor Class
2019	2,226	$10.51	to	$14.21	$26,836	2.33%	0.00%	to	1.80%	5.96%	to	7.90%
2018	2,568	$9.82	to	$13.17	$29,126	2.83%	0.00%	to	1.80%	-4.20%	to	-2.52%
2017	2,734	$10.15	to	$13.51	$31,930	2.53%	0.00%	to	1.90%	1.15%	to	3.05%
2016	2,011	$9.93	to	$13.11	$24,388	2.00%	0.00%	to	1.90%	2.81%	to	4.71%
2015	2,082	$9.56	to	$12.52	$24,336	0.93%	0.00%	to	1.90%	-4.00%	to	-2.11%
Income & Growth Fund - A Class
2019	486	$23.72	to	$79.69	$11,609	1.84%	0.65%	to	1.20%	22.21%	to	22.90%
2018	502	$19.41	to	$64.84	$9,812	1.69%	0.65%	to	1.20%	-8.18%	to	-7.70%
2017	517	$21.14	to	$70.25	$11,002	2.15%	0.65%	to	1.20%	18.83%	to	19.51%
2016	537	$17.79	to	$58.78	$9,606	2.09%	0.65%	to	1.20%	11.96%	to	12.58%
2015	590	$15.89	to	$52.21	$9,398	1.94%	0.65%	to	1.20%	-7.02%	to	-6.52%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fundamental InvestorsSM - Class R-3
2019	46	$21.39	to	$25.32	$1,090	1.31%	0.00%	to	1.45%	25.38%	to	27.17%
2018	47	$17.06	to	$19.91	$889	1.25%	0.00%	to	1.45%	-8.33%	to	-6.96%
2017	52	$18.43	to	$21.40	$1,037	1.12%	0.00%	to	1.55%	21.09%	to	22.68%
2016	89	$15.22	to	$17.26	$1,482	1.28%	0.10%	to	1.55%	10.51%	to	11.90%
2015	92	$13.89	to	$15.52	$1,374	0.90%	0.00%	to	1.45%	1.67%	to	3.05%
Fundamental InvestorsSM - Class R-4
2019	5,153	$22.02	to	$26.23	$121,394	1.56%	0.00%	to	1.50%	25.61%	to	27.58%
2018	5,236	$17.53	to	$20.56	$97,554	1.56%	0.00%	to	1.50%	-8.03%	to	-6.67%
2017	5,519	$19.06	to	$22.03	$111,597	1.49%	0.00%	to	1.50%	21.48%	to	23.28%
2016	5,117	$15.69	to	$17.87	$84,728	1.60%	0.00%	to	1.50%	10.81%	to	12.53%
2015	4,855	$14.16	to	$15.88	$72,172	1.44%	0.00%	to	1.50%	1.80%	to	3.32%
American Mutual Fund® - Class R-4
2019	115	$23.45	to	$26.62	$2,782	0.90%	0.00%	to	1.40%	19.95%	to	21.66%
2018	430	$19.55	to	$21.88	$9,173	2.09%	0.00%	to	1.40%	-3.46%	to	-2.15%
2017	364	$20.25	to	$22.36	$7,946	2.01%	0.00%	to	1.40%	15.91%	to	17.62%
2016	251	$17.47	to	$19.01	$4,659	2.12%	0.00%	to	1.40%	12.56%	to	14.11%
2015	193	$15.52	to	$16.66	$3,156	2.07%	0.00%	to	1.40%	-4.26%	to	-2.91%
AMG Managers Fairpointe Mid Cap Fund - Class N
2019	1,259	$10.33	to	$23.75	$22,420	0.87%	0.00%	to	1.50%	13.72%	to	15.46%
2018	1,202	$18.07	to	$20.57	$22,907	0.34%	0.00%	to	1.50%	-19.80%	to	-18.60%
2017	1,477	$22.53	to	$25.27	$34,886	—	0.00%	to	1.50%	9.85%	to	11.52%
2016	1,865	$16.89	to	$22.66	$38,429	0.33%	0.00%	to	1.50%	22.17%	to	24.10%
2015	2,026	$13.73	to	$18.26	$33,918	0.26%	0.00%	to	1.50%	-11.68%	to	-10.36%
Ariel Appreciation Fund - Investor Class
2019	6	$24.14	to	$29.69	$177	0.68%	0.60%	to	1.90%	22.23%	to	23.86%
2018	18	$19.75	to	$23.97	$412	0.85%	0.60%	to	1.90%	-15.60%	to	-14.51%
2017	19	$23.40	to	$28.04	$529	0.82%	0.60%	to	1.90%	12.93%	to	14.40%
2016	21	$20.72	to	$24.51	$506	0.61%	0.60%	to	1.90%	10.57%	to	12.02%
2015	26	$18.74	to	$21.88	$551	0.96%	0.60%	to	1.90%	-8.00%	to	-6.77%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Ariel Fund - Investor Class
2019		384	$23.82	to	$41.45	$10,234	0.88%	0.30%	to	1.90%	22.35%	to	24.30%
2018		415	$19.40	to	$33.35	$9,051	0.95%	0.00%	to	1.90%	-15.32	to	-13.68
2017		432	$22.81	to	$38.75	$11,013	0.67%	0.00%	to	1.90%	13.71%	to	15.90%
2016		514	$19.98	to	$33.54	$11,259	—	0.00%	to	1.90%	13.39%	to	15.54%
2015		614	$17.55	to	$29.11	$11,649	0.68%	0.00%	to	1.90%	-5.93%	to	-4.07%
Artisan International Fund - Investor Shares
2019		784	$13.16	to	$23.93	$11,144	0.92%	0.00%	to	1.50%	27.27%	to	29.27%
2018		885	$10.34	to	$18.72	$9,892	1.12%	0.00%	to	1.50%	-12.22%	to	-10.87%
2017		1,026	$11.78	to	$21.22	$13,001	0.73%	0.00%	to	1.50%	29.03%	to	30.99%
2016		1,131	$9.13	to	$16.12	$11,019	1.04%	0.00%	to	1.50%	-11.01%	to	-9.65%
2015		1,338	$10.26	to	$18.07	$14,558	—	0.00%	to	1.50%	-5.26%	to	-3.85%
BlackRock Equity Dividend Fund - Investor A Shares
2019		34	$25.76	to	$29.01	$964	1.85%	0.40%	to	1.60%	25.31%	to	26.74%
2018		35	$20.48	to	$22.89	$769	1.54%	0.40%	to	1.65%	-8.98%	to	-7.81%
2017		37	$22.49	to	$25.43	$920	1.21%	0.10%	to	1.65%	14.56%	to	16.33%
2016		64	$19.64	to	$21.86	$1,363	1.80%	0.10%	to	1.65%	14.12%	to	15.91%
2015		69	$17.21	to	$18.86	$1,273	1.62%	0.10%	to	1.65%	-2.05%	to	-0.53%
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
2019		466	$15.26	to	$16.60	$7,651	—	0.00%	to	1.40%	23.86%	to	25.67%
2018		496	$12.32	to	$13.34	$6,535	0.45%	0.00%	to	1.40%	6.75%	to	8.20%
2017		300	$11.54	to	$12.44	$3,677	0.06%	0.05%	to	1.40%	23.42%	to	24.26%
2016		124	$9.35	to	$10.05	$1,228	—	0.10%	to	1.40%	-7.06%	to	-5.81%
2015	12/7/2015	17	$10.07	to	$10.15	$171	(a)	0.10%	to	1.25%		(a)
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
2019		1,831	$14.99	to	$16.08	$28,072	0.31%	0.00%	to	1.50%	23.37%	to	25.23%
2018		2,017	$12.15	to	$12.84	$24,939	0.11%	0.00%	to	1.50%	6.39%	to	7.99%
2017		1,777	$11.42	to	$11.89	$20,564	—	0.00%	to	1.50%	22.93%	to	24.76%
2016		1,320	$9.29	to	$9.53	12,358	—	0.00%	to	1.50%	-7.47%	to	-6.02%
2015	5/5/2015	1,241	$10.04	to	$10.14	$12,497	(a)	0.00%	to	1.50%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Mid Cap Dividend Fund - Institutional Shares
2019		19	$13.95	to	$14.84	$269	1.75%	0.30%	to	1.40%	27.75%	to	29.16%
2018		17	$10.92	to	$11.49	$188	2.00%	0.30%	to	1.40%	-10.78%	to	-9.81%
2017		17	$12.24	to	$12.74	$213	1.60%	0.30%	to	1.40%	7.36%	to	8.52%
2016		12	$11.40	to	$11.74	$136	0.78%	0.30%	to	1.40%	21.02%	to	22.42%
2015		7	$9.42	to	$9.59	66	2.30%	0.30%	to	1.40%	-8.01%	to	-6.99%
BlackRock Mid Cap Dividend Fund - Investor A Shares
2019		442	$31.31	to	$36.34	$14,680	1.42%	0.10%	to	1.50%	27.33%	to	29.09%
2018		459	$24.59	to	$28.15	$11,923	1.66%	0.10%	to	1.50%	-11.10%	to	-9.83%
2017		500	$27.66	to	$31.22	$14,540	1.15%	0.10%	to	1.50%	6.96%	to	8.44%
2016		570	$25.76	to	$28.79	$15,474	0.45%	0.10%	to	1.55%	20.43%	to	22.20%
2015		566	$21.39	to	$23.72	$12,705	0.74%	0.00%	to	1.55%	-8.29%	to	-6.87%
Bond Fund of America - Class R-4
2019		1,162	$10.27	to	$14.45	$14,957	2.18%	0.00%	to	1.50%	6.40%	to	8.00%
2018		879	$11.40	to	$13.38	$10,636	2.26%	0.00%	to	1.50%	-1.64%	to	-0.07%
2017		857	$11.59	to	$13.39	$10,477	1.86%	0.00%	to	1.50%	1.67%	to	3.16%
2016		850	$11.40	to	$12.98	$10,133	1.73%	0.00%	to	1.50%	1.24%	to	2.77%
2015		861	$11.26	to	$12.63	$10,093	1.98%	0.00%	to	1.50%	-1.23%	to	0.24%
Calvert US Large-Cap Core Responsible Index Fund - Class A
2019	6/4/2019	1		$11.16		$8	(e)		1.00%			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
Calvert VP SRI Balanced Portfolio
2019		1,319	$18.49	to	$61.56	$53,468	1.57%	0.00%	to	1.50%	22.56%	to	24.44%
2018		1,371	$14.99	to	$49.86	$45,323	1.81%	0.00%	to	1.50%	-4.12%	to	-2.66%
2017		1,449	$15.54	to	$51.61	$49,710	1.98%	0.00%	to	1.50%	10.34%	to	11.95%
2016		1,628	$14.00	to	$46.46	$49,756	1.83%	0.00%	to	1.50%	6.22%	to	7.88%
2015		1,695	$13.10	to	$43.45	$49,166	0.12%	0.00%	to	1.50%	-3.67%	to	-2.17%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Capital Income Builder® - Class R-4
2019		505	$11.62	to	$12.46	$5,991	3.27%	0.00%	to	1.50%	15.62%	to	17.33%
2018		448	$10.05	to	$10.62	$4,575	3.48%	0.00%	to	1.50%	-8.47%	to	-7.09%
2017		390	$10.98	to	$11.43	$4,337	3.57%	0.00%	to	1.50%	12.38%	to	14.19%
2016		291	$9.77	to	$10.01	$2,866	3.91%	0.00%	to	1.50%	5.28%	to	6.53%
2015	5/21/2015	35	$9.28	to	$9.34	$330	(a)	0.40%	to	1.50%		(a)
Capital World Growth & Income FundSM - Class R-3
2019		24	$24.61	to	$27.52	$637	1.51%	0.20%	to	1.25%	23.42%	to	24.69%
2018		26	$19.94	to	$22.07	$557	1.79%	0.20%	to	1.25%	-11.69%	to	-10.76%
2017		27	$22.58	to	$25.16	$670	1.59%	0.00%	to	1.25%	22.72%	to	24.31%
2016		39	$18.40	to	$20.24	$770	2.06%	0.00%	to	1.25%	4.84%	to	6.14%
2015		46	$17.55	to	$19.07	$850	2.09%	0.00%	to	1.25%	-3.68%	to	-2.51%
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
2019		104	$13.00	to	$13.14	$1,363	1.84%	0.80%	to	1.40%	29.59%	to	29.96%
2018	6/4/2018	5	$9.96	to	$10.08	$53	(d)	0.95%	to	1.25%		(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
Cohen & Steers Realty Shares, Inc.
2019		536	$19.66	to	$22.39	$10,992	2.65%	0.00%	to	1.50%	30.89%	to	32.96%
2018		475	$15.02	to	$16.84	$7,400	3.67%	0.00%	to	1.50%	-5.59%	to	-4.21%
2017		551	$15.91	to	$17.58	$9,057	2.60%	0.00%	to	1.50%	5.50%	to	7.06%
2016		586	$15.08	to	$16.42	$9,073	3.02%	0.00%	to	1.50%	4.00%	to	5.59%
2015		539	$14.50	to	$15.55	$7,976	2.74%	0.00%	to	1.50%	3.48%	to	5.00%
Columbia	Acorn® Fund - Class A Shares
2019		2	$27.37	to	$29.19	$67	—	0.80%	to	1.45%	24.41%	to	25.23%
2018		3	$22.00	to	$23.31	$58	—	0.80%	to	1.45%	-6.62%	to	-6.01%
2017		3	$23.55	to	$24.80	$63	—	0.80%	to	1.45%		23.94%
2016		2	$19.46	to	$20.01	$43	—	0.80%	to	1.20%	9.06%	to	9.17%
2015		3	$18.11	to	$18.33	$47	—	0.80%	to	1.00%	-2.84%	to	-2.66%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Columbia Acorn® Fund - Institutional Class
2019	—		$24.85		$9	—		0.80%			25.57%
2018	—		$19.79		$5	—		0.80%			-5.85%
2017	—		$21.02		$3	—		0.80%			24.23%
2016	—		$16.92		$1	—		0.80%			—
2015	—		$14.93		$7	—		1.25%			-2.74%
Columbia Select Mid Cap Value Fund - Class A Shares
2019	320	$19.42	to	$23.40	$6,711	0.84%	0.00%	to	1.60%	29.21%	to	31.31%
2018	448	$15.03	to	$17.82	$7,411	0.50%	0.00%	to	1.60%	-14.84%	to	-13.48%
2017	472	$17.65	to	$20.40	$9,051	0.93%	0.05%	to	1.60%	11.50%	to	13.05%
2016	513	$15.83	to	$18.02	$8,702	0.72%	0.10%	to	1.60%	12.19%	to	13.83%
2015	569	$14.11	to	$15.83	$8,510	0.27%	0.10%	to	1.60%	-6.68%	to	-5.27%
Columbia Select Mid Cap Value Fund - Institutional Class
2019	—		$21.95		$2	—		0.80%			30.50%
2018	—		$16.82		$2	—		0.80%			-13.92%
2017	—		$19.54		$2	1.20%		0.80%			12.69%
2016	—		$17.34		$2	0.98%		0.80%			13.33%
2015	—		$15.30		$2	—		0.80%			-5.73%
CRM Mid Cap Value Fund - Investor Shares
2019	3	$29.38	to	$32.16	$110	—	0.70%	to	1.55%	22.79%	to	23.69%
2018	11	$24.18	to	$26.00	296.00	0.31%	0.70%	to	1.45%	-8.44%	to	-7.74%
2017	12	$26.41	to	$28.18	$351	1.24%	0.70%	to	1.45%	17.33%	to	18.25%
2016	13	$22.33	to	$23.83	$298	0.01%	0.70%	to	1.55%	14.22%	to	15.18%
2015	15	$19.55	to	$21.11	$306	1.01%	0.40%	to	1.55%	-4.07%	to	-2.94%
Davis Financial Fund - Class Y
2019	5	$15.51	to	$17.26	$76	1.57%	0.30%	to	1.25%	24.98%	to	26.17%
2018	4	$12.40	to	$13.68	$51	1.98%	0.30%	to	1.25%	-12.61%	to	-11.80%
2017	3	$14.19	to	$15.51	$50	0.55%	0.30%	to	1.20%	18.24%	to	18.70%
2016	4	$12.06	to	$12.14	$50	1.55%	0.75%	to	1.05%	14.08%	to	14.42%
2015	—	$10.57	to	$10.61	$1	—	0.75%	to	1.05%	0.86%	to	1.14%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Delaware Small Cap Value Fund - Class A
2019		174	$11.30	to	$18.45	$2,812	0.95%	0.00%	to	1.50%	25.87%	to	27.86%
2018		192	$13.26	to	$14.43	$2,656	0.60%	0.00%	to	1.50%	-18.80%	to	-17.59%
2017		238	$16.32	to	$17.51	$4,020	0.48%	0.00%	to	1.50%	10.04%	to	11.40%
2016		176	$14.84	to	$15.53	$2,668	0.72%	0.25%	to	1.50%	29.17%	to	30.72%
2015		85	$11.52	to	$11.88	$989	0.71%	0.25%	to	1.40%	-7.77%	to	-6.68%
Delaware Smid Cap Growth Fund - Institutional Class
2019		941		$17.87		$16,822	—		—			35.58%
2018		870		$13.18		$11,472	—		—			0.46%
2017		714		$13.12		$9,364	—		—			35.40%
2016		475		$9.69		$4,601	0.04%		—			-4.06%
2015		140		$10.10		$1,410	—		—			—
DWS Small Cap Growth Fund - Class S
2019		1	$13.86	to	$14.66	$21	—	0.40%	to	1.40%	19.48%	to	20.56%
2018		1	$11.60	to	$12.16	$16	—	0.40%	to	1.40%	-14.45%	to	-13.51%
2017		2	$13.56	to	$14.06	$31	—	0.40%	to	1.40%	19.37%	to	20.58%
2016		1	$11.36	to	$11.66	$15	—	0.40%	to	1.40%	7.37%	to	8.36%
2015		3	$10.58	to	$10.76	$27	—	0.40%	to	1.40%	-3.64%	to	-2.62%
DWS Equity 500 Index Fund - Class S
2019		22		$37.43		$820	1.77%		1.00%			29.83%
2018		22		$28.83		$646	1.74%		1.00%			-5.23%
2017		24		$30.42		$737	1.83%		1.00%			20.19%
2016		30		$25.31		$760	1.89%		1.00%			10.48%
2015		34		$22.91		$783	1.57%		1.00%			0.09%
DFA Emerging Markets Core Equity Portfolio - Institutional Class Shares
2019		212		$12.45		$2,645	2.62%		—			16.03%
2018		188		$10.73		$2,016	2.34%		—			-15.24%
2017		138		$12.66		$1,752	2.38%		—			36.57%
2016		78		$9.27		$723	2.23%		—			12.36%
2015	7/6/2015	23		$8.25		$186	(a)		—			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
DFA Inflation-Protected Securities Portfolio - Institutional Class Shares
2019		116		$11.33		$1,318	1.94%		—			8.42%
2018		100		$10.45		$1,050	2.33%		—			-1.23%
2017		63		$10.58		$670	2.58%		—			3.22%
2016		51		$10.25		$525	2.54%		—			4.70%
2015	7/16/2015	3		$9.79		$34	(a)		—			(a)
DFA U.S. Targeted Value Portfolio - Institutional Class Shares
2019		1,385		$12.84		$17,780	1.47%		—			21.48%
2018		1,237		$10.57		$13,073	1.11%		—			-15.78%
2017		1,075		$12.55		$13,492	1.25%		—			9.61%
2016		783		$11.45		$8,970	1.14%		—			26.80%
2015	7/14/2015	267		$9.03		$2,412	(a)		—			(a)
Dodge & Cox International Stock Fund
2019		10	$15.16	to	$17.50	$168	4.08%	0.50%	to	1.95%	20.41%	to	22.12%
2018		9	$12.59	to	$14.33	$126	2.86%	0.50%	to	1.95%	-19.60%	to	-18.39%
2017		9	$15.65	to	$17.56	$154	1.68%	0.50%	to	1.95%	21.58%	to	23.31%
2016		14	$12.88	to	$14.23	$191	1.57%	0.50%	to	1.95%	6.18%	to	7.72%
2015		26	$12.13	to	$13.21	$331	1.93%	0.50%	to	1.95%	-13.05%	to	-11.82%
Dodge & Cox Stock Fund
2019		5	$28.12	to	$30.59	$135	1.37%	1.00%	to	1.85%	22.53%	to	23.60%
2018		7	$22.95	to	$24.75	$156	1.27%	1.00%	to	1.85%	-8.78%	to	-7.99%
2017		6	$25.16	to	$26.90	$159	1.63%	1.00%	to	1.85%	16.48%	to	17.11%
2016		13	$21.51	to	$23.77	$300	1.46%	0.50%	to	1.95%	18.97%	to	20.66%
2015		17	$18.08	to	$19.70	$328	1.27%	0.50%	to	1.95%	-6.22%	to	-4.97%
Eaton Vance Large-Cap Value Fund - Class R Shares
2019		—	$29.14			$1	—		0.70%			28.60%
2018		—	$22.66	to	$23.78	$2	—	0.20%	to	0.70%	-7.70%	to	-7.22%
2017		—	$24.55	to	$25.63	$2	1.00%	0.20%	to	0.70%	13.71%	to	14.27%
2016		—	$21.59	to	$22.43	$2	1.23%	0.20%	to	0.70%	8.49%	to	9.04%
2015		4	$19.90	to	$20.57	$88	1.10%	0.20%	to	0.70%	-2.02%	to	-1.53%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
EuroPacific Growth Fund® - Class R-3
2019		103	$10.45	to	$29.87	$2,757	0.70%	0.00%	to	1.55%	24.67%	to	26.57%
2018		149	$8.34	to	$23.60	$3,220	0.88%	0.00%	to	1.55%	-16.79%	to	-15.47%
2017		176	$22.50	to	$27.92	$4,540	0.56%	0.00%	to	1.55%	28.34%	to	30.35%
2016		258	$17.54	to	$21.42	$5,138	0.86%	0.00%	to	1.55%	-1.13%	to	0.37%
2015		314	$17.74	to	$21.34	$6,273	1.32%	0.00%	to	1.55%	-2.63%	to	-1.11%
EuroPacific Growth Fund® - Class R-4
2019		12,700	$11.35	to	$31.00	$313,071	1.11%	0.00%	to	1.50%	25.11%	to	27.01%
2018		13,659	$10.00	to	$24.42	$275,861	1.17%	0.00%	to	1.50%	-16.50%	to	-15.21%
2017		14,398	$11.88	to	$28.80	$348,913	0.95%	0.00%	to	1.50%	28.75%	to	30.77%
2016		14,233	$10.04	to	$22.03	$268,183	1.23%	0.00%	to	1.50%	-0.82%	to	0.69%
2015		14,847	$10.06	to	$21.88	$281,909	1.69%	0.00%	to	1.50%	-2.29%	to	-0.82%
Federated International Leaders Fund - Institutional Shares
2019		1	$12.92	to	$13.16	$10	—	0.75%	to	1.25%	25.56%	to	26.05%
2018		—	$10.33	to	$10.44	$2	—	0.75%	to	1.15%		-21.27%
2017	10/4/2017	—		$13.26		$0	(c)		0.75%			(c)
2016		(c)		(c)		(c)	(c)		(c)			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
Fidelity Advisor® New Insights Fund - Class I
2019		174	$17.63	to	$34.58	$3,580	0.40%	0.40%	to	1.85%	27.06%	to	28.89%
2018		149	$13.81	to	$26.83	$2,475	0.24%	0.40%	to	1.85%	-5.94%	to	-4.55%
2017		125	$14.61	to	$28.11	$2,322	0.32%	0.40%	to	1.85%	26.04%	to	27.83%
2016		93	$11.55	to	$21.99	$1,447	0.45%	0.40%	to	1.85%	4.70%	to	6.18%
2015		73	$11.02	to	$20.72	$1,180	0.38%	0.40%	to	1.75%	0.84%	to	2.22%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2019		21,587	$11.40	to	$98.92	$1,291,583	0.47%	0.00%	to	1.95%	29.04%	to	31.60%
2018		21,154	$17.00	to	$75.64	$1,099,134	0.73%	0.00%	to	1.95%	-8.19%	to	-6.37%
2017		24,071	$18.33	to	$80.79	$1,337,984	1.00%	0.00%	to	1.95%	19.53%	to	21.89%
2016		26,164	$15.17	to	$66.29	$1,197,401	0.78%	0.00%	to	1.95%	5.90%	to	8.02%
2015		28,502	$14.17	to	$61.37	$1,229,525	1.03%	0.00%	to	1.95%	-1.28%	to	0.68%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Index 500 Portfolio - Initial Class
2019	4,417	$72.01	to	$73.33	318,967	2.02%	0.75%	to	1.20%	29.77%	to	30.36%
2018	4,372	$55.49	to	$56.25	243,084	2.00%	0.75%	to	1.20%	-5.63%	to	-5.21%
2017	4,314	$58.80	to	$59.34	253,980	1.85%	0.75%	to	1.20%	20.27%	to	20.71%
2016	4,073	$48.89	to	$49.16	199,247	1.49%	0.85%	to	1.20%	10.51%	to	10.92%
2015	3,999	$44.24	to	$44.32	176,926	2.04%	0.85%	to	1.20%		0.14%
Fidelity® VIP Asset Manager Portfolio - Initial Class
2019	439	$37.09	to	$37.30	$16,286	1.81%	0.95%	to	1.20%	16.82%	to	17.11%
2018	456	$31.75	to	$31.85	$14,470	1.72%	0.95%	to	1.20%	-6.48%	to	-6.24%
2017	482	$33.95	to	$33.97	$16,375	1.73%	0.95%	to	1.20%	12.75%	to	12.82%
2016	652	$30.11	to	$30.27	$19,664	1.42%	0.85%	to	1.20%	1.83%	to	2.19%
2015	723	$29.57	to	$29.62	$21,376	1.61%	0.85%	to	1.20%		1.04%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2019	5,579	$11.26	to	$62.51	$250,735	2.00%	0.00%	to	1.95%	24.96%	to	27.48%
2018	6,151	$14.53	to	$49.61	$220,603	2.25%	0.00%	to	1.95%	-10.09%	to	-8.29%
2017	7,027	$15.98	to	$54.73	$276,235	1.67%	0.00%	to	1.95%	10.73%	to	12.89%
2016	7,659	$14.29	to	$49.04	$269,002	2.22%	0.00%	to	1.95%	15.69%	to	18.06%
2015	8,455	$12.21	to	$42.03	$253,886	3.09%	0.00%	to	1.95%	-5.81%	to	-3.96%
Fidelity® VIP Growth Portfolio - Initial Class
2019	7,366	$25.39	to	$83.83	$387,431	0.26%	0.00%	to	1.75%	31.97%	to	34.29%
2018	8,082	$19.08	to	$63.13	$319,689	0.26%	0.00%	to	1.75%	-1.88%	to	-0.16%
2017	8,634	$19.28	to	$63.97	$345,776	0.22%	0.00%	to	1.75%	32.78%	to	35.13%
2016	8,741	$14.40	to	$47.89	$262,156	0.04%	0.00%	to	1.75%	-0.99%	to	0.85%
2015	9,542	$14.41	to	$48.06	$287,422	0.26%	0.00%	to	1.75%	5.31%	to	7.16%
Fidelity® VIP High Income Portfolio - Initial Class
2019	465	$18.52	to	$19.34	$8,611	5.31%	0.95%	to	1.50%	13.43%	to	14.01%
2018	475	$16.29	to	$17.05	$7,738	5.61%	0.95%	to	1.50%	-4.75%	to	-4.16%
2017	512	$17.04	to	$17.90	$8,724	4.74%	0.95%	to	1.50%	5.36%	to	5.70%
2016	699	$16.13	to	$16.99	$11,293	5.31%	0.85%	to	1.50%	12.89%	to	13.67%
2015	732	$14.24	to	$15.05	$10,441	6.54%	0.85%	to	1.50%	-5.05%	to	-4.81%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Overseas Portfolio - Initial Class
2019	1,228	$11.95	to	$31.74	$28,627	1.72%	0.00%	to	1.50%	25.88%	to	27.78%
2018	1,349	$9.44	to	$27.18	$25,131	1.57%	0.00%	to	1.50%	-16.09%	to	-14.77%
2017	1,508	$11.18	to	$31.90	$33,166	1.49%	0.00%	to	1.50%	28.35%	to	30.24%
2016	1,498	$8.66	to	$24.48	$25,749	1.37%	0.00%	to	1.50%	-6.49%	to	-5.00%
2015	1,654	$9.20	to	$25.79	$30,265	1.41%	0.00%	to	1.50%	2.09%	to	3.62%
Franklin Mutual Global Discovery Fund - Class R
2019	37	$17.07	to	$33.26	$1,099	1.49%	0.00%	to	1.55%	22.13%	to	24.06%
2018	54	$13.98	to	$26.81	$1,325	1.49%	0.00%	to	1.55%	-12.61%	to	-11.41%
2017	66	$15.65	to	$29.37	$1,799	2.01%	0.20%	to	1.55%	7.65%	to	9.06%
2016	66	$14.25	to	$26.92	$1,664	1.74%	0.20%	to	1.55%	10.56%	to	12.03%
2015	72	$12.84	to	$24.03	$1,629	1.18%	0.20%	to	1.55%	-5.32%	to	-4.00%
Franklin Biotechnology Discovery Fund - Advisor Class
2019	22	$12.10	to	$16.24	$323	—	0.40%	to	1.40%	33.26%	to	34.70%
2018	25	$9.08	to	$12.11	$274	—	0.40%	to	1.40%	-16.70%	to	-15.88%
2017	24	$10.90	to	$14.45	$320	—	0.40%	to	1.40%	17.46%	to	18.63%
2016	20	$9.28	to	$12.39	$232	1.29%	0.30%	to	1.40%	-18.09%	to	-17.25%
2015	21	$11.38	to	$14.85	$304	—	0.40%	to	1.25%	4.46%	to	5.32%
Franklin Natural Resources Fund - Advisor Class
2019	3	$5.63	to	$5.91	$16	—	0.55%	to	1.40%	8.69%	to	9.65%
2018	2	$5.18	to	$5.39	$12	—	0.55%	to	1.40%	-24.60%	to	-23.87%
2017	4	$6.87	to	$7.08	$30	1.43%	0.55%	to	1.40%	-0.87%	to	-0.28%
2016	5	$6.93	to	$7.13	$35	1.82%	0.30%	to	1.40%	33.01%	to	33.90%
2015	1	$5.21	to	$5.25	$5	—	0.85%	to	1.40%	-28.63%	to	-28.28%
Franklin Small-Mid Cap Growth Fund - Class A
2019	11	$30.07	to	$36.69	$362	—	0.20%	to	1.45%	29.89%	to	31.55%
2018	11	$23.15	to	$27.89	$278	—	0.20%	to	1.45%	-5.97%	to	-4.78%
2017	12	$24.62	to	$29.29	$335	—	0.20%	to	1.45%	19.81	to	21.28
2016	12	$20.55	to	$24.15	$260	—	0.20%	to	1.45%	2.80%	to	4.09%
2015	13	$19.99	to	$23.20	$287	—	0.20%	to	1.45%	-3.38%	to	-2.15%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Small Cap Value VIP Fund - Class 2
2019	2,774	$11.62	to	$48.51	$110,535	1.06%	0.00%	to	1.75%	24.16%	to	26.35%
2018	2,961	$17.44	to	$38.40	$95,726	0.93%	0.00%	to	1.75%	-14.42%	to	-12.87%
2017	3,371	$20.20	to	$44.07	$126,589	0.50%	0.00%	to	1.75%	8.77%	to	10.66%
2016	3,767	$18.42	to	$39.83	$128,525	0.77%	0.00%	to	1.75%	27.90%	to	30.21%
2015	3,901	$14.28	to	$30.59	$103,364	0.65%	0.00%	to	1.75%	-8.97%	to	-7.37%
Goldman Sachs Growth Opportunities Fund - Investor Shares
2019	2	$16.37	to	$17.32	$40	—	0.40%	to	1.40%	33.04%	to	34.16%
2018	1	$12.41	to	$12.91	$16	—	0.40%	to	1.25%	-6.27	to	-5.49
2017	4	$13.17	to	$13.66	$54	—	0.40%	to	1.40%	25.50%	to	26.60%
2016	1	$10.55	to	$10.79	$14	—	0.40%	to	1.25%	0.09%	to	1.03%
2015	1	$10.54	to	$10.68	$9	—	0.40%	to	1.25%	-6.56%	to	-5.82%
Growth Fund of America® - Class R-3
2019	245	$27.62	to	$40.45	$8,205	0.32%	0.00%	to	1.55%	25.74%	to	27.72%
2018	364	$21.85	to	$31.67	$9,942	0.18%	0.00%	to	1.55%	-4.74%	to	-3.27%
2017	418	$22.81	to	$32.74	$11,915	0.14%	0.00%	to	1.55%	23.78%	to	25.73%
2016	523	$18.33	to	$26.04	$12,049	0.22%	0.00%	to	1.55%	6.44%	to	8.09%
2015	632	$17.12	to	$24.09	$13,745	0.23%	0.00%	to	1.55%	3.41%	to	5.06%
Growth Fund of America® - Class R-4
2019	13,038	$14.22	to	$42.34	$466,449	0.69%	0.00%	to	1.50%	26.21%	to	28.11%
2018	14,283	$11.19	to	$33.05	$402,267	0.53%	0.00%	to	1.50%	-4.43%	to	-2.96%
2017	15,034	$11.61	to	$34.06	$445,366	0.47%	0.00%	to	1.50%	24.22%	to	26.10%
2016	15,504	$15.94	to	$27.01	$368,594	0.55%	0.00%	to	1.50%	6.84%	to	8.43%
2015	16,703	$14.83	to	$24.91	$370,151	0.57%	0.00%	to	1.50%	3.77%	to	5.40%
The Hartford Capital Appreciation Fund - Class R4
2019	—		$26.62		—	—		0.65%			29.54%
2018	—		$20.55		—	—		0.65%			-5.52%
2017	—		$21.75		—	0.48%		0.65%			20.43%
2016	—		$18.06		—	0.19%		0.65%			3.44%
2015	—		$17.46		—	—		0.65%			0.69%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
The Hartford Dividend And Growth Fund - Class R4
2019		—		$28.21		$9	—		0.65%			26.90%
2018		—		$22.23		$7	—		0.65%			-6.16%
2017		—		$23.69		$7	1.35%		0.65%			16.99%
2016		—		$20.25		$6	1.42%		0.65%			13.51%
2015		—		$17.84		$5	—		0.65%			2.14%
The Hartford International Opportunities Fund - Class R4
2019		130	$12.49	to	$13.05	$1,656	1.21%	0.30%	to	1.50%	23.79%	to	25.24%
2018		145	$10.09	to	$10.42	$1,479	1.34%	0.25%	to	1.50%	-20.17%	to	-19.11%
2017		106	$12.64	to	$12.87	$1,350	2.17%	0.25%	to	1.50%	22.36%	to	23.82%
2016	1/6/2016	15	$10.33	to	$10.39	$157	(b)	0.40%	to	1.50%		(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
Income Fund of America® - Class R-3
2019		33	$22.20	to	$27.52	$830	2.99%	0.20%	to	1.55%	16.66%	to	18.21%
2018		42	$19.03	to	$23.98	$907	2.89%	0.00%	to	1.55%	-6.94%	to	-5.63%
2017		56	$20.45	to	$24.67	$1,305	2.58%	0.20%	to	1.55%	11.20%	to	12.70%
2016		61	$18.39	to	$21.89	1,273	2.47%	0.20%	to	1.55%	8.50%	to	9.94%
2015		106	$16.95	to	$20.39	$2,034	2.66%	0.00%	to	1.55%	-3.36%	to	-1.83%
Ivy Science and Technology Fund - Class Y
2019		1,133	$18.72	to	$20.37	$21,764	—	0.00%	to	1.50%	47.98%	to	49.81%
2018		941	$12.65	to	$13.51	$12,191	—	0.05%	to	1.50%	-6.50%	to	-5.13%
2017		719	$13.53	to	$14.24	$9,902	—	0.05%	to	1.50%	30.85%	to	32.46%
2016		291	$10.34	to	$10.73	$3,046	—	0.10%	to	1.50%	0.19%	to	1.61%
2015		180	$10.33	to	$10.56	$1,869	—	0.10%	to	1.40%	-4.53%	to	-3.21%
Janus Henderson Balanced Portfolio - Institutional Shares
2019		2	$48.94	to	$73.58	$157	1.97%	0.50%	to	1.40%	20.90%	to	21.96%
2018		2	$40.21	to	$60.78	$147	2.01%	0.50%	to	1.40%	-0.74%	to	0.18%
2017		3	$40.21	to	$61.13	$151	1.63%	0.50%	to	1.40%	16.80%	to	17.86%
2016		3	$34.19	to	$52.26	$127	2.10%	0.50%	to	1.40%	3.16%	to	4.07%
2015		3	$32.92	to	$50.59	$132	2.15%	0.50%	to	1.40%	-0.79%	to	0.11%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Henderson Enterprise Portfolio - Institutional Shares
2019	4	$63.24	to	$97.44	$344	0.33%	0.50%	to	1.25%	33.79%	to	34.81%
2018	4	$47.00	to	$72.83	$263	0.35%	0.50%	to	1.25%	-1.66%	to	-0.92%
2017	4	$47.53	to	$74.05	$301	0.63%	0.50%	to	1.25%	25.85%	to	26.79%
2016	4	$37.56	to	$58.85	$238	0.72%	0.45%	to	1.25%	10.97%	to	11.85%
2015	5	$33.67	to	$53.03	$249	0.75%	0.45%	to	1.25%	2.73%	to	3.56%
Janus Henderson Flexible Bond Portfolio - Institutional Shares
2019	—	$26.38	to	$34.93	$13	—	0.80%	to	1.25%	8.21%	to	8.69%
2018	—	$24.27	to	$32.28	$13	—	0.50%	to	1.25%	-2.24%	to	-1.53%
2017	1	$24.71	to	$33.01	$16	2.95%	0.50%	to	1.25%	2.36%	to	3.11%
2016	—	$24.04	to	$32.26	$14	1.59%	0.50%	to	1.25%	1.19%	to	1.97%
2015	1	$23.58	to	$31.88	$37	2.60%	0.50%	to	1.25%	-1.02%	to	-0.28%
Janus Henderson Global Research Portfolio - Institutional Shares
2019	2	$24.20	to	$44.91	$84	1.33%	0.50%	to	1.25%	27.44%	to	28.43%
2018	2	$18.89	to	$35.24	$66	1.44%	0.50%	to	1.25%	-8.04%	to	-7.34%
2017	2	$20.42	to	$38.32	$73	0.84%	0.50%	to	1.25%	25.43%	to	26.41%
2016	2	$16.19	to	$30.54	$58	0.94%	0.45%	to	1.25%	0.79%	to	1.62%
2015	3	$15.97	to	$30.30	$72	1.15%	0.45%	to	1.25%	-3.50%	to	-2.74%
Janus Henderson Research Portfolio - Institutional Shares
2019	1	$24.81	to	$55.36	$64	—	0.50%	to	1.25%	33.85%	to	34.81%
2018	2	$18.47	to	$41.36	$66	—	0.50%	to	1.25%	-3.79%	to	-3.06%
2017	2	$19.13	to	$42.99	$68	0.41%	0.50%	to	1.25%	26.29%	to	27.25%
2016	2	$15.09	to	$34.04	$52	0.41%	0.50%	to	1.25%		-0.76%
2015	3	$15.15	to	$34.30	$84	1.20%	0.50%	to	1.25%	4.03%	to	4.84%
JPMorgan Equity Income Fund - Class I Shares
2019	228	$13.33	to	$17.36	$3,454	1.78%	0.30%	to	1.40%	24.50%	to	25.98%
2018	116	$10.65	to	$13.78	$1,490	2.23%	0.30%	to	1.40%	-5.76%	to	-4.77%
2017	92	$11.26	to	$14.47	$1,259	1.72%	0.30%	to	1.40%	15.93%	to	17.17%
2016	60	$11.99	to	$12.35	$724	2.03%	0.30%	to	1.40%	13.30%	to	14.56%
2015	23	$10.60	to	$10.78	$247	1.90%	0.30%	to	1.35%	-3.64%	to	-2.71%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
JPMorgan Government Bond Fund - Class I Shares
2019		302	$10.59	to	$10.86	$3,274	2.31%	0.75%	to	0.95%	5.58%	to	5.85%
2018		127	$10.03	to	$10.26	$1,305	1.74%	0.75%	to	0.95%	-0.10%	to	0.10%
2017		64	$10.04	to	$10.25	$653	2.90%	0.75%	to	0.95%		1.49%
2016		93		$10.10		$942	2.88%		0.85%			0.60%
2015		96		$10.04		$962	1.87%		0.85%			0.20%
Lazard International Equity Portfolio - Open Shares
2019		82	$11.75	to	$12.19	$986	1.97%	0.50%	to	1.50%	19.05%	to	20.34%
2018		73	$9.87	to	$10.13	$736	2.08%	0.50%	to	1.50%	-14.98%	to	-14.30%
2017		77	$11.55	to	$11.86	$902	1.56%	0.30%	to	1.25%	21.04%	to	22.14%
2016	05/25/2016	29	$9.65	to	$9.77	$278	(b)	0.30%	to	1.25%		(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
ClearBridge Aggressive Growth Fund - Class I
2019		28	$13.87	to	$14.64	$400	0.48%	0.30%	to	1.25%	22.96%	to	24.17%
2018		37	$11.28	to	$11.90	$429	0.39%	0.05%	to	1.25%	-8.81%	to	-7.75%
2017		48	$12.37	to	$12.90	$601	0.52%	0.05%	to	1.25%	13.28%	to	14.29%
2016		40	$10.92	to	$11.26	$440	0.60%	0.10%	to	1.25%	4.70%	to	5.93%
2015		34	$10.43	to	$10.63	$356	—	0.10%	to	1.25%	-5.35%	to	-4.23%
LKCM Aquinas Catholic Equity Fund
2019		3		$14.51		$39	—		1.25%			29.55%
2018		2		$11.20		$26	—		1.25%			-9.16%
2017		46	$12.33	to	$12.39	$569	—	0.90%	to	1.25%	19.36%	to	19.71%
2016	7/29/2016	42	$10.33	to	$10.35	$433	(b)	0.90%	to	1.25%		(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
Loomis Sayles Small Cap Value Fund - Retail Class
2019		478	$21.85	to	$25.13	$11,127	0.14%	0.30%	to	1.50%	22.96%	to	24.41%
2018		535	$17.77	to	$20.31	$10,075	—	0.25%	to	1.50%	-18.04%	to	-16.97%
2017		648	$21.68	to	$25.05	$14,804	—	0.00%	to	1.50%	8.13%	to	9.77%
2016		727	$20.04	to	$22.82	$15,278	0.15%	0.00%	to	1.50%	24.24%	to	26.15%
2015		741	$16.13	to	$18.09	$12,466	0.34%	0.00%	to	1.50%	-5.01%	to	-3.57%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2019		46	$10.12	to	$10.18	$465	2.50%	0.95%	to	1.20%	2.22%	to	2.52%
2018		42	$9.90	to	$9.93	$415	2.37%	0.95%	to	1.20%	0.20%	to	0.40%
2017		43	$9.88	to	$9.89	$429	1.63%	0.95%	to	1.20%		0.10%
2016		118	$9.89	to	$9.98	$1,170	2.03%	0.85%	to	1.20%	-0.30%	to	0.10%
2015		121	$9.92	to	$9.97	$1,209	1.64%	0.85%	to	1.20%	-0.70%	to	-0.40%
Lord Abbett Developing Growth Fund - Class A
2019		3	$35.34	to	$40.39	$118	—	0.20%	to	1.55%	29.88%	to	31.65%
2018		4	$27.21	to	$30.68	$108	—	0.20%	to	1.55%	3.46%	to	4.85%
2017		4	$26.30	to	$29.26	$115	—	0.20%	to	1.55%	27.91%	to	29.66%
2016		9	$20.56	to	$22.56	$195	—	0.20%	to	1.55%	-4.19%	to	-2.93%
2015		12	$21.46	to	$23.24	$277	—	0.20%	to	1.55%	-10.28%	to	-9.08%
Lord Abbett Core Fixed Income Fund - Class A
2019		2	$11.64	to	$11.70	$20	5.26%	1.40%	to	1.45%	6.30%
2018		2	$10.95	to	$11.19	$18	4.76%	1.20%	to	1.45%	-1.88%	to	-1.67%
2017		2	$11.16	to	$11.38	$24	2.37%	1.20%	to	1.45%	1.73%	to	2.06%
2016		2	$10.97	to	$11.15	$24	2.90%	1.20%	to	1.45%	1.29%	to	1.37%
2015		4	$10.83	to	$11.11	$43	0.31%	1.00%	to	1.45%	-1.99%	to	-1.51%
Lord Abbett Short Duration Income Fund - Class R4
2019		669	$10.51	to	$10.98	$7,163	3.60%	0.30%	to	1.50%	3.85%	to	5.07%
2018		579	$10.12	to	$10.46	$5,944	3.87%	0.25%	to	1.50%	-0.39%	to	0.87%
2017		387	$10.16	to	$10.37	$3,967	3.76%	0.25%	to	1.50%	0.99%	to	2.27%
2016	5/9/2016	256	$10.06	to	$10.14	$2,586	(b)	0.25%	to	1.50%		(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
Lord Abbett Mid Cap Stock Fund - Class A
2019		35	$21.78	to	$29.18	$950	0.92%	0.20%	to	1.75%	20.80%	to	22.67%
2018		35	$18.03	to	$23.98	$790	0.92%	0.20%	to	1.75%	-16.06%	to	-14.71%
2017		36	$21.47	to	$28.34	$936	0.90%	0.20%	to	1.75%	5.19%	to	6.82%
2016		36	$20.42	to	$26.75	$898	0.61%	0.20%	to	1.75%	14.70%	to	16.38%
2015		41	$18.03	to	$23.17	$866	0.89%	0.20%	to	1.65%	-5.16%	to	-3.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Small Cap Value Fund - Class A
2019	10	$30.27	to	$35.49	$348	0.17%	0.60%	to	1.60%	18.33%	to	19.54%
2018	29	$25.58	to	$29.91	$820	—	0.55%	to	1.60%	-13.29%	to	-12.36%
2017	30	$29.49	to	$34.13	$981	—	0.55%	to	1.60%	4.65%	to	5.73%
2016	40	$28.19	to	$32.28	$1,242	—	0.55%	to	1.60%	18.54%	to	19.82%
2015	45	$23.78	to	$26.94	$1,178	—	0.55%	to	1.60%	-2.74%	to	-1.71%
Lord Abbett Fundamental Equity Fund - Class A
2019	5	$24.68	to	$25.29	$128	1.20%	0.80%	to	1.05%	21.52%	to	21.76%
2018	10	$20.31	to	$20.77	$204	1.49%	0.80%	to	1.05%	-9.37%	to	-9.18%
2017	9	$21.64	to	$22.87	$200	1.18%	0.80%	to	1.50%	11.82%	to	12.05%
2016	11	$19.38	to	$20.69	$213	1.19%	0.60%	to	1.55%	14.00%	to	15.07%
2015	17	$17.00	to	$18.41	$294	1.43%	0.20%	to	1.55%	-4.66%	to	-3.36%
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
2019	2,744	$11.00	to	$31.35	$68,398	0.93%	0.10%	to	1.50%	20.84%	to	22.53%
2018	2,851	$13.50	to	$25.86	$61,697	0.68%	0.10%	to	1.50%	-16.31%	to	-15.13%
2017	3,241	$16.03	to	$30.66	$83,700	0.56%	0.10%	to	1.50%	5.25%	to	6.73%
2016	3,962	$15.14	to	$29.03	$96,369	—	0.10%	to	1.50%	14.66%	to	16.30%
2015	4,314	$13.13	to	$25.24	$91,575	0.58%	0.10%	to	1.50%	-5.21%	to	-3.90%
Mainstay Large Cap Growth Fund - Class R3
2019	—		$38.38		$3	—		—			32.80%
2018	—		$28.90		$2	—		—			3.07%
2017	—		$28.04		$2	—		—			31.71%
2016	—		$21.29		$2	—		—			-2.92%
2015	—		$21.93		$2	—		—			5.58%
Massachusetts Investors Growth Stock Fund - Class A
2019	3	$34.40	to	$39.38	$104	—	0.75%	to	1.60%	37.71%	to	38.86%
2018	3	$24.98	to	$28.36	$77	1.33%	0.75%	to	1.60%	-0.83%	to	0.04%
2017	3	$25.19	to	$28.35	$73	0.72%	0.75%	to	1.60%	26.65%	to	27.70%
2016	4	$19.89	to	$22.48	$97	0.67%	0.65%	to	1.60%	4.46%	to	5.44%
2015	6	$18.59	to	$22.36	$119	1.43%	0.25%	to	1.80%	-1.41%	to	-0.27%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Metropolitan West Total Return Bond Fund - Class I Shares
2019	2,238		$11.45		$25,623	2.80%		—			9.15%
2018	1,935		$10.49		$20,298	2.72%		—			0.10%
2017	1,580		$10.48		$16,550	2.15%		—			3.46%
2016	1,041		$10.13		$10,546	1.90%		—			2.53%
2015	368		$9.88		$3,636	—		—			—
Metropolitan West Total Return Bond Fund - Class M Shares
2019	2,250	$10.32	to	$11.89	$24,877	2.58%	0.00%	to	1.50%	7.28%	to	8.88%
2018	2,025	$10.03	to	$10.92	$21,058	2.50%	0.00%	to	1.50%		-1.57%
2017	2,014	$10.19	to	$10.92	$21,142	1.88%	0.00%	to	1.50%	1.59%	to	3.02%
2016	1,738	$10.03	to	$10.60	$17,807	1.64%	0.00%	to	1.50%	0.80%	to	2.32%
2015	1,556	$9.95	to	$10.36	$15,742	1.69%	0.00%	to	1.50%		-1.58%
MFS® International Intrinsic Value Fund - Class R3
2019	77	$14.55	to	$15.48	$1,134	1.01%	0.30%	to	1.40%	23.83%	to	25.14%
2018	54	$11.75	to	$12.37	$647	1.26%	0.30%	to	1.40%	-10.51%	to	-9.51%
2017	47	$13.13	to	$13.67	$621	1.92%	0.30%	to	1.40%	25.05%	to	25.59%
2016	28	$10.50	to	$10.65	$294	2.32%	0.85%	to	1.40%	2.54%	to	3.00%
2015	9	$10.25	to	$10.34	$90	1.94%	0.85%	to	1.35%	5.02%	to	5.62%
MFS® New Discovery Fund - Class R3
2019	16	$18.22	to	$19.00	$297	—	0.65%	to	1.40%	38.77%	to	39.69%
2018	9	$13.13	to	$13.53	$116	—	0.75%	to	1.40%	-2.96%	to	-2.55%
2017	8	$13.53	to	$13.83	$107	—	0.80%	to	1.40%	24.43%	to	24.82%
2016	5	$10.93	to	$11.02	$50	—	0.95%	to	1.25%	7.26%	to	7.62%
2015	4	$10.19	to	$10.24	$38	—	0.95%	to	1.25%	-3.32%	to	-3.12%
Neuberger Berman Genesis Fund - Trust Class Shares
2019	18	$25.86	to	$27.75	$511	—	0.95%	to	1.70%	27.14%	to	28.12%
2018	17	$20.34	to	$21.66	$373	—	0.95%	to	1.70%	-8.30%	to	-7.63%
2017	13	$22.18	to	$24.51	$315	—	0.35%	to	1.70%	13.57%	to	15.07%
2016	31	$19.53	to	$21.30	$640	0.06%	0.35%	to	1.70%	16.04%	to	17.68%
2015	29	$16.83	to	$18.10	$509	—	0.35%	to	1.70%	-1.52%	to	-0.22%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
2019		236		$15.85		$3,744	0.84%		—			26.09%
2018		212		$12.57		$2,662	0.78%		—			-5.63%
2017		184		$13.32		$2,449	0.99%		—			18.72%
2016		121		$11.22		$1,355	1.25%		—			10.32%
2015	7/15/2015	38		$10.17		$385	(a)		—			(a)
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
2019		577	$22.41	to	$27.26	$14,208	0.49%	0.25%	to	1.60%	23.59%	to	25.28%
2018		617	$17.97	to	$21.79	$12,231	0.26%	0.25%	to	1.60%	-7.48%	to	-6.17%
2017		654	$19.04	to	$23.23	$13,921	0.45%	0.00%	to	1.60%	16.55%	to	18.40%
2016		677	$16.23	to	$19.67	$12,306	1.11%	0.00%	to	1.60%	8.16%	to	9.89%
2015		707	$14.90	to	$17.95	$11,809	0.96%	0.00%	to	1.70%	-2.17%	to	-0.56%
New Perspective Fund® - Class R-3
2019		34	$32.19	to	$39.27	$1,226	0.54%	0.00%	to	1.25%	27.99%	to	29.60%
2018		61	$25.15	to	$30.30	$1,712	0.64%	0.00%	to	1.25%	-7.33%	to	-6.16%
2017		67	$27.14	to	$32.29	$2,010	—	0.00%	to	1.25%	26.88%	to	28.44%
2016		73	$21.39	to	$25.14	$1,718	—	0.00%	to	1.25%	0.23%	to	1.49%
2015		88	$20.96	to	$24.77	$2,071	—	0.00%	to	1.40%	3.56%	to	5.05%
New Perspective Fund® - Class R-4
2019		7,215	$14.10	to	$41.91	$239,015	1.10%	0.00%	to	1.50%	28.11%	to	30.03%
2018		6,920	$10.92	to	$32.23	$177,548	1.02%	0.00%	to	1.50%	-7.31%	to	-5.90%
2017		6,826	$11.69	to	$34.25	$189,193	0.46%	0.00%	to	1.50%	26.88%	to	28.87%
2016		5,720	$13.83	to	$26.59	$135,484	0.81%	0.00%	to	1.50%	0.32%	to	1.84%
2015		5,570	$13.70	to	$26.11	$130,637	0.67%	0.00%	to	1.50%	3.74%	to	5.34%
New World Fund® - Class R-4
2019		59	$12.78	to	$13.84	$770	0.86%	0.00%	to	1.40%	25.79%	to	27.56%
2018		103	$10.16	to	$10.85	$1,095	1.13%	0.00%	to	1.40%	-13.53%	to	-12.34%
2017		86	$11.75	to	$12.32	$1,038	1.51%	0.05%	to	1.40%	30.78%	to	31.88%
2016		35	$8.98	to	$9.30	$324	1.37%	0.10%	to	1.40%	2.39%	to	3.79%
2015		21	$8.77	to	$8.96	$183	0.95%	0.10%	to	1.35%	-7.29%	to	-5.98%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Parnassus Core Equity FundSM - Investor Shares
2019	163	$14.19	to	$14.36	$2,309	2.55%	0.95%	to	1.20%	28.07%	to	28.44%
2018	159	$11.08	to	$11.18	$1,766	2.47%	0.95%	to	1.20%	-8.73%	to	-8.56%
2017	175	$12.14	to	$12.23	$2,125	2.67%	0.95%	to	1.20%	18.21%	to	18.39%
2016	179	$10.27	to	$10.33	$1,841	4.47%	1.00%	to	1.20%	6.54%	to	6.83%
2015	107	$9.64	to	$9.67	$1,029	2.07%	1.00%	to	1.20%	-7.75%	to	-7.55%
Parnassus Core Equity FundSM - Investor Shares
2019	1,695	$14.24	to	$42.30	$39,661	0.76%	0.00%	to	1.40%	28.87%	to	30.68%
2018	1,677	$11.00	to	$32.37	$32,021	1.07%	0.00%	to	1.40%	-1.58%	to	-0.25%
2017	1,606	$11.12	to	$32.19	$31,131	1.35%	0.05%	to	1.40%	14.93%	to	16.23%
2016	1,499	$16.31	to	$27.64	$25,372	1.04%	0.10%	to	1.40%	8.88%	to	10.30%
2015	1,393	$14.90	to	$25.06	$21,394	2.27%	0.10%	to	1.35%	-1.89%	to	-0.63%
Pax Sustainable Allocation Fund - Investor Class
2019	1,934	$16.10	to	$25.40	$40,352	1.59%	0.00%	to	1.50%	19.06%	to	20.84%
2018	2,064	$13.44	to	$21.02	$35,911	2.09%	0.00%	to	1.50%	-5.51%	to	-4.06%
2017	2,193	$14.14	to	$21.91	$40,220	0.60%	0.00%	to	1.50%	11.49%	to	13.17%
2016	2,325	$12.61	to	$19.36	$38,128	1.27%	0.00%	to	1.50%	4.20%	to	5.79%
2015	2,575	$12.03	to	$18.30	$40,388	0.85%	0.00%	to	1.50%	-2.02%	to	-0.54%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2019	265	$5.70	to	$10.25	$1,561	3.97%	0.30%	to	1.50%	10.47%	to	11.60%
2018	257	$5.16	to	$9.22	$1,362	5.64%	0.25%	to	1.50%	-15.50%	to	-14.40%
2017	226	$6.10	to	$10.82	$1,406	7.39%	0.25%	to	1.50%	0.99%	to	2.24%
2016	257	$6.04	to	$6.25	$1,570	0.97%	0.25%	to	1.50%	12.69%	to	14.05%
2015	98	$5.36	to	$5.48	$532	6.23%	0.25%	to	1.50%	-27.07%	to	-26.22%
PIMCO VIT Real Return Portfolio - Administrative Class
2019	4,351	$10.38	to	$18.81	$71,157	1.67%	0.00%	to	1.60%	6.72%	to	8.41%
2018	4,614	$9.69	to	$17.35	$70,080	2.46%	0.00%	to	1.60%	-3.75%	to	-2.17%
2017	5,193	$10.03	to	$17.74	$81,690	2.31%	0.00%	to	1.60%	2.02%	to	3.65%
2016	6,498	$9.79	to	$17.12	$98,105	2.28%	0.00%	to	1.60%	3.49%	to	5.22%
2015	6,996	$9.42	to	$16.27	$101,300	3.87%	0.00%	to	1.60%	-4.23%	to	-2.69%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer Equity Income Fund - Class Y Shares
2019	523	$12.56	to	$21.76	$11,198	2.06%	0.75%	to	0.95%	24.48%	to	24.84%
2018	689	$10.09	to	$17.43	$11,896	2.51%	0.75%	to	0.95%	-9.51%	to	-9.36%
2017	795	$11.15	to	$19.23	$15,188	1.68%	0.75%	to	0.95%		14.26%
2016	848		$16.83		$14,268	2.10%		0.85%			18.44%
2015	726		$14.21		$10,306	2.05%		0.85%			-0.28%
Pioneer High Yield Fund - Class A Shares
2019	35	$18.92	to	$24.21	$780	5.06%	0.20%	to	1.75%	12.15%	to	13.88%
2018	37	$16.87	to	$21.26	$722	5.26%	0.20%	to	1.75%	-4.85%	to	-3.32%
2017	39	$17.73	to	$21.99	$799	5.56%	0.20%	to	1.75%	5.66%	to	7.27%
2016	62	$16.78	to	$20.50	$1,175	4.98%	0.20%	to	1.75%	12.17%	to	13.89%
2015	102	$14.96	to	$18.00	$1,727	4.91%	0.20%	to	1.75%	-6.56%	to	-5.06%
Pioneer Strategic Income Fund - Class A Shares
2019	46	$13.55	to	$15.64	683	2.89%	0.20%	to	1.65%	8.40%	to	9.91%
2018	41	$12.50	to	$14.23	562	3.25%	0.20%	to	1.65%	-3.55%	to	-2.06%
2017	34	$12.86	to	$14.53	483	2.82%	0.20%	to	1.75%	3.38%	to	4.99%
2016	74	$12.44	to	$13.84	$992	3.08%	0.20%	to	1.75%	5.83%	to	7.37%
2015	94	$11.83	to	$12.89	$1,189	3.70%	0.20%	to	1.65%	-3.02%	to	-1.60%
Pioneer Equity Income VCT Portfolio - Class I
2019	—		$32.34		$5	—		1.05%			24.24%
2018	—		$26.03		—	—		1.05%			-9.52%
2017	—		$28.77		—	1.70%		1.05%			14.26%
2016	—		$25.18		—	5.57%		1.05%			18.55%
2015	3		$21.24		$56	3.08%		1.05%			-0.56%
Pioneer High Yield VCT Portfolio - Class I
2019	702	$18.15	to	$25.23	$15,331	4.93%	0.10%	to	1.50%	12.74%	to	14.37%
2018	770	$16.00	to	$22.06	$14,827	4.71%	0.10%	to	1.50%	-4.72%	to	-3.42%
2017	991	$16.70	to	$22.84	$20,189	4.55%	0.10%	to	1.50%	5.60%	to	7.13%
2016	1,026	$15.71	to	$21.32	$19,606	4.78%	0.00%	to	1.50%	12.48%	to	14.20%
2015	1,115	$13.88	to	$18.68	$18,835	4.92%	0.00%	to	1.50%	-5.37%	to	-3.90%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
PGIM Jennison Utility Fund - Class Z
2019		12	$13.84	to	$15.46	$176	1.97%	0.55%	to	1.40%	25.48%	to	26.37%
2018		11	$11.03	to	$12.24	$128	2.58%	0.75%	to	1.40%	0.27%	to	0.89%
2017		9	$11.00	to	$12.14	$105	2.14%	0.70%	to	1.40%	12.75%	to	13.25%
2016		8	$9.84	to	$10.72	$79	2.31%	0.80%	to	1.25%	14.49%	to	14.90%
2015		5	$8.58	to	$9.26	$42	3.08%	0.95%	to	1.25%	-13.55%	to	-13.32
Columbia Large Cap Value Fund - Advisor Class
2019		933	$11.83	to	$21.20	$11,159	1.78%	0.00%	to	1.50%	28.31%	to	30.16%
2018		898	$9.22	to	$16.44	$8,331	3.79%	0.00%	to	1.50%	-11.34%	to	-11.23%
2017		—	$18.25	to	$18.52	$5	1.81%	0.35%	to	0.50%	16.24%	to	16.48%
2016		7	$15.70	to	$15.90	$112	1.65%	0.35%	to	0.50%		14.47%
2015		7	$13.62	to	$14.15	$101	1.86%	0.10%	to	0.60%	-2.64%	to	-2.14%
Royce Total Return Fund - Service Class
2019		1		$10.68		$6	—		1.10%			21.78%
2018		—		$8.77		$3	(f)		1.10%			(f)
2017		—		$23.02		$3	0.36%		1.20%			11.91%
2016		—		$20.56		$2	(f)		1.20%			(f)
2015		—		$16.40		$2	—		1.40%			8.84%
Ave Maria Rising Dividend Fund
2019		426	$14.06	to	$14.87	$6,122	1.23%	0.30%	to	1.50%	25.76%	to	27.20%
2018		430	$11.18	to	$11.71	$4,894	1.40%	0.25%	to	1.50%	-6.29%	to	-5.03%
2017		387	$11.93	to	$12.33	$4,677	1.18%	0.25%	to	1.50%	15.15%	to	16.54%
2016		389	$10.36	to	$10.58	$4,066	1.82%	0.25%	to	1.50%	13.60%	to	15.02%
2015	9/15/2015	48	$9.12	to	$9.20	$437	(a)	0.25%	to	1.50%		(a)
SMALLCAP World Fund® - Class R-4
2019		1,401	$13.44	to	$23.61	$27,352	—	0.00%	to	1.50%	28.85%	to	30.80%
2018		1,366	$10.38	to	$18.05	$20,382	—	0.00%	to	1.50%	-11.04%	to	-9.70%
2017		1,385	$11.60	to	$19.99	$23,121	0.37%	0.00%	to	1.50%	25.00%	to	26.84%
2016		1,050	$13.84	to	$15.76	$15,154	—	0.00%	to	1.50%	4.14%	to	5.77%
2015		1,064	$13.29	to	$14.90	$14,703	—	0.00%	to	1.50%	1.14%	to	2.62%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund				Investment
Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)

T.	Rowe Price Institutional Large-Cap Growth Fund 2019 2018 2017

2016
2015	7/14/2015

T.	Rowe Price Mid-Cap Value Fund - R Class 2019 2018 2017 2016 2015
T.	Rowe Price Value Fund - Advisor Class 2019 2018 2017 2016 2015

TCW Total Return Bond Fund - Class N
2019
2018
2017
2016
2015	9/11/2015
Templeton Foreign Fund - Class A
2019
2018
2017
2016
2015

2,008		$21.15		$42,479	0.46%		—			28.49%
1,833		$16.46		$30,175	0.29%		—			4.31%
1,590		$15.78		$25,083	0.29%		—			37.82%
1,130		$11.45		$12,935	0.35%		—			2.88%
358		$11.13		$3,984	(a)		—			(a)

7	$30.53	to	$37.55	$227	0.39%	0.00%	to	1.30%	17.42%	to	18.98%
27	$26.00	to	$31.56	$788	0.42%	0.00%	to	1.30%	-12.22%	to	-11.07%
34	$29.62	to	$35.49	$1,113	0.49%	0.00%	to	1.30%	10.31%	to	10.67%
41	$28.45	to	$31.54	$1,228	0.49%	0.10%	to	0.90%	22.63%	to	23.29%
37	$23.20	to	$25.82	$910	0.62%	0.00%	to	0.90%	-4.76%	to	-3.91%

20		$25.53		$512	1.54%		1.00%			24.60%
19		$20.49		$399	1.22%		1.00%			-10.56%
18		$22.91		$418	1.06%		1.00%			17.49%
15		$19.50		$301	1.52%		1.00%			9.61%
14		$17.79		$254	1.37%		1.00%			-2.95%

720	$10.46	to	$11.22	$7,674	4.03%	0.00%	to	1.50%	5.44%	to	7.06%
614	$9.91	to	$10.48	$6,183	3.33%	0.00%	to	1.50%	-1.00%	to	0.48%
593	$9.97	to	$10.43	$6,006	2.58%	0.00%	to	1.50%	1.52%	to	3.06%
597	$9.79	to	$10.12	$5,929	2.78%	0.00%	to	1.50%	-0.30%	to	1.20%
249	$9.90	to	$10.00	$2,471	(a)	0.00%	to	1.50%		(a)

18	$12.24	to	$20.74	$352	2.84%	0.20%	to	1.65%	10.61%	to	12.23%
25	$10.97	to	$18.48	$423	2.43%	0.20%	to	1.65%	-16.40%	to	-15.15%
24	$12.79	to	$21.78	$495	1.35%	0.20%	to	1.65%	15.20%	to	16.85%
29	$11.04	to	$18.64	$510	1.86%	0.20%	to	1.65%	9.80%	to	11.42%
32	$10.00	to	$16.73	$499	0.76%	0.20%	to	1.65%	-8.63%	to	-7.31%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Advisor Class
2019		1,965	$11.46	to	$11.85	$22,530	6.20%	0.00%	to	0.45%	0.44%	to	0.85%
2018		2,147	$11.41	to	$11.75	$24,501	6.51%	0.00%	to	0.45%	0.97%	to	1.47%
2017		2,464	$11.30	to	$11.58	$27,852	3.58%	0.00%	to	0.45%	2.17%	to	2.66%
2016		2,462	$11.06	to	$11.28	$27,244	2.62%	0.00%	to	0.45%	6.14%	to	6.62%
2015		3,070	$10.42	to	$10.58	$32,007	3.33%	0.00%	to	0.45%	-4.49%	to	-4.08%
Templeton Global Bond Fund - Class A
2019		4,412	$10.68	to	$38.65	$103,155	5.83%	0.00%	to	1.50%	-0.84%	to	0.62%
2018		5,240	$10.76	to	$38.41	$118,332	6.18%	0.00%	to	1.50%	-0.25%	to	1.27%
2017		5,561	$10.77	to	$37.93	$127,026	3.29%	0.00%	to	1.50%	0.85%	to	2.36%
2016		5,636	$10.67	to	$37.06	$129,353	2.38%	0.00%	to	1.50%	4.65%	to	6.26%
2015		6,518	$10.19	to	$34.89	$144,039	3.04%	0.00%	to	1.50%	-5.71%	to	-4.23%
Third Avenue Real Estate Value Fund - Institutional Class
2019		5	$11.80	to	$12.28	$55	2.06%	0.70%	to	1.40%	19.60%	to	20.27%
2018		4	$9.95	to	$10.23	$42	1.67%	0.65%	to	1.25%	-20.91%	to	-20.42%
2017		6	$12.58	to	$12.83	$78	1.37%	0.70%	to	1.25%	20.73%	to	21.23%
2016		3	$10.42	to	$10.55	$32	1.04%	0.80%	to	1.25%	4.51%	to	4.98%
2015		2	$9.99	to	$10.05	$19	—	0.80%	to	1.15%	-4.77%	to	-4.38%
Touchstone Value Fund - Institutional Class
2019		1,122		$15.38		$17,249	1.89%		—			25.96%
2018		985		$12.21		$12,022	2.08%		—			-5.35%
2017		804		$12.90		$10,377	2.02%		—			14.36%
2016		555		$11.28		$6,257	3.02%		—			13.48
2015	7/14/2015	160		$9.94		$1,586	(a)		—			(a)
USAA Precious Metals and Minerals Fund - Adviser Shares
2019		4,081	$4.46	to	$5.07	$18,901	—	0.00%	to	1.50%	40.69%	to	42.36%
2018		4,033	$3.17	to	$3.49	$13,275	—	0.25%	to	1.50%	-13.55%	to	-12.31%
2017		3,528	$3.66	to	$3.98	$13,321	—	0.25%	to	1.50%	7.96%	to	9.37%
2016		4,024	$3.39	to	$3.70	$14,039	5.37%	0.00%	to	1.50%	43.64%	to	46.25%
2015		2,989	$2.36	to	$2.53	$7,214	—	0.00%	to	1.50%	-27.66%	to	-26.45%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Fund
	Inception	Units	Unit Fair Value
	DateA	(000's)	(lowest to highest)
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
2019	7/19/2019	15		$10.52
2018		(e)		(e)
2017		(e)		(e)
2016		(e)		(e)
2015		(e)		(e)
Vanguard® Total International Stock Index Fund - Admiral™ Shares
2019	7/19/2019	1		$10.70
2018		(e)		(e)
2017		(e)		(e)
2016		(e)		(e)
2015		(e)		(e)
Diversified Value Portfolio
2019		4	$24.53	to	$28.91
2018		5	$19.91	to	$23.22
2017		5	$22.35	to	$25.80
2016		4	$20.15	to	$23.01
2015		6	$18.20	to	$20.57
Equity Income Portfolio
2019		5	$29.25	to	$33.68
2018		6	$23.98	to	$27.37
2017		6	$26.02	to	$29.43
2016		8	$22.45	to	$25.16
2015		11	$19.90	to	$22.37
Small Company Growth Portfolio
2019		1	$32.12	to	$37.86
2018		2	$25.58	to	$29.83
2017		1	$28.14	to	$32.48
2016		1	$23.25	to	$26.56
2015		1	$20.64	to	$23.33

	Investment
Net Assets	Income	Expense RatioC			Total ReturnD
(000's)	RatioB	(lowest to highest)			(lowest to highest)

157	(e)		1.00%			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)

$15	(e)		1.00%			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)

$112	3.57%	0.95%	to	2.00%	23.20%	to	24.50%
$112	2.59%	0.95%	to	2.00%	-10.92%	to	-10.00%
$120	—	0.95%	to	2.00%	10.92%	to	12.13%
$103	—	0.95%	to	2.00%	10.71%	to	11.86%
$116	—	0.95%	to	2.00%	-4.36%	to	-3.38%

$181	2.86%	1.10%	to	2.00%	21.98%	to	23.05%
$169	2.24%	1.10%	to	2.00%	-7.84%	to	-7.00%
$188	2.40%	1.10%	to	2.00%	15.90%	to	16.97%
$199	2.61%	1.10%	to	2.00%	12.81%	to	13.67%
$237	2.47%	1.00%	to	2.00%	-1.14%	to	-0.13%

$56	0.00%	0.95%	to	2.00%	25.57%	to	26.92%
$47	0.00%	0.95%	to	2.00%	-9.10%	to	-8.16%
$46	0.45%	0.95%	to	2.00%	21.01%	to	22.29%
$33	0.32%	0.95%	to	2.00%	12.65%	to	13.84%
$26	—	0.95%	to	2.00%	-4.67%	to	-3.67%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Victory Integrity Small-Cap Value Fund - Class Y
2019		22	$13.18	to	$14.14	$289	0.28%	0.00%	to	1.25%	21.59%	to	23.06%
2018		39	$10.77	to	$11.49	$435	0.52%	0.00%	to	1.40%	-19.69%	to	-18.63%
2017		24	$13.41	to	$14.06	$332	—	0.05%	to	1.40%	10.83%	to	11.47%
2016		9	$12.10	to	$12.52	$115	—	0.10%	to	1.40%	22.85%	to	24.21
2015		5	$9.89	to	$10.08	$45	—	0.10%	to	1.25%	-7.83%	to	-6.75
Victory Sycamore Established Value Fund - Class A
2019		446	$12.57	to	$15.05	$6,605	1.14%	0.75%	to	1.20%	26.86%	to	27.36%
2018		366	$9.87	to	$11.84	$4,299	1.05%	0.75%	to	1.20%	-11.34%	to	-10.84%
2017		266	$11.07	to	$13.31	$3,525	0.68%	0.75%	to	1.20%		14.35%
2016	5/19/2016	144		$11.64		$1,674	(b)		1.20%			(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
Victory Sycamore Small Company Opportunity Fund - Class R
2019		0	$29.83	to	$31.19	$8	—	0.60%	to	1.05%	24.97%	to	25.51%
2018		0	$23.87	to	$24.85	$8	—	0.60%	to	1.05%	-9.75%	to	-9.31%
2017		2	$26.44	to	$27.40	$53	0.32%	0.60%	to	1.05%		10.12%
2016		2	$23.86	to	$24.61	$38	0.13%	0.70%	to	1.15%	27.87%	to	28.29%
2015		1	$18.66	to	$19.10	$28	—	0.75%	to	1.15%	-2.05%	to	-1.70%
Voya Balanced Portfolio - Class I
2019		5,828	$10.93	to	$66.19	$221,428	2.44%	0.00%	to	1.95%	16.82%	to	19.07%
2018		6,211	$13.99	to	$56.10	$208,684	2.30%	0.00%	to	1.95%	-8.67%	to	-6.82%
2017		7,043	$15.15	to	$60.77	$252,764	2.56%	0.00%	to	1.95%	12.48%	to	14.73%
2016		7,897	$13.32	to	$53.47	$250,957	1.78%	0.00%	to	1.95%	5.66%	to	7.83%
2015		8,705	$12.47	to	$50.06	$259,147	2.01%	0.00%	to	1.95%	-3.72%	to	-1.85%
Voya Large Cap Value Fund - Class A
2019		3	$17.22	to	$18.26	$58	1.69%	0.35%	to	1.20%	23.09%	to	24.01%
2018		4	$13.99	to	$14.63	$60	1.05%	0.45%	to	1.20%	-9.27%	to	-8.56%
2017		8	$15.42	to	$16.00	$131	2.05%	0.45%	to	1.20%	11.98%	to	12.83%
2016		4	$13.77	to	$14.18	$60	2.19%	0.45%	to	1.20%	12.12%	to	12.72%
2015		7	$12.32	to	$12.58	$88	4.21%	0.45%	to	1.15%		-5.35%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Real Estate Fund - Class A
2019		21	$29.86	to	$38.21	$727	3.13%	0.00%	to	1.55%	25.83%	to	27.79%
2018		25	$23.73	to	$29.90	$678	2.93%	0.00%	to	1.55%	-9.70%	to	-8.28%
2017		25	$26.28	to	$32.60	$755	2.88%	0.00%	to	1.55%	3.18%	to	4.79%
2016		29	$25.47	to	$31.11	$841	2.82%	0.00%	to	1.55%	1.84%	to	3.42%
2015		49	$25.01	to	$30.08	$1,406	2.51%	0.00%	to	1.55%	1.42%	to	3.01%
Voya Floating Rate Fund - Class A
2019		335	$10.58	to	$11.05	$3,571	5.33%	0.75%	to	1.20%	5.17%	to	5.59%
2018		229	$10.02	to	$10.48	$2,318	4.21%	0.75%	to	1.20%	-1.42%	to	-0.99%
2017		75	$10.12	to	$10.61	$775	3.55%	0.75%	to	1.20%	1.24%	to	1.34%
2016	6/1/2016	14		$10.47		$149	(b)		1.20%			(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
Voya GNMA Income Fund - Class A
2019		192	$10.29	to	$19.38	$2,472	2.79%	0.25%	to	1.55%	3.57%	to	4.93%
2018		197	$9.89	to	$18.47	$2,539	2.39%	0.20%	to	1.55%	-0.68%	to	0.60%
2017		228	$9.93	to	$18.36	$2,981	2.47%	0.25%	to	1.55%	-0.08%	to	1.27%
2016		239	$9.90	to	$18.13	$3,178	2.92%	0.25%	to	1.55%	0.08%	to	1.40%
2015		240	$10.94	to	$17.88	$3,252	3.03%	0.00%	to	1.55%	0.00%	to	1.59%
Voya Intermediate Bond Fund - Class A
2019		49	$14.88	to	$19.04	$856	3.19%	0.00%	to	1.55%	7.83%	to	9.55%
2018		52	$13.80	to	$17.38	$836	2.91%	0.00%	to	1.55%	-2.13%	to	-0.63%
2017		50	$14.10	to	$17.49	$815	2.92%	0.00%	to	1.55%	2.92%	to	4.48%
2016		48	$13.70	to	$16.74	$743	2.91%	0.00%	to	1.55%	2.16%	to	3.78%
2015		93	$13.41	to	$16.13	$1,395	2.27%	0.00%	to	1.55%	-1.25%	to	0.31%
Voya Intermediate Bond Portfolio - Class I
2019		14,803	$10.38	to	$123.14	$425,547	3.36%	0.00%	to	1.95%	7.68%	to	9.89%
2018		14,410	$13.68	to	$113.27	$404,454	3.62%	0.00%	to	1.95%	-2.49%	to	-0.52%
2017		16,272	$14.03	to	$115.08	$455,985	3.34%	0.00%	to	1.95%	2.98%	to	5.04%
2016		17,504	$13.62	to	$110.70	$463,454	2.34%	0.00%	to	1.95%	2.25%	to	4.35%
2015		18,559	$13.31	to	$107.22	$477,808	4.03%	0.00%	to	1.95%	-1.33%	to	0.63%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Intermediate Bond Portfolio - Class S
2019	131		$16.68		$2,191	3.12%		0.35%			9.16%
2018	138		$15.28		$2,103	3.42%		0.35%			-1.16%
2017	170		$15.46		$2,627	3.16%		0.35%			4.39%
2016	178		$14.81		$2,631	2.19%		0.35%			3.86%
2015	187		$14.26		$2,668	4.66%		0.35%			-0.14%
Voya Global Perspectives® Portfolio - Class I
2019	194	$10.77	to	$13.03	$2,415	3.53%	0.35%	to	1.50%	16.56%	to	17.81%
2018	181	$10.07	to	$11.06	$1,944	3.05%	0.40%	to	1.50%	-8.58%	to	-7.53%
2017	204	$10.93	to	$12.03	$2,388	1.65%	0.25%	to	1.50%	13.20%	to	14.68%
2016	509	$10.15	to	$10.49	$5,274	3.50%	0.25%	to	1.50%	5.28%	to	6.61%
2015	236	$9.64	to	$9.84	$2,295	2.92%	0.25%	to	1.50%	-4.84%	to	-3.62%
Voya High Yield Portfolio - Adviser Class
2019	2		$15.19		$28	2.90%		0.35%			14.38%
2018	3		$13.28		$41	5.00%		0.35%			-3.84%
2017	3		$13.81		$39	6.55%		0.35%			5.42%
2016	3		$13.10		$39	7.07%		0.35%			13.81%
2015	3		$11.51		$34	5.13%		0.35%			-2.70%
Voya High Yield Portfolio - Institutional Class
2019	7,396	$10.32	to	$22.37	$105,196	4.72%	0.00%	to	1.95%	13.99%	to	15.36%
2018	2,437	$12.72	to	$19.54	$35,318	6.01%	0.00%	to	1.20%	-4.12%	to	-2.97%
2017	2,630	$13.17	to	$20.29	$39,407	7.22%	0.00%	to	1.20%	5.29%	to	6.56%
2016	2,242	$12.41	to	$19.19	$31,164	6.85%	0.00%	to	1.20%	13.51%	to	14.88%
2015	2,230	$10.85	to	$16.85	$27,564	6.30%	0.00%	to	1.20%	-3.03%	to	-1.87%
Voya High Yield Portfolio - Service Class
2019	17	$20.12	to	$25.00	$409	7.19%	0.40%	to	1.40%	13.58%	to	14.78%
2018	993	$17.62	to	$22.29	$19,881	5.77%	0.10%	to	1.50%	-4.63%	to	-3.31%
2017	1,042	$18.37	to	$23.09	$21,758	6.92%	0.00%	to	1.50%	4.63%	to	6.18%
2016	1,084	$17.45	to	$22.28	$21,510	6.58%	0.00%	to	1.50%	12.86%	to	14.60%
2015	1,120	$15.36	to	$19.45	$19,604	6.16%	0.00%	to	1.50%	-3.48%	to	-2.03%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Adviser Class
2019	3		$31.65		$83	—		0.35%			31.44%
2018	3		$24.08		$78	—		0.35%			-2.39%
2017	6		$24.67		$143	0.07%		0.35%			28.56%
2016	6		$19.19		$121	—		0.35%			2.95%
2015	9		$18.64		$163	—		0.35%			5.37%
Voya Large Cap Growth Portfolio - Institutional Class
2019	19,621	$11.53	to	$42.93	$598,514	0.67%	0.00%	to	1.50%	30.75%	to	32.77%
2018	20,013	$22.96	to	$32.64	$483,586	0.67%	0.00%	to	1.50%	-2.97%	to	-1.48%
2017	21,642	$23.65	to	$33.45	$535,736	0.64%	0.00%	to	1.50%	27.82%	to	29.71%
2016	22,383	$18.51	to	$26.03	$430,272	0.55%	0.00%	to	1.50%	2.43%	to	4.00%
2015	23,787	$18.07	to	$25.28	$443,531	0.57%	0.00%	to	1.50%	4.78%	to	6.38%
Voya Large Cap Growth Portfolio - Service Class
2019	175	$20.59	to	$50.53	$5,930	—	0.00%	to	1.50%	30.45%	to	32.42%
2018	460	$15.60	to	$38.16	$12,694	0.41%	0.00%	to	1.50%	-3.24%	to	-1.75%
2017	422	$15.94	to	$38.84	$11,802	0.40%	0.00%	to	1.50%	27.53%	to	29.42%
2016	321	$12.36	to	$30.01	$6,892	—	0.00%	to	1.50%	2.16%	to	3.70%
2015	290	$11.96	to	$28.94	$5,927	—	0.00%	to	1.50%	4.52%	to	6.12%
Voya Large Cap Value Portfolio - Adviser Class
2019	1		$15.68		$16	—		0.35%			24.05%
2018	1		$12.64		$15	—		0.35%			-8.67%
2017	1		$13.84		$21	1.85%		0.35%			12.43%
2016	2		$12.31		$21	1.80%		0.35%			12.83%
2015	2		$10.91		$21	—		0.35%			-5.38%
Voya Large Cap Value Portfolio - Institutional Class
2019	16,308	$11.09	to	$22.09	$303,689	2.12%	0.00%	to	1.95%	22.71%	to	25.12%
2018	17,753	$13.34	to	$17.66	$267,860	2.01%	0.00%	to	1.95%	-9.62%	to	-7.78%
2017	20,269	$14.76	to	$19.15	$335,852	2.43%	0.00%	to	1.95%	11.31%	to	13.52%
2016	22,298	$13.26	to	$16.87	$328,460	2.34%	0.00%	to	1.95%	11.70%	to	13.93%
2015	24,918	$11.87	to	$14.81	$325,457	1.84%	0.00%	to	1.95%	-6.39%	to	-4.45%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Value Portfolio - Service Class
2019	69	$15.91	to	$19.31	$1,231	1.86%	0.10%	to	1.40%	23.05%	to	24.59%
2018	85	$12.93	to	$16.36	$1,241	1.70%	0.10%	to	1.40%	-9.33%	to	-8.06%
2017	107	$14.26	to	$17.09	$1,692	2.17%	0.10%	to	1.40%	11.67%	to	13.08%
2016	118	$12.77	to	$15.16	$1,668	2.15%	0.10%	to	1.45%	12.02%	to	13.49%
2015	132	$11.44	to	$13.48	$1,658	1.74%	0.10%	to	1.55%	-6.12%	to	-4.77%
Voya Limited Maturity Bond Portfolio - Adviser Class
2019	—		$10.52		$5	—		0.35%			3.24%
2018	1		$10.19		$15	—		0.35%			0.39%
2017	1		$10.15		$11	1.36%		0.35%			0.59%
2016	1		$10.09		$10	0.48%		0.35%			0.50%
2015	4		$10.04		$37	—		0.35%			—
Voya U.S. Stock Index Portfolio - Institutional Class
2019	2,540	$11.52	to	$38.74	$39,309	1.71%	0.00%	to	1.40%	29.30%	to	31.14%
2018	1,301	$19.90	to	$29.54	$28,279	1.86%	0.00%	to	1.40%	-5.94%	to	-4.65%
2017	1,271	$20.95	to	$30.98	$29,429	1.95%	0.00%	to	1.40%	19.76%	to	21.49%
2016	1,028	$17.33	to	$25.50	$20,177	2.18%	0.00%	to	1.40%	10.10%	to	11.65%
2015	842	$15.59	to	$22.84	$15,178	1.74%	0.00%	to	1.40%	-0.26%	to	1.11%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2019	1		$10.98		$12	—		0.35%			7.23%
2018	2		$10.24		$20	—		0.35%			-2.75%
2017	3		$10.53		$32	0.90%		0.35%			1.84%
2016	5		$10.34		$48	—		0.35%			2.89%
2015	4		$10.05		$38	—		0.35%			-3.18%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2019	4,491	$10.72	to	$18.67	$74,592	2.97%	0.00%	to	1.50%	22.87%	to	24.80%
2018	4,693	$12.81	to	$14.96	$64,343	5.37%	0.00%	to	1.50%	-9.92%	to	-8.56%
2017	5,377	$14.21	to	$16.36	$81,417	3.72%	0.00%	to	1.50%	9.13%	to	10.77%
2016	6,136	$13.03	to	$14.77	$84,613	1.41%	0.00%	to	1.50%	-0.61%	to	0.89%
2015	6,417	$13.11	to	$14.64	$88,362	3.31%	0.00%	to	1.50%	-2.89%	to	-1.41%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund				Investment
Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
VY® Clarion Real Estate Portfolio - Adviser Class
2019	2	$18.95	$44	2.53%	0.35%	27.27%
2018	2	$14.89	$35	2.60%	0.35%	-8.31%
2017	3	$16.24	$42	2.55%	0.35%	4.44%
2016	6	$15.55	$90	1.52%	0.35%	3.53%
2015	3	$15.02	$39	2.17%	0.35%	2.25%

VY® Clarion Real Estate Portfolio - Institutional Class
2019	70	$19.32	to $22.20	$1,556	2.42%	0.95%	to 1.95%	25.95%	to	27.22%
2018	81	$15.34	to $17.45	$1,419	2.96%	0.95%	to 1.95%	-9.23%	to	-8.30%
2017	96	$16.90	to $19.03	$1,820	2.32%	0.95%	to 1.95%	3.43%	to	4.50%
2016	117	$16.34	to $18.21	$2,120	1.85%	0.95%	to 1.95%	2.45%	to	3.47%
2015	129	$15.95	to $17.60	$2,262	1.54%	0.95%	to 1.95%	1.14%	to	2.21%
VY® Clarion Real Estate Portfolio - Service Class
2019	2,072	$18.86	to $24.44	$44,624	2.14%	0.00%	to 1.50%	26.19%	to	28.18%
2018	2,224	$14.85	to $19.07	$37,743	2.60%	0.00%	to 1.50%	-9.00%	to	-7.65%
2017	2,860	$16.22	to $20.65	$53,192	2.07%	0.00%	to 1.50%	3.59%	to	5.20%
2016	3,437	$15.57	to $19.63	$61,308	1.58%	0.00%	to 1.50%	2.70%	to	4.25%
2015	3,616	$15.07	to $18.83	$62,453	1.32%	0.00%	to 1.50%	1.43%	to	2.95%
VY® Invesco Growth and Income Portfolio - Institutional Class
2019	1,348	$21.52	to $22.24	$29,008	2.77%	0.00%	to 0.45%	24.47%	to	24.94%
2018	1,580	$17.29	to $17.80	$27,328	1.75%	0.00%	to 0.45%	-13.72%	to	-13.30%
2017	1,642	$20.04	to $20.53	$32,904	2.26%	0.00%	to 0.45%	13.61%	to	14.12%
2016	1,500	$17.64	to $17.99	$26,466	2.34%	0.00%	to 0.45%	19.67%	to	20.25%
2015	1,486	$14.74	to $14.96	$21,900	3.52%	0.00%	to 0.45%	-3.09%	to	-2.67%
VY® Invesco Growth and Income Portfolio - Service Class
2019	1,092	$19.65	to $29.57	$28,186	2.43%	0.00%	to 1.50%	22.89%	to	24.72%
2018	1,248	$15.90	to $23.71	$26,073	1.47%	0.00%	to 1.50%	-14.86%	to	-13.59%
2017	1,363	$18.57	to $27.44	$33,274	2.05%	0.00%	to 1.50%	12.17%	to	13.91%
2016	1,315	$16.45	to $24.09	$28,398	2.12%	0.00%	to 1.50%	18.18%	to	19.91%
2015	1,411	$13.84	to $20.09	$25,661	3.25%	0.00%	to 1.50%	-4.41%	to	-2.90%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund				Investment
Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2019	7	$25.76	$190	—	0.35%	30.83%
2018	8	$19.69	$151	0.57%	0.35%	-17.37%
2017	8	$23.83	$202	0.32%	0.35%	41.93%
2016	16	$16.79	$266	0.93%	0.35%	12.23%
2015	15	$14.96	$223	0.74%	0.35%	-16.33%

VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2019	541	$26.40	to	$26.54	$14,297	0.14%	0.95%	to	1.20%	30.56%	to	30.87%
2018	561	$20.22	to	$20.28	$11,355	0.90%	0.95%	to	1.20%	-17.57%	to	-17.39%
2017	655	$24.53	to	$24.55	$16,078	0.51%	0.95%	to	1.20%	41.63%	to	41.74%
2016	1,109	$17.32	to	$17.58	$19,344	1.49%	0.85%	to	1.20%	11.89%	to	12.33%
2015	1,101	$15.48	to	$15.65	$17,138	1.54%	0.85%	to	1.20%	-16.55%	to	-16.31%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2019	875	$12.66	to	$35.31	$26,095	—	0.00%	to	1.50%	29.78%	to	31.73%
2018	890	$9.70	to	$26.81	$20,389	0.62%	0.00%	to	1.50%	-18.02%	to	-16.74%
2017	1,026	$11.76	to	$32.20	$28,556	0.46%	0.00%	to	1.55%	40.83%	to	43.05%
2016	898	$8.30	to	$22.52	$17,732	1.22%	0.00%	to	1.55%	11.21%	to	12.94%
2015	883	$7.41	to	$19.94	$15,507	1.24%	0.00%	to	1.55%	-17.04%	to	-15.78%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2019	—		$23.50		$3	—		0.35%			25.53%
2018	1		$18.72		$24	—		0.35%			-11.15%
2017	2		$21.06		$46	0.19%		0.35%			14.82%
2016	2		$18.35		$28	0.16%		0.35%			20.72%
2015	3		$15.20		$41	—		0.35%			-4.34%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2019	2,106	$24.07	to	$24.88	$50,704	1.19%	0.00%	to	0.45%	26.22%	to	26.74%
2018	2,187	$19.07	to	$19.63	$41,715	0.66%	0.00%	to	0.45%	-10.76%	to	-10.32%
2017	2,118	$21.37	to	$21.89	$45,257	0.69%	0.00%	to	0.45%	15.33%	to	15.88%
2016	2,073	$18.53	to	$18.89	$38,416	0.76%	0.00%	to	0.45%	21.43%	to	21.87%
2015	1,960	$15.26	to	$15.50	$29,923	0.48%	0.00%	to	0.45%	-3.90%	to	-3.43%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2019		1,134	$25.90	to	$39.84	$39,048	0.68%	0.00%	to	1.60%	24.50%	to	26.40%
2018		1,109	$20.68	to	$31.52	$30,497	0.40%	0.00%	to	1.65%	-11.98%	to	-10.52%
2017		1,095	$23.32	to	$35.23	$33,973	0.46%	0.00%	to	1.65%	13.66%	to	15.58%
2016		1,022	$20.36	to	$30.48	$27,747	0.47%	0.00%	to	1.65%	19.60%	to	21.61%
2015		1,002	$16.90	to	$25.07	$22,617	0.21%	0.00%	to	1.65%	-5.27%	to	-3.69%
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
2019	3/29/2019	—		$23.85		$1	(e)		0.35%			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2019		16		$23.42		$363	1.21%		0.35%			23.59%
2018		16		$18.95		$298	1.54%		0.35%			-0.26%
2017		25		$19.00		$479	0.97%		0.35%			14.32%
2016		27		$16.62		$450	1.15%		0.35%			7.30%
2015		28		$15.49		$429	0.96%		0.35%			4.45%
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2019		18,802	$22.95	to	$23.72	$431,537	1.83%	0.00%	to	0.45%	24.19%	to	24.71%
2018		17,670	$18.48	to	$19.02	$326,569	2.53%	0.00%	to	0.45%	0.27%	to	0.74%
2017		17,165	$18.43	to	$18.88	$316,392	1.54%	0.00%	to	0.45%	14.83%	to	15.40%
2016		16,607	$16.05	to	$16.36	$266,487	1.69%	0.00%	to	0.45%	7.86%	to	8.27%
2015		14,896	$14.88	to	$15.11	$221,682	1.62%	0.00%	to	0.45%	5.01%	to	5.52%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2019		32,781	$13.39	to	$38.37	$1,030,790	1.54%	0.00%	to	1.50%	22.52%	to	24.35%
2018		31,213	$10.85	to	$30.86	$806,219	2.19%	0.00%	to	1.50%	-1.02%	to	0.52%
2017		31,475	$10.88	to	$30.70	$827,633	1.25%	0.00%	to	1.50%	13.40%	to	15.11%
2016		30,080	$10.54	to	$26.67	$710,826	1.39%	0.00%	to	1.55%	6.41%	to	8.08%
2015		28,031	$17.30	to	$24.69	$625,604	1.33%	0.00%	to	1.65%	3.62%	to	5.24%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2019	38		$25.07		$942	2.29%		0.35%			25.48%
2018	40		$19.98		$803	1.76%		0.35%			-10.00%
2017	51		$22.20		$1,125	1.68%		0.35%			15.50%
2016	67		$19.22		$1,281	1.87%		0.35%			17.91%
2015	77		$16.30		$1,257	1.72%		0.35%			-7.60%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2019	4,111	$11.26	to	$42.16	$105,540	2.52%	0.00%	to	1.65%	24.30%	to	26.43%
2018	3,572	$15.48	to	$33.35	$90,169	2.17%	0.00%	to	1.65%	-10.81%	to	-9.31%
2017	3,794	$17.23	to	$36.78	$106,982	2.03%	0.00%	to	1.65%	14.34%	to	16.25%
2016	4,150	$14.96	to	$31.64	$101,935	2.20%	0.00%	to	1.65%	16.82%	to	18.77%
2015	4,373	$12.71	to	$26.64	$93,280	1.97%	0.00%	to	1.65%	-8.45%	to	-6.88%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2019	7		$13.71		$96	—		0.35%			26.83%
2018	8		$10.81		$91	1.06%		0.35%			-14.81%
2017	8		$12.69		$98	0.84%		0.35%			27.03%
2016	9		$9.99		$89	1.10%		0.35%			1.22%
2015	9		$9.87		$91	0.96%		0.35%			-1.69%
VY® T. Rowe Price International Stock Portfolio - Service Class
2019	396	$11.68	to	$24.68	$8,458	0.73%	0.00%	to	1.50%	25.71%	to	27.68%
2018	412	$9.23	to	$19.33	$6,957	1.82%	0.00%	to	1.50%	-15.38%	to	-14.13%
2017	452	$10.85	to	$22.51	$8,970	1.16%	0.00%	to	1.50%	25.91%	to	27.90%
2016	445	$8.56	to	$17.60	$6,961	1.43%	0.00%	to	1.50%	0.41%	to	1.88%
2015	476	$8.48	to	$17.28	$7,397	0.97%	0.00%	to	1.50%	-2.39%	to	-0.92%
Voya Government Money Market Portfolio - Class I
2019	17,995	$9.29	to	$57.69	$248,617	1.85%	0.00%	to	1.80%	0.11%	to	1.97%
2018	16,792	$9.28	to	$56.76	$237,575	1.47%	0.00%	to	1.80%	-0.11%	to	1.57%
2017	15,640	$9.43	to	$56.05	$219,152	0.58%	0.00%	to	1.70%	-0.92%	to	0.62%
2016	16,116	$9.41	to	$55.98	$228,794	—	0.00%	to	1.80%	-1.67%	to	0.21%
2015	15,697	$9.57	to	$56.19	$226,716	—	0.00%	to	1.80%	-1.75%	to	0.09%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Real Estate Fund - Class A
2019		2	$25.71	to	$26.55	$58	5.50%	0.30%	to	0.60%		23.37%
2018		2	$20.84	to	$21.35	$51	3.81%	0.35%	to	0.60%	-9.47%	to	-9.30%
2017		2	$22.55	to	$23.54	$54	2.79%	0.35%	to	0.85%	9.20%	to	9.74%
2016		8	$19.87	to	$21.45	$162	3.70%	0.35%	to	1.35%	-1.24%	to	-0.23%
2015		8	$20.12	to	$21.50	$165	1.90%	0.35%	to	1.35%	-3.22%	to	-2.27%
Voya Multi-Manager International Small Cap Fund - Class A
2019		9	$25.02	to	$29.81	$247	1.97%	0.00%	to	1.10%	23.12%	to	24.26%
2018		12	$20.67	to	$23.99	$260	1.23%	0.00%	to	1.00%	-22.82%	to	-22.06%
2017		14	$26.59	to	$30.78	$388	0.99%	0.00%	to	1.05%	33.53%	to	34.94%
2016		14	$19.92	to	$22.81	$294	0.54%	0.00%	to	1.05%	-1.78%	to	-0.74%
2015		15	$19.80	to	$22.98	$318	0.62%	0.00%	to	1.25%	6.62%	to	7.99%
Voya Multi-Manager International Small Cap Fund - Class I
2019		105	$12.78	to	$13.35	$1,361	2.32%	0.30%	to	1.50%	22.77%	to	24.30%
2018		133	$10.41	to	$10.74	$1,402	1.70%	0.25%	to	1.50%	-22.95%	to	-22.02%
2017		113	$13.50	to	$13.78	$1,543	2.44%	0.25%	to	1.50%	33.86%	to	35.10%
2016	6/6/2016	3	$10.13	to	$10.20	$28	(b)	0.30%	to	1.25%		(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
Voya Global Bond Portfolio - Adviser Class
2019		19		$16.07		$304	2.42%		0.35%			6.99%
2018		18		$15.02		$275	3.32%		0.35%			-2.78%
2017		17		$15.45		$267	2.28%		0.35%			8.73%
2016		20		$14.21		$285	1.55%		0.35%			5.42%
2015		20		$13.48		$269	—		0.35%			-5.14%
Voya Global Bond Portfolio - Initial Class
2019		4,517	$10.29	to	$18.07	$69,980	2.87%	0.00%	to	1.95%	5.81%	to	7.91%
2018		4,774	$12.91	to	$16.96	$70,474	3.78%	0.00%	to	1.95%	-3.94%	to	-1.97%
2017		5,031	$13.32	to	$17.30	$76,778	2.56%	0.00%	to	1.95%	7.61%	to	9.69%
2016		5,458	$12.26	to	$15.78	$76,457	1.77%	0.00%	to	1.95%	4.17%	to	6.33%
2015		5,898	$11.64	to	$14.84	$78,391	—	0.00%	to	1.95%	-6.18%	to	-4.31%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Service Class
2019	35	$13.42	to	$14.85	$503	2.56%	0.25%	to	1.50%	6.03%	to	7.21%
2018	27	$12.38	to	$13.59	$356	3.06%	0.40%	to	1.50%	-3.63%	to	-2.58%
2017	41	$12.68	to	$14.56	$559	2.19%	0.00%	to	1.50%	7.67%	to	9.31%
2016	55	$11.58	to	$13.32	$704	1.52%	0.00%	to	1.50%	4.50%	to	6.05%
2015	70	$11.08	to	$12.56	$840	—	0.00%	to	1.50%	-6.00%	to	-4.56%
Voya Index Solution 2025 Portfolio - Initial Class
2019	522	$18.98	to	$26.43	$12,222	1.77%	0.00%	to	1.40%	17.12%	to	18.79%
2018	545	$16.18	to	$22.25	$11,069	1.75%	0.00%	to	1.40%	-6.27%	to	-4.99%
2017	510	$17.24	to	$23.24	$10,973	1.86%	0.05%	to	1.40%	13.23%	to	14.53%
2016	426	$15.20	to	$20.25	$8,027	2.55%	0.10%	to	1.40%	5.68%	to	7.03%
2015	335	$14.37	to	$18.92	$5,964	2.39%	0.10%	to	1.40%	-2.65%	to	-1.36%
Voya Index Solution 2025 Portfolio - Service 2 Class
2019	95	$18.40	to	$20.92	$1,859	2.01%	0.20%	to	1.50%	16.56%	to	17.99%
2018	150	$15.72	to	$17.73	$2,527	1.08%	0.20%	to	1.55%	-6.76%	to	-5.49%
2017	239	$16.86	to	$19.06	$4,336	1.34%	0.00%	to	1.55%	12.63%	to	14.41%
2016	271	$14.97	to	$16.66	$4,345	2.06%	0.00%	to	1.55%	5.05%	to	6.73%
2015	246	$14.25	to	$15.61	$3,706	1.37%	0.00%	to	1.55%	-3.13%	to	-1.64%
Voya Index Solution 2025 Portfolio - Service Class
2019	259	$18.48	to	$24.14	$6,057	1.81%	0.00%	to	1.25%	17.20%	to	18.41%
2018	216	$17.60	to	$20.51	$4,318	1.55%	0.00%	to	1.10%	-6.23%	to	-5.17%
2017	203	$16.86	to	$21.77	$4,318	1.55%	0.00%	to	1.25%	13.15%	to	14.64%
2016	130	$14.90	to	$19.12	$2,415	2.22%	0.00%	to	1.25%	5.52%	to	6.86%
2015	125	$15.15	to	$18.01	$2,199	2.08%	0.00%	to	1.10%	-2.55%	to	-1.50%
Voya Index Solution 2035 Portfolio - Initial Class
2019	699	$23.15	to	$29.94	$18,659	1.76%	0.00%	to	1.40%	20.91%	to	22.60%
2018	668	$18.99	to	$24.42	$14,903	1.58%	0.00%	to	1.40%	-8.18%	to	-6.92%
2017	529	$20.45	to	$26.03	$12,725	1.76%	0.05%	to	1.40%	17.01%	to	18.28%
2016	458	$16.24	to	$21.95	$9,330	2.31%	0.10%	to	1.40%	6.61%	to	8.02%
2015	374	$15.21	to	$20.44	$7,118	2.31%	0.00%	to	1.40%	-2.83%	to	-1.45%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2035 Portfolio - Service 2 Class
2019	88	$20.51	to	$23.91	$1,970	1.55%	0.00%	to	1.55%	20.22%	to	22.05%
2018	83	$17.06	to	$19.59	$1,514	0.93%	0.00%	to	1.55%	-8.57%	to	-7.11%
2017	118	$18.66	to	$21.09	$2,373	1.20%	0.00%	to	1.55%	16.33%	to	18.15%
2016	154	$16.04	to	$17.85	$2,640	1.92%	0.00%	to	1.55%	5.94%	to	7.59%
2015	146	$15.14	to	$16.59	$2,330	1.24%	0.00%	to	1.55%	-3.26%	to	-1.78%
Voya Index Solution 2035 Portfolio - Service Class
2019	337	$20.65	to	$27.37	$8,925	1.65%	0.00%	to	1.25%	20.83%	to	22.37%
2018	281	$17.09	to	$22.51	$6,123	1.36%	0.00%	to	1.25%	-8.27%	to	-7.12%
2017	246	$18.63	to	$24.40	$5,806	1.56%	0.00%	to	1.25%	16.95%	to	18.36%
2016	188	$15.93	to	$20.74	$3,721	2.21%	0.00%	to	1.25%	6.62%	to	7.78%
2015	181	$16.07	to	$19.37	$3,385	1.87%	0.00%	to	1.10%	-2.73%	to	-1.59%
Voya Index Solution 2045 Portfolio - Initial Class
2019	601	$23.27	to	$32.00	$17,160	1.60%	0.00%	to	1.40%	23.14%	to	24.85%
2018	595	$18.78	to	$25.63	$13,991	1.38%	0.00%	to	1.40%	-9.44%	to	-8.14%
2017	544	$19.92	to	$27.90	$14,017	1.57%	0.00%	to	1.40%	18.79%	to	20.47%
2016	448	$16.75	to	$23.16	$9,650	2.08%	0.00%	to	1.40%	6.83%	to	8.27%
2015	328	$16.05	to	$21.39	$6,581	1.92%	0.00%	to	1.40%	-2.99%	to	-1.61%
Voya Index Solution 2045 Portfolio - Service 2 Class
2019	115	$21.70	to	$25.18	$2,745	1.52%	0.00%	to	1.50%	22.53%	to	24.35%
2018	97	$17.64	to	$20.25	$1,856	0.78%	0.00%	to	1.55%	-9.91%	to	-8.50%
2017	131	$19.58	to	$22.13	$2,783	1.05%	0.00%	to	1.55%	18.09%	to	19.95%
2016	150	$16.58	to	$18.45	$2,669	1.74%	0.00%	to	1.55%	6.21%	to	7.89%
2015	122	$15.61	to	$17.10	$2,021	0.94%	0.00%	to	1.55%	-3.46%	to	-2.01%
Voya Index Solution 2045 Portfolio - Service Class
2019	179	$21.76	to	$29.22	$5,102	1.53%	0.00%	to	1.25%	23.01%	to	24.56%
2018	159	$17.69	to	$23.62	$3,653	1.23%	0.00%	to	1.25%	-9.61%	to	-8.45%
2017	124	$19.57	to	$25.96	$3,154	1.43%	0.00%	to	1.25%	18.75%	to	20.21%
2016	83	$16.48	to	$21.74	$1,755	1.90%	0.00%	to	1.25%	6.67%	to	8.02%
2015	63	$15.45	to	$20.25	$1,240	1.38%	0.00%	to	1.25%	-3.07%	to	-1.84%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2055 Portfolio - Initial Class
2019	317	$22.12	to	$25.33	$7,159	1.38%	0.00%	to	1.40%	23.44%	to	25.21%
2018	277	$17.92	to	$20.23	$5,203	1.19%	0.00%	to	1.40%	-9.73%	to	-8.53%
2017	197	$19.85	to	$21.93	$4,069	1.35%	0.05%	to	1.40%	19.29%	to	20.85%
2016	134	$16.64	to	$18.14	$2,292	1.72%	0.10%	to	1.40%	6.60%	to	7.98%
2015	91	$15.61	to	$16.80	$1,459	1.27%	0.10%	to	1.40%	-2.98%	to	-1.75%
Voya Index Solution 2055 Portfolio - Service 2 Class
2019	70	$21.00	to	$24.39	$1,618	1.30%	0.00%	to	1.55%	22.81%	to	24.69%
2018	62	$17.10	to	$19.56	$1,152	0.74%	0.00%	to	1.55%	-10.19%	to	-8.77%
2017	62	$19.04	to	$21.44	$1,296	1.13%	0.00%	to	1.55%	18.63%	to	20.52%
2016	48	$16.05	to	$17.79	$831	1.52%	0.00%	to	1.55%	6.08%	to	7.69%
2015	33	$15.13	to	$16.52	$532	0.67%	0.00%	to	1.55%	-3.41%	to	-2.02%
Voya Index Solution 2055 Portfolio - Service Class
2019	155	$21.40	to	$24.73	$3,535	1.21%	0.00%	to	1.50%	23.06%	to	24.90%
2018	122	$17.39	to	$19.80	$2,235	1.03%	0.00%	to	1.50%	-10.04%	to	-8.63%
2017	101	$19.32	to	$21.67	$2,038	1.14%	0.00%	to	1.50%	18.88%	to	20.59%
2016	60	$16.26	to	$17.97	$1,009	1.52%	0.00%	to	1.50%	6.27%	to	7.93%
2015	46	$15.30	to	$16.65	$734	1.19%	0.00%	to	1.50%	-3.41%	to	-1.94%
Voya Index Solution Income Portfolio - Initial Class
2019	190	$15.10	to	$20.08	$3,374	2.05%	0.00%	to	1.40%	11.56%	to	13.19%
2018	230	$13.51	to	$17.74	$3,732	1.98%	0.00%	to	1.40%	-4.37%	to	-3.08%
2017	270	$14.11	to	$18.16	$4,533	2.11%	0.05%	to	1.40%	7.86%	to	9.06%
2016	237	$13.06	to	$16.62	$3,658	1.88%	0.10%	to	1.40%	3.74%	to	5.12%
2015	213	$12.57	to	$15.81	$3,153	1.16%	0.10%	to	1.40%	-2.26%	to	-1.00%
Voya Index Solution Income Portfolio - Service 2 Class
2019	48	$14.56	to	$16.81	$736	1.98%	0.00%	to	1.45%	11.06%	to	12.74%
2018	71	$12.99	to	$14.91	$980	1.53%	0.00%	to	1.55%	-4.90%	to	-3.43%
2017	86	$13.66	to	$15.44	$1,245	1.70%	0.00%	to	1.55%	7.22%	to	8.89%
2016	85	$12.74	to	$14.18	$1,145	1.83%	0.00%	to	1.55%	3.24%	to	4.80%
2015	100	$12.34	to	$13.53	$1,292	0.51%	0.00%	to	1.55%	-2.83%	to	-1.24%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution Income Portfolio - Service Class
2019	64	$14.71	to	$18.34	$1,114	2.04%	0.00%	to	1.25%	11.63%	to	12.85%
2018	60	$14.71	to	$16.35	$948	2.37%	0.00%	to	1.10%	-4.26%	to	-3.22%
2017	60	$15.20	to	$17.01	$990	1.82%	0.00%	to	1.10%	7.81%	to	9.04%
2016	59	$13.94	to	$15.70	$895	2.09%	0.00%	to	1.10%	3.81%	to	4.97%
2015	90	$13.28	to	$15.06	$1,296	0.33%	0.00%	to	1.10%	-2.20%	to	-1.12%
Voya International High Dividend Low Volatility Portfolio - Adviser Class
2019	17		$11.61		$197	1.55%		0.35%			15.75%
2018	19		$10.03		$190	1.87%		0.35%			-15.64%
2017	20		$11.89		$238	1.60%		0.35%			21.20%
2016	23		$9.81		$223	2.36%		0.35%			1.03%
2015	36		$9.71		$345	3.71%		0.35%			-4.15%
Voya International High Dividend Low Volatility Portfolio - Initial Class
2019	6,442	$10.68	to	$12.83	$73,467	2.15%	0.00%	to	1.50%	14.96%	to	16.74%
2018	6,988	$9.29	to	$10.99	$69,069	2.19%	0.00%	to	1.50%	-16.23%	to	-14.94%
2017	7,762	$11.09	to	$12.92	$91,104	2.03%	0.00%	to	1.50%	20.52%	to	22.35%
2016	8,386	$9.20	to	$10.56	$81,205	3.37%	0.00%	to	1.50%	0.32%	to	1.83%
2015	9,214	$9.17	to	$10.37	$88,438	4.05%	0.00%	to	1.50%	-4.85%	to	-3.36%
Voya International High Dividend Low Volatility Portfolio - Service Class
2019	4	$13.05	to	$14.16	$59	1.46%	0.50%	to	1.10%	15.18%	to	15.65%
2018	6	$11.26	to	$13.03	$78	1.46%	0.00%	to	1.15%	-16.16%	to	-15.78%
2017	13	$13.19	to	$15.18	$196	1.45%	0.10%	to	1.30%	20.66%	to	21.93%
2016	21	$11.13	to	$12.45	$250	2.70%	0.10%	to	1.15%	0.45%	to	1.47%
2015	26	$10.82	to	$12.39	$308	3.77%	0.00%	to	1.40%	-4.84%	to	-3.50%
Voya Solution 2025 Portfolio - Adviser Class
2019	24		$19.29		$468	1.95%		0.35%			17.41%
2018	28		$16.43		$457	1.88%		0.35%			-6.33%
2017	29	$17.54	to	$17.89	$501	1.70%	0.35%	to	0.70%	14.24%	to	14.64%
2016	29	$15.30	to	$15.66	$437	1.83%	0.35%	to	0.70%	4.82%	to	5.15%
2015	30	$14.55	to	$14.94	$440	3.00%	0.35%	to	0.70%	-0.99%	to	-0.61%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Initial Class
2019	847	$12.12	to	$17.59	$11,199	2.58%	0.00%	to	1.20%	16.97%	to	18.37%
2018	760	$10.32	to	$14.86	$8,566	2.34%	0.00%	to	1.20%	-6.62%	to	-5.47%
2017	725	$11.00	to	$15.72	$8,717	2.90%	0.00%	to	1.20%	14.18%	to	15.59%
2016	211	$10.71	to	$13.60	$2,609	2.29%	0.00%	to	1.20%	4.79%	to	6.17%
2015	206	$10.22	to	$12.81	$2,461	4.21%	0.00%	to	1.20%	-0.97%	to	0.16%
Voya Solution 2025 Portfolio - Service 2 Class
2019	332	$18.44	to	$21.29	$6,734	1.80%	0.10%	to	1.55%	16.12%	to	17.82%
2018	455	$15.88	to	$18.23	$7,854	1.68%	0.00%	to	1.55%	-7.35%	to	-6.08%
2017	471	$17.14	to	$19.07	$8,664	1.83%	0.20%	to	1.55%	13.28%	to	14.88%
2016	689	$15.13	to	$16.78	$11,067	2.07%	0.05%	to	1.55%	4.13%	to	5.73%
2015	850	$14.53	to	$15.92	$13,036	2.94%	0.00%	to	1.55%	-1.76%	to	-0.25%
Voya Solution 2025 Portfolio - Service Class
2019	7,022	$10.83	to	$22.49	$135,241	2.31%	0.00%	to	1.50%	16.38%	to	18.12%
2018	7,484	$13.10	to	$19.04	$124,074	2.03%	0.00%	to	1.50%	-7.13%	to	-5.71%
2017	8,100	$14.02	to	$20.20	$145,817	1.88%	0.00%	to	1.50%	13.61%	to	15.31%
2016	8,622	$12.27	to	$17.52	$135,518	2.08%	0.00%	to	1.50%	4.26%	to	5.93%
2015	8,790	$11.69	to	$16.55	$131,712	3.25%	0.00%	to	1.50%	-1.54%	to	-0.06%
Voya Solution 2035 Portfolio - Adviser Class
2019	23		$20.78		$475	2.05%		0.35%			21.10%
2018	23		$17.16		$401	1.63%		0.35%			-8.87%
2017	24		$18.83		$460	1.33%		0.35%			18.80%
2016	24		$15.85		$386	2.44%		0.35%			5.67%
2015	12		$15.00		$175	2.79%		0.35%			-1.12%
Voya Solution 2035 Portfolio - Initial Class
2019	800	$12.47	to	$19.07	$11,644	0.03%	0.00%	to	1.20%	20.81%	to	22.24%
2018	635	$10.28	to	$15.60	$7,686	2.14%	0.00%	to	1.20%	-9.25%	to	-8.07%
2017	517	$11.27	to	$16.97	$6,878	2.29%	0.00%	to	1.20%	18.48%	to	19.84%
2016	246	$10.77	to	$14.16	$3,095	2.09%	0.00%	to	1.20%	5.18%	to	6.47%
2015	303	$10.24	to	$13.30	$3,633	3.54%	0.00%	to	1.20%	-1.44%	to	-0.30%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2035 Portfolio - Service 2 Class
2019	515	$20.37	to	$23.52	$11,338	1.95%	0.00%	to	1.45%	19.89%	to	21.61%
2018	614	$16.99	to	$19.34	$11,164	1.73%	0.00%	to	1.45%	-9.77%	to	-8.38%
2017	618	$18.83	to	$21.11	$12,339	1.49%	0.00%	to	1.45%	17.61%	to	19.27%
2016	785	$15.90	to	$17.70	$13,278	2.00%	0.00%	to	1.55%	4.47%	to	6.12%
2015	782	$15.22	to	$16.68	$12,529	2.92%	0.00%	to	1.55%	-2.19%	to	-0.66%
Voya Solution 2035 Portfolio - Service Class
2019	7,433	$11.03	to	$24.48	$154,810	2.22%	0.00%	to	1.50%	20.12%	to	21.98%
2018	7,670	$13.30	to	$20.07	$134,108	1.80%	0.00%	to	1.50%	-9.72%	to	-8.31%
2017	8,035	$14.65	to	$21.90	$156,617	1.53%	0.00%	to	1.50%	17.67%	to	19.47%
2016	8,278	$12.37	to	$18.34	$136,495	2.09%	0.00%	to	1.50%	4.62%	to	6.26%
2015	8,227	$11.75	to	$17.26	$128,935	3.31%	0.00%	to	1.50%	-1.93%	to	-0.46%
Voya Solution 2045 Portfolio - Adviser Class
2019	1		$21.18		$18	—		0.35%			23.21%
2018	1	$16.68	to	$17.19	$15	—	0.35%	to	1.25%	-11.61%	to	-10.84%
2017	1	$18.87	to	$19.28	$29	0.97%	0.35%	to	1.25%	19.43%	to	20.50%
2016	2	$15.80	to	$16.00	$33	1.35%	0.35%	to	1.25%	4.77%	to	5.75%
2015	2	$15.08	to	$15.13	$31	2.76%	0.35%	to	1.25%	-2.33%	to	-1.50%
Voya Solution 2045 Portfolio - Initial Class
2019	598	$12.55	to	$19.81	$8,702	2.28%	0.00%	to	1.20%	22.79%	to	24.28%
2018	517	$10.18	to	$15.94	$6,196	1.82%	0.00%	to	1.20%	-11.16%	to	-10.05%
2017	473	$11.40	to	$17.72	$6,333	1.66%	0.00%	to	1.20%	20.06%	to	21.54%
2016	177	$10.82	to	$14.58	$2,351	1.86%	0.00%	to	1.20%	5.36%	to	6.58%
2015	158	$10.27	to	$13.68	$2,014	2.94%	0.00%	to	1.20%	-1.72%	to	-0.58%
Voya Solution 2045 Portfolio - Service 2 Class
2019	219	$21.06	to	$24.31	$5,014	1.49%	0.10%	to	1.55%	21.80%	to	23.44%
2018	278	$17.29	to	$19.85	$5,179	1.34%	0.00%	to	1.55%	-11.74%	to	-10.34%
2017	274	$19.59	to	$22.14	$5,732	1.18%	0.00%	to	1.55%	19.16%	to	20.98%
2016	446	$16.44	to	$18.30	$7,798	1.53%	0.00%	to	1.55%	4.65%	to	6.27%
2015	447	$15.71	to	$17.22	$7,401	2.88%	0.00%	to	1.55%	-2.60%	to	-1.03%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Service Class
2019	5,299	$11.16	to	$25.37	$113,924	1.98%	0.00%	to	1.50%	22.06%	to	23.93%
2018	5,356	$13.13	to	$20.48	$94,948	1.44%	0.00%	to	1.50%	-11.56%	to	-10.19%
2017	5,993	$14.75	to	$22.81	$122,145	1.07%	0.00%	to	1.50%	19.44%	to	21.27%
2016	6,073	$12.28	to	$18.81	$102,771	1.64%	0.00%	to	1.50%	4.85%	to	6.39%
2015	5,865	$11.64	to	$17.68	$94,100	3.16%	0.00%	to	1.50%	-2.46%	to	-0.95%
Voya Solution 2055 Portfolio - Initial Class
2019	257	$12.58	to	$24.45	$4,029	1.81%	0.00%	to	1.20%	23.32%	to	24.74%
2018	179	$10.16	to	$19.60	$2,280	1.76%	0.00%	to	1.20%	-11.40%	to	-10.30%
2017	144	$11.41	to	$21.85	$2,039	1.41%	0.00%	to	1.20%	20.46%	to	21.93%
2016	85	$10.85	to	$17.92	$1,073	1.15%	0.00%	to	1.20%	5.44%	to	6.73%
2015	97	$10.29	to	$16.79	$1,180	2.35%	0.00%	to	1.20%	-1.81%	to	-0.65%
Voya Solution 2055 Portfolio - Service 2 Class
2019	76	$20.76	to	$23.32	$1,692	1.16%	0.10%	to	1.30%	22.62%	to	24.01%
2018	89	$16.93	to	$18.94	$1,581	1.20%	0.00%	to	1.30%	-11.69%	to	-10.87%
2017	71	$19.35	to	$20.88	$1,429	0.97%	0.20%	to	1.20%	20.22%	to	21.31%
2016	86	$15.95	to	$17.22	$1,438	1.29%	0.20%	to	1.35%	4.80%	to	6.03%
2015	74	$15.18	to	$16.43	$1,174	2.33%	0.00%	to	1.40%	-2.38%	to	-1.02%
Voya Solution 2055 Portfolio - Service Class
2019	1,440	$11.21	to	$23.89	$30,438	1.71%	0.00%	to	1.50%	22.67%	to	24.49%
2018	1,264	$16.85	to	$19.19	$22,428	1.21%	0.00%	to	1.50%	-11.92%	to	-10.54%
2017	1,256	$19.12	to	$21.45	$25,364	0.92%	0.00%	to	1.50%	19.86%	to	21.67%
2016	1,103	$15.59	to	$17.63	$18,451	1.38%	0.00%	to	1.50%	4.86%	to	6.46%
2015	896	$14.77	to	$16.57	$14,170	2.63%	0.00%	to	1.50%	-2.31%	to	-0.84%
Voya Solution Balanced Portfolio - Service Class
2019	365	$15.15	to	$17.42	$5,786	2.23%	0.30%	to	1.50%	17.72%	to	19.15%
2018	377	$12.87	to	$14.62	$5,049	1.83%	0.30%	to	1.50%	-8.07%	to	-7.00%
2017	436	$14.00	to	$15.80	$6,414	1.43%	0.25%	to	1.50%	12.99%	to	14.49%
2016	374	$12.39	to	$13.80	$4,837	2.32%	0.25%	to	1.50%	4.73%	to	6.07%
2015	381	$11.83	to	$13.01	$4,678	2.95%	0.25%	to	1.50%	-1.91%	to	-0.69%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Income Portfolio - Adviser Class
2019	48		$17.67		$855	2.68%		0.35%			12.48%
2018	50		$15.71		$785	2.22%		0.35%			-3.56%
2017	51		$16.29		$836	1.92%		0.35%			8.67%
2016	67		$14.99		$1,009	0.97%		0.35%			3.88%
2015	67		$14.43		$967	0.85%		0.35%			-0.62%
Voya Solution Income Portfolio - Initial Class
2019	623	$11.50	to	$14.75	$8,415	3.09%	0.00%	to	1.20%	12.08%	to	13.37%
2018	654	$10.22	to	$13.01	$7,904	2.83%	0.00%	to	1.20%	-4.04%	to	-2.84%
2017	697	$10.59	to	$13.39	$8,750	2.82%	0.00%	to	1.20%	8.37%	to	9.66%
2016	553	$10.51	to	$12.21	$6,602	1.24%	0.00%	to	1.20%	3.55%	to	4.81%
2015	568	$10.15	to	$11.65	$6,503	2.31%	0.00%	to	1.20%	-0.98%	to	0.17%
Voya Solution Income Portfolio - Service 2 Class
2019	206	$14.65	to	$17.08	$3,320	2.48%	0.00%	to	1.55%	11.24%	to	12.96%
2018	259	$13.17	to	$15.12	$3,691	2.09%	0.00%	to	1.55%	-4.70%	to	-3.20%
2017	320	$13.82	to	$15.62	$4,736	1.96%	0.00%	to	1.55%	7.55%	to	9.23%
2016	408	$12.85	to	$14.30	$5,591	1.03%	0.00%	to	1.55%	2.72%	to	4.30%
2015	525	$12.51	to	$13.71	$6,948	0.69%	0.00%	to	1.55%	-1.56%	to	-0.15%
Voya Solution Income Portfolio - Service Class
2019	2,341	$10.54	to	$19.63	$38,441	2.77%	0.00%	to	1.50%	11.39%	to	13.14%
2018	2,857	$13.44	to	$17.35	$43,388	2.37%	0.00%	to	1.50%	-4.50%	to	-3.03%
2017	3,498	$13.99	to	$17.90	$55,737	2.17%	0.00%	to	1.50%	7.64%	to	9.29%
2016	4,322	$12.91	to	$16.38	$63,458	1.09%	0.00%	to	1.50%	2.92%	to	4.47%
2015	5,025	$12.47	to	$15.68	$71,177	1.12%	0.00%	to	1.50%	-1.40%	to	0.13%
Voya Solution Moderately Conservative Portfolio - Service Class
2019	509	$14.24	to	$16.38	$7,654	1.97%	0.30%	to	1.50%	13.20%	to	14.63%
2018	467	$12.58	to	$14.37	$6,159	2.02%	0.25%	to	1.50%	-5.63%	to	-4.45%
2017	529	$13.33	to	$15.04	$7,396	2.24%	0.25%	to	1.50%	8.64%	to	10.02%
2016	501	$12.27	to	$13.67	$6,427	2.58%	0.25%	to	1.50%	4.25%	to	5.56%
2015	480	$11.77	to	$12.95	$5,865	2.60%	0.25%	to	1.50%	-1.83%	to	-0.61%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund				Investment
Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2019	2	$32.34	$51	—	0.35%	29.72%
2018	2	$24.93	$39	1.79%	0.35%	-14.80%
2017	3	$29.26	$73	0.89%	0.35%	10.50%
2016	3	$26.48	$75	1.35%	0.35%	23.28%
2015	4	$21.48	$78	1.73%	0.35%	-2.32%

VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2019	1,239	$11.87	to	$29.84	$34,644	1.44%	0.00%	to	1.40%	29.12%	to	30.93%
2018	1,535	$9.15	to	$22.79	$33,150	1.30%	0.00%	to	1.40%	-15.34%	to	-14.13%
2017	1,550	$10.76	to	$26.54	$39,257	1.29%	0.00%	to	1.40%	9.92%	to	11.42%
2016	1,436	$17.78	to	$23.82	$32,821	1.52%	0.00%	to	1.40%	22.65%	to	24.39%
2015	1,077	$14.42	to	$19.15	$20,011	1.79%	0.00%	to	1.40%	-2.90%	to	-1.54%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2019	2,472	$11.26	to	$49.72	$67,826	1.22%	0.00%	to	1.50%	28.73%	to	30.67%
2018	1,924	$20.50	to	$38.05	$57,494	1.06%	0.00%	to	1.50%	-15.64%	to	-14.34%
2017	2,082	$24.15	to	$44.42	$73,631	1.08%	0.00%	to	1.50%	9.48%	to	11.11%
2016	2,114	$21.93	to	$39.98	$68,126	1.25%	0.00%	to	1.50%	22.22%	to	24.08%
2015	1,925	$17.84	to	$32.22	$50,668	1.50%	0.00%	to	1.55%	-3.21%	to	-1.71%
VY® Baron Growth Portfolio - Adviser Class
2019	10		$35.83		$351	—		0.35%			37.75%
2018	11		$26.01		$277	—		0.35%			-2.47%
2017	15		$26.67		$393	0.60%		0.35%			27.42%
2016	15		$20.93		$315	—		0.35%			4.70%
2015	17		$19.99		$336	—		0.35%			-5.62%
VY® Baron Growth Portfolio - Service Class
2019	3,965	$11.14	to	$60.95	$156,083	—	0.00%	to	1.50%	36.46%	to	38.55%
2018	3,388	$13.26	to	$44.00	$122,163	—	0.00%	to	1.50%	-3.36%	to	-1.90%
2017	3,498	$13.69	to	$44.85	$130,478	0.74%	0.00%	to	1.50%	26.29%	to	28.22%
2016	4,507	$10.81	to	$34.98	$123,986	—	0.00%	to	1.50%	3.77%	to	5.33%
2015	5,347	$10.39	to	$33.21	$142,519	0.24%	0.00%	to	1.50%	-6.43%	to	-5.00%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Contrarian Core Portfolio - Service Class
2019	307	$21.26	to	$54.36	$13,169	1.82%	0.00%	to	1.50%	31.09%	to	33.07%
2018	345	$16.12	to	$40.85	$11,187	0.91%	0.00%	to	1.50%	-10.36%	to	-9.00%
2017	401	$17.88	to	$44.89	$14,546	0.98%	0.00%	to	1.50%	19.78%	to	21.60%
2016	453	$14.84	to	$36.92	$13,696	3.34%	0.00%	to	1.50%	6.79%	to	8.43%
2015	519	$13.81	to	$34.06	$14,625	0.85%	0.00%	to	1.50%	1.44%	to	2.99%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2019	7		$19.45		$145	—		0.35%			19.47%
2018	8		$16.28		$125	—		0.35%			-18.27%
2017	8		$19.92		$167	0.16%		0.35%			10.30%
2016	9		$18.06		$159	0.04%		0.35%			22.94%
2015	19		$14.69		$272	0.38%		0.35%			-3.55%
VY® Columbia Small Cap Value II Portfolio - Service Class
2019	283	$18.73	to	$22.08	$5,775	0.34%	0.30%	to	1.50%	18.39%	to	19.87%
2018	321	$15.82	to	$18.56	$5,486	0.27%	0.25%	to	1.50%	-19.00%	to	-17.98%
2017	334	$19.53	to	$22.63	$7,003	0.28%	0.25%	to	1.50%	9.29%	to	10.66%
2016	373	$17.78	to	$20.64	$7,084	0.26%	0.15%	to	1.50%	21.90%	to	23.34%
2015	384	$14.50	to	$16.58	$5,950	0.36%	0.00%	to	1.50%	-4.43%	to	-2.95%
VY® Invesco Comstock Portfolio - Adviser Class
2019	10		$24.90		$260	2.05%		0.35%			24.44%
2018	11		$20.01		$228	0.90%		0.35%			-12.89%
2017	19		$22.97		$438	0.97%		0.35%			16.90%
2016	21		$19.65		$408	2.11%		0.35%			17.10%
2015	26		$16.78		$429	2.20%		0.35%			-6.52%
VY® Invesco Comstock Portfolio - Service Class
2019	2,230	$11.32	to	$33.58	$60,153	2.39%	0.00%	to	1.95%	22.76%	to	25.26%
2018	2,329	$15.99	to	$26.84	$54,176	1.35%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017	2,571	$18.42	to	$30.79	$68,978	1.16%	0.00%	to	1.95%	15.37%	to	17.67%
2016	2,810	$15.79	to	$26.47	$64,533	2.36%	0.00%	to	1.95%	15.44%	to	17.83%
2015	3,201	$13.53	to	$22.74	$62,485	2.26%	0.00%	to	1.95%	-7.77%	to	-5.98%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Adviser Class
2019	65		$23.05		$1,487	1.62%		0.35%			19.06%
2018	70		$19.36		$1,346	1.51%		0.35%			-10.20%
2017	72		$21.56		$1,561	1.28%		0.35%			9.94%
2016	81		$19.61		$1,585	1.55%		0.35%			14.28%
2015	89		$17.16		$1,534	1.81%		0.35%			-2.89%
VY® Invesco Equity and Income Portfolio - Initial Class
2019	12,440	$10.91	to	$27.53	$281,505	2.08%	0.00%	to	1.95%	17.77%	to	20.11%
2018	13,640	$11.22	to	$23.79	$259,611	1.98%	0.00%	to	1.95%	-11.21%	to	-9.44%
2017	15,337	$12.49	to	$26.27	$326,650	2.18%	0.00%	to	1.95%	8.71%	to	10.91%
2016	16,739	$11.35	to	$23.69	$320,439	1.99%	0.00%	to	1.95%	13.03%	to	15.28%
2015	18,498	$9.93	to	$20.55	$310,862	2.22%	0.00%	to	1.95%	-3.95%	to	-2.03%
VY® Invesco Equity and Income Portfolio - Service Class
2019	55	$13.43	to	$77.81	$1,061	1.70%	0.00%	to	1.15%	18.43%	to	19.82%
2018	75	$11.34	to	$65.44	$1,169	1.63%	0.00%	to	1.15%	-10.71%	to	-9.67%
2017	98	$12.70	to	$72.99	$1,649	1.60%	0.00%	to	1.15%	9.51%	to	10.61%
2016	115	$11.58	to	$66.49	$1,687	1.84%	0.00%	to	1.25%	13.53%	to	14.99%
2015	110	$10.20	to	$58.25	$1,429	1.46%	0.00%	to	1.25%	-3.50%	to	-2.25%
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
2019	10		$26.80		$266	0.00%		0.35%			30.60%
2018	11		$20.52		$219	1.49%		0.35%			-13.89%
2017	19		$23.83		$453	0.74%		0.35%			35.32%
2016	21		$17.61		$373	0.75%		0.35%			-0.62%
2015	30		$17.72		$532	1.10%		0.35%			3.20%
VY® Invesco Oppenheimer Global Portfolio - Initial Class
2019	21,035	$11.45	to	$33.95	$603,394	0.50%	0.00%	to	1.80%	29.47%	to	31.81%
2018	22,797	$15.32	to	$26.86	$512,694	1.64%	0.00%	to	1.80%	-14.76%	to	-13.20%
2017	24,766	$17.81	to	$30.95	$649,773	1.10%	0.00%	to	1.80%	34.07%	to	36.54%
2016	26,549	$13.17	to	$22.67	$512,098	1.18%	0.00%	to	1.80%	-1.57%	to	0.23%
2015	28,813	$13.26	to	$22.62	$561,053	1.50%	0.00%	to	1.80%	2.29%	to	4.13%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Oppenheimer Global Portfolio - Service Class
2019	52	$32.13	to	$33.59	$1,758	0.19%	1.00%	to	1.25%	29.82%	to	30.14%
2018	53	$24.75	to	$25.81	$1,362	1.39%	1.00%	to	1.25%	-14.48%	to	-14.25%
2017	55	$28.94	to	$30.10	$1,667	0.94%	1.00%	to	1.25%	34.42%	to	34.80%
2016	49	$21.53	to	$22.33	$1,103	0.93%	1.00%	to	1.25%	-1.24%	to	-1.02%
2015	51	$21.80	to	$22.56	$1,159	1.33%	1.00%	to	1.25%	2.54%	to	2.78%
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2019	9		$30.27		$270	0.78%		0.35%			25.34%
2018	10		$24.15		$244	1.01%		0.35%			-12.66%
2017	13		$27.65		$351	0.37%		0.35%			13.00%
2016	14		$24.47		$344	0.46%		0.35%			14.03%
2015	14		$21.46		$301	0.28%		0.35%			-3.59%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2019	1,062	$11.93	to	$20.52	$21,263	1.20%	0.75%	to	0.95%	25.32%	to	25.50%
2018	1,206	$9.52	to	$16.35	$19,362	1.40%	0.75%	to	0.95%	-12.82%	to	-12.61%
2017	1,300	$10.92	to	$18.71	$24,121	1.24%	0.75%	to	0.95%		13.12%
2016	510		$16.54		$8,433	0.95%		0.85%			13.99%
2015	490		$14.51		$7,118	0.92%		0.85%			-3.65%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2019	1,443	$23.68	to	$50.28	$60,015	0.95%	0.00%	to	1.50%	24.34%	to	26.20%
2018	1,639	$18.93	to	$39.84	$54,651	1.12%	0.00%	to	1.50%	-13.50%	to	-12.18%
2017	1,852	$21.75	to	$45.37	$70,926	0.60%	0.00%	to	1.50%	12.03%	to	13.73%
2016	1,997	$19.30	to	$39.90	$67,799	0.67%	0.00%	to	1.50%	12.99%	to	14.70%
2015	2,065	$16.98	to	$34.79	$61,629	0.61%	0.00%	to	1.55%	-4.51%	to	-3.01%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2019	10		$37.67		$388	0.29%		0.35%			36.09%
2018	11		$27.68		$292	—		0.35%			-4.12%
2017	11		$28.87		$331	0.25%		0.35%			23.69%
2016	14		$23.34		$319	—		0.35%			6.58%
2015	17		$21.90		$379	—		0.35%			1.15%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2019	13,267	$11.19	to	$47.13	$515,075	—	0.00%	to	1.50%	35.15%	to	37.21%
2018	13,886	$21.35	to	$34.35	$403,457	0.19%	0.00%	to	1.50%	-4.67%	to	-3.21%
2017	15,001	$22.26	to	$35.50	$456,024	0.63%	0.00%	to	1.50%	22.95%	to	24.82%
2016	15,939	$18.00	to	$28.44	$389,971	—	0.00%	to	1.50%	5.84%	to	7.44%
2015	17,153	$16.91	to	$26.48	$394,816	—	0.00%	to	1.50%	0.46%	to	2.04%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2019	41	$27.25	to	$42.72	$1,259	—	0.25%	to	1.25%	35.24%	to	36.53%
2018	49	$20.15	to	$31.29	$1,206	—	0.25%	to	1.25%	-4.68%	to	-3.66%
2017	53	$21.14	to	$32.48	$1,378	—	0.25%	to	1.25%	22.91%	to	24.11%
2016	50	$17.20	to	$26.17	$1,069	—	0.25%	to	1.25%	5.91%	to	6.82%
2015	50	$16.24	to	$25.21	$994	—	0.00%	to	1.30%	0.42%	to	1.69%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2019	28		$37.94		$1,070	—		0.35%			29.71%
2018	32		$29.25		$928	—		0.35%			-1.91%
2017	56		$29.82		$1,656	—		0.35%			32.42%
2016	50		$22.52		$1,119	—		0.35%			0.67%
2015	64		$22.37		$1,424	—		0.35%			9.87%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2019	10,261	$11.41	to	$91.45	$556,786	0.20%	0.00%	to	1.50%	28.88%	to	30.84%
2018	8,845	$22.50	to	$72.09	$449,287	—	0.00%	to	1.50%	-2.60%	to	-1.08%
2017	9,153	$23.10	to	$72.88	$469,719	—	0.00%	to	1.50%	31.59%	to	33.60%
2016	9,257	$17.55	to	$54.56	$359,212	—	0.00%	to	1.50%	0.00%	to	1.51%
2015	9,740	$17.48	to	$53.79	$381,587	—	0.00%	to	1.50%	9.13%	to	10.83%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2019	75	$36.40	to	$45.85	$3,244	—	0.00%	to	1.45%	28.58%	to	30.48%
2018	102	$28.31	to	$35.14	$3,407	0.05%	0.00%	to	1.45%	-2.75%	to	-1.32%
2017	118	$29.11	to	$35.61	$3,994	—	0.00%	to	1.45%	31.30%	to	33.22%
2016	139	$22.17	to	$26.75	$3,555	—	0.00%	to	1.45%	-0.18%	to	1.25%
2015	167	$22.21	to	$26.69	$4,226	—	0.00%	to	1.45%	8.93%	to	10.55%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Corporate Leaders 100 Fund - Class I
2019		531	$13.25	to	$15.30	$7,835	2.12%	0.30%	to	1.50%	26.62%	to	28.25%
2018		539	$10.40	to	$11.95	$6,239	2.21%	0.25%	to	1.50%	-8.13%	to	-7.00%
2017		468	$11.26	to	$12.85	$5,878	2.18%	0.25%	to	1.50%	17.60%	to	19.09%
2016		330	$10.57	to	$10.79	$3,517	2.48%	0.25%	to	1.50%	10.10%	to	11.47%
2015	6/29/2015	153	$9.60	to	$9.68	$1,470	(a)	0.25%	to	1.50%		(a)
Voya Strategic Allocation Conservative Portfolio - Class I
2019		1,105	$15.90	to	$32.43	$30,351	2.72%	0.00%	to	1.50%	13.11%	to	14.84%
2018		1,103	$13.98	to	$32.37	$26,327	2.75%	0.00%	to	1.50%	-5.49%	to	-4.02%
2017		1,151	$14.69	to	$33.73	$28,660	2.48%	0.00%	to	1.50%	8.87%	to	10.54%
2016		1,361	$13.41	to	$30.51	$31,090	2.97%	0.00%	to	1.50%	4.11%	to	5.68%
2015		1,536	$12.81	to	$28.87	$33,353	3.30%	0.00%	to	1.50%	-1.71%	to	-0.15%
Voya Strategic Allocation Growth Portfolio - Class I
2019		2,388	$16.54	to	$40.49	$71,733	2.64%	0.00%	to	1.95%	20.43%	to	22.86%
2018		2,476	$13.59	to	$35.34	$60,918	2.13%	0.00%	to	1.95%	-10.09%	to	-8.32%
2017		2,690	$14.96	to	$38.55	$72,444	1.73%	0.00%	to	1.95%	15.60%	to	17.92%
2016		3,025	$12.80	to	$32.70	$69,555	2.66%	0.00%	to	1.95%	4.81%	to	6.93%
2015		3,234	$12.08	to	$30.58	$70,037	2.67%	0.00%	to	1.95%	-3.06%	to	-1.20%
Voya Strategic Allocation Moderate Portfolio - Class I
2019		2,163	$16.31	to	$37.33	$60,494	2.83%	0.00%	to	1.50%	17.49%	to	19.27%
2018		2,310	$13.80	to	$33.56	$54,755	2.42%	0.00%	to	1.50%	-7.49%	to	-6.05%
2017		2,560	$14.82	to	$35.72	$64,749	1.97%	0.00%	to	1.50%	12.79%	to	14.53%
2016		2,828	$13.06	to	$31.20	$62,777	2.66%	0.00%	to	1.50%	5.02%	to	6.68%
2015		3,023	$12.36	to	$29.26	$63,542	2.91%	0.00%	to	1.70%	-2.06%	to	-0.53%
Voya Growth and Income Portfolio - Class A
2019		63		$24.30		$1,537	1.28%		0.35%			27.83%
2018		67		$19.01		$1,271	1.39%		0.35%			-5.19%
2017		73		$20.05		$1,456	1.38%		0.35%			19.35%
2016		78		$16.80		$1,308	1.48%		0.35%			8.88%
2015		91		$15.43		$1,408	1.53%		0.35%			-2.16%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class I
2019		21,954	$11.32	to	$768.20	$1,215,091	1.65%	0.00%	to	1.95%	26.38%	to	28.90%
2018		24,740	$17.26	to	$601.68	$1,069,882	1.82%	0.00%	to	1.95%	-6.30%	to	-4.45%
2017		27,824	$18.23	to	$635.67	$1,266,962	1.81%	0.00%	to	1.95%	17.98%	to	20.37%
2016		30,717	$15.28	to	$533.22	$1,180,483	1.95%	0.00%	to	1.95%	7.66%	to	9.77%
2015		34,119	$14.05	to	$490.34	$1,206,913	1.98%	0.00%	to	1.95%	-3.39%	to	-1.38%
Voya Growth and Income Portfolio - Class S
2019		9	$23.03	to	$35.44	$236	1.41%	0.45%	to	1.35%	26.82%	to	27.99%
2018		9	$18.10	to	$27.69	$190	1.10%	0.45%	to	1.35%	-5.96%	to	-5.11%
2017		14	$19.18	to	$29.18	$355	1.56%	0.10%	to	1.35%	18.66%	to	19.94%
2016		16	$16.13	to	$24.41	$335	1.86%	0.10%	to	1.45%	8.11%	to	9.35%
2015		15	$14.89	to	$22.41	$290	1.75%	0.10%	to	1.55%	-3.12%	to	-1.77%
Voya Global Equity Portfolio - Class I
2019		6,754	$10.95	to	$13.75	$86,802	2.82%	0.00%	to	1.55%	19.83%	to	21.68%
2018		6,855	$10.61	to	$11.30	$74,924	5.37%	0.00%	to	1.55%	-10.31%	to	-8.87%
2017		7,484	$11.83	to	$12.43	$90,478	2.27%	0.00%	to	1.55%	21.83%	to	23.75%
2016		8,952	$9.71	to	$10.05	$88,186	2.79%	0.00%	to	1.55%	4.40%	to	6.03%
2015	3/9/2015	10,297	$9.31	to	$9.49	$96,475	(a)	0.00%	to	1.50%		(a)
Voya Global Equity Portfolio - Class S
2019		877	$13.21	to	$13.79	$11,598	2.60%	0.35%	to	1.20%	19.98%	to	20.96%
2018		965	$10.99	to	$11.56	$10,636	4.58%	0.00%	to	1.25%	-10.21%	to	-9.12%
2017		1,049	$12.24	to	$12.72	$12,878	2.08%	0.00%	to	1.25%	21.91%	to	23.50%
2016		1,119	$10.04	to	$10.30	$11,258	2.53%	0.00%	to	1.25%	4.47%	to	5.75%
2015	3/9/2015	1,241	$9.60	to	$9.74	$11,940	(a)	0.00%	to	1.40%		(a)
Voya Index Plus LargeCap Portfolio - Class I
2019		8,283	$11.41	to	$60.18	$386,977	1.55%	0.00%	to	1.95%	27.51%	to	30.03%
2018		9,223	$16.17	to	$48.43	$334,558	1.53%	0.00%	to	1.95%	-8.64%	to	-6.80%
2017		9,566	$17.62	to	$51.97	$377,022	1.58%	0.00%	to	1.95%	22.20%	to	24.64%
2016		10,427	$14.35	to	$41.70	$332,137	1.66%	0.00%	to	1.95%	8.14%	to	10.29%
2015		11,108	$13.21	to	$37.81	$323,462	1.62%	0.00%	to	1.95%	-1.16%	to	0.85%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus LargeCap Portfolio - Class S
2019	7		$28.96		$207	1.55%		0.35%			29.29%
2018	8		$22.40		$181	1.05%		0.35%			-7.36%
2017	8		$24.18		$201	0.88%		0.35%			23.87%
2016	15		$19.52		$298	1.44%		0.35%			9.60%
2015	16		$17.81		$282	1.33%		0.35%			0.28%
Voya Index Plus MidCap Portfolio - Class I
2019	7,153	$11.18	to	$66.15	$310,525	1.35%	0.00%	to	1.95%	24.66%	to	27.09%
2018	6,970	$17.16	to	$52.05	$271,771	1.11%	0.00%	to	1.95%	-16.01%	to	-14.32%
2017	7,743	$20.22	to	$60.77	$357,140	1.28%	0.00%	to	1.95%	11.36%	to	13.57%
2016	8,805	$17.96	to	$53.51	$361,836	0.99%	0.00%	to	1.95%	15.87%	to	18.18%
2015	9,192	$15.34	to	$45.29	$327,049	0.95%	0.00%	to	1.95%	-3.69%	to	-1.78%
Voya Index Plus MidCap Portfolio - Class S
2019	2		$26.95		$59	1.69%		0.35%			26.29%
2018	3		$21.34		$59	1.54%		0.35%			-14.84%
2017	3		$25.06		$71	0.84%		0.35%			12.93%
2016	13		$22.19		$282	0.88%		0.35%			17.41%
2015	16		$18.90		$300	0.60%		0.35%			-2.43%
Voya Index Plus SmallCap Portfolio - Class I
2019	3,608	$20.90	to	$47.16	$132,714	1.04%	0.00%	to	1.95%	19.46%	to	21.85%
2018	4,022	$17.32	to	$38.72	$122,776	0.96%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017	4,378	$19.95	to	$44.20	$154,397	0.86%	0.00%	to	1.95%	7.83%	to	9.92%
2016	5,041	$18.31	to	$40.21	$163,309	0.81%	0.00%	to	1.95%	24.85%	to	27.36%
2015	5,220	$14.51	to	$31.58	$133,988	0.91%	0.00%	to	1.95%	-5.09%	to	-3.19%
Voya Index Plus SmallCap Portfolio - Class S
2019	7		$24.54		$165	0.63%		0.35%			21.13%
2018	8		$20.26		$155	0.57%		0.35%			-12.94%
2017	8		$23.27		$193	0.50%		0.35%			9.25%
2016	13		$21.30		$275	0.61%		0.35%			26.56%
2015	16		$16.83		$276	0.72%		0.35%			-3.83%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Index Portfolio - Class I
2019	3,662	$10.57	to	$20.52	$43,908	3.01%	0.00%	to	1.65%	19.44%	to	21.42%
2018	3,694	$8.85	to	$17.06	$37,196	2.96%	0.00%	to	1.65%	-15.15%	to	-13.74%
2017	3,510	$10.43	to	$19.96	$41,414	2.37%	0.00%	to	1.65%	22.85%	to	24.92%
2016	3,133	$8.49	to	$16.14	$29,891	3.03%	0.00%	to	1.65%	-0.82%	to	0.82%
2015	3,113	$8.56	to	$16.16	$29,868	3.32%	0.00%	to	1.65%	-2.51%	to	-0.92%
Voya International Index Portfolio - Class S
2019	—		$20.24		$9	—		0.35%			20.62%
2018	—		$16.78		$7	—		0.35%			-14.17%
2017	1		$19.55		$10	2.40%		0.35%			24.05%
2016	—		$15.76		$7	2.76%		0.35%			0.19%
2015	—		$15.73		$7	—		0.35%			-1.38%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2019	2,107	$43.83	to	$51.41	$97,199	0.91%	0.00%	to	1.50%	33.83%	to	35.83%
2018	1,942	$32.75	to	$37.85	$66,554	1.11%	0.00%	to	1.50%	-2.44%	to	-0.97%
2017	1,801	$33.57	to	$38.22	$63,047	1.12%	0.00%	to	1.50%	29.31%	to	31.25%
2016	1,518	$25.96	to	$29.12	$40,899	1.20%	0.00%	to	1.50%	4.97%	to	6.59%
2015	1,069	$24.73	to	$27.32	$27,315	1.14%	0.00%	to	1.50%	6.00%	to	7.60%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2019	57.00	$43.38	to	$48.52	$2,678	0.69%	0.00%	to	1.35%	33.64%	to	35.49%
2018	48	$32.46	to	$36.27	$1,671	0.89%	0.00%	to	1.35%	-2.55%	to	-1.22%
2017	41.00	$33.30	to	$37.43	$1,474	0.92%	0.00%	to	1.35%	29.37%	to	30.93%
2016	43.00	$26.08	to	$28.59	$1,182	1.07%	0.00%	to	1.20%	5.03%	to	6.32%
2015	45.00	$24.99	to	$26.89	$1,170	0.90%	0.00%	to	1.10%	6.16%	to	7.39%
Voya Russell™ Large Cap Index Portfolio - Class I
2019	6,740	$24.07	to	$28.85	$177,976	1.61%	0.00%	to	1.60%	29.27%	to	31.38%
2018	6,414	$18.62	to	$21.96	$130,188	1.65%	0.00%	to	1.60%	-5.00%	to	-3.47%
2017	5,837	$19.60	to	$22.75	$123,610	1.60%	0.00%	to	1.60%	20.62%	to	22.57%
2016	5,397	$16.11	to	$18.56	$93,725	1.75%	0.00%	to	1.70%	9.07%	to	10.94%
2015	3,955	$14.77	to	$16.73	$62,008	1.62%	0.00%	to	1.70%	0.47%	to	2.07%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Index Portfolio - Class S
2019	12		$39.47		$489	1.54%		0.95%			29.71%
2018	14		$30.43		$423	1.39%		0.95%			-4.58%
2017	14		$31.89		$441	1.38%		0.95%			21.12%
2016	15		$26.33		$400	1.61%		0.95%			9.66%
2015	16		$24.01		$389	1.50%		0.95%			0.84%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2019	18	$30.12	to	$30.44	$536	2.38%	1.15%	to	1.25%	24.36%	to	24.45%
2018	23	$24.22	to	$24.46	$558	2.28%	1.15%	to	1.25%	-7.80%	to	-7.70%
2017	25	$26.27	to	$26.84	$672	2.20%	1.00%	to	1.25%	12.07%	to	12.19%
2016	21	$23.44	to	$23.62	$490	1.62%	1.15%	to	1.25%	14.17%	to	14.33%
2015	21	$20.53	to	$20.66	$440	1.67%	1.15%	to	1.25%	-4.69%	to	-4.62%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2019	654	$28.55	to	$33.50	$19,633	2.17%	0.00%	to	1.50%	23.75%	to	25.61%
2018	620	$23.07	to	$26.67	$14,982	2.02%	0.00%	to	1.50%	-8.27%	to	-6.85%
2017	612	$25.15	to	$28.63	$16,042	1.91%	0.00%	to	1.50%	11.53%	to	13.21%
2016	571	$22.55	to	$25.29	$13,396	1.30%	0.00%	to	1.50%	13.60%	to	15.32%
2015	463	$19.85	to	$21.93	$9,518	1.46%	0.00%	to	1.50%	-5.21%	to	-3.77%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2019	501	$39.37	to	$46.19	$20,857	0.57%	0.00%	to	1.50%	32.51%	to	34.51%
2018	492	$29.71	to	$34.34	$15,370	0.43%	0.00%	to	1.50%	-6.78%	to	-5.37%
2017	487	$31.87	to	$36.29	$16,225	0.66%	0.00%	to	1.50%	22.48%	to	24.37%
2016	473	$26.02	to	$29.18	$12,817	0.69%	0.00%	to	1.50%	5.26%	to	6.81%
2015	434	$24.72	to	$27.32	$11,132	0.71%	0.00%	to	1.50%	-2.29%	to	-0.76%
Voya Russell™ Mid Cap Index Portfolio - Class I
2019	8,567	$11.08	to	$27.85	$183,792	1.55%	0.00%	to	1.60%	27.88%	to	29.96%
2018	8,181	$10.05	to	$21.43	$140,564	1.48%	0.00%	to	1.60%	-10.72%	to	-9.31%
2017	8,340	$11.16	to	$23.63	$159,494	1.56%	0.00%	to	1.60%	16.11%	to	17.97%
2016	5,610	$11.17	to	$20.03	$105,572	1.26%	0.00%	to	1.70%	11.48%	to	13.42%
2015	4,628	$15.39	to	$17.66	$77,658	1.28%	0.00%	to	1.80%	-4.42%	to	-2.81%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Small Cap Index Portfolio - Class I
2019	4,975	$11.13	to	$26.70	$89,526	1.13%	0.00%	to	1.50%	23.32%	to	25.18%
2018	4,174	$9.77	to	$21.33	$67,456	1.16%	0.00%	to	1.55%	-12.65%	to	-11.27%
2017	3,853	$11.09	to	$24.04	$70,922	1.15%	0.00%	to	1.55%	12.55%	to	14.26%
2016	2,347	$12.42	to	$21.04	$45,782	1.24%	0.00%	to	1.70%	19.07%	to	21.13%
2015	2,082	$15.26	to	$17.37	$33,953	1.07%	0.00%	to	1.70%	-6.13%	to	-4.56%
Voya Small Company Portfolio - Class I
2019	2,792	$10.57	to	$78.92	$141,444	0.42%	0.00%	to	1.50%	24.32%	to	26.26%
2018	3,081	$26.63	to	$65.49	$127,882	0.57%	0.00%	to	1.50%	-17.12%	to	-15.84%
2017	3,514	$21.78	to	$77.82	$178,760	0.33%	0.00%	to	1.50%	9.62%	to	11.30%
2016	3,641	$19.75	to	$69.93	$169,597	0.42%	0.00%	to	1.50%	22.62%	to	24.50%
2015	3,689	$16.01	to	$56.17	$140,805	0.50%	0.00%	to	1.50%	-2.27%	to	-0.76%
Voya Small Company Portfolio - Class S
2019	6		$30.25		$168	—		0.35%			25.41%
2018	5		$24.12		$129	—		0.35%			-16.34%
2017	5		$28.83		$146	0.19%		0.35%			10.63%
2016	15		$26.06		$401	0.18%		0.35%			23.74%
2015	15		$21.06		$314	0.33%		0.35%			-1.40%
Voya U.S. Bond Index Portfolio - Class I
2019	1,499	$10.33	to	$15.12	$20,131	2.44%	0.00%	to	1.80%	6.41%	to	8.31%
2018	1,292	$11.54	to	$13.96	$16,449	2.27%	0.00%	to	1.80%	-2.12%	to	-0.36%
2017	1,221	$11.79	to	$14.01	$15,746	2.35%	0.00%	to	1.80%	1.38%	to	3.17%
2016	1,281	$11.63	to	$13.58	$16,169	2.28%	0.00%	to	1.80%	0.43%	to	2.34%
2015	1,070	$11.58	to	$13.27	$13,331	2.29%	0.00%	to	1.80%	-1.53%	to	0.23%
Voya MidCap Opportunities Portfolio - Class I
2019	7,360	$10.94	to	$49.12	$266,926	—	0.00%	to	1.55%	27.36%	to	29.38%
2018	7,662	$15.24	to	$38.17	$226,057	—	0.00%	to	1.55%	-8.91%	to	-7.48%
2017	7,897	$16.73	to	$41.46	$255,230	0.11%	0.00%	to	1.55%	23.24%	to	25.12%
2016	5,238	$13.69	to	$33.31	$132,120	—	0.00%	to	1.50%	5.66%	to	7.28%
2015	5,335	$12.94	to	$31.21	$128,449	—	0.00%	to	1.50%	-0.97%	to	0.52%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya MidCap Opportunities Portfolio - Class S
2019	34	$27.42	to	$39.47	$1,081	0.10%	0.30%	to	1.55%	27.06%	to	28.65%
2018	41	$21.58	to	$30.69	$1,008	—	0.30%	to	1.55%	-9.14%	to	-7.96%
2017	41	$23.75	to	$33.37	$1,104	—	0.30%	to	1.55%	22.87%	to	24.37%
2016	49	$19.33	to	$26.84	$1,066	—	0.30%	to	1.55%	5.34%	to	6.70%
2015	60	$18.35	to	$25.17	$1,232	—	0.20%	to	1.55%	-1.29%	to	0.05%
Voya SmallCap Opportunities Portfolio - Class I
2019	3,187	$10.94	to	$40.47	$64,232	—	0.00%	to	1.50%	23.83%	to	25.71%
2018	3,223	$11.82	to	$32.26	$55,777	—	0.00%	to	1.55%	-17.17%	to	-15.85%
2017	3,289	$14.22	to	$38.42	$69,587	—	0.00%	to	1.55%	16.96%	to	18.73%
2016	3,119	$12.13	to	$32.18	$56,707	—	0.00%	to	1.65%	11.53%	to	13.39%
2015	3,040	$10.82	to	$28.65	$50,351	—	0.00%	to	1.65%	-2.35%	to	-0.91%
Voya SmallCap Opportunities Portfolio - Class S
2019	3		$32.05		$99	—		0.35%			24.95%
2018	4		$25.65		$104	—		0.35%			-16.40%
2017	4		$30.68		$109	—		0.35%			18.05%
2016	4		$25.99		$99	—		0.35%			12.71%
2015	5		$23.06		$121	—		0.35%			-1.50%
Wanger International
2019	2,460	$14.79	to	$18.32	$40,999	0.82%	0.00%	to	1.50%	28.06%	to	29.93%
2018	2,737	$11.48	to	$14.10	$35,293	2.21%	0.00%	to	1.50%	-18.97%	to	-17.69%
2017	2,935	$14.07	to	$17.13	$46,316	1.20%	0.00%	to	1.50%	30.94%	to	32.89%
2016	3,461	$10.68	to	$12.89	$41,297	1.19%	0.00%	to	1.50%	-2.87%	to	-1.38%
2015	3,634	$10.93	to	$13.07	$44,253	1.50%	0.00%	to	1.50%	-1.37%	to	0.09%
Wanger Select
2019	1,807	$20.24	to	$39.35	$61,435	—	0.00%	to	1.65%	27.17%	to	29.32%
2018	2,040	$15.80	to	$30.43	$54,081	—	0.00%	to	1.65%	-13.71%	to	-12.41%
2017	2,337	$18.20	to	$34.74	$71,676	—	0.00%	to	1.75%	24.48%	to	26.65%
2016	2,502	$14.50	to	$27.43	$61,099	—	0.00%	to	1.75%	11.67%	to	13.38%
2015	2,867	$12.91	to	$24.20	$62,371	—	0.00%	to	1.65%	-1.22%	to	0.25%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund				Investment
Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)

Wanger USA
2019		2,483	$14.43	to	$44.26
2018		2,601	$11.11	to	$33.76
2017		2,586	$11.39	to	$34.26
2016		2,642	$15.22	to	$28.79
2015		2,789	$13.50	to	$25.50
Washington Mutual Investors Fund	- Class R-3
2019		37	$26.89	to	$34.41
2018		98	$21.82	to	$27.50
2017		113	$22.92	to	$27.46
2016		123	$19.44	to	$22.99
2015		148	$17.47	to	$21.02
Washington Mutual Investors Fund	- Class R-4
2019		8,170	$11.28	to	$35.80
2018		8,042	$11.02	to	$28.56
2017		7,659	$11.44	to	$29.47
2016		7,095	$16.13	to	$24.56
2015		6,613	$14.36	to	$21.69
Wells Fargo Small Company Growth Fund - Administrator Class
2019		437	$16.02	to	$16.81
2018		461	$12.85	to	$13.37
2017		46	$13.53	to	$13.94
2016	5/17/2016	19	$11.38	to	$11.61
2015		(b)		(b)
Wells Fargo Small Company Value Fund - Class A
2019	9/20/2019	12		$10.87
2018		(e)		(e)
2017		(e)		(e)
2016		(e)		(e)
2015		(e)		(e)

$95,744	0.27%	0.00%	to	1.55%	29.07%	to	31.10%
$77,471	0.11%	0.00%	to	1.55%	-2.96%	to	-1.42%
$79,557	—	0.00%	to	1.75%	17.50%	to	19.58%
$68,640	—	0.00%	to	1.75%	11.73%	to	13.69%
$64,131	—	0.00%	to	1.75%	-2.34%	to	-0.60%

$1,149	1.38%	0.00%	to	1.55%	23.24%	to	25.13%
$2,484	1.50%	0.00%	to	1.55%	-4.80%	to	-3.53%
$2,965	1.54%	0.25%	to	1.55%	17.90%	to	19.44%
$2,724	1.49%	0.25%	to	1.55%	11.28%	to	12.60%
$2,936	1.77%	0.00%	to	1.55%	-2.07%	to	-0.47%

$233,053	1.90%	0.00%	to	1.50%	23.61%	to	25.48%
$189,561	1.90%	0.00%	to	1.50%	-4.48%	to	-2.98%
$191,542	1.88%	0.00%	to	1.50%	18.33%	to	20.13%
$152,821	1.91%	0.00%	to	1.50%	11.67%	to	13.33%
$127,190	1.96%	0.00%	to	1.50%	-1.71%	to	-0.26%

$7,076	—	0.30%	to	1.50%	24.27%	to	25.69%
$6,008	—	0.25%	to	1.50%	-5.34%	to	-4.39%
$636	—	0.30%	to	1.50%	18.87%	to	19.72%
$216	(b)	0.50%	to	1.25%		(b)

(b)	(b)	(b)	(b)

$128	(e)	1.00%	(e)
(e)	(e)	(e)	(e)
(e)	(e)	(e)	(e)
(e)	(e)	(e)	(e)
(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wells Fargo Special Small Cap Value Fund - Class A
2019	2,292	$22.98	to	$62.67	$118,289	0.86%	0.00%	to	1.55%	26.07%	to	27.99%
2018	2,450	$18.11	to	$49.00	$99,804	—	0.00%	to	1.55%	-15.07%	to	-13.71%
2017	2,664	$21.18	to	$56.85	$127,478	0.92%	0.00%	to	1.55%	9.40%	to	11.07%
2016	2,852	$19.25	to	$51.24	$124,195	0.58%	0.00%	to	1.50%	26.96%	to	28.91%
2015	3,031	$15.07	to	$39.80	$103,636	0.69%	0.00%	to	1.50%	-5.98%	to	-4.58%

(a)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2016, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2017, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2018, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.
A	The Fund Inception Date represents the first date the fund received money.
B

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C

The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of
Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance andAnnuity Company (the Company) as of December 31, 2019 and 2018, the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public CompanyAccounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company's auditor since 2001.

Boston, Massachusetts
March 19, 2020

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2019 and 2018
(In millions, except share and per share data)

	As of December 31,
	2019	2018
		(As Adjusted)
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $23,107 as of 2019
and $22,860 as of 2018)	$ 25,153	$ 22,981
Fixed maturities, at fair value using the fair value option	1,479	1,171
Equity securities, at fair value (cost of $73 as of 2019 and $45 as of 2018)	80	57
Short-term investments	—	50
Mortgage loans on real estate, net of valuation allowance of $0 as of 2019 and $1 as of
2018	4,664	4,918
Policy loans	205	210
Limited partnerships/corporations	738	583
Derivatives	224	128
Securities pledged (amortized cost of $749 as of 2019 and $867 as of 2018)	828	882
Other investments	43	40
Total investments	33,414	31,020
Cash and cash equivalents	512	371
Short-term investments under securities loan agreements, including collateral delivered	917	793
Accrued investment income	293	301
Premiums receivable and reinsurance recoverable	1,304	1,409
Deferred policy acquisition costs, Value of business acquired and Sales inducements to
contract owners	608	1,104
Short-term loan to affiliate	69	—
Current income tax recoverable	9	32
Due from affiliates	67	54
Property and equipment	60	62
Other assets	255	331
Assets held in separate accounts	78,713	67,323
Total assets	$ 116,221	$ 102,800

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2019 and 2018
(In millions, except share and per share data)

	As of December 31,
	2019	2018
		(As Adjusted)
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$ 31,142	$ 30,695
Payable for securities purchased	5	49
Payables under securities loan agreements, including collateral held	865	827
Due to affiliates	95	81
Derivatives	285	99
Deferred income taxes	304	5
Other liabilities	369	286
Liabilities related to separate accounts	78,713	67,323
Total liabilities	111,778	99,365

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2019
and 2018; $50 par value per share)	3	3
Additional paid-in capital	2,873	2,816
Accumulated other comprehensive income (loss)	1,292	108
Retained earnings (deficit)	275	508
Total shareholder's equity	4,443	3,435
Total liabilities and shareholder's equity	$ 116,221	$ 102,800

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)

	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Revenues:
Net investment income	$ 1,689	$ 1,623	$ 1,520
Fee income	877	875	857
Premiums	31	41	48
Broker-dealer commission revenue	2	69	170
Net realized capital gains (losses):
Total other-than-temporary impairments	(41)	(18)	(19)
Less: Portion of other-than-temporary impairments recognized in
Other comprehensive income (loss)	2	2	(7)
Net other-than-temporary impairments recognized in earnings	(43)	(20)	(12)
Other net realized capital gains (losses)	(101)	(222)	(188)
Total net realized capital gains (losses)	(144)	(242)	(200)
Other revenue	14	19	3
Total revenues	2,469	2,385	2,398
Benefits and expenses:
Interest credited and other benefits to contract owners/
policyholders	1,013	828	958
Operating expenses	1,056	894	1,022
Broker-dealer commission expense	2	69	170
Net amortization of Deferred policy acquisition costs and Value of
business acquired	65	86	233
Interest expense	1	2	1
Total benefits and expenses	2,137	1,879	2,384
Income (loss) before income taxes	332	506	14
Income tax expense (benefit)	32	61	(101)
Net income (loss)	$ 300	$ 445	$ 115

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)

	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Net income (loss)	$ 300	$ 445	$ 115
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	1,323	(897)	387
Other-than-temporary impairments	1	8	(4)
Pension and other postretirement benefits liability	(1)	(1)	(2)
Other comprehensive income (loss), before tax	1,323	(890)	381
Income tax expense (benefit) related to items of other comprehensive
income (loss)	276	(192)	122
Other comprehensive income (loss), after tax	1,047	(698)	259
Comprehensive income (loss)	$ 1,347	$ (253)	$ 374

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)
			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive Earnings Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2017 (As Adjusted)	$ 3	$ 3,015	$ 559	$ (14)	$ 3,563
Comprehensive income (loss):
Net income (loss)	—	—	—	115	115
Other comprehensive income (loss), after tax	—	—	259	—	259
Total comprehensive income (loss)					374
Dividends paid and distributions of capital	—	(265)	—	—	(265)
Contribution of capital	—	12	—	—	12
Employee related benefits	—	1	—	—	1
Balance as of December 31, 2017 (As Adjusted)	3	2,763	818	101	3,685
Cumulative effect of changes in accounting:
Adjustment for adoption of ASU 2014-09	—	—	—	76	76
Adjustment for adoption of ASU 2016-01	—	—	(12)	12	—
Balance at January 1, 2018 (As Adjusted)	3	2,763	806	189	3,761
Comprehensive income (loss):
Net income (loss)	—	—	—	445	445
Other comprehensive income (loss), after tax	—	—	(698)	—	(698)
Total comprehensive income (loss)					(253)
Dividends paid and distributions of capital	—	—	—	(126)	(126)
Contribution of capital	—	55	—	—	55
Employee related benefits	—	(2)	—	—	(2)
Balance as of December 31, 2018 (As Adjusted)	3	2,816	108	508	3,435
Cumulative effect of changes in accounting:
Adjustment for adoption of ASU 2018-02	—	—	137	(137)	—
Comprehensive income (loss):
Net income (loss)	—	—	—	300	300
Other comprehensive income (loss), after tax	—	—	1,047	—	1,047
Total comprehensive income (loss)					1,347
Dividends paid and distributions of capital	—	—	—	(396)	(396)
Contribution of capital	—	57	—	—	57
Employee related benefits	—	—	—	—	—
Effect of transaction for entities under common
control	—	—	—	—	—
Balance as of December 31, 2019	$ 3	$ 2,873	$ 1,292	$ 275	$ 4,443

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)
	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Cash Flows from Operating Activities:
Net income (loss)	$ 300 $	445	$ 115
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of
business acquired and sales inducements	(49)	(64)	(80)
Net amortization of deferred policy acquisition costs, value of
business acquired and sales inducements	65	87	234
Net accretion/amortization of discount/premium	5	(3)	12
Future policy benefits, claims reserves and interest credited	568	547	534
Deferred income tax (benefit) expense	23	58	(95)
Net realized capital losses	144	242	200
Depreciation and amortization	21	14	17
(Gains) losses on limited partnerships/corporations	(35)	—	—
Change in:
Accrued investment income	9	3	(3)
Premiums receivable and reinsurance recoverable	105	87	138
Other receivables and asset accruals	55	(8)	19
Due to/from affiliates	2	24	(113)
Other payables and accruals	158	(176)	10
Other, net	(8)	(33)	(24)
Net cash provided by operating activities	1,363	1,223	964

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)
	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,956	3,983	4,462
Equity securities, available-for-sale	3	3	25
Mortgage loans on real estate	803	598	494
Limited partnerships/corporations	70	99	81
Acquisition of:
Fixed maturities	(4,582)	(5,475)	(4,247)
Equity securities, available-for-sale	(12)	(3)	(2)
Mortgage loans on real estate	(555)	(606)	(1,149)
Limited partnerships/corporations	(190)	(254)	(120)
Derivatives, net	23	23	203
Policy loans, net	5	4	5
Short-term investments, net	50	(26)	8
Short-term loan to affiliate, net	(69)	80	(80)
Collateral received (delivered), net	(86)	(46)	(189)
Other, net	(3)	(45)	(6)
Net cash used in investing activities	(587)	(1,665)	(515)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 3,395	$ 3,744	$ 2,380
Maturities and withdrawals from investment contracts	(3,686)	(3,108)	(2,794)
Settlements on deposit contracts	(5)	(20)	(64)
Short-term loans from affiliates, net	—	(68)	26
Dividends paid and return of capital distribution	(396)	(126)	(265)
Capital contribution from parent	57	55	12
Net cash (used in) provided by financing activities	(635)	477	(705)
Net increase (decrease) in cash and cash equivalents	141	35	(256)
Cash and cash equivalents, beginning of period	371	336	592
Cash and cash equivalents, end of period	$ 512	$ 371	$ 336

Supplemental cash flow information:
Income taxes paid (received), net	$ (13)	$ 60	$ (43)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1. Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States. VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

Prior to May 2013, Voya Financial, Inc. ("Voya Financial"), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

Effective December 31, 2019, VRIAC’s sole shareholder, Voya Holdings, Inc., transferred ownership of Voya Institutional Plan Services, LLC (“VIPS”) and Voya Retirement Advisors, LLC (“VRA”) to VRIAC for no cash consideration. VIPS and VRA provide retirement recordkeeping and investment advisory services, respectively, and the transfer was made to more closely align recordkeeping and related activities of VRIAC’s retirement business. It also had the effect of reducing VRIAC's tax liability. This transaction was accounted for under the accounting guidance for transactions under common control which requires that financial statements reflect the transferred business for all prior periods as if the transfer occurred as of the beginning of the first period presented. As such, the Consolidated Financial Statements for the prior periods presented have been restated to reflect the transfer of VIPS and VRA to VRIAC as of January 1, 2017. The related impact to the previously reported Net income (loss) for the years ended December 31, 2018 and 2017 was a decrease in net income of $50 and $95, respectively. In addition to these non-insurance subsidiaries, VRIAC also has the wholly-owned owned non-insurance subsidiary, Voya Financial Partners, LLC ("VFP").

On December 18, 2019, VRIAC’s ultimate parent, Voya Financial, entered into a Master Transaction Agreement (the “Resolution MTA”) with Resolution Life U.S. Holdings Inc. (“Resolution Life US”), pursuant to which Resolution Life US will acquire Security Life of Denver Insurance Company (“SLD”), Security Life of Denver International Limited (“SLDI”) and Roaring River II, Inc. ("RRII") including several subsidiaries of SLD. The transaction is expected to close by September 30, 2020 and is subject to conditions specified in the Resolution MTA, including the receipt of required regulatory approvals.

Concurrently with the sale, SLD will enter into reinsurance agreements with Reliastar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York (“RLNY”), and VRIAC, each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC will reinsure to SLD a 100% quota share, and RLNY will reinsure to SLD a 75% quota share, of their respective individual life insurance and annuities businesses. RLI, RLNY, and VRIAC will remain subsidiaries of Voya Financial. We currently expect that these reinsurance transactions will be carried out on a coinsurance basis, with SLD’s reinsurance obligations collateralized by assets in trust. The reinsurance agreements along with the sale of the legal entities noted above (referred to as the "Individual Life Transaction") will result in the disposition of substantially all of Voya Financial's life insurance and legacy non-retirement annuity businesses and related assets. Pursuant to the Individual Life Transaction, VRIAC's reserves related to legacy non-retirement annuity business as well as pension risk transfer products will be ceded to SLD and related assets will be transferred.

On June 1, 2018, VRIAC's ultimate parent, Voya Financial, consummated a series of transactions (collectively, the "2018 Transaction'') pursuant to a Master Transaction Agreement dated December 20, 2017 (the "2018 MTA") with VA Capital Company LLC ("VA Capital") and Athene Holding Ltd. ("Athene"). As part of the 2018 Transaction, VA Capital's wholly owned subsidiary Venerable Holdings Inc. ("Venerable") acquired certain of Voya Financial's assets, including all of the shares of capital stock of Voya Insurance and Annuity Company ("VIAC"), the Company's Iowa-domiciled insurance affiliate, as well as the membership

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

interests of DSL, the Company's former broker-dealer subsidiary. Following the closing of the 2018 Transaction, VRIAC acquired a 9.99% equity interest in VA Capital.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to public and private school systems, higher education institutions, hospitals and healthcare facilities, not-for-profit organizations, state and local governments, small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. This business will be transferred as part of the Individual Life Transaction described above. The Company's products are generally distributed through independent brokers and advisors, third-party administrators, consultants, and representatives associated with Voya Financial's broker-dealer and investment advisor, Voya Financial Advisors, Inc. ("VFA").

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP, VIPS, VRA and DSL (prior to June 1, 2018). Intercompany transactions and balances have been eliminated.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

  Reserves for future policy benefits;

  Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");

  Valuation of investments and derivatives;

  Impairments;

  Income taxes; and

  Contingencies.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: Effective January 1, 2018, the Company adopted Accounting Standards Update ("ASU") 2016-01 "Financial Instruments-Overall (ASC Subtopic 825-10):Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01") (See the Adoption of New Pronouncements section below). As a result, the Company measures its equity securities at fair value and recognizes any changes in fair value in net income. Prior to adoption, equity securities were designated as available-for-sale and reported at fair value with unrealized capital gains (losses) recorded in Accumulated other comprehensive income (loss) ("AOCI").

The Company's fixed maturities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security, and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

  When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

  When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when availableinformationdoes notindicatethat anothervalueis more appropriate.Wheninformationis identifiedthat indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

  The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

  Fair Value Hedge: For derivative instruments that are designated and qualify as a fair value hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is recorded in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

  Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is reported as a component of AOCI. Those amounts are subsequently reclassified to earnings when the hedged item affects earnings, and are reported in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld reinsurance arrangements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies

The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBArelated to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions

Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations.

Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2019 and 2018, contract cost assets were $109 and $105, respectively. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years. For the years ended December 31, 2019 and 2018, amortization expenses of $23 and $22, respectively, were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits

The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 2.7% to 6.6%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances

Contract owner account balances relate to investment-type contracts, as follows:

  Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

  Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 5.7% for the year 2019, and 5.3% for the years 2018 and 2017. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

  For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves

The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB: Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issued FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

  Such separate accounts are legally recognized;

  Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  Investments are directed by the contract owner or participant; and

  All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in Short-term investments, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held on the Consolidated Balance Sheets. The carrying value of

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Revenue

Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Financial Services Revenue

Revenue for various financial services is measured based on consideration specified in a contract with a customer and is recognized when the Company has satisfied a performance obligation. For advisory, recordkeeping and administration services of $405 and $422 for the years ended December 31, 2019 and 2018, respectively, the Company recognizes revenue as services are provided, generally over time. For distribution and shareholder servicing revenue of $82 and $123 for the years ended December 31, 2019 and 2018, respectively, the Company provides distribution services at a point in time and shareholder services over time. Contract terms are typically less than one year, and consideration is variable.

For a description of principal activities from which the Company generates revenue, see the Business section above for further information.

For the years ended December 31, 2019 and 2018, such revenue represents approximately 19.7% and 22.9% respectively, of total revenue. For the years ended December 31, 2019 and 2018, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods. Revenue for various financial services is recorded in Fee income or Other revenue in the Consolidated Statements of Operations. Receivables of $97 and $95 are included in Other assets on the Consolidated Balance Sheets as of December 31, 2019 and 2018, respectively.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial for the current year, (b) the deferred income tax liabilities and assets for items recognized differently in its Consolidated Financial Statements from amounts shown on its income tax returns and (c) the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis and as regulatory and business factors change.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Items required by tax law to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent, such as the dividends received deduction, which is estimated using information from the prior period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

  The nature, frequency and severity of book income or losses in recent years;

  The nature and character of the deferred tax assets and liabilities;

  The recent cumulative book income (loss) position after adjustment for permanent differences;

  Taxable income in prior carryback years;

  Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

  Projected future reversals of existing temporary differences;

  The length of time carryforwards can be utilized;

  Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

  Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Operating expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirements, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new ASUs issued by the Financial Accounting Standards Board and the impact of the adoption on the Company's financial statements.

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2018-02,	This standard, issued in February	January 1, 2019,	The impact to the January 1, 2019 Consolidated
Reclassification	2018, permits a reclassification	with the change	Balance Sheet was an increase to AOCI of $137,
of Certain Tax	from accumulated other	reported in the	with a corresponding decrease to Retained
Effects from	comprehensive income ("AOCI")	period of adoption.	earnings. The ASU did not have a material
Accumulated	to retained earnings for stranded		impact on the Company's results of operations,
Other	tax effects resulting from the Tax		cash flows, or disclosures.
Comprehensive	Cuts and Jobs Act of 2017 ("Tax
Income	Reform"). Stranded tax effects
arise because U.S. GAAP
requires that the impact of a
change in tax laws or rates on
deferred tax liabilities and assets
be reported in net income, even if
related to items recognized
within accumulated other
comprehensive income. The
amount of the reclassification
would be based on the difference
between the historical corporate
income tax rate and the newly
enacted 21% corporate income
tax rate, applied to deferred tax
liabilities and assets reported
within accumulated other
comprehensive income.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2017-12,	This standard, issued in August	January 1, 2019,	The adoption had no effect on the Company's
Targeted	2017, enables entities to better	using the modified	financial condition, results of operations, or cash
Improvements	portray risk management	retrospective	flows. The adoption resulted in a change to the
to Accounting	activities in their financial	method, with the	Company's significant accounting policy
for Hedging	statements, as follows:	exception of the	described above. Other required disclosure
Activities	• Expands an entity's ability to	presentation and	changes have been included in Note 3, Derivative
	hedge nonfinancial and financial	disclosure	Financial Instruments.
	risk components and reduces	requirements which
	complexity in accounting for fair	were adopted
	value hedges of interest rate risk,	prospectively.
• Eliminates the requirement to
separately measure and report
hedge ineffectiveness and
generally requires the entire
change in the fair value of a
hedging instrument to be
presented in the same income
statement line as the hedged
item, and
• Eases certain documentation
and assessment requirements and
modifies the accounting for
components excluded from the
assessment of hedge
effectiveness, and modifies
required disclosures.

In October 2018, the FASB
issued an amendment which
expands the list of U.S.
benchmark interest rates
permitted in the application of
hedge accounting.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2016-02,	This standard, issued in February	January 1, 2019	The adoption did not have a material impact on
Leases	2016, requires lessees to	using the modified	the Company's financial condition, results of
	recognize a right-of-use asset and	retrospective	operations, or cash flows.
	a lease liability for all leases with	method.
terms of more than 12 months.
The lease liability will be
measured as the present value of
the lease payments, and the asset
will be based on the liability. For
income statement purposes,
expense recognition will depend
on the lessee's classification of
the lease as either finance, with a
front-loaded amortization
expense pattern similar to current
capital leases, or operating, with
a straight-line expense pattern
similar to current operating
leases. Lessor accounting will be
similar to the current model, and
lessors will be required to
classify leases as operating,
direct financing, or sales-type.

ASU 2016-02 also replaces the
sale-leaseback guidance to align
with the new revenue recognition
standard, addresses statement of
operation and statement of cash
flow classification, and requires
additional disclosures for all
leases. In addition, the FASB
issued various amendments
during 2018 to clarify and
simplify the provisions and
implementation guidance of ASU
2016-02.

ASU 2016-01,	This standard, issued in January	January 1, 2018	The impact to the January 1, 2018 Consolidated
Recognition and	2016, addresses certain aspects	using the modified	Balance Sheet was a $12 increase, net of tax, to
Measurement of	of recognition, measurement,	retrospective	Retained earnings (deficit) with a corresponding
Financial Assets	presentation, and disclosure of	method, except for	decrease of $12, net of tax, to AOCI to recognize
and Financial	financial instruments, including	certain provisions	the unrealized gain associated with Equity
Liabilities	requiring:	that were required to	securities. The provisions that required
	• Equity investments (except	be applied using the	prospective adoption had no effect on the
	those consolidated or accounted	prospective method.	Company's financial condition, results of
	for under the equity method) to		operations, or cash flows. Under previous
	be measured at fair value with		guidance, prior to January 1, 2018, Equity
	changes in fair value recognized		securities were classified as available for sale
	in net income.		with changes in fair value recognized in Other
	• Elimination of the disclosure		comprehensive income.
of methods and significant
assumptions used to estimate the
fair value for financial
instruments measured at
amortized cost.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2014-09,	This standard, issued in May	January 1, 2018	The adoption had no impact on revenue
Revenue from	2014, requires an entity to	using the modified	recognition. However, the adoption resulted in a
Contracts with	recognize revenue to depict the	retrospective	$95 increase in Other assets to capitalize costs to
Customers	transfer of promised goods or	method.	obtain and fulfill certain financial services
	services to customers in an		contracts. This adjustment was offset by a related
	amount that reflects the		$19 increase in deferred tax liabilities, resulting
	consideration to which the entity		in a net $76 increase to Retained earnings
	expects to be entitled in		(deficit) on the Consolidated Balance Sheet as of
	exchange for those goods or		January 1, 2018. In addition, disclosures have
	services. Revenue is recognized		been updated to reflect accounting policy
	when, or as, the entity satisfies a		changes made as a result of the implementation
	performance obligation under the		of ASU 2014-09. (See the Significant Accounting
	contract. ASU 2014-09 also		Policies section.)
updated the accounting for
	certain costs associated with		Comparative information has not been adjusted
	obtaining and fulfilling contracts		and continues to be reported under previous
	with customers and requires		revenue recognition guidance. As of December
	disclosures regarding the nature,		31, 2018, the adoption of ASU 2014-09 resulted
	amount, timing and uncertainty		in a $105 increase in Other assets, reduced by a
	of revenue and cash flows arising		related $22 decrease in Deferred income taxes,
	from contracts with customers. In		resulting in a net $83 increase to Retained
	addition, the FASB issued		earnings (deficit) on the Consolidated Balance
	various amendments during 2016		Sheet. For the year ended December 31, 2018 ,
	to clarify the provisions and		the adoption resulted in a $3 increase in
	implementation guidance of ASU		Operating expenses on the Consolidated
	2014-09. Revenue recognition		Statement of Operations and had no impact on
	for insurance contracts and		Net cash provided by operating activities.
financial instruments is explicitly
scoped out of the guidance.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Future Adoption of Accounting Pronouncements

Long-Duration Contracts

In August 2018, the FASB issued ASU 2018-12, "Financial Services - Insurance (Topic 944) Targeted Improvements to the Accounting for Long-Duration Contracts" ("ASU 2018-12"), which changes the measurement and disclosures of insurance liabilities and deferred acquisition costs for long-duration contracts issued by insurers. In November 2019, the FASB issued ASU 2019-09 to amend the effective date of ASU 2018-12 for public business entities that are required to file with the SEC to fiscal years beginning after December 15, 2021, including interim periods, with early adoption permitted. The Company is currently in the process of evaluating the provisions of ASU 2018-12. While it is not possible to estimate the expected impact of adoption at this time, the Company believes there is a reasonable possibility that implementation of ASU 2018-12 may result in a significant impact on Shareholders’ equity and future earnings patterns.

In addition to requiring significantly expanded interim and annual disclosures regarding long-duration insurance contract assets and liabilities, ASU 2018-12's provisions include modifications to the accounting for such contracts in the following areas:

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effect on the financial
ASU 2018-12			statements or other significant
Subject Area	Description of Requirements	Transition Provisions	matters
Assumptions used	Requires insurers to review and, if necessary,	Initial adoption is required	The application of periodic
to measure the	update cash flow assumptions at least	to be reported using either a	assumption updates for
liability for future	annually.	full retrospective or	nonparticipating traditional and
policy benefits for		modified retrospective	limited payment insurance
nonparticipating	The effect of updating cash flow assumptions	approach. Under either	contracts is significantly different
traditional and	will be measured on a retrospective catch-up	method, upon adoption the	from the current accounting
limited payment	basis and presented in the Statement of	liability for future policy	approach for such liabilities,
insurance contracts	operations in the period in which the update is	benefits will be remeasured	which is based on assumptions
	made.	using current discount rates	that are locked in at contract
		as of the beginning of the	inception unless a premium
	The rate used to discount the liability for	earliest period presented	deficiency occurs. Under the
	future policy benefits will be required to be	with the impact recorded as	current accounting guidance, the
	updated quarterly, with related changes in the	a cumulative effect	liability discount rate is based on
	liability recorded in Accumulated other	adjustment to AOCI.	expected yields on the underlying
	comprehensive income. The discount rate will		investment portfolio held by the
	be based on an upper-medium grade fixed-		insurer.
income corporate instrument yield reflecting
	the duration characteristics of the relevant		The implications of these
	liabilities.		requirements, including transition
options, and related potential
financial statement impacts are
currently being evaluated.

Measurement of	Creates a new category of benefit features	Full retrospective	Under the current accounting
market risk	called market risk benefits, defined as features	application is required.	guidance, certain features that are
benefits	that protect contract holders from capital	Upon adoption, any	expected to meet the definition of
	market risk and expose the insurers to that	difference between the fair	market risk benefits are accounted
	risk. Market risk benefits will be required to	value and pre-adoption	for as either insurance liabilities
	be measured at fair value, with changes in fair	carrying value of market	or embedded derivatives.
	value recognized in the Statement of	risk benefits not currently
	operations, except for changes in fair value	measured at fair value will	The implications of these
	attributable to changes in the instrument-	be recorded to retained	requirements and related potential
	specific credit risk, which will be recorded in	earnings. In addition, the	financial statement impacts are
	Accumulated other comprehensive income.	cumulative effect of	currently being evaluated.
changes in instrument-
specific credit risk will be
reclassified from retained
earnings to AOCI.

Amortization of	Requires DAC (and other balances that refer	Initial adoption is required	This approach is intended to
DAC and other	to the DAC model, such as deferred sales	to be reported using either a	approximate straight-line
balances	inducement costs and unearned revenue	full retrospective or	amortization and cannot be based
	liabilities) for all long-duration contracts to be	modified retrospective	on revenue or profits as it is under
	measured on a constant level basis over the	approach. The method of	the current accounting model.
	expected life of the contract.	transition applied for DAC	Related amounts in AOCI will be
		and other balances must be	eliminated upon adoption. ASU
		consistent with the	2018-12 did not change the
		transition method selected	existing accounting guidance
		for future policy benefit	related to VOBA and net cost of
		liabilities, as described	reinsurance, which allows, but
		above.	does not require, insurers to
amortize such balances on a basis
consistent with DAC.

The implications of these
requirements, including transition
options, and related potential
financial statement impacts are
currently being evaluated.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table provides a description of future adoptions of other new accounting standards that may have an impact on the Company's financial statements when adopted:

Effect on the financial
		Effective date and	statements or other
Standard	Description of Requirements	transition provisions	significant matters
ASU 2018-15,	This standard, issued in August 2018, requires a	January 1, 2020 with early	The Company intends to
Implementation	customer in a hosting arrangement that is a	adoption permitted. Initial	adopt ASU 2018-15 as of
costs in a cloud	service contract to follow the guidance for	adoption of ASU 2018-15	January 1, 2020 on a
computing	internal-use software projects to determine	may be reported either on	prospective basis. The
arrangement	which implementation costs to capitalize as an	a prospective or	Company does not expect
that is a service	asset. Capitalized implementation costs are	retrospective basis.	ASU 2018-15 to have a
contract	required to be expensed over the term of the		material impact on the
	hosting arrangement. In addition, a customer is		Company's financial
	required to apply the impairment and		condition, results of
	abandonment guidance for long-lived assets to		operations, or cash flows.
the capitalized implementation costs. Balances
related to capitalized implementation costs must
be presented in the same financial statement line
items as other hosting arrangement balances, and
additional disclosures are required.

ASU 2018-14,	This standard, issued in August 2018, eliminates	January 1, 2021 with early	The Company is currently
Changes to the	certain disclosure requirements that are no	adoption permitted. Initial	in the process of
Disclosure	longer considered cost beneficial and requires	adoption of ASU 2018-14	determining the impact of
Requirements	new disclosures that are considered relevant.	is required to be reported	adoption of the provisions
for Defined		on a retrospective basis for	of ASU 2018-14.
Benefit Plans		all periods presented.

ASU 2018-13,	This standard, issued in August 2018, simplifies	January 1, 2020 with early	The Company is currently
Changes to the	certain disclosure requirements for fair value	adoption permitted. The	in the process of
Disclosure	measurement.	transition method varies	determining the impact of
Requirements		by provision.	adoption of the provisions
for Fair Value			of ASU 2018-13.
Measurement

ASU 2016-13,	This standard, issued in June 2016:	January 1, 2020, including	The Company believes the
Measurement of	• Introduces a new current expected credit loss	interim period, with early	adoption of this guidance
Credit Losses	("CECL") model to measure impairment on	adoption permitted. Initial	will not have a material
on Financial	certain types of financial instruments,	adoption of ASU 2016-13	impact on the Company’s
Instruments	• Requires an entity to estimate lifetime expected	is required to be reported	financial condition, results
	credit losses, under the new CECL model, based	on a modified	of operations or cash flows.
	on relevant information about historical events,	retrospective basis, with a	The CECL requirements
	current conditions, and reasonable and	cumulative-effect	apply to financial assets
	supportable forecasts,	adjustment to retained	held at amortized cost, the
	• Modifies the impairment model for available-	earnings as of the	most significant of which,
	for-sale debt securities, and	beginning of the year of	for the Company, are
	• Provides a simplified accounting model for	adoption, except for	mortgage loans and
	purchased financial assets with credit	certain provisions that are	reinsurance recoverable
	deterioration since their origination.	required to be applied	balances. Implementation
		prospectively.	efforts currently in progress
	In addition, the FASB issued various		include the finalization of
	amendments during 2018 and 2019 to clarify the		CECL models and
	provisions of ASU 2016-13.		continuing analysis of
model output, as well as
development of related
processes, controls, and
disclosures.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2. Investments

Fixed Maturities

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2019:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2)	Value Fair	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$ 565	$ 129	$ 3	$ —	$ 691	$ —
U.S. Government agencies and
authorities	19	—	—	—	19	—
State, municipalities and political
subdivisions	747	68	—	—	815	—
U.S. corporate public securities	7,103	941	13	—	8,031	—
U.S. corporate private securities	3,776	306	16	—	4,066	—
Foreign corporate public securities and
foreign governments(1)	2,417	265	3	—	2,679	—
Foreign corporate private securities(1)	3,171	205	1	—	3,375	—
Residential mortgage-backed securities	3,685	125	11	11	3,810	2
Commercial mortgage-backed
securities	2,381	122	3	—	2,500	—
Other asset-backed securities	1,472	15	13	—	1,474	1
Total fixed maturities, including
securities pledged	25,336	2,176	63	11	27,460	3
Less: Securities pledged	749	85	6	—	828	—
Total fixed maturities	$ 24,587	$ 2,091	$ 57	$ 11	$ 26,632	$ 3

(1) Primarily U.S. dollar denominated.

(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) Represents OTTI reported as a component of Other comprehensive income (loss).

(4) Amount excludes $194 of net unrealized gains on impaired available-for-sale securities.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2018:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2)	Value Fair	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$ 651	$ 87	$ —	$ —	$ 738	$ —
U.S. Government agencies and
authorities	—	—	—	—	—	—
State, municipalities and political
subdivisions	754	18	8	—	764	—
U.S. corporate public securities	7,908	288	181	—	8,015	—
U.S. corporate private securities	3,686	73	106	—	3,653	—
Foreign corporate public securities and
foreign governments(1)	2,551	69	80	—	2,540	—
Foreign corporate private securities(1)	3,235	37	97	—	3,175	—
Residential mortgage-backed securities	2,966	93	32	9	3,036	3
Commercial mortgage-backed
securities	1,917	16	28	—	1,905	—
Other asset-backed securities	1,230	6	28	—	1,208	2
Total fixed maturities, including
securities pledged	24,898	687	560	9	25,034	5
Less: Securities pledged	867	45	30	—	882	—
Total fixed maturities	$ 24,031	$ 642	$ 530	$ 9	$ 24,152	$ 5

(1) Primarily U.S. dollar denominated.

(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) Represents OTTI reported as a component of Other comprehensive income (loss).

(4) Amount excludes $137 of net unrealized gains on impaired available-for-sale securities.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2019, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 607	$ 615
After one year through five years	3,564	3,728
After five years through ten years	5,672	6,108
After ten years	7,955	9,225
Mortgage-backed securities	6,066	6,310
Other asset-backed securities	1,472	1,474
Fixed maturities, including securities pledged	$ 25,336	$ 27,460

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2019 and 2018, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Capital Gains	Capital Losses	Fair Value
December 31, 2019
Communications	$ 1,002	$ 156	$ —	$ 1,158
Financial	2,650	302	—	2,952
Industrial and other companies	7,053	667	11	7,709
Energy	1,675	185	18	1,842
Utilities	2,913	294	1	3,206
Transportation	856	78	2	932
Total	$ 16,149	$ 1,682	$ 32	$ 17,799

December 31, 2018
Communications	$ 1,139	$ 55	$ 21	$ 1,173
Financial	2,707	101	47	2,761
Industrial and other companies	7,604	152	214	7,542
Energy	1,884	55	81	1,858
Utilities	2,974	80	74	2,980
Transportation	729	14	17	726
Total	$ 17,037	$ 457	$ 454	$ 17,040

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2019 and 2018, approximately 48.4% and 52.5%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2019 and 2018, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Securities Lending

As of December 31, 2019 and 2018, the fair value of loaned securities was $715 and $759, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2019 and 2018, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $650 and $719, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2019 and 2018, liabilities to return collateral of $650 and $719, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2019 and 2018, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $91 and $67, respectively.

The following table presents borrowings under securities lending transactions by asset class pledged for the dates indicated:

	December 31, 2019(1)(2)	December 31, 2018(1)(2)
U.S. Treasuries	$ 109	$ 92
U.S. corporate public securities	447	523
Foreign corporate public securities and foreign governments	185	170
Equity Securities	—	1
Payables under securities loan agreements	$ 741	$ 786

(1) As of December 31, 2019 and December 31, 2018, borrowings under securities lending transactions include cash collateral of $650 and $719, respectively. (2) As of December 31, 2019 and December 31, 2018, borrowings under securities lending transactions include non-cash collateral of $91 and $67, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the investments in VIEs was $738 and $583 as of December 31, 2019 and 2018, respectively; these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2019:

			More Than Twelve
	Twelve Months or Less		Months Below
	Below Amortized Cost		Amortized Cost			Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses
U.S. Treasuries	$ 68	$ 3 $	12	$ — * $	80	$ 3
U.S. Government, agencies
and authorities	18	— *	—	—	18	— *
State, municipalities and
political subdivisions	21	— *	—	—	21	— *
U.S. corporate public
securities	97	3	131	10	228	13
U.S. corporate private
securities	75	— *	134	16	209	16
Foreign corporate public
securities and foreign
governments	6	— *	53	3	59	3
Foreign corporate private
securities	21	— *	56	1	77	1
Residential mortgage-
backed	535	6	139	5	674	11
Commercial mortgage-
backed	331	3	18	— *	349	3
Other asset-backed	217	2	500	11	717	13
Total	$ 1,389	$ 17 $	1,043	$ 46 $	2,432	$ 63
Total number of securities in
an unrealized loss position		289		278		567
*Less than $1.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2018:

			More Than Twelve
	Twelve Months or Less		Months Below
	Below Amortized Cost		Amortized Cost			Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses
U.S. Treasuries	$ —	$ —	$ 15	$ —	$ 15	$ — *
State, municipalities and
political subdivisions	191	3	88	5	279	8
U.S. corporate public
securities	3,060	131	535	50	3,595	181
U.S. corporate private
securities	1,502	40	579	66	2,081	106
Foreign corporate public
securities and foreign
governments	1,159	54	169	26	1,328	80
Foreign corporate private
securities	1,504	77	221	20	1,725	97
Residential mortgage-
backed	560	11	412	21	972	32
Commercial mortgage-
backed	865	16	312	12	1,177	28
Other asset-backed	892	27	61	1	953	28
Total	$ 9,733	$ 359	$ 2,392	$ 201	$ 12,125	$ 560
Total number of securities in
an unrealized loss position		1,894		550		2,444
*Less than $1.

Based on the Company's quarterly evaluation of its securities in a unrealized loss position, described below, the Company concluded that these securities were not other-than-temporarily impaired as of December 31, 2019. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.

On a quarterly basis, the Company evaluates its available-for-sale investment portfolio to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. All available-for-sale securities with fair values less than amortized cost are included in the Company’s evaluation. Generally, for non-structured securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same consideration utilized in its overall impairment evaluation process, which incorporates available information and the Company’s best estimate of scenario based outcomes regarding the specific security and issuer. The Company also considers quality and amount of any credit enhancement; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions. For structured securities, such as non-agency RMBS, CMBS, and ABS, the Company evaluates other-than-temporary impairments based on actual and projected cash flows, after considering the quality and updated loan-to-value ratios, reflecting current home prices of the underlying collateral, forecasted loss severity, the payment priority in the tranche and any credit enhancement within the structure. In assessing credit impairment, the Company performs discounted cash flow analysis comparing the current amortized cost of a security to the present value of the expected future cash flows, including estimated defaults, and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to the impairment.

See the Business, Basis of Presentation and Significant Accounting Policies Note for the policy used to evaluate whether the investments are other-than-temporarily impaired.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Gross unrealized capital losses on fixed maturities, including securities pledged, decreased $497 from $560 to $63 for the year ended December 31, 2019. The decrease in gross unrealized capital losses was primarily due to declining interest rates and tightening credit spreads.

At December 31, 2019, $7 of the total $63 of gross unrealized losses were from 5 available-for-sale fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for 12 months or greater.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following table identifies the Company's impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

			Year Ended December 31,
	2019		2018		2017
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
State municipalities, and
political subdivisions	$ — *	6	$ —	—	$ —	—
U.S. corporate public securities	11	25	6	2	— *	3
U.S. corporate private
securities	1	16	—	—	—	—
Foreign corporate public
securities and foreign
governments(1)	3	15	2	3	2	3
Foreign corporate private
securities(1)	18	11	9	1	9	2
Residential mortgage-backed	4	71	3	58	1	17
Commercial mortgage-backed	— *	18	— *	1	— *	1
Other asset-backed	3	73	— *	1	—	—
Total	$ 40	235	$ 20	66	$ 12	26
Credit Impairments	$ 20		$ 14		$ 12
Intent Impairments	$ 20		$ 6		$ —
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table presents the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2019	2018	2017
Balance at January 1	$ 5	$ 16	$ 9
Additional credit impairments:
On securities not previously impaired	—	—	9
On securities previously impaired	—	1	—
Reductions:
Securities intent impaired	—	12	—
Increase in cash flows	—	—	—
Securities sold, matured, prepaid or paid down	1	—	2
Balance at December 31	$ 4	$ 5	$ 16

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2019, the Company had one new commercial mortgage loan troubled debt restructuring with a pre-modification carrying value of $2 and post-modification carrying value of $1. For year ended December 31, 2019, the Company had one new private placement troubled debt restructuring with a pre-modification cost basis of $74 and post-modification carrying value of $38. As of December 31, 2018, the Company did not have any new commercial mortgage loan troubled debt restructuring and had no private placement troubled debt restructuring.

As of December 31, 2019 and 2018, the Company did not have any private placements modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2019, the company had one commercial mortgage loan modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2018, the Company did not have any commercial mortgage loans modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2019			December 31, 2018
		Non			Non
	Impaired	Impaired	Total	Impaired	Impaired	Total
Commercial mortgage loans	$ 4	$ 4,660	$ 4,664	$ 4	$ 4,915	$ 4,919
Collective valuation allowance for losses	—	—	—	N/A	(1)	(1)
Total net commercial mortgage loans	$ 4	$ 4,660	$ 4,664	$ 4	$ 4,914	$ 4,918
N/A - Not Applicable

There were two impairments taken of $3 on the mortgage loan portfolio for the year ended December 31, 2019. There were no impairments taken on the mortgage loan portfolio for the year ended December 31, 2018.

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2019	December 31, 2018
Collective valuation allowance for losses, balance at January 1	$ 1	$ 1
Addition to (reduction of) allowance for losses	(1)	—
Collective valuation allowance for losses, end of period	$ —	$ 1

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2019	December 31, 2018
Impaired loans without allowances for losses	$ 4	$ 4
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$ 4	$ 4
Unpaid principal balance of impaired loans	$ 5	$ 5

As of December 31, 2019 and 2018, the Company did not have any impaired loans with allowances for losses.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended.

As of December 31, 2019 and 2018, the Company had no loan greater than 60 days in arrears and there were no mortgage loans in the Company's portfolio in process of foreclosure. The Company foreclosed on two loans during the year ended December 31, 2019 with a carrying value of $6.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

		Year Ended December 31,
	2019		2018	2017
Impaired loans, average investment during the period (amortized cost)(1)	$ 9 $		4 $		4
Interest income recognized on impaired loans, on an accrual basis(1)		1	—		—
Interest income recognized on impaired loans, on a cash basis(1)		1	—		—
Interest income recognized on troubled debt restructured loans, on an
accrual basis		—	—		—
(1) Includes amounts for Troubled debt restructured loans.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the LTV and DSC ratios as of the dates indicated:
			Recorded Investment
			Debt Service Coverage Ratios
					Commercial
					mortgage
					loans secured
					by land or
		>1.25x -	>1.0x -		construction		% of
	> 1.5x	1.5x	1.25x	< 1.0x	loans	Total	Total
December 31, 2019 (1)

Loan-to-Value Ratios:
0% - 50%	$ 359 $	12 $	9 $	—	$ —	$ 380	8.1%
>50% - 60%	1,090	45	10	28	—	1,173	25.2%
>60% - 70%	1,774	432	253	93	—	2,552	54.7%
>70% - 80%	282	84	74	69	—	509	10.9%
>80% and above	30	14	—	6	—	50	1.1%
Total	$ 3,535 $	587 $	346 $	196	$ —	$ 4,664	100.0%

(1) Balances do not include collective valuation allowance for losses.
			Recorded Investment
			Debt Service Coverage Ratios
					Commercial
					mortgage
					loans secured
					by land or
		>1.25x -	>1.0x -		construction		% of
	> 1.5x	1.5x	1.25x	< 1.0x	loans	Total	Total
December 31, 2018 (1)

Loan-to-Value Ratios:
0% - 50%	$ 284 $	24 $	23 $	—	$ —	$ 331	6.7%
>50% - 60%	1,133	40	11	—	—	1,184	24.1%
>60% - 70%	2,070	328	503	34	26	2,961	60.2%
>70% - 80%	213	87	66	19	4	389	7.9%
>80% and above	18	5	10	—	21	54	1.1%
Total	$ 3,718 $	484 $	613 $	53	$ 51	$ 4,919	100.0%
(1) Balances do not include collective valuation allowance for losses.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2019		December 31, 2018
	Gross	% of	Gross	% of
	Carrying Value	Total	Carrying Value	Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$ 944	20.2%	$ 994	20.2%
South Atlantic	966	20.7%	1,011	20.5%
Middle Atlantic	1,019	21.9%	1,039	21.2%
West South Central	537	11.5%	566	11.5%
Mountain	442	9.5%	458	9.3%
East North Central	383	8.2%	465	9.5%
New England	84	1.8%	75	1.5%
West North Central	212	4.5%	258	5.2%
East South Central	77	1.7%	53	1.1%
Total Commercial mortgage loans	$ 4,664	100.0%	$ 4,919	100.0%

	December 31, 2019		December 31, 2018
	Gross	% of	Gross	% of
	Carrying Value	Total	Carrying Value	Total
Commercial Mortgage Loans by Property Type:
Retail	$ 1,198	25.7%	$ 1,335	27.2%
Industrial	1,216	26.2%	1,323	26.9%
Apartments	1,185	25.4%	1,104	22.4%
Office	697	14.9%	791	16.1%
Hotel/Motel	127	2.7%	111	2.3%
Mixed Use	44	0.9%	46	0.9%
Other	197	4.2%	209	4.2%
Total Commercial mortgage loans	$ 4,664	100.0%	$ 4,919	100.0%

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Investment Income

The following table summarizes Net investment income for the periods indicated:
	Year Ended December 31,
2019		2018	2017
Fixed maturities	$ 1,432	$ 1,363	$ 1,302
Equity securities	6	5	4
Mortgage loans on real estate	224	220	211
Policy loans	7	9	10
Short-term investments and cash equivalents	3	3	1
Other	91	95	60
Gross investment income	1,763	1,695	1,588
Less: investment expenses	74	72	68
Net investment income	$ 1,689	$ 1,623	$ 1,520

As of December 31, 2019 and 2018, the Company had $0 and $1, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Net realized capital gains (losses) also include changes in fair value of equity securities.The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

Net realized capital gains (losses) were as follows for the periods indicated:
		Year Ended December 31,
	2019	2018	2017
Fixed maturities, available-for-sale, including securities pledged	$ 11	$ (69)	$ (29)
Fixed maturities, at fair value option	(47)	(227)	(226)
Equity securities	(16)	(4)	—
Derivatives	(82)	(36)	9
Embedded derivatives - fixed maturities	2	(4)	(5)
Guaranteed benefit derivatives	(11)	94	55
Other investments	(1)	4	(4)
Net realized capital gains (losses)	$ (144)	$ (242)	$ (200)

For the years ended December 31, 2019 and 2018, the change in fair value of equity securities still held as of December 31, 2019 and 2018 was $(16) and $(4), respectively.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities, available-for-sale, and equity securities and the related gross realized gains and losses, before tax were as follows for the periods indicated:

		Year Ended December 31,
	2019		2018	2017
Proceeds on sales	$ 2,418		$ 2,498	$ 2,916
Gross gains		30	14		30
Gross losses		25	50		39

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

3. Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses equity options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/ spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2019			December 31, 2018
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value

accounting Derivatives:(1) Qualifying for hedge
Cash flow hedges:
Interest rate contracts	$ 23	$ —	$ —	$ 35	$ —	$ —
Foreign exchange contracts	652	10	18	620	10	20
Derivatives: Non-qualifying for
hedge accounting(1)
Interest rate contracts	18,640	210	261	19,280	117	76
Foreign exchange contracts	54	—	1	12	—	—
Equity contracts	63	4	3	98	1	1
Credit contracts	182	—	2	201	—	2
Embedded derivatives and Managed
custody guarantees:
Within fixed maturity investments	N/A	11	—	N/A	9	—
Within products	N/A	—	33	N/A	—	15
Within reinsurance agreements	N/A	—	23	N/A	—	(80)
Total		$ 235	$ 341		$ 137	$ 34

(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2019 and 2018. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts are presented in the tables below as of the dates indicated:

		December 31, 2019
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$ 182	$ —	$ 2
Equity contracts	63	4	3
Foreign exchange contracts	706	10	19
Interest rate contracts	17,621	210	261
		224	285
Counterparty netting(1)		(217)	(217)
Cash collateral netting(1)		(6)	(58)
Securities collateral netting(1)		—	(5)
Net receivables/payables		$ 1	$ 5

(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

		December 31, 2018
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$ 201	$ —	$ 2
Equity contracts	98	1	1
Foreign exchange contracts	632	10	20
Interest rate contracts	17,478	117	76
		128	99
Counterparty netting(1)		(88)	(88)
Cash collateral netting(1)		(37)	(2)
Securities collateral netting(1)		—	(9)
Net receivables/payables		$ 3	$ —

(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2019, the Company held $7 and delivered $55 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2018, the Company held $17 and $21 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2019, the Company delivered $113 of securities and held no securities as collateral. As of December 31, 2018, the Company delivered $123 of securities and held no securities as collateral.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives qualifying for hedge accounting on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income are as follows for the period indicated:

Foreign Exchange
	Interest Rate Contracts	Contracts
Derivatives: Qualifying for hedge accounting
Location of Gain or (Loss) Reclassified from Accumulated Other
Comprehensive Income into Income	Net Investment Income	Net Investment Income
Year Ended December 31, 2019
Amount of Gain or (Loss) Recognized in Other Comprehensive
Income	$ 2	$ —
Amount of Gain or (Loss) Reclassified from Accumulated Other
Comprehensive Income	—	10

The location and amount of gain (loss) recognized in the Consolidated Statements of Operations for derivatives qualifying for hedge accounting are as follows for the period indicated:

	Year Ended December 31,
	2019
		Other net
		realized
	Net	capital
	Investment	gains/
	Income	(losses)
Total amounts of line items presented in the statement of operations in which the effects
of cash flow hedges are recorded	$ 1,689 $	(101)
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Foreign exchange contracts:
Gain (loss) reclassified from accumulated other comprehensive income into income	10	—

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives not designated as hedging instruments on the Consolidated Statements of Operations are as follows for the periods indicated:

	Location of Gain or (Loss)	Year Ended December 31,
	Recognized in Income on Derivative	2019	2018	2017
Derivatives: Non-qualifying for
hedge accounting
Interest rate contracts	Other net realized capital gains (losses)	$ (85) $	(44)	$ (7)
Foreign exchange contracts	Other net realized capital gains (losses)	1	1	(3)
Equity contracts	Other net realized capital gains (losses)	1	—	1
Credit contracts	Other net realized capital gains (losses)	1	(1)	5
Embedded derivatives and
Managed custody guarantees:
Within fixed maturity investments	Other net realized capital gains (losses)	2	(4)	(5)
Within products	Other net realized capital gains (losses)	(11)	94	55
Within reinsurance agreements	Policyholder benefits	(102)	58	(22)
Total		$ (193) $	104	$ 24

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

4. Fair Value Measurements

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 536	$ 155	$ —	$ 691
U.S. Government agencies and authorities	—	19	—	19
State, municipalities and political subdivisions	—	815	—	815
U.S. corporate public securities	—	7,984	47	8,031
U.S. corporate private securities	—	3,064	1,002	4,066
Foreign corporate public securities and foreign
governments(1)	—	2,679	—	2,679
Foreign corporate private securities (1)	—	3,185	190	3,375
Residential mortgage-backed securities	—	3,794	16	3,810
Commercial mortgage-backed securities	—	2,500	—	2,500
Other asset-backed securities	—	1,426	48	1,474
Total fixed maturities, including securities pledged	536	25,621	1,303	27,460
Equity securities	17	—	63	80
Derivatives:
Interest rate contracts	1	209	—	210
Foreign exchange contracts	—	10	—	10
Equity contracts	—	4	—	4
Cash and cash equivalents, short-term investments and short-
term investments under securities loan agreements	1,429	—	—	1,429
Assets held in separate accounts	72,448	6,150	115	78,713
Total assets	$ 74,431	$ 31,994	$ 1,481	$ 107,906
Percentage of Level to total	69%	30%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$ —	$ —	$ 11	$ 11
Stabilizer and MCGs	—	—	22	22
Other derivatives:
Interest rate contracts	—	261	—	261
Foreign exchange contracts	—	19	—	19
Equity contracts	—	3	—	3
Credit contracts	—	2	—	2
Embedded derivative on reinsurance	—	23	—	23
Total liabilities	$ —	$ 308	$ 33	$ 341
(1) Primarily U.S. dollar denominated.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 679	$ 59	$ —	$ 738
U.S. Government agencies and authorities	—	—	—	—
State, municipalities and political subdivisions	—	764	—	764
U.S. corporate public securities	—	7,987	28	8,015
U.S. corporate private securities	—	2,882	771	3,653
Foreign corporate public securities and foreign
governments(1)	—	2,540	—	2,540
Foreign corporate private securities (1)	—	3,051	124	3,175
Residential mortgage-backed securities	—	3,026	10	3,036
Commercial mortgage-backed securities	—	1,893	12	1,905
Other asset-backed securities	—	1,114	94	1,208
Total fixed maturities, including securities pledged	679	23,316	1,039	25,034
Equity securities, available-for-sale	7	—	50	57
Derivatives:
Interest rate contracts	—	117	—	117
Foreign exchange contracts	—	10	—	10
Equity contracts	—	1	—	1
Cash and cash equivalents, short-term investments and short-
term investments under securities loan agreements	1,207	—	—	1,207
Assets held in separate accounts	61,457	5,805	61	67,323
Total assets	$ 63,350	$ 29,249	$ 1,150	$ 93,749
Percentage of Level to total	68%	31%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$ —	$ —	$ 11	$ 11
Stabilizer and MCGs	—	—	4	4
Other derivatives:
Interest rate contracts	—	76	—	76
Foreign exchange contracts	—	20	—	20
Equity contracts	—	1	—	1
Credit contracts	—	2	—	2
Embedded derivative on reinsurance	—	(80)	—	(80)
Total liabilities	$ —	$ 19	$ 15	$ 34
(1) Primarily U.S. dollar denominated.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation approaches and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Level 2 and Level 3 equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. The fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2019 and 2018. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third-party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

					Year Ended December 31, 2019
		Total
		Realized/
		Unrealized									Change in
		Gains (Losses)									Unrealized
	Fair	Included in:								Fair Value	Gains
	Value							Transfers	Transfers	as of	(Losses)
	as of	Net						into	out of	December	Included in
	January 1 Income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(3)	Level 3(3)	31	Earnings(4)
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$ 28	$ —	$ 3	$ —	$ — $	—	$ (7)	$ 23	$ —	$ 47	$ —
U.S. Corporate private securities	771	(1)	62	246	—	(14)	(61)	8	(9)	1,002	(1)
Foreign corporate private securities(1)	124	(17)	31	108	—	(56)	—	—	—	190	1
Residential mortgage-backed securities	10	(3)	—	9	—	—	—	—	—	16	(4)
Commercial mortgage-backed securities	12	—	—	—	—	—	—	—	(12)	—	—
Other asset-backed securities	94	—	—	—	—	—	(2)	—	(44)	48	—
Total fixed maturities, including securities pledged	1,039	(21)	96	363	—	(70)	(70)	31	(65)	1,303	(4)
Equity securities	50	(16)	—	29	—	—	—	—	—	63	(16)
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(4)	(16)	—	—	(2)	—	—	—	—	(22)	—
FIA(2)	(11)	5	—	—	(5)	—	—	—	—	(11)	—
Assets held in separate accounts(5)	61	4	—	79	—	(2)	—	3	(30)	115	—

(1) Primarily U.S. dollar denominated.

(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.

(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

					Year Ended December 31, 2018
		Total
		Realized/									Change in
		Unrealized									Unrealized
	Fair	Gains (Losses)								Fair Value	Gains
	Value	Included in:						Transfers	Transfers	as of	(Losses)
	as of	Net						into	out of	December	Included in
	January 1 Income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(3)	Level 3(3)	31	Earnings(4)
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$ 26	$ —	$ —	$ 22	$ — $	(5)	$ —	$ —	$ (15)	$ 28	$ —
U.S. Corporate private securities	642	—	(31)	184	—	(4)	(32)	20	(8)	771	—
Foreign corporate private securities(1)	92	(9)	14	93	—	(56)	(10)	—	—	124	(9)
Residential mortgage-backed securities	21	(5)	—	41	—	(40)	—	—	(7)	10	(5)
Commercial mortgage-backed securities	7	—	—	13	—	—	(1)	—	(7)	12	—
Other asset-backed securities	43	—	(2)	56	—	—	(4)	22	(21)	94	—
Total fixed maturities, including securities pledged	831	(14)	(19)	409	—	(105)	(47)	42	(58)	1,039	(14)
Equity securities, available-for-sale	50	(4)	—	4	—	—	—	—	—	50	(4)
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(97)	96	—	—	(3)	—	—	—	—	(4)	—
FIA(2)	(20)	(2)	—	—	2	—	9	—	—	(11)	—
Assets held in separate accounts(5)	11	—	—	67	—	(6)	—	—	(11)	61	—
(1) Primarily U.S. dollar denominated.

(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.

(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2019 and 2018, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2019		December 31, 2018
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, including securities pledged	$ 27,460	$ 27,460	$ 25,034	$ 25,034
Equity securities	80	80	57	57
Mortgage loans on real estate	4,664	4,912	4,918	4,983
Policy loans	205	205	210	210
Cash and cash equivalents, short-term investments and
short-term investments under securities loan agreements	1,429	1,429	1,207	1,207
Derivatives	224	224	128	128
Short-term loan to affiliate	69	69	—	—
Other investments	43	43	40	40
Assets held in separate accounts	78,713	78,713	67,323	67,323
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and
deferred annuities(1)	26,337	32,697	26,068	29,108
Funding agreements with fixed maturities	877	876	658	652
Supplementary contracts, immediate annuities and
other	312	384	333	354
Deposit liabilities	76	152	77	122
Derivatives:
Guaranteed benefit derivatives:
FIA	11	11	11	11
Stabilizer and MCGs	22	22	4	4
Other derivatives	285	285	99	99
Short-term debt(2)	1	1	1	1
Long-term debt(2)	4	4	4	4
Embedded derivatives on reinsurance	23	23	(80)	(80)

(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.

(2)	Included in Other Liabilities on the Consolidated Balance Sheets.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Short-term loan to affiliate	Level 2
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Deposit liabilities	Level 3
Short-term debt and Long-term debt	Level 2

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

5.	Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:
		DAC	VOBA		Total
Balance at January 1, 2017		$ 477	$ 537	$ 1,014
	Deferrals of commissions and expenses	75	5		80
	Amortization:
	Amortization, excluding unlocking	(76)	(83)		(159)
	Unlocking (1)	(61)	(93)		(154)
	Interest accrued	37	43	(2)	80
	Net amortization included in the Consolidated Statements of Operations	(100)	(133)		(233)
	Change in unrealized capital gains/losses on available-for-sale securities	(67)	(42)		(109)
Balance as of December 31, 2017		385	367		752
	Deferrals of commissions and expenses	55	6		61
	Amortization:
	Amortization, excluding unlocking	(75)	(72)		(147)
	Unlocking (1)	(26)	13		(13)
	Interest accrued	35	39	(2)	74
	Net amortization included in the Consolidated Statements of Operations	(66)	(20)		(86)
	Change in unrealized capital gains/losses on available-for-sale securities	162	198		360
Balance as of December 31, 2018		536	551		1,087
	Deferrals of commissions and expenses	43	6		49
	Amortization:
	Amortization, excluding unlocking	(72)	(66)		(138)
	Unlocking (1)	2	(2)		—
	Interest accrued	35	38	(2)	73
	Net amortization included in the Consolidated Statements of Operations	(35)	(30)		(65)
	Change in unrealized capital gains/losses on available-for-sale securities	(256)	(222)		(478)
Balance as of December 31, 2019		$ 288	$ 305	$ 593

(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which typically occurs in the third quarter; and retrospective and prospective unlocking. Additionally, the 2018 amounts include unfavorable unlocking of DAC and VOBA of $25 and $26 respectively, associated with an update to assumptions related to customer consents of changes to guaranteed minimum interest rate provisions. The 2017 amounts include unfavorable unlocking for DAC and VOBA of $80 and $140, respectively, associated with consent acceptances received from customers and expected future acceptances of customer consents to changes related to guaranteed minimum interest rate provisions of certain retirement plan contracts with fixed investment options.

(2) Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2019, 2018 and 2017.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year		Amount
2020		$ 18
2021			16
2022			14
2023			14
2024			14

6.	Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2019 and 2018, the account value for the separate account contracts with guaranteed minimum benefits was $40.0 billion and $37.9 billion, respectively. The additional liability recognized related to minimum guarantees as of December 31, 2019 and 2018 was $26 and $11, respectively.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2019 and 2018 was $8.2 billion and $8.6 billion, respectively.

7. Reinsurance

As of December 31, 2019, the Company has reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2019, the Company had an agreement with one of its affiliates, Security Life of Denver International ("SLDI"), which is accounted for under the deposit method of accounting. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2019 and 2018, the Company had $1.3 billion and $1.4 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

December 31,
	2019	2018
Reserves ceded and claims recoverable	$ 1,304	$ 1,409
Premiums receivable, net	—	—
Total	$ 1,304	$ 1,409

For the years ended December 31, 2019, 2018 and 2017, premiums, net of reinsurance were $31, $41 and $48, respectively.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

8. Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2019, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $396, of which $270 was paid on April 18, 2019 and $126 was paid on May 28, 2019. During the year ended December 31, 2018, VRIAC paid an ordinary dividend in the amount of $126 to its Parent.

On March 27, 2019, VFP paid a $20 dividend to VRIAC, its parent; on June 26, 2019, VFP paid a $20 dividend to VRIAC; on September 27, 2019, VFP paid a $20dividend to VRIAC; and on December 18, 2019, VFP paid a $20 dividend to VRIAC. During the year ended December 31, 2018, VFP paid dividends of $90 to VRIAC.

On May 25, 2018, DSL, which was a subsidiary of VRIAC at the time, paid a $49 dividend to its then parent, VRIAC.

During the years ended December 31, 2019 and 2018, the Company received capital contributions of $57 and $55 from its Parent, respectively.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income was $325, $377 and $195, for the years ended December 31, 2019, 2018 and 2017, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2019 and 2018.

	Voya Retirement Insurance and Annuity Company and Subsidiaries
	(A wholly owned subsidiary of Voya Holdings Inc.)
	Notes to the Consolidated Financial Statements
	(Dollar amounts in millions, unless otherwise stated)

9.	Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.
			December 31,
		2019	2018	2017
	Fixed maturities, net of OTTI	$ 2,113	$ 127	$ 1,451
	Equity securities	—	—	15
	Derivatives	117	140	124
	DAC/VOBA and Sales inducements adjustments on available-for-sale
	securities	(551)	(73)	(433)
	Premium deficiency reserve adjustment	(211)	(51)	(115)
	Other	—	—	5
	Unrealized capital gains (losses), before tax	1,468	143	1,047
	Deferred income tax asset (liability)	(180)	(39)	(234)
	Unrealized capital gains (losses), after tax	1,288	104	813
	Pension and other postretirement benefits liability, net of tax	4	4	5
	AOCI	$ 1,292	$ 108	$ 818

(1) Gains and losses reported in Accumulated Other Comprehensive Income (AOCI) from hedge transactions that resulted in the acquisition of an identified asset are reclassified into earnings in the same period or periods during which the asset acquired affects earnings. As of December 31, 2019, the portion of the AOCI that is expected to be reclassified into earnings within the next twelve months is $23.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2019
	Before-Tax		After-Tax
	Amount	Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ 1,995	$ (419)	$ 1,576
Other	—	—	—
OTTI	1	—	1
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	(11)	2	(9)
DAC/VOBA and Sales inducements	(479) (1)	100	(379)
Premium deficiency reserve adjustment	(160)	33	(127)
Change in unrealized gains/losses on available-for-sale
securities	1,346	(284)	1,062

Derivatives:
Derivatives	1 (2)	—	1
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated
Statements of Operations	(23)	5	(18)
Change in unrealized gains/losses on derivatives	(22)	5	(17)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(1) (3)	3	2
Change in pension and other postretirement benefits liability	(1)	3	2
Change in Other comprehensive income (loss)	$ 1,323	$ (276)	$ 1,047

(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information. (2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2018
	Before-Tax			After-Tax
	Amount		Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ (1,401)		$ 299 (4)	$ (1,102)
Other	(5)		1	(4)
OTTI	8		(2)	6
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	69		(14)	55
DAC/VOBA and Sales inducements	360	(1)	(76)	284
Premium deficiency reserve adjustment	64		(13)	51
Change in unrealized gains/losses on available-for-sale
securities	(905)		195	(710)

Derivatives:
Derivatives	40	(2)	(8)	32
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated
Statements of Operations	(24)		5	(19)
Change in unrealized gains/losses on derivatives	16		(3)	13

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(1) (3)		—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Other comprehensive income (loss)	$ (890)		$ 192	$ (698)

(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information. (2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

(4) Amount includes $9 valuation allowance. See the Income Taxes Note these Consolidated Financial Statements for additional information.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2017
	Before-Tax		After-Tax
	Amount	Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ 564	$ (190)	$ 374
Other	5	(2)	3
OTTI	(4)	1	(3)
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	29	(10)	19
DAC/VOBA and Sales inducements	(109) (1)	42	(67)
Premium deficiency reserve adjustment	(25)	9	(16)
Change in unrealized gains/losses on available-for-sale
securities	460	(150)	310

Derivatives:
Derivatives	(53) (2)	19	(34)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated
Statements of Operations	(24)	8	(16)
Change in unrealized gains/losses on derivatives	(77)	27	(50)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(2) (3)	1	(1)
Change in pension and other postretirement benefits liability	(2)	1	(1)
Change in Other comprehensive income (loss)	$ 381	$ (122)	$ 259

(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information. (2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

Voya Retirement Insurance and Annuity Company and Subsidiaries
	(A wholly owned subsidiary of Voya Holdings Inc.)
	Notes to the Consolidated Financial Statements
	(Dollar amounts in millions, unless otherwise stated)

10.	Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:
		Year Ended December 31,
		2019	2018	2017
	Current tax expense (benefit):
	Federal	$ 9 $	3 $		(6)
	Total current tax expense (benefit)	9	3		(6)
	Deferred tax expense (benefit):
	Federal	23	58		(95)
	Total deferred tax expense (benefit)	23	58		(95)
	Total income tax expense (benefit)	$ 32 $	61 $		(101)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2019	2018	2017
Income (loss) before income taxes	$ 332	$ 506	$ 14
Tax rate	21.0%	21.0%	35.0%
Income tax expense (benefit) at federal statutory rate	70	106	5
Tax effect of:
Dividends received deduction	(35)	(49)	(36)
Valuation allowance	—	9	(5)
Tax Attribute	(4)	—	5
Effect of Tax Reform	—	—	(71)
Other	1	(5)	1
Income tax expense (benefit)	$ 32	$ 61	$ (101)
Effective tax rate	9.6%	12.1%	(721.4)%

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act ("Tax Reform"). Tax Reform made broad changes to U.S. federal tax law, including, but not limited to (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) changing the computations of the dividends received deduction, tax reserves, and deferred acquisition costs; (3) eliminating the net operating loss (“NOL”) carryback and limiting the NOL carryforward deduction to 80% of taxable income for losses arising in taxable years beginning after December 31, 2017; and (4) changing how alternative minimum tax (AMT) credits can be realized. Tax Reform eliminated the corporate AMT and allows the AMT credit carryforward to be refunded over the next 4 years. Any refundable corporate AMT credit is not subject to the sequestration requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2019	2018
Deferred tax assets
Insurance reserves	$ 107	$ 74
Investments	23	79
Compensation and benefits	57	58
Other assets	34	34
Total gross assets	221	245

Deferred tax liabilities
Net unrealized investment (gains) losses	(424)	(45)
Deferred policy acquisition costs	(101)	(205)
Total gross liabilities	(525)	(250)
Net deferred income tax asset (liability)	$ (304)	$ (5)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2019 and 2018, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2019 and 2018 of $128 in continuing operations, offset by a corresponding benefit in Other comprehensive income.

For the year ended December 31, 2019, the application of the intra-period tax allocation rules to capital deferred assets did not result in changes to the valuation allowance within continuing operations or Other comprehensive income. For the year ended December 31, 2018, the application of the intra-period tax allocation rules to capital deferred assets resulted in an increase of $9 in the valuation allowance within continuing operations, offset by a benefit of $9 within Other comprehensive income.

For the year ended December 31, 2017, the decrease in the valuation allowance was $5, all of which was allocated to continuing operations.

Tax Sharing Agreement

As of December 31, 2019 and 2018, the Company had a receivable from Voya Financial of $9 and $32, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2019 and December 31, 2018.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2019 and December 31, 2018.

Tax Regulatory Matters

For the tax years 2017 through 2020, Voya Financial, Inc. participates in the IRS Compliance Assurance Process (CAP), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya Financial, Inc. for the periods ended December 31, 2017 and December 31, 2018. For the periods ended December 31, 2019 and December 31, 2020, the IRS has determined that Voya Financial, Inc. would be in the Compliance Maintenance Bridge (Bridge) phase of CAP. In the Bridge phase, the IRS does not intend to conduct any review or provide any letters of assurance for the tax year.

11. Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $11, $11 and $12 for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $15, $15 and $16, for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs. Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
otes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2019 and 2018:

                                                                       Year Ended December 31,

	2019	2018
Change in benefit obligation:
Benefit obligation, January 1	$ 80	$ 88
Interest cost	3	3
Benefits paid	(5)	(7)
Actuarial (gains) losses on obligation	4	(4)
Benefit obligation, December 31	$ 82	$ 80

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2019 and 2018:

December 31,
	2019	2018
Accrued benefit cost	$ (82)	$ (80)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	—	—
Net amount recognized	$ (82)	$ (80)

Assumptions

The discount rate used in the measurement of the December 31, 2019 and 2018 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2019		2018
Discount rate		3.36%		4.46%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2019	2018		2017
Discount rate	4.46%		3.85%		4.55%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
Interest cost	$ 3	$ 3	$ 4
Amortization of prior service cost (credit)	—	(1)	(1)
Net (gain) loss recognition	4	(4)	1
Net periodic (benefit) cost	$ 7	$ (2)	$ 4

Cash Flows

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2020	$ 6
2021	6
2022	6
2023	6
2024	5
2025-2029	25

In 2020, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013, 2014 and 2019 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $31, $29 and $30 for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company recognized tax benefits of $7, $6 and $11 for the years ended 2019, 2018 and 2017, respectively.

All excess tax benefits and tax deficiencies related to share-based compensation are reported in net income.

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

  The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.

  The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

  The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

  Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRAcontribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

  The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2019, 2018, and 2017.

12. Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting on behalf of the Department of Economic and Community Development ("DECD") loaned VRIAC $10 (the "DECD Loan") in connection with the development of a corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). As of December 31, 2019 and 2018, the amount of the loan outstanding was $4, which is reflected in Other liabilities on the Consolidated Balance Sheets.

In August 2017, the loan agreement between VRIAC and DECD was amended and $5 in cash was transferred into the cash deposit account as cash collateral. VRIAC's monthly payments of principal and interest are processed out of the cash deposit account.

13. Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2019, 2018 and 2017, rent expense for leases was $5, $5 and $5, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2019 the Company had off-balance sheet commitments to acquire mortgage loans of $94 and purchase limited partnerships and private placement investments of $502.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2019	2018
Fixed maturity collateral pledged to FHLB(1)	$ 1,087	$ 771
FHLB restricted stock(2)	44	40
Other fixed maturities-state deposits	14	13
Cash and cash equivalents	5	5
Securities pledged(3)	828	882
Total restricted assets	$ 1,978	$ 1,711

(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance sheets. (2) Included in Other investments on the Consolidated Balance sheets.

(3) Includes the fair value of loaned securities of $715 and $759 as of December 31, 2019 and 2018, respectively. In addition, as of December 31, 2019 and 2018, the Company delivered securities as collateral of $113 and $123, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2019, the Company had $877 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2019, assets with a market value of approximately $1,087 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Goetz v. Voya Financial and Voya Retirement Insurance and Annuity Company (USDC District of Delaware, No. 1:17-cv-1289) (filed September 8, 2017), a putative class action in which plaintiff, a participant in a 401(k) plan, seeks to represent other participants in the plan as well as a class of similarly situated plans that “contract with [Voya] for recordkeeping and other services.” Plaintiff alleges that “Voya” breached its fiduciary duty to the plan and other plan participants by charging unreasonable and excessive recordkeeping fees, and that “Voya” distributed materially false and misleading 404a-5 administrative and fund fee disclosures to conceal its excessive fees. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

Finally, industry wide, life insurers continue to be exposed to class action litigation related to the cost of insurance rates and periodic deductions from cash value. Common allegations include that insurance companies have breached the terms of their universal life insurance policies by establishing or increasing the cost of insurance rates using cost factors not permitted by the contract, thereby unjustly enriching themselves. This litigation is generally known as cost of insurance litigation.

14. Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

  Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2019, 2018 and 2017, expenses were incurred in the amounts of $68, $65 and $64, respectively.

  Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2019, 2018 and 2017, expenses were incurred in the amounts of $431, $363 and $347, respectively.

  Amended and Restated Services agreement between VRIAC and its U.S. insurance company affiliates and other affiliates for administrative, management, financial and information technology services, dated as of April 1, 2015. For the years

Voya Retirement Insurance and Annuity Company and Subsidiaries
A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

            ended December 31, 2019, 2018 and 2017, expenses related to the agreement were incurred in the amount of $12, $16 and $54, respectively.

  Intercompany agreement with VIM, as amended pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2019, 2018 and 2017, revenue under the VIM intercompany agreement was $59, $63 and $55, respectively.

  Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2019, 2018 and 2017 commission expenses incurred by VRIAC were $82, $79 and $77, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

As disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, DSL was divested as part of the 2018 Transaction. DSL had certain agreements whereby it generated revenues and expenses with affiliated entities, as follows:

  Underwriting and distribution agreements for variable insurance and mutual fund products with affiliated companies including VRIAC. For the years ended December 31, 2018 and 2017, commissions were collected in the amount of $69 and $170, respectively. Such commissions were, in turn, paid to broker-dealers.

  Intercompany agreements with affiliated companies related to investment advisory and other related services. The investment advisory agreement was terminated in the second quarter of 2017. For the years ended December 31, 2018 and 2017, expenses under these intercompany agreements were $26 and $83, respectively.

  Administrative and advisory services agreements with VIL and VIM, affiliated companies, in which DSL received certain services for a fee. These agreements were terminated in the second quarter of 2017. For the year ended December 31, 2017, expenses were incurred in the amount $23.

Reinsurance Agreements

The Company has entered into the following agreement with an affiliate that is accounted for under the deposit method. As of December 31, 2019 and 2018, the Company had deposit assets of $36 and $37, respectively, and deposit liabilities of $76 and $77, respectively, related to this agreement. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsures to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York is 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York is 100%.

Additionally, VRIAC entered in 2014 into a coinsurance agreement with Langhorne I, LLC ("Langhorne"), an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of its Stabilizer and Managed Custody Guarantee business. Effective January 1, 2018, the Company recaptured the coinsurance agreement and recorded a $74 pre-tax gain on the recapture which was reported in Operating expenses in the Consolidated Statement of Operations for the year ended December 31, 2018.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investment Advisory and Other Fees

DSL was retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. DSL entered into an administrative services subcontract with VIL, an affiliate, pursuant to which VIL, provided certain management, administrative and other services to Voya Investors Trust and was compensated a portion of the fees received by DSL under the management agreement. In addition, DSL was the investment advisor of Voya Partners, Inc., an affiliate. DSL and Voya Partners, Inc. had an investment advisory agreement, whereby DSL had overall responsibility to provide portfolio management services for Voya Partners, Inc and was paid a monthly fee. For the years ended December 31, 2018 and 2017, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $27 and $179, respectively. The investment advisory agreements were terminated in the second quarter of 2017.

VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For each of the years ended December 31, 2019, 2018 and 2017, distribution revenues received by VFP related to affiliated mutual fund products were $27.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2019, 2018, and 2017, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred and earned immaterial interest expense and interest income for the years ended December 31, 2019, 2018 and 2017. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2019, the Company had an outstanding receivable of $69 and no outstanding payable with Voya Financial under the reciprocal loan agreement. As of December 31, 2018, the Company did not have any outstanding receivable/payable with Voya Financial under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. For the year ended December 31, 2019, the company earned no affiliate interest income on this note. Interest income was $5 and $11 for the years ended December 31, 2018 and 2017, respectively. As of June 1, 2018, VIAC ceased to be an affiliate of the Company following the closing of the 2018 Transaction as disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements. The investment in surplus notes is reported in Fixed maturities, available-for-sale on the Company's Consolidated Balance Sheet as of December 31, 2019 and 2018.

Form No. SAI.75980-20	VRIAC Ed. May 2020